UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07238

SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)

1999 Avenue of the stars, 27th Floor Los Angeles, CA 90067

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: January 31

Date of reporting period: October 31, 2015

Item 1 — Schedule of Investments

This filing is on behalf of thirty-five of the forty Investment Company Series of SunAmerica Series Trust.

SunAmerica Series Trust

Cash Management Portfolio

PORTFOLIO OF INVESTMENTS —October 31, 2015 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

SHORT-TERM INVESTMENT SECURITIES — 93.2%
Asset-Backed Commercial Paper — 32.1%
Albion Capital LLC 0.15% due 11/06/2015*	$1,591,000	$1,590,967
Albion Capital LLC 0.32% due 11/23/2015*	866,000	865,833
Atlantic Asset Securitization LLC 0.11% due 11/02/2015*	10,000,000	9,999,969
Barton Capital LLC 0.11% due 11/02/2015*	10,000,000	9,999,969
Chariot Funding LLC 0.33% due 11/30/2015*	757,000	755,970
Chariot Funding LLC 0.40% due 12/16/2015*	3,000,000	2,994,870
Chariot Funding LLC 0.43% due 12/29/2015*	470,000	469,084
Chariot Funding LLC 0.46% due 02/01/2016*	2,000,000	1,997,649
Collateralized Commercial Paper Co. LLC 0.40% due 11/23/2015	2,000,000	1,997,540
Collateralized Commercial Paper Co. LLC 0.40% due 12/14/2015	1,000,000	998,340
Collateralized Commercial Paper Co. LLC 0.52% due 02/22/2016	3,000,000	2,995,103
Fairway Finance LLC 0.21% due 12/08/2015*	637,000	636,863
Fairway Finance LLC FRS 0.31% due 01/08/2016*	462,000	461,974
Fairway Finance LLC FRS 0.38% due 02/11/2016*	665,000	665,000
Gotham Funding Corp. 0.23% due 12/07/2015*	1,000,000	999,770
Gotham Funding Corp. 0.30% due 01/11/2016*	1,500,000	1,499,112
Jupiter Securitization Co. LLC 0.42% due 12/23/2015*	273,000	272,498
Jupiter Securitization Co. LLC 0.43% due 12/29/2015*	470,000	469,084
Kells Funding LLC 0.33% due 12/11/2015*	1,000,000	999,633
Kells Funding LLC 0.42% due 01/12/2016*	842,000	841,293
Liberty Street Funding LLC 0.28% due 01/05/2016*	3,000,000	2,998,483
Liberty Street Funding LLC 0.30% due 11/23/2015*	2,605,000	2,604,522
Liberty Street Funding LLC 0.39% due 11/30/2015*	791,000	789,924
Manhattan Asset Funding Co. LLC 0.26% due 12/09/2015	1,025,000	1,024,719
Manhattan Asset Funding Co. LLC 0.30% due 01/19/2016	1,000,000	999,342
Manhattan Asset Funding Co. LLC 0.31% due 01/13/2016	2,500,000	2,498,428
Manhattan Asset Funding Co. LLC 0.31% due 01/14/2016	1,000,000	999,363
Manhattan Asset Funding Co. LLC 0.34% due 01/20/2016	1,500,000	1,498,867
MetLife Short Term Funding LLC 0.21% due 12/14/2015*	390,000	389,902
MetLife Short Term Funding LLC 0.22% due 12/15/2015*	1,058,000	1,057,716
MetLife Short Term Funding LLC 0.23% due 01/04/2016*	901,000	900,632
MetLife Short Term Funding LLC 0.24% due 12/21/2015*	1,000,000	999,667
Mont Blanc Capital Corp. 0.32% due 11/13/2015*	280,000	279,970
Mont Blanc Capital Corp. 0.33% due 11/24/2015*	1,104,000	1,103,767
Mont Blanc Capital Corp. 0.33% due 12/10/2015*	766,000	765,726
Old Line Funding LLC 0.37% due 02/25/2016*	5,000,000	4,994,039
Old Line Funding LLC 0.38% due 02/25/2016*	921,000	919,872
Old Line Funding LLC FRS 0.39% due 02/01/2016*	1,496,000	1,496,000
Old Line Funding LLC 0.40% due 12/16/2015*	3,000,000	2,995,260
Old Line Funding LLC FRS 0.40% due 02/16/2016*	965,000	965,000
Old Line Funding LLC 0.48% due 04/05/2016*	392,000	391,185
Old Line Funding LLC 0.52% due 02/25/2016*	2,000,000	1,996,649
Regency Markets No.1 LLC 0.13% due 11/05/2015*	1,609,000	1,608,977
Regency Markets No.1 LLC 0.13% due 11/06/2015*	2,097,000	2,096,962
Thunder Bay Funding LLC 0.40% due 12/01/2015*	285,000	284,604
Thunder Bay Funding LLC FRS 0.40% due 02/08/2016*	2,800,000	2,800,000
Thunder Bay Funding LLC FRS 0.40% due 02/09/2016*	1,237,000	1,237,000
Thunder Bay Funding LLC 0.46% due 01/22/2016*	371,000	370,611
Versailles Commercial Paper LLC 0.31% due 11/13/2015*	701,000	700,928
Versailles Commercial Paper LLC 0.32% due 11/09/2015*	701,000	700,950
Versailles Commercial Paper LLC 0.32% due 11/23/2015*	2,949,000	2,948,423
Versailles Commercial Paper LLC 0.33% due 12/02/2015*	3,000,000	2,999,147
Working Capital Management Co. 0.14% due 11/03/2015*	510,000	509,996
Working Capital Management Co. 0.25% due 12/14/2015*	1,937,000	1,936,422
Working Capital Management Co. 0.25% due 12/15/2015*	1,901,000	1,900,419
Working Capital Management Co. 0.28% due 01/05/2016*	562,000	561,716

Total Asset-Backed Commercial Paper (cost $94,849,208)		94,835,709

Certificates of Deposit — 30.4%
Bank of Montreal Chicago FRS 0.28% due 11/04/2015	2,000,000	1,999,880

Bank of Montreal Chicago FRS 0.28% due 12/04/2015	1,654,000	1,653,934
Bank of Nova Scotia Houston FRS 0.26% due 12/03/2015	2,000,000	1,999,920
Bank of Nova Scotia Houston FRS 0.29% due 11/23/2015	426,000	425,983
Bank of Nova Scotia Houston FRS 0.30% due 01/07/2016	295,000	294,974
Bank of Nova Scotia Houston FRS 0.33% due 01/07/2016	2,750,000	2,749,890
Bank of Nova Scotia Houston FRS 0.34% due 02/11/2016	2,500,000	2,500,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.36% due 12/03/2015	515,000	515,050
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS 0.39% due 02/01/2016	3,000,000	3,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. 0.43% due 02/25/2016	1,250,000	1,250,000
Canadian Imperial Bank of Commerce NY FRS 0.41% due 11/13/2015	499,000	499,014
Citibank NA 0.31% due 12/08/2015	2,500,000	2,500,000
Credit Industriel et Commercial NY 0.38% due 11/05/2015	447,000	447,004
Credit Industriel et Commercial NY 0.43% due 01/04/2016	8,000,000	8,000,142
Credit Suisse NY 0.40% due 01/04/2016	5,000,000	5,000,000
Credit Suisse NY 0.41% due 01/04/2016	5,000,000	5,000,000
Credit Suisse NY 0.68% due 01/28/2016	475,000	475,381
DNB Bank ASA NY 0.09% due 11/06/2015	838,000	838,000
HSBC Bank USA NA NY FRS 0.30% due 11/06/2015	3,000,000	2,999,910
HSBC Bank USA NA NY FRS 0.33% due 12/02/2015	1,000,000	999,960
National Bank of Canada NY 0.42% due 02/17/2016	3,000,000	3,000,000
Natixis NY 0.31% due 12/11/2015	1,500,000	1,500,000
Nordea Bank Finland PLC 0.30% due 11/30/2015	4,000,000	4,000,000
Rabobank Nederland NY FRS 0.37% due 02/22/2016	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. NY 0.33% due 12/01/2015	2,000,000	2,000,000
Sumitomo Mitsui Banking Corp. NY 0.33% due 12/02/2015	492,000	492,000
Sumitomo Mitsui Banking Corp. NY FRS 0.35% due 11/13/2015	2,000,000	1,999,920
Sumitomo Mitsui Banking Corp. NY FRS 0.38% due 03/01/2016	500,000	500,000
Sumitomo Mitsui Banking Corp. NY FRS 0.42% due 02/25/2016	1,000,000	1,000,000
Svenska Handelsbanken NY 0.29% due 12/29/2015	5,000,000	5,000,201
Svenska Handelsbanken NY 0.31% due 11/25/2015	3,000,000	3,000,010
Toronto-Dominion Bank NY 0.34% due 12/16/2015	1,950,000	1,950,000
Toronto-Dominion Bank NY FRS 0.34% due 01/07/2016	1,400,000	1,399,874
UBS AG Stamford CT FRS 0.37% due 01/14/2016	2,000,000	2,000,000
UBS AG Stamford CT FRS 0.39% due 01/15/2016	2,000,000	2,000,000
UBS AG Stamford CT 0.41% due 12/31/2015	3,977,000	3,977,000
UBS AG Stamford CT 0.41% due 01/04/2016	1,000,000	1,000,000
Wells Fargo Bank NA FRS 0.27% due 11/12/2015	5,500,000	5,499,835
Wells Fargo Bank NA FRS 0.32% due 01/20/2016	1,000,000	999,900
Wells Fargo Bank NA FRS 0.32% due 02/01/2016	2,000,000	2,000,000
Wells Fargo Bank NA FRS 0.34% due 02/18/2016	1,500,000	1,500,000

Total Certificates of Deposit (cost $89,968,776)		89,967,782

Commercial Paper — 17.1%
ANZ New Zealand International, Ltd. FRS 0.27% due 11/02/2015*	1,000,000	999,950
ANZ New Zealand International, Ltd. FRS 0.28% due 11/09/2015*	3,000,000	2,999,820
ANZ New Zealand International, Ltd. FRS 0.35% due 12/29/2015*	2,775,000	2,774,750
ASB Finance, Ltd. 0.42% due 02/22/2016*	902,000	900,811
Bank of Tokyo-Mitsubishi UFJ, Ltd. NY 0.42% due 01/29/2016	128,000	127,867
BNZ International Funding, Ltd. FRS 0.35% due 01/05/2016*	1,167,000	1,166,895
BNZ International Funding, Ltd. 0.35% due 02/02/2016*	1,103,000	1,102,003
Caisse Centrale Desjardins 0.27% due 01/14/2016*	2,750,000	2,748,474
Erste Abwicklungsanstalt 0.32% due 11/23/2015*	496,000	495,903
Erste Abwicklungsanstalt 0.32% due 01/15/2016*	762,000	761,492
General Electric Capital Corp. 0.25% due 12/18/2015	1,000,000	999,920
General Electric Capital Corp. 0.26% due 11/09/2015	250,000	249,992

JP Morgan Securities LLC FRS 0.31% due 11/04/2015	750,000	749,955
JP Morgan Securities LLC FRS 0.36% due 11/10/2015	357,000	357,003
JP Morgan Securities LLC FRS 0.39% due 02/29/2016	2,000,000	2,000,000
JP Morgan Securities LLC FRS 0.40% due 02/09/2016*	2,000,000	1,999,999
National Bank of Canada FRS 0.36% due 01/07/2016*	1,620,000	1,620,000
Nederlandse Waterschapsbank NV 0.31% due 11/30/2015*	1,000,000	999,750
Nederlandse Waterschapsbank NV 0.33% due 12/07/2015*	2,239,000	2,238,261
Prudential Funding LLC 0.08% due 11/02/2015	13,200,000	13,199,971
Toyota Credit Canada, Inc. 0.43% due 02/26/2016	613,000	612,143
Toyota Financial Services de Puerto Rico, Inc. 0.30% due 12/23/2015	409,000	408,823
Toyota Financial Services de Puerto Rico, Inc. 0.42% due 02/16/2016	579,000	578,277
Toyota Motor Credit Corp. FRS 0.36% due 02/29/2016	2,500,000	2,500,000
Toyota Motor Credit Corp. FRS 0.37% due 02/23/2016	2,000,000	2,000,000
Toyota Motor Credit Corp. 0.40% due 03/02/2016	1,632,000	1,629,788
Westpac Securities NZ, Ltd. FRS 0.28% due 12/14/2015*	1,295,000	1,294,948
Westpac Securities NZ, Ltd. FRS 0.36% due 02/08/2016*	3,125,000	3,124,929

Total Commercial Paper (cost $50,642,493)		50,641,724

Corporate Notes — 1.3%
Bank of Montreal Senior Notes 0.80% due 11/06/2015	171,000	171,007
Canadian Imperial Bank of Commerce Senior Notes 2.35% due 12/11/2015	821,000	826,631
Cheyne Finance LLC FRS Escrow Security 4.83% due 10/25/2007*(1)(2)(3)(4)(5)	2,564,444	37,441
Cheyne Finance LLC FRS Escrow Security 4.83% due 01/25/2008*(1)(2)(3)(4)(5)	3,749,958	54,750
Royal Bank of Canada FRS Senior Notes 0.56% due 12/16/2015	2,080,000	2,080,715
Westpac Banking Corp. Senior Notes 3.00% due 12/09/2015	745,000	751,987

Total Corporate Notes (cost $3,982,872)		3,922,531

Municipal Bonds & Notes — 0.4%
Colorado Housing & Finance Authority VRDN Revenue Bonds 0.12% due 10/01/2034(6)	135,000	135,000
Minnesota Office of Higher Education VRDN Series A Revenue Bonds (LOC-US Bank NA) 0.13% due 12/01/2043(6)	725,000	725,000
North Hudson Sewerage Authority VRDN Revenue Bonds (LOC-TD Bank NA) 0.12% due 06/01/2044(6)	165,000	165,000
Simmons College Massachusetts VRDN Revenue Bonds (LOC-TD Bank NA) 0.15% due 10/01/2022(6)	180,000	180,000

Total Municipal Bonds & Notes (cost $1,205,000)		1,205,000

Time Deposits — 11.9%
Australia New Zealand Bank 0.09% due 11/02/2015	6,281,000	6,281,000
Lloyds Banking Group PLC 0.06% due 11/02/2015	4,157,000	4,157,000
Skandinaviska Enskilda Banken AB 0.05% due 11/02/2015	10,560,000	10,560,000
Swedbank AB 0.05% due 11/02/2015	14,200,000	14,200,000

Total Time Deposits (cost $35,198,000)		35,198,000

Total Short-Term Investment Securities — 93.2% (cost $275,846,349)		275,770,746

REPURCHASE AGREEMENTS — 7.0%

Agreement with Royal Bank of Canada, bearing interest at 0.10%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $20,738,173 collateralized by $267,136 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.39% due 03/01/2040, $262,152 of Federal Home Loan Mtg. Corp. Bonds, bearing interest at 2.43% due 03/01/2040, $8,567,425 of Federal National Mtg. Assoc. Bonds, bearing interest at 2.50% due 09/01/2027, $14,604,046 of Federal National Mtg. Assoc. Bonds, bearing interest at 3.50% due 03/01/2032, $2,338,832 of Federal National Mtg. Assoc. Bonds, bearing interest at 2.37% due 11/01/2039, $9,490,678 of Government National Mtg. Assoc. Bonds, bearing interest at 3.00% due 07/20/2044, $486,092 of Government National Mtg. Assoc. Bonds, bearing interest at 3.00% due 06/20/2045, and having an approximate aggregate value of $21,152,936 (cost $20,738,000)

	20,738,000	20,738,000

TOTAL INVESTMENTS — (cost $296,584,349)(7)	100.2%	296,508,746
Liabilities in excess of other assets	(0.2)	(717,446)

NET ASSETS	100.0%	$295,791,300

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $107,144,183 representing 36.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $92,191 representing 0.0% of net assets.
(3)	Security in default
(4)	Security issued by a structured investment vehicle (“SIV”). These SIV’s may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market’s assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.
(5)	On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, PLC (“SIV Portfolio”) (formerly Cheyne Finance PLC), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the “Notes”) held by the Portfolio, triggered the appointment of receivers (Deloitte &Touche LLP) (collectively, the “Receiver”) for the SIV Portfolio. On October 17, 2007, the Receiver determined that SIV Portfolio was unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are currently in default as a result of non-payment. These events, which are based on publicly-available information, materially and adversely affect the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio’s investment portfolio and made a further partial distribution to senior creditors, including the Portfolio. An additional partial distribution to senior creditors, including the Portfolio, was made on August 13, 2008. On June 4, 2015, the receivers announced publicly that actions are being taken to calculate final distributions, if any, to senior creditors and close the receivership. The market value of the Notes, as of October 31, 2015, represents the Notes’ residual value that may be distributed to the Portfolio.
(6)	The security’s effective maturity date is less than one year.
(7)	See Note 4 for cost of investments on a tax basis.

FRS — Floating Rate Security
LOC — Letter of Credit
VRDN — Variable Rate Demand Note

The rates shown on FRS and VRDN are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Industry Allocation*

Banks-Foreign-US Branches	28.4%
Banks-Foreign	16.0
Asset Backed Commercial Paper/Auto	11.6
Asset Backed Commercial Paper/Fully Supported	10.2
Brokerage/Investment	8.7
Banks-Domestic	5.6
Asset Backed Commercial Paper/Diversified	4.8
Insurance	4.5
Asset Backed Commercial Paper/Trade Receivables	3.4
Automobile	2.6
Collateralized Commercial Paper/Repurchase Agreement Backed	2.0
Sovereigns/Supranational	1.1
Diversified	0.4
Government-Related Entity	0.4
Student Loan	0.3
Higher Education	0.1
Municipal	0.1
Asset Backed/Structured Investment	0.0

100.2%

* Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Short-Term Investment Securities:
Corporate Notes	$—	$3,830,340	$92,191	$3,922,531
Other Short-Term Securities	—	271,848,215	—	271,848,215
Repurchase Agreements	—	20,738,000	—	20,738,000

Total Investments at Value	$—	$296,416,555	$92,191	$296,508,746

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 79.9%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc. Senior Notes 2.25% due 11/15/2017	$2,160,000	$2,163,892
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023	1,000,000	981,149
Interpublic Group of Cos., Inc. Senior Notes 4.00% due 03/15/2022	250,000	250,789
Omnicom Group, Inc. Company Guar. Notes 3.63% due 05/01/2022	3,000,000	3,042,603
Omnicom Group, Inc. Company Guar. Notes 3.65% due 11/01/2024	1,770,000	1,756,727

		8,195,160

Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.00% due 05/01/2023	650,000	667,875
Lamar Media Corp. Company Guar. Notes 5.38% due 01/15/2024	750,000	778,125
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022	675,000	715,500
Outfront Media Capital LLC Company Guar. Notes 5.25% due 02/15/2022	375,000	385,313
Outfront Media Capital LLC Company Guar. Notes 5.63% due 02/15/2024	875,000	910,551
Outfront Media Capital LLC Company Guar. Notes 5.88% due 03/15/2025	925,000	959,687

		4,417,051

Aerospace/Defense — 0.2%
Lockheed Martin Corp. Senior Notes 2.90% due 03/01/2025	2,155,000	2,079,394
Rockwell Collins, Inc. Senior Notes 3.10% due 11/15/2021	750,000	771,348

		2,850,742

Aerospace/Defense-Equipment — 0.3%
KLX, Inc. Company Guar. Notes 5.88% due 12/01/2022*	1,000,000	1,020,625
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020	575,000	576,437
TransDigm, Inc. Company Guar. Notes 6.00% due 07/15/2022	575,000	580,750
TransDigm, Inc. Company Guar. Notes 6.50% due 07/15/2024	1,150,000	1,170,125
TransDigm, Inc. Senior Sub. Notes 6.50% due 05/15/2025*	975,000	990,844
TransDigm, Inc. Company Guar. Notes 7.50% due 07/15/2021	1,000,000	1,055,000

		5,393,781

Agricultural Chemicals — 0.2%
Incitec Pivot Finance LLC Company Guar. Notes 6.00% due 12/10/2019*	2,940,000	3,163,669

Airlines — 0.3%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	1,000,000	1,013,109
Southwest Airlines Co. Senior Notes 5.13% due 03/01/2017	2,500,000	2,625,213
Southwest Airlines Co. Senior Notes 7.38% due 03/01/2027	1,215,000	1,528,201

		5,166,523

Applications Software — 0.2%
Emdeon, Inc. Company Guar. Notes 6.00% due 02/15/2021*	1,100,000	1,079,375
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019	900,000	958,500
Nuance Communications, Inc. Company Guar. Notes 5.38% due 08/15/2020*	1,900,000	1,938,000

		3,975,875

Auto-Cars/Light Trucks — 2.4%
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	5,000,000	4,987,740
Daimler Finance North America LLC Company Guar. Notes 2.63% due 09/15/2016*	1,700,000	1,719,028
Daimler Finance North America LLC Company Guar. Notes 2.95% due 01/11/2017*	4,000,000	4,066,268
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	3,000,000	2,973,105
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	3,600,000	3,655,717
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	550,000	573,976
Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	5,500,000	5,807,021
Ford Motor Credit Co. LLC Senior Notes 5.00% due 05/15/2018	2,500,000	2,655,070
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,905,000	1,856,592
General Motors Co. Senior Notes 5.20% due 04/01/2045	2,250,000	2,227,572

General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	2,750,000	2,685,438
General Motors Corp. Escrow Notes 7.20% due 01/15/2011†(2)(6)	1,000,000	0
General Motors Corp. Escrow Notes 7.40% due 09/01/2025†(2)(6)	2,800,000	0
General Motors Corp. Escrow Notes 9.45% due 11/01/2011†(2)(6)	250,000	0
Harley-Davidson Financial Services, Inc. Company Guar. Notes 2.70% due 03/15/2017*	910,000	926,907
Harley-Davidson Financial Services, Inc. Company Guar. Notes 3.88% due 03/15/2016*	1,190,000	1,203,977
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*	2,500,000	2,457,117
Hyundai Capital America Senior Notes 2.88% due 08/09/2018*	2,500,000	2,541,700
Nissan Motor Acceptance Corp. Senior Notes 1.95% due 09/12/2017*	3,380,000	3,400,223

		43,737,451

Auto-Heavy Duty Trucks — 0.1%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	1,175,000	1,242,563

Auto/Truck Parts & Equipment-Original — 0.7%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,725,000	1,789,687
American Axle & Manufacturing, Inc. Company Guar. Notes 6.63% due 10/15/2022	725,000	770,313
American Axle & Manufacturing, Inc. Company Guar. Notes 7.75% due 11/15/2019	1,725,000	1,927,687
Lear Corp. Company Guar. Notes 4.75% due 01/15/2023	1,525,000	1,534,531
Lear Corp. Company Guar. Notes 5.25% due 01/15/2025	625,000	637,500
MPG Holdco I, Inc. Company Guar. Notes 7.38% due 10/15/2022	1,400,000	1,487,500
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	950,000	894,188
Tenneco, Inc. Company Guar. Notes 5.38% due 12/15/2024	800,000	828,000
Tenneco, Inc. Company Guar. Notes 6.88% due 12/15/2020	825,000	852,844
ZF North America Capital, Inc. Company Guar. Notes 4.50% due 04/29/2022*	175,000	176,202
ZF North America Capital, Inc. Company Guar. Notes 4.75% due 04/29/2025*	1,125,000	1,103,906

		12,002,358

Auto/Truck Parts & Equipment-Replacement — 0.1%
UCI International, Inc. Company Guar. Notes 8.63% due 02/15/2019(2)	1,875,000	1,331,250

Banks-Commercial — 1.6%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,738,035
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016	3,245,000	3,285,296
BB&T Corp. Senior Notes 2.25% due 02/01/2019	2,445,000	2,470,482
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	3,056,346
CIT Group, Inc. Senior Notes 5.00% due 08/01/2023	625,000	654,687
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018	1,475,000	1,546,906
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020	250,000	269,688
CIT Group, Inc. Senior Notes 6.63% due 04/01/2018*	475,000	511,813
City National Corp. Senior Notes 5.25% due 09/15/2020	2,205,000	2,479,968
Compass Bank Senior Notes 2.75% due 09/29/2019	1,530,000	1,517,725
Compass Bank Sub. Notes 3.88% due 04/10/2025	3,110,000	2,896,122
Discover Bank Senior Notes 2.00% due 02/21/2018	1,700,000	1,687,260
Discover Bank Sub. Notes 8.70% due 11/18/2019	688,000	816,954
Manufacturers & Traders Trust Co. FRS Sub. Notes 5.63% due 12/01/2021	2,860,000	2,838,550
Union Bank NA Senior Notes 2.63% due 09/26/2018	2,300,000	2,339,300

		29,109,132

Banks-Fiduciary — 0.4%
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,566,244
Wilmington Trust Corp. Sub. Notes 8.50% due 04/02/2018	3,390,000	3,868,875

		7,435,119

Banks-Super Regional — 0.6%
Banc One Corp. Sub. Debentures 8.00% due 04/29/2027	460,000	602,930
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,689,990

Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,309,769
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	1,730,000	1,741,541
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020	1,780,000	2,097,655
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	1,600,000	1,616,475

		10,058,360

Batteries/Battery Systems — 0.0%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	550,000	558,250

Beverages-Non-alcoholic — 0.1%
PepsiCo, Inc. Senior Notes 2.15% due 10/14/2020	645,000	644,645
PepsiCo, Inc. Senior Notes 4.45% due 04/14/2046	1,460,000	1,494,669

		2,139,314

Beverages-Wine/Spirits — 0.0%
Constellation Brands, Inc. Company Guar. Notes 4.75% due 11/15/2024	350,000	366,625

Brewery — 0.1%
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	1,840,000	1,861,504

Broadcast Services/Program — 0.4%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series A 6.50% due 11/15/2022	75,000	77,250
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes Series B 6.50% due 11/15/2022	3,000,000	3,127,500
Discovery Communications LLC Company Guar. Notes 5.05% due 06/01/2020	2,000,000	2,172,968
iHeartCommunications, Inc. Senior Sec. Notes 9.00% due 03/01/2021	1,575,000	1,295,437
Nexstar Broadcasting, Inc. Company Guar. Notes 6.13% due 02/15/2022*	1,100,000	1,100,000

		7,773,155

Building & Construction Products-Misc. — 0.4%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	1,150,000	1,221,875
CPG Merger Sub LLC Company Guar. Notes 8.00% due 10/01/2021*	500,000	508,750
NCI Building Systems, Inc. Company Guar. Notes 8.25% due 01/15/2023*	1,250,000	1,325,000
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021	1,850,000	1,961,000
USG Corp. Company Guar. Notes 5.50% due 03/01/2025*	625,000	642,969
USG Corp. Company Guar. Notes 5.88% due 11/01/2021*	925,000	974,718

		6,634,312

Building & Construction-Misc. — 0.1%
Unifrax I LLC/Unifrax Holding Co. Company Guar. Notes 7.50% due 02/15/2019*	1,225,000	1,182,125

Building Products-Wood — 0.5%
Masco Corp. Senior Notes 4.45% due 04/01/2025	5,110,000	5,122,775
Masco Corp. Senior Notes 5.85% due 03/15/2017	3,250,000	3,428,750
Masco Corp. Senior Notes 5.95% due 03/15/2022	730,000	808,475

		9,360,000

Building-Heavy Construction — 0.1%
SBA Tower Trust Sec. Notes 5.10% due 04/15/2042*	1,790,000	1,827,650

Building-Residential/Commercial — 0.1%
Allegion US Holding Co., Inc. Company Guar. Notes 5.75% due 10/01/2021	925,000	971,250

Cable/Satellite TV — 2.2%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	825,000	834,900
Altice US Finance II Corp. Senior Sec. Notes 7.75% due 07/15/2025*	1,075,000	1,034,687
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023	1,025,000	1,027,563
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 03/15/2021	225,000	232,313
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.38% due 05/01/2025*	850,000	841,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	300,000	304,500
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.88% due 05/01/2027*	775,000	775,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022	1,250,000	1,325,000

CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	650,000	674,375
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,350,000	2,388,735
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	2,365,000	2,452,486
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	175,000	168,130
Cequel Communications Holdings I LLC/Cequel Capital Corp. Senior Notes 5.13% due 12/15/2021*	1,450,000	1,393,073
Comcast Corp. Company Guar. Notes 5.88% due 02/15/2018	1,000,000	1,098,950
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	748,000	797,004
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	1,000,000	900,278
Cox Communications, Inc. Senior Notes 3.25% due 12/15/2022*	820,000	754,692
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.45% due 04/01/2024	1,500,000	1,546,729
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	1,500,000	1,427,176
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 6.38% due 03/01/2041	3,500,000	3,779,793
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	500,000	462,500
DISH DBS Corp. Company Guar. Notes 5.88% due 07/15/2022	2,225,000	2,180,500
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	975,000	932,588
Neptune Finco Corp. Company Guar. Notes 6.63% due 10/15/2025*	875,000	920,938
Neptune Finco Corp. Senior Notes 10.13% due 01/15/2023*	875,000	925,313
Neptune Finco Corp. Senior Notes 10.88% due 10/15/2025*	2,425,000	2,588,687
Time Warner Cable, Inc. Company Guar. Notes 4.00% due 09/01/2021	3,273,000	3,343,150
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	1,000,000	809,969
Time Warner Cable, Inc. Company Guar. Notes 5.50% due 09/01/2041	3,410,000	3,129,708
Time Warner Cable, Inc. Company Guar. Notes 6.75% due 06/15/2039	690,000	705,024
Time Warner Cable, Inc. Company Guar. Notes 8.75% due 02/14/2019	490,000	574,388

		40,329,649

Casino Hotels — 0.6%
Boyd Gaming Corp. Company Guar. Notes 6.88% due 05/15/2023	1,175,000	1,245,500
Chester Downs & Marina LLC Senior Sec. Notes 9.25% due 02/01/2020*	950,000	707,750
MGM Resorts International Company Guar. Notes 5.25% due 03/31/2020	425,000	433,500
MGM Resorts International Company Guar. Notes 6.00% due 03/15/2023	650,000	659,750
MGM Resorts International Company Guar. Notes 6.75% due 10/01/2020	950,000	1,011,750
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	1,925,000	2,136,750
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,425,000	2,418,937
Station Casinos LLC Company Guar. Notes 7.50% due 03/01/2021	1,575,000	1,681,313

		10,295,250

Casino Services — 0.1%
Affinity Gaming LLC/Affinity Gaming Finance Corp. Company Guar. Notes 9.00% due 05/15/2018	550,000	555,500
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. Senior Sec. Notes 9.50% due 06/15/2019*	811,000	843,440

		1,398,940

Cellular Telecom — 1.1%
Crown Castle Towers LLC Senior Sec. Notes 5.50% due 01/15/2037*	5,650,000	5,796,406
Sprint Communications, Inc. Senior Notes 6.00% due 11/15/2022	1,825,000	1,559,444
Sprint Communications, Inc. Company Guar. Notes 7.00% due 03/01/2020*	375,000	393,750
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	200,000	219,874
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	1,275,000	1,119,609
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	1,700,000	1,572,500
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019	1,575,000	1,319,062

T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	200,000	199,375
T-Mobile USA, Inc. Company Guar. Notes 6.13% due 01/15/2022	400,000	407,000
T-Mobile USA, Inc. Company Guar. Notes 6.25% due 04/01/2021	425,000	438,770
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	575,000	576,438
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	925,000	938,875
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 11/15/2020	1,350,000	1,390,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/28/2021	100,000	103,500
T-Mobile USA, Inc. Company Guar. Notes 6.63% due 04/01/2023	1,325,000	1,353,567
T-Mobile USA, Inc. Company Guar. Notes 6.73% due 04/28/2022	375,000	387,188
T-Mobile USA, Inc. Company Guar. Notes 6.84% due 04/28/2023	1,350,000	1,393,875

		19,169,733

Chemicals-Diversified — 0.2%
Axiall Corp. Company Guar. Notes 4.88% due 05/15/2023	125,000	118,828
Celanese US Holdings LLC Company Guar. Notes 4.63% due 11/15/2022	925,000	928,469
Eagle Spinco, Inc. Company Guar. Notes 4.63% due 02/15/2021	500,000	486,875
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	950,000	845,500
FMC Corp. Senior Notes 3.95% due 02/01/2022	1,500,000	1,483,468
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	625,000	529,688

		4,392,828

Chemicals-Plastics — 0.1%
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018	1,600,000	1,224,000
Rohm & Haas Co. Senior Notes 6.00% due 09/15/2017	402,000	432,187

		1,656,187

Chemicals-Specialty — 0.6%
Albemarle Corp. Company Guar. Notes 4.15% due 12/01/2024	1,465,000	1,450,713
Albemarle Corp. Company Guar. Notes 5.45% due 12/01/2044	1,985,000	1,964,791
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	1,400,000	1,400,770
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	1,475,000	1,387,459
Huntsman International LLC Company Guar. Notes 5.13% due 11/15/2022*	1,175,000	1,092,750
Platform Specialty Products Corp. Senior Notes 6.50% due 02/01/2022*	2,800,000	2,380,000
W.R. Grace & Co. Company Guar. Notes 5.13% due 10/01/2021*	325,000	338,000
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*	425,000	438,812

		10,453,295

Coatings/Paint — 0.6%
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,635,951
RPM International, Inc. Senior Notes 6.13% due 10/15/2019	1,875,000	2,081,940
RPM International, Inc. Senior Notes 6.50% due 02/15/2018	2,350,000	2,563,591
US Coatings Acquisition, Inc./Flash Dutch 2 BV Company Guar. Notes 7.38% due 05/01/2021*	1,825,000	1,929,938
Valspar Corp. Senior Notes 3.30% due 02/01/2025	875,000	843,650
Valspar Corp. Senior Notes 4.40% due 02/01/2045	1,415,000	1,277,165

		10,332,235

Commercial Services — 0.3%
Anna Merger Sub, Inc. Senior Notes 7.75% due 10/01/2022*	2,900,000	2,805,750
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024	1,400,000	1,407,000
ServiceMaster Co. Senior Notes 7.10% due 03/01/2018	550,000	573,375
ServiceMaster Co. Senior Notes 7.45% due 08/15/2027	275,000	281,187

		5,067,312

Commercial Services-Finance — 0.5%
Automatic Data Processing, Inc. Senior Notes 3.38% due 09/15/2025	1,240,000	1,271,113
Igloo Holdings Corp. Senior Notes 8.25% due 12/15/2017*(1)	1,425,000	1,435,688
Interactive Data Corp. Company Guar. Notes 5.88% due 04/15/2019*	2,150,000	2,190,312
Lender Processing Services, Inc./Black Knight Lending Solutions, Inc. Company Guar. Notes 5.75% due 04/15/2023	95,000	99,781
McGraw Hill Financial, Inc. Company Guar. Notes 4.00% due 06/15/2025*	1,150,000	1,142,380
McGraw Hill Financial, Inc. Company Guar. Notes 4.40% due 02/15/2026*	2,070,000	2,118,686
Moody’s Corp. Senior Notes 5.50% due 09/01/2020	900,000	1,003,827

		9,261,787

Computer Aided Design — 0.1%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	1,820,000	1,822,275

Computer Graphics — 0.1%
Logo Merger Sub Corp. Company Guar. Notes 8.38% due 10/15/2020*	1,950,000	1,998,750

Computer Services — 0.3%
HP Enterprise Co. Senior Notes 3.60% due 10/15/2020*	1,670,000	1,681,936
IHS, Inc. Company Guar. Notes 5.00% due 11/01/2022	725,000	732,250
SAIC, Inc. Company Guar. Notes 5.95% due 12/01/2040	850,000	808,608
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019	1,575,000	1,630,125
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020	825,000	860,145

		5,713,064

Computer Software — 0.2%
Italics Merger Sub, Inc. Senior Notes 7.13% due 07/15/2023*	2,200,000	2,182,378
SS&C Technologies Holdings, Inc. Company Guar. Notes 5.88% due 07/15/2023*	1,125,000	1,181,250

		3,363,628

Computers — 0.1%
Apple, Inc. Senior Notes 1.00% due 05/03/2018	1,300,000	1,296,294
Apple, Inc. Senior Notes 2.40% due 05/03/2023	790,000	772,897

		2,069,191

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021	1,250,000	1,234,375
NCR Corp. Company Guar. Notes 5.00% due 07/15/2022	625,000	614,062
NCR Corp. Company Guar. Notes 5.88% due 12/15/2021	275,000	277,750
NCR Corp. Company Guar. Notes 6.38% due 12/15/2023	900,000	927,000

		3,053,187

Consulting Services — 0.3%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	243,239
Verisk Analytics, Inc. Company Guar. Notes 4.13% due 09/12/2022	2,068,000	2,098,259
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,060,000	2,926,578

		5,268,076

Consumer Products-Misc. — 0.3%
Clorox Co. Senior Notes 3.55% due 11/01/2015	800,000	800,000
Prestige Brands, Inc. Company Guar. Notes 5.38% due 12/15/2021*	2,625,000	2,625,000
Prestige Brands, Inc. Company Guar. Notes 8.13% due 02/01/2020	150,000	157,125
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025*	1,250,000	1,332,812
Spectrum Brands, Inc. Company Guar. Notes 6.13% due 12/15/2024*	600,000	646,500

		5,561,437

Containers-Metal/Glass — 0.6%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,425,000	1,389,375
Ball Corp. Company Guar. Notes 5.25% due 07/01/2025	1,875,000	1,905,469
BWAY Holding Co. Senior Notes 9.13% due 08/15/2021*	2,175,000	2,115,187
Crown Americas LLC/Crown Americas Capital Corp. IV Company Guar. Notes 4.50% due 01/15/2023	1,825,000	1,829,562

Owens-Brockway Glass Container, Inc. Senior Notes 5.00% due 01/15/2022*	200,000	203,876
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	1,350,000	1,356,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.88% due 08/15/2023*	450,000	477,563
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.38% due 08/15/2025*	950,000	1,011,750

		10,289,532

Containers-Paper/Plastic — 1.2%
Berry Plastics Corp. Sec. Notes 5.13% due 07/15/2023	975,000	965,250
Berry Plastics Corp. Sec. Notes 5.50% due 05/15/2022	2,975,000	3,064,250
Berry Plastics Corp. Sec. Notes 6.00% due 10/15/2022*	550,000	574,750
Graphic Packaging International, Inc. Company Guar. Notes 4.75% due 04/15/2021	950,000	973,750
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	2,750,000	2,746,312
Packaging Corp. of America Senior Notes 3.90% due 06/15/2022	1,250,000	1,281,066
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	915,000	963,788
Pactiv LLC Senior Notes 7.95% due 12/15/2025	375,000	362,813
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	1,450,000	1,508,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 8.25% due 02/15/2021	2,725,000	2,830,594
Rock-Tenn Co. Company Guar. Notes 4.00% due 03/01/2023	700,000	715,841
Rock-Tenn Co. Company Guar. Notes 4.45% due 03/01/2019	740,000	781,109
Sealed Air Corp. Company Guar. Notes 4.88% due 12/01/2022*	525,000	539,437
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	1,075,000	1,104,562
Sealed Air Corp. Company Guar. Notes 5.25% due 04/01/2023*	475,000	496,375
Sealed Air Corp. Senior Notes 5.50% due 09/15/2025*	1,050,000	1,107,750
Sonoco Products Co. Senior Notes 5.75% due 11/01/2040	770,000	849,552
Westvaco Corp. Company Guar. Notes 7.65% due 03/15/2027	450,000	505,706

		21,370,905

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	2,225,000	2,063,688

Data Processing/Management — 1.4%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	1,450,000	1,460,165
Audatex North America, Inc. Company Guar. Notes 6.13% due 11/01/2023*	1,600,000	1,610,000
Fidelity National Information Services, Inc. Company Guar. Notes 3.50% due 04/15/2023	3,800,000	3,619,314
Fidelity National Information Services, Inc. Company Guar. Notes 3.88% due 06/05/2024	2,265,000	2,169,147
Fidelity National Information Services, Inc. Senior Notes 5.00% due 10/15/2025	1,860,000	1,923,084
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	1,250,000	1,271,875
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	500,000	508,750
First Data Corp. Sec. Notes 8.25% due 01/15/2021*	675,000	707,906
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(1)	5,075,000	5,343,975
First Data Corp. Company Guar. Notes 11.25% due 01/15/2021	276,000	305,380
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	6,750,000	6,824,675

		25,744,271

Decision Support Software — 0.1%
MSCI, Inc. Company Guar. Notes 5.25% due 11/15/2024*	350,000	368,375
MSCI, Inc. Company Guar. Notes 5.75% due 08/15/2025*	975,000	1,028,138

		1,396,513

Dental Supplies & Equipment — 0.0%
DENTSPLY International, Inc. Senior Notes 2.75% due 08/15/2016	680,000	688,010

Diagnostic Equipment — 0.2%
Crimson Merger Sub, Inc. Senior Notes 6.63% due 05/15/2022*	3,750,000	3,248,437

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.00% due 05/01/2025	525,000	521,166
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	275,000	279,125
DaVita, Inc. Company Guar. Notes 5.75% due 08/15/2022	1,275,000	1,338,750

		2,139,041

Disposable Medical Products — 0.1%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,200,000	2,213,750

Distribution/Wholesale — 0.4%
American Builders & Contractors Supply Co., Inc. Senior Notes 5.63% due 04/15/2021*	1,525,000	1,566,937
Beacon Roofing Supply, Inc. Company Guar. Notes 6.38% due 10/01/2023*	450,000	473,625
HD Supply, Inc. Senior Sec. Notes 5.25% due 12/15/2021*	650,000	682,500
HD Supply, Inc. Company Guar. Notes 7.50% due 07/15/2020	925,000	985,125
Ingram Micro, Inc. Senior Notes 5.00% due 08/10/2022	2,800,000	2,865,898

		6,574,085

Diversified Banking Institutions — 7.2%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	5,000,000	5,023,070
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	5,000,000	5,058,980
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	983,974
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,441,790
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,450,671
Bank of America Corp. Senior Notes 5.63% due 07/01/2020	9,100,000	10,250,568
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	6,540,000	7,476,521
Citigroup, Inc. Senior Notes 3.88% due 10/25/2023	3,000,000	3,102,387
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,111,991
Citigroup, Inc. Senior Notes 4.45% due 01/10/2017	1,430,000	1,483,639
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	1,370,000	1,481,548
Citigroup, Inc. Senior Notes 4.59% due 12/15/2015	2,000,000	2,008,502
Citigroup, Inc. Senior Notes 5.38% due 08/09/2020	3,000,000	3,373,560
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,740,443
Goldman Sachs Group, Inc. Senior Notes 3.63% due 02/07/2016	2,350,000	2,368,205
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,011,349
Goldman Sachs Group, Inc. Senior Notes 5.75% due 01/24/2022	9,000,000	10,313,172
Goldman Sachs Group, Inc. Senior Notes 6.00% due 06/15/2020	1,000,000	1,145,547
Goldman Sachs Group, Inc. Senior Notes 6.25% due 02/01/2041	3,800,000	4,597,479
Goldman Sachs Group, Inc. Senior Notes 7.50% due 02/15/2019	1,500,000	1,748,225
JPMorgan Chase & Co. Senior Notes 1.63% due 05/15/2018	5,000,000	4,984,025
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,481,416
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,488,817
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/2018	2,330,000	2,542,738
Morgan Stanley Senior Notes 3.45% due 11/02/2015	990,000	990,000
Morgan Stanley Senior Notes 3.80% due 04/29/2016	4,740,000	4,811,953
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	3,500,000	3,404,475
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,064,436
Morgan Stanley Senior Notes 4.75% due 03/22/2017	1,450,000	1,515,028
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,140,030
Morgan Stanley Senior Notes 5.50% due 07/24/2020	5,000,000	5,616,805
Morgan Stanley Senior Notes 5.75% due 01/25/2021	4,000,000	4,558,836

Morgan Stanley Senior Notes 5.95% due 12/28/2017	2,130,000	2,317,304
Morgan Stanley Senior Notes 6.38% due 07/24/2042	450,000	565,734
Morgan Stanley Senior Notes 6.63% due 04/01/2018	3,090,000	3,432,570

		129,085,788

Diversified Financial Services — 0.4%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	6,013,000	6,086,539
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	859,000	951,113
		7,037,652
Diversified Manufacturing Operations — 0.3%
Harsco Corp. Senior Notes 5.75% due 05/15/2018	2,758,000	2,702,840
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	896,526
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	2,000,979

		5,600,345

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	370,000	353,134
E-Commerce/Services — 0.3%
Expedia, Inc. Company Guar. Notes 4.50% due 08/15/2024	3,300,000	3,292,288
Expedia, Inc. Company Guar. Notes 5.95% due 08/15/2020	930,000	1,030,738
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022	1,850,000	1,739,000
		6,062,026
Educational Software — 0.0%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	925,000	795,500
Electric Products-Misc. — 0.3%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,426,572
WESCO Distribution, Inc. Company Guar. Notes 5.38% due 12/15/2021	2,700,000	2,612,250
		5,038,822
Electric-Distribution — 0.1%
Great River Energy 1st Mtg. Bonds 5.83% due 07/01/2017*	492,205	508,317
UIL Holdings Corp. Senior Notes 4.63% due 10/01/2020	2,070,000	2,209,388
		2,717,705
Electric-Integrated — 1.9%
American Electric Power Co., Inc. Senior Notes 2.95% due 12/15/2022	2,900,000	2,815,732
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,225,985
Commonwealth Edison Co. 1st Mtg. Notes 6.15% due 09/15/2017	820,000	890,833
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,383,690
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	145,499
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,514,221
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	4,900,000	4,993,061
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	504,252
FirstEnergy Solutions Corp. Company Guar. Notes 6.05% due 08/15/2021	585,000	634,762
FPL Energy National Wind Portfolio LLC Senior Sec. Notes 6.13% due 03/25/2019*(2)(3)	18,969	18,969
Great Plains Energy, Inc. Senior Notes 4.85% due 06/01/2021	1,000,000	1,087,336
Midamerican Energy Holdings Co. Senior Notes 5.95% due 05/15/2037	4,750,000	5,599,205
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	1,100,000	1,091,182
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.63% due 06/15/2023	3,000,000	3,007,248
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 4.50% due 06/01/2021	2,000,000	2,143,786
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 7.88% due 12/15/2015	210,000	211,734
PPL Capital Funding, Inc. Company Guar. Notes 3.95% due 03/15/2024	2,500,000	2,592,360
PPL Capital Funding, Inc. Company Guar. Notes 4.20% due 06/15/2022	590,000	617,223
PSEG Power LLC Company Guar. Notes 2.45% due 11/15/2018	1,275,000	1,281,013
PSEG Power LLC Company Guar. Notes 4.15% due 09/15/2021	725,000	749,945
Virginia Electric & Power Co. Senior Notes 5.00% due 06/30/2019	810,000	894,157

		33,402,193

Electronic Components-Misc. — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,072,187

Electronic Components-Semiconductors — 0.4%
Advanced Micro Devices, Inc. Senior Notes 7.00% due 07/01/2024	1,175,000	822,500
Advanced Micro Devices, Inc. Senior Notes 7.50% due 08/15/2022	475,000	344,375
Intel Corp. Senior Notes 3.70% due 07/29/2025	1,400,000	1,453,854
Intel Corp. Senior Notes 4.90% due 07/29/2045	2,190,000	2,277,534
Micron Technology, Inc. Senior Notes 5.25% due 08/01/2023*	900,000	879,291
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	425,000	406,938
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	475,000	452,437

		6,636,929

Electronic Forms — 0.2%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	3,310,000	3,270,618

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc. Senior Notes 3.20% due 10/01/2022	1,170,000	1,144,570
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	1,600,000	1,604,477
Keysight Technologies, Inc. Company Guar. Notes 4.55% due 10/30/2024*	4,175,000	3,981,693

		6,730,740

Energy-Alternate Sources — 0.1%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	1,325,000	1,222,313
TerraForm Power Operating LLC FRS Company Guar. Notes 6.13% due 06/15/2025*	525,000	472,500

		1,694,813

Engineering/R&D Services — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	1,170,000	1,157,254

Enterprise Software/Service — 0.6%
BMC Software Finance, Inc. Senior Notes 8.13% due 07/15/2021*	1,600,000	1,238,000
BMC Software, Inc. Senior Notes 7.25% due 06/01/2018	1,175,000	1,034,000
Boxer Parent Co., Inc. Senior Notes 9.00% due 10/15/2019*(1)	1,525,000	1,090,375
Ensemble S Merger Sub, Inc. Senior Notes 9.00% due 09/30/2023*	1,600,000	1,604,000
Infor Software Parent LLC/Infor Software Parent, Inc. Company Guar. Notes 7.13% due 05/01/2021*(1)	2,700,000	2,337,174
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	325,000	331,500
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	3,400,000	3,221,500

		10,856,549

Finance-Auto Loans — 0.4%
Ally Financial, Inc. Company Guar. Notes 2.75% due 01/30/2017	300,000	301,500
Ally Financial, Inc. Senior Notes 3.25% due 09/29/2017	325,000	327,031
Ally Financial, Inc. Company Guar. Notes 3.50% due 01/27/2019	225,000	226,406
Ally Financial, Inc. Senior Notes 3.75% due 11/18/2019	525,000	531,825
Ally Financial, Inc. Senior Notes 4.13% due 03/30/2020	200,000	206,500
Ally Financial, Inc. Senior Notes 4.13% due 02/13/2022	750,000	758,906
Ally Financial, Inc. Senior Notes 4.63% due 05/19/2022	200,000	208,000
Ally Financial, Inc. Senior Notes 4.63% due 03/30/2025	600,000	604,500
Ally Financial, Inc. Company Guar. Notes 4.75% due 09/10/2018	700,000	728,000
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	825,000	869,303
Ally Financial, Inc. Company Guar. Notes 6.25% due 12/01/2017	1,475,000	1,574,563
Ally Financial, Inc. Company Guar. Notes 8.00% due 11/01/2031	860,000	1,042,750

		7,379,284

Finance-Commercial — 0.1%
Football Trust V Pass Through Certs. 5.35% due 10/05/2020*(2)	2,400,000	2,652,494

Finance-Consumer Loans — 0.7%
HSBC Finance Capital Trust IX FRS Company Guar. Notes 5.91% due 11/30/2035	3,700,000	3,703,700
HSBC Finance Corp. Senior Sub. Notes 6.68% due 01/15/2021	7,178,000	8,347,655

		12,051,355

Finance-Credit Card — 0.6%
Capital One Bank USA NA Senior Notes 2.15% due 11/21/2018	1,650,000	1,646,954
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	5,969,015
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,185,912

		10,801,881

Finance-Investment Banker/Broker — 1.4%
Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/2018	3,810,000	4,262,152
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,145,133
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	5,715,000	6,423,043
Jefferies Group LLC Senior Notes 8.50% due 07/15/2019	1,905,000	2,243,701
Raymond James Financial, Inc. Senior Notes 4.25% due 04/15/2016	1,215,000	1,231,411
Raymond James Financial, Inc. Senior Notes 5.63% due 04/01/2024	2,150,000	2,413,418
Raymond James Financial, Inc. Senior Notes 8.60% due 08/15/2019	2,650,000	3,206,169
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	871,101
TD Ameritrade Holding Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,710,645

		24,506,773

Finance-Mortgage Loan/Banker — 0.2%
CoreLogic, Inc. Company Guar. Notes 7.25% due 06/01/2021	1,100,000	1,157,750
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	2,750,000	2,729,375

		3,887,125

Finance-Other Services — 0.2%
Cantor Fitzgerald LP Bonds 7.88% due 10/15/2019*	2,200,000	2,405,823
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 10.38% due 11/01/2018	1,155,000	1,433,255

		3,839,078

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	243,750

Firearms & Ammunition — 0.1%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,375,000	1,089,688

Food-Canned — 0.1%
TreeHouse Foods, Inc. Company Guar. Notes 4.88% due 03/15/2022	1,650,000	1,596,375

Food-Catering — 0.2%
Aramark Services, Inc. Company Guar. Notes 5.75% due 03/15/2020	3,000,000	3,131,250

Food-Dairy Products — 0.1%
Dean Foods Co.
Company Guar. Notes
6.50% due 03/15/2023*	1,225,000	1,292,375

Food-Flour & Grain — 0.1%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	525,000	559,125
Post Holdings, Inc. Company Guar. Notes 8.00% due 07/15/2025*	1,950,000	2,115,750

		2,674,875

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	725,000	775,750
Sun Merger Sub, Inc. Senior Notes 5.88% due 08/01/2021*	750,000	787,500
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	1,475,000	1,505,851
Tyson Foods, Inc. Company Guar. Notes 4.50% due 06/15/2022	1,250,000	1,329,263
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	1,250,000	1,309,765

		5,708,129

Food-Misc./Diversified — 0.8%
Hearthside Group Holdings LLC/Hearthside Finance Co. Company Guar. Notes 6.50% due 05/01/2022*	2,200,000	2,101,000
Kellogg Co. Senior Notes 1.75% due 05/17/2017	1,580,000	1,588,989
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	3,405,000	3,486,379
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,830,000	1,940,118

Mondelez International, Inc. Senior Notes 4.00% due 02/01/2024	2,850,000	2,975,149
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. Company Guar. Notes 4.88% due 05/01/2021	2,125,000	2,140,938

		14,232,573

Food-Retail — 0.1%
Kroger Co. Company Guar. Notes 6.90% due 04/15/2038	940,000	1,175,583

Food-Wholesale/Distribution — 0.2%
US Foods, Inc. Company Guar. Notes 8.50% due 06/30/2019	3,425,000	3,562,000

Forestry — 0.1%
Plum Creek Timberlands LP Company Guar. Notes 3.25% due 03/15/2023	1,370,000	1,325,258
Plum Creek Timberlands LP Company Guar. Notes 4.70% due 03/15/2021	1,200,000	1,278,382

		2,603,640

Gambling (Non-Hotel) — 0.2%
Ameristar Casinos, Inc. Company Guar. Notes 7.50% due 04/15/2021	575,000	605,906
Mohegan Tribal Gaming Authority Company Guar. Notes 9.75% due 09/01/2021	1,225,000	1,261,750
Pinnacle Entertainment, Inc. Company Guar. Notes 6.38% due 08/01/2021	1,375,000	1,464,375
Pinnacle Entertainment, Inc. Company Guar. Notes 7.75% due 04/01/2022	425,000	470,688

		3,802,719

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 6.00% due 10/15/2023*	175,000	184,188

Gas-Distribution — 0.7%
Atmos Energy Corp. Senior Notes 8.50% due 03/15/2019	230,000	273,425
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,544,378
National Fuel Gas Co. Senior Notes 4.90% due 12/01/2021	1,880,000	1,963,105
Sempra Energy Senior Notes 3.55% due 06/15/2024	3,000,000	3,036,708
Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,355,063
Sempra Energy Senior Notes 6.50% due 06/01/2016	2,230,000	2,299,761

		12,472,440

Gold Mining — 0.0%
Newmont Mining Corp. Company Guar. Notes 5.88% due 04/01/2035	760,000	696,882

Health Care Cost Containment — 0.1%
Truven Health Analytics, Inc. Company Guar. Notes 10.63% due 06/01/2020	1,725,000	1,806,938

Home Decoration Products — 0.1%
RSI Home Products, Inc. Sec. Notes 6.50% due 03/15/2023*	1,900,000	1,961,750

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 5.63% due 10/15/2023*	675,000	707,063

Hotels/Motels — 1.3%
Choice Hotels International, Inc. Company Guar. Notes 5.70% due 08/28/2020	2,400,000	2,576,880
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022	3,169,000	3,398,752
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 5.63% due 10/15/2021	950,000	994,337
Hyatt Hotels Corp. Senior Notes 3.38% due 07/15/2023	4,420,000	4,114,397
Marriott International, Inc. Senior Notes 3.00% due 03/01/2019	4,550,000	4,645,336
Wyndham Worldwide Corp. Senior Notes 2.95% due 03/01/2017	3,150,000	3,188,584
Wyndham Worldwide Corp. Senior Notes 3.90% due 03/01/2023	1,050,000	1,011,066
Wyndham Worldwide Corp. Senior Notes 4.25% due 03/01/2022	2,090,000	2,114,957
Wyndham Worldwide Corp. Senior Notes 5.63% due 03/01/2021	610,000	657,790
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/2016	11,000	11,538

		22,713,637

Independent Power Producers — 0.3%
Calpine Corp. Senior Notes 5.75% due 01/15/2025	2,225,000	2,108,187
Calpine Corp. Senior Sec. Notes 5.88% due 01/15/2024*	325,000	339,625
Calpine Corp. Senior Sec. Notes 6.00% due 01/15/2022*	250,000	262,750
NRG Energy, Inc. Company Guar. Notes 6.25% due 05/01/2024	500,000	447,500

NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023	400,000	372,000
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,000,000	1,047,500

		4,577,562

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	1,470,000	1,472,215

Insurance Brokers — 0.2%
Hub Holdings LLC/Hub Holdings Finance, Inc. Senior Notes 8.13% due 07/15/2019*(1)	1,250,000	1,215,625
HUB International, Ltd. Senior Notes 7.88% due 10/01/2021*	2,400,000	2,394,000

		3,609,625

Insurance-Life/Health — 1.5%
Aflac, Inc. Senior Notes 3.63% due 06/15/2023	5,900,000	6,026,785
Lincoln National Corp. Senior Notes 4.00% due 09/01/2023	4,255,000	4,389,335
Lincoln National Corp. Senior Notes 4.20% due 03/15/2022	1,900,000	2,010,063
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,825,657
Pacific Life Corp. Senior Bonds 6.60% due 09/15/2033*	2,700,000	3,247,344
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	2,740,000	2,681,131
Principal Financial Group, Inc. Company Guar. Notes 3.30% due 09/15/2022	1,850,000	1,838,369
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	1,028,427
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,675,095
TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,099,580

		26,821,786

Insurance-Multi-line — 1.1%
CNA Financial Corp. Senior Notes 5.75% due 08/15/2021	2,165,000	2,456,433
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	570,000	641,422
CNA Financial Corp. Senior Notes 6.50% due 08/15/2016	410,000	425,868
CNA Financial Corp. Senior Notes 7.35% due 11/15/2019	810,000	949,475
Hartford Financial Services Group, Inc. Senior Notes 5.13% due 04/15/2022	4,275,000	4,730,847
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,788,206
Horace Mann Educators Corp. Senior Notes 6.85% due 04/15/2016	830,000	851,135
MetLife, Inc. Senior Notes 6.75% due 06/01/2016	2,100,000	2,173,496
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,338,642

		19,355,524

Insurance-Mutual — 0.9%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	2,600,000	2,664,789
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	3,120,000	3,076,067
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	732,848
Liberty Mutual Group, Inc. Company Guar. Notes 5.00% due 06/01/2021*	580,000	624,340
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	3,350,000	4,997,098
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	547,306
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,164,865
Union Central Life Insurance Co. Sub. Notes 8.20% due 11/01/2026*(2)	1,250,000	1,661,848

		15,469,161

Internet Security — 0.2%
Blue Coat Holdings, Inc. Senior Notes 8.38% due 06/01/2023*	1,800,000	1,863,000
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	1,175,000	1,177,115
VeriSign, Inc. Senior Note 5.25% due 04/01/2025	150,000	153,000

		3,193,115

Investment Management/Advisor Services — 0.7%
BlackRock, Inc. Senior Notes 6.25% due 09/15/2017	4,200,000	4,588,907

Eaton Vance Corp. Senior Notes 3.63% due 06/15/2023	1,100,000	1,114,027
Eaton Vance Corp. Senior Notes 6.50% due 10/02/2017	288,000	312,910
FMR LLC Senior Notes 5.35% due 11/15/2021*	1,260,000	1,420,018
FMR LLC Notes 7.49% due 06/15/2019*	400,000	468,240
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,963,402
Franklin Resources, Inc. Senior Notes 4.63% due 05/20/2020	890,000	982,377
Neuberger Berman Group LLC/Neuberger Berman Finance Corp. Senior Notes 5.88% due 03/15/2022*	375,000	391,875

		12,241,756

Machine Tools & Related Products — 0.1%
Milacron LLC/Mcron Finance Corp. Company Guar. Notes 7.75% due 02/15/2021*	1,050,000	1,076,250

Machinery-Farming — 0.3%
AGCO Corp. Senior Notes 5.88% due 12/01/2021	5,250,000	5,791,196

Machinery-General Industrial — 0.2%
Gardner Denver, Inc. Senior Notes 6.88% due 08/15/2021*	1,750,000	1,513,750
Roper Industries, Inc. Senior Notes 6.25% due 09/01/2019	290,000	325,440
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	1,550,000	1,691,438

		3,530,628

Machinery-Thermal Process — 0.1%
Cleaver-Brooks, Inc. Senior Sec. Notes 8.75% due 12/15/2019*	1,150,000	1,106,990

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.75% due 08/23/2022	750,000	760,001

Medical Products — 0.5%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,662,629
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	860,000	873,066
Hill-Rom Holdings, Inc. Senior Notes 5.75% due 09/01/2023*	825,000	841,500
Stryker Corp. Senior Notes 1.30% due 04/01/2018	2,000,000	1,993,666
Teleflex, Inc. Company Guar. Notes 5.25% due 06/15/2024	900,000	920,250
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	1,605,000	1,579,310
Zimmer Holdings, Inc. Senior Notes 5.75% due 11/30/2039	600,000	660,786

		8,531,207

Medical-Biomedical/Gene — 1.0%
AMAG Pharmaceuticals, Inc. Company Guar. Notes 7.88% due 09/01/2023*	350,000	326,375
Bio-Rad Laboratories, Inc. Senior Notes 4.88% due 12/15/2020	2,380,000	2,576,159
Biogen, Inc. Senior Notes 4.05% due 09/15/2025	3,180,000	3,219,219
Celgene Corp. Senior Notes 3.88% due 08/15/2025	2,600,000	2,606,851
Celgene Corp. Senior Notes 5.00% due 08/15/2045	3,630,000	3,642,825
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,110,000	2,133,227
Gilead Sciences, Inc. Senior Notes 4.50% due 04/01/2021	2,620,000	2,869,796

		17,374,452

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	2,455,000	2,350,005
Bayer US Finance LLC Company Guar. Notes 2.38% due 10/08/2019*	2,700,000	2,726,738
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	724,956
Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 5.38% due 01/15/2023*	300,000	294,210
Endo Ltd./Endo Finance LLC Company Guar. Notes 6.00% due 02/01/2025*	1,425,000	1,414,313
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	525,000	539,763

		8,049,985

Medical-HMO — 0.5%
MPH Acquisition Holdings LLC Company Guar. Notes 6.63% due 04/01/2022*	3,175,000	3,238,500
UnitedHealth Group, Inc. Senior Note 2.70% due 07/15/2020	1,000,000	1,021,262
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	2,280,000	2,377,379

UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	1,545,000	1,642,324
WellPoint, Inc. Senior Notes 5.85% due 01/15/2036	760,000	849,646

		9,129,111

Medical-Hospitals — 1.4%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/01/2021	775,000	800,188
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 02/01/2022	3,150,000	3,173,625
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021	825,000	901,313
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	900,000	922,500
HCA, Inc. Senior Sec. Notes 5.00% due 03/15/2024	2,700,000	2,781,000
HCA, Inc. Senior Sec. Notes 5.25% due 04/15/2025	1,525,000	1,578,375
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	2,150,000	2,206,437
HCA, Inc. Senior Sec. Notes 5.88% due 03/15/2022	575,000	632,500
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020	800,000	895,000
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	1,750,000	2,012,500
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	1,725,000	1,763,812
LifePoint Hospitals, Inc. Company Guar. Notes 5.50% due 12/01/2021	1,550,000	1,573,250
Tenet Healthcare Corp. Senior Sec. Notes 4.38% due 10/01/2021	1,125,000	1,122,187
Tenet Healthcare Corp. Senior Sec. Notes 4.50% due 04/01/2021	1,325,000	1,325,000
Tenet Healthcare Corp. Senior Notes 6.75% due 06/15/2023	1,450,000	1,439,125
Tenet Healthcare Corp. Senior Notes 8.13% due 04/01/2022	1,900,000	2,009,250

		25,136,062

Medical-Outpatient/Home Medical — 0.1%
Amsurg Corp. Company Guar. Notes 5.63% due 07/15/2022	2,350,000	2,308,875

Metal Processors & Fabrication — 0.0%
Wise Metals Intermediate Holdings LLC/Wise Holdings Finance Corp. Senior Notes 9.75% due 06/15/2019*(1)	675,000	627,750

Metal-Aluminum — 0.5%
Alcoa, Inc. Senior Notes 5.13% due 10/01/2024	1,250,000	1,239,062
Alcoa, Inc. Senior Notes 5.40% due 04/15/2021	2,200,000	2,277,000
Alcoa, Inc. Senior Notes 5.55% due 02/01/2017	1,470,000	1,528,800
Alcoa, Inc. Senior Notes 5.87% due 02/23/2022	3,500,000	3,657,500

		8,702,362

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 3.50% due 11/08/2022	1,755,000	1,669,479
Southern Copper Corp. Senior Notes 6.75% due 04/16/2040	950,000	906,356

		2,575,835

MRI/Medical Diagnostic Imaging — 0.1%
Surgical Care Affiliates, Inc. Company Guar. Notes 6.00% due 04/01/2023*	1,550,000	1,557,750

Multimedia — 1.7%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	2,000,000	1,985,068
21st Century Fox America, Inc. Company Guar. Notes 4.00% due 10/01/2023	1,000,000	1,035,493
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	1,000,000	1,072,265
21st Century Fox America, Inc. Company Guar. Notes 7.63% due 11/30/2028	1,000,000	1,288,882
21st Century Fox America, Inc. Company Guar. Notes 8.00% due 10/17/2016	650,000	692,276
NBCUniversal Media LLC Company Guar. Notes 2.88% due 01/15/2023	2,710,000	2,718,193
NBCUniversal Media LLC Company Guar. Notes 5.15% due 04/30/2020	1,100,000	1,242,372
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,419,528
NBCUniversal Media LLC Company Guar. Notes 6.40% due 04/30/2040	1,125,000	1,442,996
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	2,615,000	2,598,316

Time Warner, Inc. Company Guar. Notes 6.20% due 03/15/2040	1,500,000	1,696,788
Time Warner, Inc. Company Guar. Bonds 6.25% due 03/29/2041	1,570,000	1,791,665
Viacom, Inc. Senior Notes 2.20% due 04/01/2019	4,675,000	4,626,754
Viacom, Inc. Senior Notes 4.25% due 09/01/2023	2,725,000	2,711,560
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	2,000,000	1,724,936
Walt Disney Co. Senior Notes 3.75% due 06/01/2021	1,690,000	1,817,490

		30,864,582

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 5.50% due 09/15/2019	1,000,000	1,111,703

Office Automation & Equipment — 0.3%
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.00% due 09/01/2023	400,000	415,000
CDW LLC/CDW Finance Corp. Company Guar. Notes 5.50% due 12/01/2024	2,150,000	2,252,125
CDW LLC/CDW Finance Corp. Company Guar. Notes 6.00% due 08/15/2022	600,000	643,944
Xerox Corp. Senior Notes 2.95% due 03/15/2017	670,000	676,872
Xerox Corp. Senior Notes 4.50% due 05/15/2021	825,000	826,208

		4,814,149

Oil & Gas Drilling — 0.3%
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	2,200,000	2,002,583
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	700,000	670,146
Nabors Industries, Inc. Company Guar. Notes 5.10% due 09/15/2023	1,605,000	1,413,829
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,325,000	1,152,750
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 7.50% due 07/01/2021	300,000	291,000

		5,530,308

Oil Companies-Exploration & Production — 2.1%
Anadarko Petroleum Corp. Senior Notes 3.45% due 07/15/2024	4,600,000	4,491,265
Antero Resources Corp. Company Guar. Notes 5.13% due 12/01/2022	550,000	493,625
Antero Resources Corp. Company Guar. Notes 5.38% due 11/01/2021	725,000	667,000
Antero Resources Corp. Company Guar. Notes 5.63% due 06/01/2023*	200,000	184,000
Antero Resources Corp. Company Guar. Notes 6.00% due 12/01/2020	1,075,000	1,032,000
Approach Resources, Inc. Company Guar. Notes 7.00% due 06/15/2021	1,250,000	700,000
Blue Racer Midstream LLC/Blue Racer Finance Corp. Company Guar. Notes 6.13% due 11/15/2022*	1,000,000	935,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp. Company Guar. Notes 7.88% due 04/15/2022	475,000	178,125
California Resources Corp. Company Guar. Notes 5.50% due 09/15/2021	275,000	189,063
California Resources Corp. Company Guar. Notes 6.00% due 11/15/2024	1,675,000	1,139,000
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	325,000	309,156
Carrizo Oil & Gas, Inc. Company Guar. Notes 7.50% due 09/15/2020	1,575,000	1,571,062
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022	575,000	189,750
Chesapeake Energy Corp. Company Guar. Notes 5.38% due 06/15/2021	525,000	339,938
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	975,000	614,250
Chesapeake Energy Corp. Company Guar. Notes 6.88% due 11/15/2020	900,000	609,750
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.13% due 04/15/2021*	200,000	202,750
CrownRock LP/CrownRock Finance, Inc. Senior Notes 7.75% due 02/15/2023*	375,000	386,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 6.88% due 03/15/2024	150,000	29,250
Energy XXI Gulf Coast, Inc. Company Guar. Notes 7.50% due 12/15/2021	850,000	165,750

EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 6.38% due 06/15/2023	375,000	282,188
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	250,000	192,500
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 9.38% due 05/01/2020	1,000,000	870,000
Gulfport Energy Corp. Company Guar. Notes 6.63% due 05/01/2023	150,000	137,250
Gulfport Energy Corp. Company Guar. Notes 7.75% due 11/01/2020	1,475,000	1,460,250
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	850,000	733,125
Hess Corp. Senior Notes 5.60% due 02/15/2041	2,000,000	1,958,166
Hess Corp. Senior Notes 8.13% due 02/15/2019	3,000,000	3,484,464
Laredo Petroleum, Inc. Company Guar. Notes 5.63% due 01/15/2022	700,000	658,000
Laredo Petroleum, Inc. Company Guar. Notes 6.25% due 03/15/2023	300,000	288,000
Laredo Petroleum, Inc. Company Guar. Notes 7.38% due 05/01/2022	350,000	345,625
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021(2)	1,600,000	1,056,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019	850,000	199,750
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 05/15/2019	300,000	78,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.50% due 09/15/2021	175,000	38,500
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 7.75% due 02/01/2021	575,000	132,250
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024	950,000	940,500
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	1,925,000	1,591,975
Oasis Petroleum, Inc. Company Guar. Notes 6.50% due 11/01/2021	850,000	724,625
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	775,000	660,687
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 01/15/2023	125,000	108,125
PDC Energy, Inc. Company Guar. Notes 7.75% due 10/15/2022	250,000	251,250
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025*	573,000	512,835
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	875,000	776,562
Rice Energy, Inc. Company Guar. Notes 6.25% due 05/01/2022	1,200,000	1,086,000
Rice Energy, Inc. Company Guar. Notes 7.25% due 05/01/2023*	175,000	161,875
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022	650,000	643,500
RSP Permian, Inc. Company Guar. Notes 6.63% due 10/01/2022*	225,000	222,750
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 03/15/2021	1,100,000	264,000
SandRidge Energy, Inc. Company Guar. Notes 8.13% due 10/15/2022	400,000	94,000
SM Energy Co. Senior Notes 5.00% due 01/15/2024	450,000	403,875
SM Energy Co. Senior Notes 5.63% due 06/01/2025	525,000	477,750
SM Energy Co. Senior Notes 6.50% due 01/01/2023	500,000	492,698
W&T Offshore, Inc. Company Guar. Notes 8.50% due 06/15/2019	1,125,000	506,250
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	325,000	301,844
Whiting Petroleum Corp. Company Guar. Notes 6.25% due 04/01/2023	1,850,000	1,720,500

		38,282,653

Oil Companies-Integrated — 0.4%
BP Capital Markets America, Inc. Company Guar. Notes 4.20% due 06/15/2018	1,450,000	1,535,255
Marathon Oil Corp. Senior Notes 3.85% due 06/01/2025	4,250,000	3,820,865
XTO Energy, Inc. Company Guar. Notes 6.38% due 06/15/2038	440,000	584,268
XTO Energy, Inc. Company Guar. Notes 6.75% due 08/01/2037	605,000	840,793

		6,781,181

Oil Refining & Marketing — 0.8%
CVR Refining LLC/Coffeyville Finance, Inc.
Sec. Notes
6.50% due 11/01/2022	1,050,000	1,031,625
Marathon Petroleum Corp.
Senior Notes
3.63% due 09/15/2024	1,850,000	1,801,475
Marathon Petroleum Corp.
Senior Notes
6.50% due 03/01/2041	730,000	798,727
Phillips 66
Company Guar. Notes
4.30% due 04/01/2022	2,490,000	2,642,428
Tesoro Corp.
Company Guar. Notes
5.13% due 04/01/2024	1,450,000	1,464,500
Valero Energy Corp.
Senior Notes
4.90% due 03/15/2045	1,000,000	923,946
Valero Energy Corp.
Company Guar. Notes
7.50% due 04/15/2032	1,540,000	1,841,768
Valero Energy Corp.
Company Guar. Notes
9.38% due 03/15/2019	3,568,000	4,326,610

		14,831,079

Oil-Field Services — 0.1%
FTS International, Inc.
Senior Notes
6.25% due 05/01/2022	700,000	161,000
Western Refining Logistics LP/WNRL Finance Corp.
Company Guar. Notes
7.50% due 02/15/2023	1,300,000	1,326,000

		1,487,000

Paper & Related Products — 0.2%
Clearwater Paper Corp.
Company Guar. Notes
4.50% due 02/01/2023	700,000	668,500
Clearwater Paper Corp.
Company Guar. Notes
5.38% due 02/01/2025*	1,150,000	1,138,500
International Paper Co.
Senior Notes
7.30% due 11/15/2039	1,000,000	1,203,619
Pope & Talbot, Inc.
Debentures
8.38% due 06/01/2013†(2)(4)(5)(6)	250,000	25

		3,010,644

Physicians Practice Management — 0.1%
Envision Healthcare Corp.
Company Guar. Notes
5.13% due 07/01/2022*	1,850,000	1,794,500

Pipelines — 3.2%
Access Midstream Partners LP/ACMP Finance Corp
Company Guar. Notes
4.88% due 03/15/2024	375,000	337,542
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.
Company Guar. Notes
5.88% due 08/01/2023	375,000	367,500
Columbia Pipeline Group, Inc.
Company Guar. Notes
4.50% due 06/01/2025*	2,065,000	1,987,199
Columbia Pipeline Group, Inc.
Company Guar. Notes
5.80% due 06/01/2045*	1,260,000	1,193,214
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
Company Guar. Notes
6.00% due 12/15/2020	375,000	331,875
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
Company Guar. Notes
6.13% due 03/01/2022	1,000,000	860,000
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
Company Guar. Notes
6.25% due 04/01/2023*	1,375,000	1,168,750
Energy Transfer Equity LP
Senior Sec. Notes
5.88% due 01/15/2024	4,525,000	4,383,707
Energy Transfer Partners LP
Senior Notes
4.90% due 02/01/2024	4,250,000	4,008,086
Energy Transfer Partners LP
Senior Notes
5.15% due 03/15/2045	3,013,000	2,404,651
Enterprise Products Operating LLC
Company Guar. Notes
3.75% due 02/15/2025	3,300,000	3,178,058
Florida Gas Transmission Co. LLC
Senior Notes
5.45% due 07/15/2020*	700,000	762,804
Hiland Partners LP/Hiland Partners Finance Corp.
Company Guar. Notes
5.50% due 05/15/2022*	1,475,000	1,436,244
Holly Energy Partners LP/Holly Energy Finance Corp.
Company Guar. Notes
6.50% due 03/01/2020	1,375,000	1,368,125
Kinder Morgan Energy Partners LP
Senior Notes
3.95% due 09/01/2022	4,600,000	4,281,570
Kinder Morgan Energy Partners LP
Senior Notes
5.80% due 03/15/2035	2,540,000	2,258,596
Kinder Morgan Energy Partners LP
Senior Notes
6.38% due 03/01/2041	570,000	516,120
Kinder Morgan Energy Partners LP
Senior Notes
6.55% due 09/15/2040	2,960,000	2,726,281

Kinder Morgan, Inc.
Senior Notes
5.63% due 11/15/2023*	1,425,000	1,384,875
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
4.50% due 07/15/2023	375,000	351,563
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
4.88% due 12/01/2024	1,050,000	990,937
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
Company Guar. Notes
4.88% due 06/01/2025	825,000	771,375
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
4.50% due 11/01/2023	250,000	229,453
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
5.00% due 10/01/2022	100,000	97,185
Regency Energy Partners LP/Regency Energy Finance Corp.
Company Guar. Notes
5.88% due 03/01/2022	275,000	282,416
Rose Rock Midstream LP/Rose Rock Finance Corp.
Company Guar. Notes
5.63% due 07/15/2022	2,325,000	1,976,250
Rose Rock Midstream LP/Rose Rock Finance Corp.
Company Guar. Notes
5.63% due 11/15/2023*	775,000	658,750
Sabine Pass Liquefaction LLC
Senior Sec. Notes
5.63% due 02/01/2021	2,850,000	2,828,625
Sabine Pass Liquefaction LLC
Senior Sec. Notes
5.63% due 04/15/2023	350,000	340,594
Sabine Pass Liquefaction LLC
Senior Sec. Notes
5.63% due 03/01/2025*	825,000	790,969
Sabine Pass Liquefaction LLC
Senior Sec. Notes
6.25% due 03/15/2022	875,000	868,437
Southeast Supply Header LLC
Senior Notes
4.25% due 06/15/2024*	2,370,000	2,290,017
Targa Resources Partners LP/Targa Resources Partners Finance Corp. FRS
Company Guar. Notes
4.25% due 11/15/2023	550,000	481,250
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
Company Guar. Notes
5.00% due 01/15/2018*	400,000	394,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
Company Guar. Notes
5.50% due 10/15/2019*	75,000	77,625
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
Company Guar. Notes
5.88% due 10/01/2020	646,000	671,840
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
Company Guar. Notes
6.13% due 10/15/2021	675,000	702,000
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
Company Guar. Notes
6.25% due 10/15/2022*	200,000	208,000
Texas Eastern Transmission LP
Senior Notes
2.80% due 10/15/2022*	1,510,000	1,393,313
Williams Partners LP
Senior Notes
4.90% due 01/15/2045	2,960,000	2,185,075
Williams Partners LP
Senior Notes
5.25% due 03/15/2020	2,720,000	2,859,506
Williams Partners LP/ACMP Finance Corp.
Senior Notes
4.88% due 05/15/2023	800,000	722,079
Williams Partners LP/ACMP Finance Corp.
Senior Notes
6.13% due 07/15/2022	525,000	537,404

		57,663,860

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc.
Senior Notes
5.95% due 06/01/2018	2,160,000	2,377,577

Printing-Commercial — 0.2%
Multi-Color Corp.
Company Guar. Notes
6.13% due 12/01/2022*	1,750,000	1,798,125
Mustang Merger Corp.
Senior Notes
8.50% due 08/15/2021*	1,350,000	1,415,812

		3,213,937

Publishing-Periodicals — 0.3%
Expo Event Transco, Inc.
Senior Notes
9.00% due 06/15/2021*	1,625,000	1,625,000
Nielsen Finance LLC/Nielsen Finance Co.
Company Guar. Notes
4.50% due 10/01/2020	650,000	668,492
Nielsen Finance LLC/Nielsen Finance Co.
Company Guar. Notes
5.00% due 04/15/2022*	2,500,000	2,540,625
Time, Inc.
Company Guar. Notes
5.75% due 04/15/2022*	1,025,000	1,025,000

		5,859,117

Quarrying — 0.0%
Compass Minerals International, Inc.
Company Guar. Notes
4.88% due 07/15/2024*	875,000	850,938

Racetracks — 0.2%
GLP Capital LP/GLP Financing II, Inc.
Company Guar. Notes
4.88% due 11/01/2020	800,000	824,000
GLP Capital LP/GLP Financing II, Inc.
Company Guar. Notes
5.38% due 11/01/2023	725,000	731,974
Penn National Gaming, Inc.
Senior Notes
5.88% due 11/01/2021	1,950,000	1,989,000

		3,544,974

Radio — 0.5%
Cumulus Media Holdings, Inc.
Company Guar. Notes
7.75% due 05/01/2019	700,000	465,500
Entercom Radio LLC
Company Guar. Notes
10.50% due 12/01/2019	950,000	988,000
Radio One, Inc.
Senior Sec. Notes
7.38% due 04/15/2022*	1,050,000	976,500
Radio One, Inc.
Senior Sub. Notes
9.25% due 02/15/2020*	1,325,000	1,093,125
Sirius XM Radio, Inc.
Company Guar. Notes
4.63% due 05/15/2023*	1,100,000	1,086,250
Sirius XM Radio, Inc.
Company Guar. Notes
5.38% due 04/15/2025*	1,300,000	1,330,875
Sirius XM Radio, Inc.
Company Guar. Notes
5.88% due 10/01/2020*	1,250,000	1,328,750
Sirius XM Radio, Inc.
Company Guar. Notes
6.00% due 07/15/2024*	1,200,000	1,266,960
Townsquare Media, Inc.
Senior Notes
6.50% due 04/01/2023*	1,325,000	1,272,000

		9,807,960

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.
Company Guar. Notes
2.75% due 01/15/2020	1,000,000	991,396
Alexandria Real Estate Equities, Inc.
Company Guar. Notes
3.90% due 06/15/2023	2,100,000	2,090,157
Alexandria Real Estate Equities, Inc.
Company Guar. Notes
4.60% due 04/01/2022	1,100,000	1,149,184
American Tower Corp.
Senior Notes
3.45% due 09/15/2021	3,100,000	3,126,493
American Tower Corp.
Senior Notes
4.50% due 01/15/2018	900,000	944,849
American Tower Corp.
Senior Notes
5.00% due 02/15/2024	2,400,000	2,546,729
Boston Properties LP
Senior Notes
3.80% due 02/01/2024	1,400,000	1,431,332
Boston Properties LP
Senior Notes
5.88% due 10/15/2019	3,000,000	3,362,592
Equity One, Inc.
Company Guar. Notes
3.75% due 11/15/2022	3,900,000	3,812,106
Equity One, Inc.
Company Guar. Notes
6.00% due 09/15/2017	910,000	973,381
Health Care REIT, Inc.
Senior Notes
4.00% due 06/01/2025	2,600,000	2,574,530
Health Care REIT, Inc.
Senior Notes
4.13% due 04/01/2019	200,000	210,799
Health Care REIT, Inc.
Senior Notes
6.13% due 04/15/2020	1,750,000	1,988,399
Healthcare Trust of America Holdings LP
Company Guar. Notes
3.70% due 04/15/2023	2,300,000	2,248,802
Host Hotels & Resorts LP
Senior Notes
4.00% due 06/15/2025	2,815,000	2,720,529
Iron Mountain, Inc.
Company Guar. Notes
6.00% due 10/01/2020*	700,000	742,000
Kimco Realty Corp.
Senior Notes
3.40% due 11/01/2022	490,000	490,276
Liberty Property LP
Senior Notes
6.63% due 10/01/2017	1,300,000	1,415,075
Mid-America Apartments LP
Senior Notes
3.75% due 06/15/2024	3,200,000	3,131,578
ProLogis LP
Company Guar. Notes
6.88% due 03/15/2020	339,000	390,925
RHP Hotel Properties LP/RHP Finance Corp.
Company Guar. Notes
5.00% due 04/15/2023	400,000	413,000
Simon Property Group LP
Senior Notes
6.13% due 05/30/2018	1,850,000	2,035,738
Tanger Properties LP
Senior Notes
3.88% due 12/01/2023	2,100,000	2,109,202
Tanger Properties LP
Senior Notes
6.13% due 06/01/2020	1,760,000	2,007,637
UDR, Inc.
Company Guar. Notes
3.75% due 07/01/2024	500,000	503,992
UDR, Inc.
Company Guar. Notes
4.63% due 01/10/2022	710,000	762,087
Weyerhaeuser Co.
Senior Notes
7.38% due 03/15/2032	3,675,000	4,589,255
WP Carey, Inc.
Senior Notes
4.60% due 04/01/2024	1,890,000	1,908,649

		50,670,692

Real Estate Operations & Development — 0.7%
Post Apartment Homes LP
Senior Notes
3.38% due 12/01/2022	2,270,000	2,210,195
Prologis LP
Company Guar. Notes
3.35% due 02/01/2021	3,150,000	3,176,450
Prologis LP
Company Guar. Notes
4.25% due 08/15/2023	5,200,000	5,422,009
Regency Centers LP
Company Guar. Notes
4.80% due 04/15/2021	1,200,000	1,294,507
Susa Partnership LP
Company Guar. Notes
8.20% due 06/01/2017	250,000	273,988

		12,377,149

Regional Authority — 0.0%
Seminole Indian Tribe of Florida
Senior Notes
7.80% due 10/01/2020*	735,000	779,100

Rental Auto/Equipment — 0.8%
ERAC USA Finance LLC
Company Guar. Notes
4.50% due 02/15/2045*	750,000	697,293
ERAC USA Finance LLC
Company Guar. Notes
5.63% due 03/15/2042*	4,090,000	4,391,159
ERAC USA Finance LLC
Company Guar. Notes
6.38% due 10/15/2017*	3,005,000	3,266,504
Hertz Corp.
Company Guar. Notes
5.88% due 10/15/2020	550,000	569,250
Hertz Corp.
Company Guar. Notes
6.25% due 10/15/2022	1,350,000	1,390,500
Hertz Corp.
Company Guar. Notes
6.75% due 04/15/2019	525,000	538,781
RSC Equipment Rental, Inc./RSC Holdings III LLC
Senior Notes
8.25% due 02/01/2021	115,000	121,038
United Rentals North America, Inc.
Senior Sec. Notes
4.63% due 07/15/2023	450,000	451,966
United Rentals North America, Inc.
Company Guar. Notes
5.50% due 07/15/2025	1,700,000	1,695,750
United Rentals North America, Inc.
Company Guar. Notes
5.75% due 11/15/2024	450,000	456,750
United Rentals North America, Inc.
Company Guar. Notes
6.13% due 06/15/2023	250,000	260,875
United Rentals North America, Inc.
Company Guar. Notes
7.38% due 05/15/2020	75,000	79,594
United Rentals North America, Inc.
Company Guar. Notes
7.63% due 04/15/2022	75,000	81,383

		14,000,843

Research & Development — 0.2%
Jaguar Holding Co. II/Pharmaceutical Product Development LLC
Company Guar. Notes
6.38% due 08/01/2023*	3,750,000	3,754,687

Resorts/Theme Parks — 0.1%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
Company Guar. Notes
5.25% due 03/15/2021	575,000	599,437
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.
Company Guar. Notes
5.38% due 06/01/2024	425,000	434,563
HRP Myrtle Beach Operations LLC
Escrow Notes
7.38% due 04/01/2012†*(2)(6)	475,000	0
Six Flags Entertainment Corp.
Company Guar. Notes
5.25% due 01/15/2021*	1,675,000	1,737,812

		2,771,812

Retail-Apparel/Shoe — 0.2%
L Brands, Inc.
Company Guar. Notes
5.63% due 02/15/2022	900,000	976,500
L Brands, Inc.
Company Guar. Notes
5.63% due 10/15/2023	325,000	355,062
L Brands, Inc.
Company Guar. Notes
7.00% due 05/01/2020	500,000	572,815
PVH Corp.
Senior Notes
4.50% due 12/15/2022	900,000	902,250

		2,806,627

Retail-Arts & Crafts — 0.1%
Michaels Stores, Inc.
Company Guar. Notes
5.88% due 12/15/2020*	2,150,000	2,268,250

Retail-Auto Parts — 0.4%
Advance Auto Parts, Inc.
Company Guar. Notes
4.50% due 01/15/2022	840,000	877,937
Advance Auto Parts, Inc.
Company Guar. Notes
4.50% due 12/01/2023	3,750,000	3,897,705
AutoZone, Inc.
Senior Notes
1.30% due 01/13/2017	1,420,000	1,419,482
O’Reilly Automotive, Inc.
Company Guar. Notes
3.85% due 06/15/2023	800,000	817,972
O’Reilly Automotive, Inc.
Company Guar. Notes
4.88% due 01/14/2021	1,040,000	1,140,416

		8,153,512

Retail-Automobile — 0.1%
AutoNation, Inc.
Company Guar. Notes
4.50% due 10/01/2025	1,910,000	1,956,081

Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.
Senior Notes
5.17% due 08/01/2044	2,790,000	2,518,522
Serta Simmons Holdings LLC
Senior Notes
8.13% due 10/01/2020*	2,975,000	3,153,500

		5,672,022

Retail-Building Products — 0.2%
Hillman Group, Inc.
Senior Notes
6.38% due 07/15/2022*	1,625,000	1,515,312
Home Depot, Inc.
Senior Bonds
5.95% due 04/01/2041	1,510,000	1,917,140

		3,432,452

Retail-Discount — 0.1%
Dollar General Corp.
Senior Notes
4.15% due 11/01/2025	2,010,000	1,996,812
Dollar Tree, Inc.
Company Guar. Notes
5.75% due 03/01/2023*	700,000	737,625

		2,734,437

Retail-Drug Store — 0.7%
CVS Health Corp.
Senior Notes
2.25% due 12/05/2018	3,100,000	3,142,237
CVS Health Corp.
Senior Notes
2.80% due 07/20/2020	1,575,000	1,601,690
CVS Health Corp.
Senior Notes
3.88% due 07/20/2025	1,785,000	1,835,956
CVS Health Corp.
Senior Notes
4.00% due 12/05/2023	2,240,000	2,366,818
CVS Health Corp.
Senior Notes
5.13% due 07/20/2045	1,265,000	1,356,188
CVS Pass-Through Trust
Pass Through Certs.
5.30% due 01/11/2027*	475,603	525,541
Rite Aid Corp.
Company Guar. Notes
6.13% due 04/01/2023*	1,925,000	2,074,187

		12,902,617

Retail-Fabric Store — 0.0%
Jo-Ann Stores Holdings, Inc.
Senior Notes
9.75% due 10/15/2019*(1)(2)	800,000	604,000
Jo-Ann Stores LLC
Senior Notes
8.13% due 03/15/2019*	150,000	136,875

		740,875

Retail-Leisure Products — 0.1%
Party City Holdings, Inc.
Company Guar. Notes
6.13% due 08/15/2023*	1,600,000	1,648,000

Retail-Major Department Stores — 0.1%
Neiman Marcus Group, Ltd. LLC
Company Guar. Notes
8.00% due 10/15/2021*	475,000	493,406
Neiman Marcus Group, Ltd. LLC
Company Guar. Notes
8.75% due 10/15/2021*(1)	850,000	882,895

		1,376,301

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc.
Company Guar. Notes
5.50% due 11/01/2023	125,000	128,750
Sally Holdings LLC/Sally Capital, Inc.
Company Guar. Notes
5.75% due 06/01/2022	300,000	316,500
Sally Holdings LLC/Sally Capital, Inc.
Company Guar. Notes
6.88% due 11/15/2019	675,000	698,625

		1,143,875

Retail-Pet Food & Supplies — 0.2%
Petco Animal Supplies, Inc.
Company Guar. Notes
9.25% due 12/01/2018*	1,025,000	1,054,469
Petco Holdings, Inc.
Senior Notes
8.50% due 10/15/2017*(1)	1,850,000	1,882,375

		2,936,844

Retail-Propane Distribution — 0.3%
Ferrellgas LP/Ferrellgas Finance Corp.
Senior Notes
6.50% due 05/01/2021	1,400,000	1,298,500
Ferrellgas LP/Ferrellgas Finance Corp.
Senior Notes
6.75% due 01/15/2022	950,000	881,277
Ferrellgas LP/Ferrellgas Finance Corp.
Company Guar. Notes
6.75% due 06/15/2023*	525,000	484,312
Suburban Propane Partners LP/Suburban Energy Finance Corp.
Senior Notes
5.50% due 06/01/2024	1,050,000	1,018,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.
Senior Notes
5.75% due 03/01/2025	250,000	240,625
Suburban Propane Partners LP/Suburban Energy Finance Corp.
Senior Notes
7.38% due 08/01/2021	1,291,000	1,355,550

		5,278,764

Retail-Restaurants — 0.1%
NPC International, Inc./NPC Operating Co.
Company Guar. Notes
10.50% due 01/15/2020	1,275,000	1,341,938

Retail-Sporting Goods — 0.0%
Vista Outdoor, Inc.
Company Guar. Notes
5.88% due 10/01/2023*	775,000	807,938

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co.
Company Guar. Notes
6.00% due 07/15/2022*	2,425,000	1,946,063

Schools — 0.2%
Boston University
Senior Notes
7.63% due 07/15/2097	2,000,000	2,535,222
University of Southern California
Senior Bonds
5.25% due 10/01/2111	850,000	981,578

		3,516,800

Semiconductor Equipment — 0.1%
Entegris, Inc.
Company Guar. Notes
6.00% due 04/01/2022*	1,950,000	2,008,500

Special Purpose Entities — 0.4%
Army Hawaii Family Housing Trust
Company Guar. Bonds
5.52% due 06/15/2050*	790,000	873,843
Camp Pendleton & Quantico Housing LLC
Sec. Bonds
5.57% due 10/01/2050*	1,590,000	1,732,480
Murray Street Investment Trust I
Company Guar. Notes
4.65% due 03/09/2017	4,930,000	5,126,026

		7,732,349

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc.
Senior Notes
7.13% due 03/15/2023*	2,625,000	2,762,813

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.
Company Guar. Notes
5.00% due 10/01/2044	500,000	439,164
Valmont Industries, Inc.
Company Guar. Notes
5.25% due 10/01/2054	2,600,000	2,268,420
Valmont Industries, Inc.
Company Guar. Notes
6.63% due 04/20/2020	1,474,000	1,678,983

		4,386,567

Steel-Producers — 1.2%
Carpenter Technology Corp.
Senior Notes
4.45% due 03/01/2023	2,920,000	2,848,299
Carpenter Technology Corp.
Senior Notes
5.20% due 07/15/2021	2,600,000	2,653,027
Reliance Steel & Aluminum Co.
Company Guar. Notes
4.50% due 04/15/2023	5,725,000	5,395,103
Steel Dynamics, Inc.
Company Guar. Notes
5.13% due 10/01/2021	325,000	322,563
Steel Dynamics, Inc.
Company Guar. Notes
5.25% due 04/15/2023	450,000	437,625
Steel Dynamics, Inc.
Company Guar. Notes
5.50% due 10/01/2024	975,000	962,812
Steel Dynamics, Inc.
Company Guar. Notes
6.38% due 08/15/2022	325,000	333,937
Worthington Industries, Inc.
Senior Notes
4.55% due 04/15/2026	4,083,000	4,092,571
Worthington Industries, Inc.
Senior Notes
6.50% due 04/15/2020	4,550,000	5,140,704

		22,186,641

Steel-Specialty — 0.2%
Allegheny Technologies, Inc.
Senior Notes
9.38% due 06/01/2019	1,620,000	1,705,050
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.
Senior Notes
6.38% due 05/01/2022*	2,325,000	2,179,687

		3,884,737

Telecom Services — 0.1%
Level 3 Communications, Inc.
Senior Notes
5.75% due 12/01/2022	1,050,000	1,076,250

Telecommunication Equipment — 0.2%
CommScope Holding Co., Inc.
Senior Notes
6.63% due 06/01/2020*(1)	1,525,000	1,586,000
CommScope Technologies Finance LLC
Senior Sec. Notes
6.00% due 06/15/2025*	625,000	634,375
CommScope, Inc.
Company Guar. Notes
5.50% due 06/15/2024*	950,000	940,500
Juniper Networks, Inc.
Senior Notes
5.95% due 03/15/2041	500,000	481,616

		3,642,491

Telephone-Integrated — 2.7%
AT&T, Inc.
Senior Notes
2.45% due 06/30/2020	4,000,000	3,960,908
AT&T, Inc.
Senior Notes
3.40% due 05/15/2025	3,600,000	3,493,379
AT&T, Inc.
Senior Notes
4.75% due 05/15/2046	3,485,000	3,199,777
CenturyLink, Inc.
Senior Notes
6.45% due 06/15/2021	4,000,000	4,030,000
CenturyLink, Inc.
Senior Notes
7.65% due 03/15/2042	3,000,000	2,565,000
Citizens Communications Co.
Senior Notes
9.00% due 08/15/2031	900,000	814,050
Level 3 Financing, Inc.
Company Guar. Notes
5.38% due 01/15/2024*	600,000	607,500
Level 3 Financing, Inc.
Company Guar. Notes
5.38% due 05/01/2025*	1,450,000	1,453,625
Level 3 Financing, Inc.
Company Guar. Notes
6.13% due 01/15/2021	100,000	105,375

Level 3 Financing, Inc.
Company Guar. Notes
7.00% due 06/01/2020	125,000	132,500
Level 3 Financing, Inc.
Company Guar. Notes
8.63% due 07/15/2020	700,000	739,375
Sprint Capital Corp.
Company Guar. Notes
6.88% due 11/15/2028	3,475,000	2,884,250
Verizon Communications, Inc.
Senior Notes
5.05% due 03/15/2034	3,001,000	3,026,202
Verizon Communications, Inc.
Senior Notes
5.15% due 09/15/2023	9,390,000	10,466,150
Verizon Communications, Inc.
Senior Notes
6.55% due 09/15/2043	8,550,000	10,234,590

		47,712,681

Television — 0.8%
AMC Networks, Inc.
Company Guar. Notes
4.75% due 12/15/2022	525,000	526,969
AMC Networks, Inc.
Company Guar. Notes
7.75% due 07/15/2021	825,000	884,813
CBS Corp.
Company Guar. Notes
4.90% due 08/15/2044	2,550,000	2,370,113
Gannett Co., Inc.
Company Guar. Notes
5.50% due 09/15/2024*	800,000	812,000
Gannett Co., Inc.
Company Guar. Notes
6.38% due 10/15/2023	1,425,000	1,539,000
Gray Television, Inc.
Company Guar. Notes
7.50% due 10/01/2020	1,625,000	1,696,012
LIN Television Corp.
Senior Notes
5.88% due 11/15/2022*	1,075,000	1,083,062
Sinclair Television Group, Inc.
Company Guar. Notes
5.63% due 08/01/2024*	3,025,000	2,964,500
TEGNA, Inc.
Company Guar. Notes
4.88% due 09/15/2021*	150,000	148,500
TEGNA, Inc.
Company Guar. Notes
5.13% due 10/15/2019	325,000	338,813
Tribune Media Co.
Company Guar. Notes
5.88% due 07/15/2022*	1,950,000	2,003,625

		14,367,407

Textile-Home Furnishings — 0.1%
Springs Industries, Inc.
Senior Notes
6.25% due 06/01/2021	1,125,000	1,119,375

Theaters — 0.1%
Cinemark USA, Inc.
Company Guar. Notes
5.13% due 12/15/2022	450,000	452,250
Cinemark USA, Inc.
Company Guar. Notes
7.38% due 06/15/2021	150,000	158,625
Regal Entertainment Group
Senior Notes
5.75% due 02/01/2025	1,675,000	1,645,688

		2,256,563

Tobacco — 0.7%
Altria Group, Inc.
Company Guar. Notes
4.00% due 01/31/2024	2,385,000	2,509,523
Altria Group, Inc.
Company Guar. Notes
9.25% due 08/06/2019	226,000	278,877
Reynolds American, Inc.
Company Guar. Notes
4.45% due 06/12/2025	3,660,000	3,819,170
Reynolds American, Inc.
Company Guar. Notes
5.85% due 08/15/2045	3,700,000	4,104,525
Reynolds American, Inc.
Company Guar. Notes
6.88% due 05/01/2020*	1,000,000	1,157,305
Reynolds American, Inc.
Company Guar. Notes
7.00% due 08/04/2041*	810,000	940,045

		12,809,445

Toys — 0.2%
Hasbro, Inc.
Senior Notes
3.15% due 05/15/2021	3,100,000	3,115,441
Hasbro, Inc.
Senior Notes
6.35% due 03/15/2040	1,240,000	1,378,754

		4,494,195

Transport-Air Freight — 0.1%
Air Medical Merger Sub Corp.
Senior Notes
6.38% due 05/15/2023*	1,750,000	1,592,500

Transport-Equipment & Leasing — 0.0%
Jurassic Holdings III, Inc.
Sec. Notes
6.88% due 02/15/2021*	375,000	270,000

Transport-Rail — 0.5%
Burlington Northern and Santa Fe Railway Co.
Pass Through Certs.
Series 1992-2
7.57% due 01/02/2021	181,057	199,657
Burlington Northern Santa Fe LLC
Senior Notes
3.00% due 04/01/2025	3,000,000	2,894,481
Burlington Northern Santa Fe LLC
Senior Notes
3.45% due 09/15/2021	1,000,000	1,036,489
Burlington Northern Santa Fe LLC
Senior Notes
5.75% due 05/01/2040	2,200,000	2,516,481
Union Pacific Corp.
Senior Notes
3.75% due 03/15/2024	1,200,000	1,272,430
Union Pacific Corp.
Senior Notes
3.88% due 02/01/2055	540,000	475,288

		8,394,826

Transport-Services — 0.3%
Ryder System, Inc.
Senior Notes
2.45% due 11/15/2018	1,570,000	1,581,177
Ryder System, Inc.
Senior Notes
2.50% due 03/01/2018	1,325,000	1,334,408
Ryder System, Inc.
Senior Notes
2.55% due 06/01/2019	2,000,000	1,995,646
Ryder System, Inc.
Senior Notes
3.50% due 06/01/2017	800,000	824,067

		5,735,298

Travel Services — 0.1%
Sabre GLBL, Inc.
Senior Sec. Notes
5.38% due 04/15/2023*	1,225,000	1,243,375

Trucking/Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.
Senior Notes
2.50% due 06/15/2019*	2,400,000	2,374,754
Penske Truck Leasing Co. LP/PTL Finance Corp.
Senior Notes
3.75% due 05/11/2017*	4,020,000	4,131,845

		6,506,599

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.
Senior Notes
4.13% due 11/15/2025	1,270,000	1,282,869

Wire & Cable Products — 0.2%
Anixter, Inc.
Company Guar. Notes
5.13% due 10/01/2021	600,000	614,250
Anixter, Inc.
Company Guar. Notes
5.50% due 03/01/2023*	175,000	180,688
Anixter, Inc.
Company Guar. Notes
5.63% due 05/01/2019	1,075,000	1,136,812
Belden, Inc.
Company Guar. Notes
5.25% due 07/15/2024*	950,000	888,250
Belden, Inc.
Company Guar. Notes
5.50% due 09/01/2022*	1,675,000	1,658,250

		4,478,250

X-Ray Equipment — 0.0%
Hologic, Inc.
Company Guar. Notes
5.25% due 07/15/2022*	650,000	678,438

Total U.S. Corporate Bonds & Notes (cost $1,422,365,997)		1,436,439,583

FOREIGN CORPORATE BONDS & NOTES — 16.9%
Advertising Services — 0.4%
WPP Finance
Company Guar. Notes
3.75% due 09/19/2024	3,300,000	3,316,988
WPP Finance 2010
Company Guar. Notes
5.13% due 09/07/2042	2,460,000	2,391,730
WPP Finance 2010
Company Guar. Notes
5.63% due 11/15/2043	1,700,000	1,760,617

		7,469,335

Aerospace/Defense — 0.4%
Embraer Netherlands Finance BV
Company Guar. Notes
5.05% due 06/15/2025	3,135,000	3,001,762
Embraer Overseas, Ltd.
Company Guar. Notes
5.70% due 09/16/2023*	3,804,000	3,813,510

		6,815,272

Aerospace/Defense-Equipment — 0.1%
Silver II Borrower/Silver II US Holdings LLC
Company Guar. Notes
7.75% due 12/15/2020*	1,250,000	1,084,375

Agricultural Chemicals — 0.1%
Incitec Pivot, Ltd.
Company Guar. Notes
4.00% due 12/07/2015*	1,270,000	1,273,400

Auto-Cars/Light Trucks — 0.5%
Hyundai Capital Services, Inc.
Senior Notes
4.38% due 07/27/2016*	380,000	388,237
RCI Banque SA
Senior Notes
3.50% due 04/03/2018*	3,825,000	3,912,903
RCI Banque SA
Senior Notes
4.60% due 04/12/2016*	1,900,000	1,924,922
Volkswagen International Finance NV
Company Guar. Notes
2.38% due 03/22/2017*	3,150,000	3,130,769

		9,356,831

Auto/Truck Parts & Equipment-Original — 0.4%
International Automotive Components Group SL
Sec. Notes
9.13% due 06/01/2018*	1,375,000	1,388,750
Schaeffler Finance BV
Senior Notes
4.25% due 05/15/2021*	1,075,000	1,080,375
Schaeffler Finance BV
Senior Sec. Notes
4.75% due 05/15/2021*	375,000	381,562
Schaeffler Holding Finance BV
Senior Sec. Notes
6.75% due 11/15/2022*(1)	1,700,000	1,857,250
Schaeffler Holding Finance BV
Senior Sec. Notes
6.88% due 08/15/2018*(1)	900,000	931,500
Stackpole International
Senior Sec. Notes
7.75% due 10/15/2021*	1,325,000	1,484,000

		7,123,437

Banks-Commercial — 0.1%
Bank of Montreal
Senior Notes
1.45% due 04/09/2018	1,900,000	1,891,798

Beverages-Non-alcoholic — 0.2%
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.38% due 11/26/2018	2,850,000	2,875,650

Beverages-Wine/Spirits — 0.2%
Pernod-Ricard SA Senior Notes 4.25% due 07/15/2022*	2,950,000	3,055,687
Pernod-Ricard SA Senior Notes 5.75% due 04/07/2021*	950,000	1,057,848

		4,113,535

Broadcast Services/Program — 0.5%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	753,065
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	7,015,000	8,261,004

		9,014,069

Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 5.63% due 03/15/2023*	425,000	444,125

Cable/Satellite TV — 0.8%
Altice Financing SA Senior Sec. Notes 6.63% due 02/15/2023*	200,000	200,500
Altice SA Company Guar. Notes 7.63% due 02/15/2025*	2,100,000	1,930,950
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	1,650,000	1,588,125
British Sky Broadcasting Group PLC Company Guar. Notes 3.75% due 09/16/2024*	4,875,000	4,858,557
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	1,500,000	1,503,750
Numericable Group SA Senior Sec. Notes 6.25% due 05/15/2024*	800,000	800,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	725,000	721,375
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH Senior Sec. Notes 5.50% due 01/15/2023*	1,025,000	1,053,495
Unitymedia GmbH Company Guar. Notes 6.13% due 01/15/2025*	1,375,000	1,407,656
Ziggo Bond Finance BV Senior Notes 5.88% due 01/15/2025*	450,000	428,625

		14,493,033

Cellular Telecom — 0.1%
Digicel Group, Ltd. Senior Notes 8.25% due 09/30/2020*	2,350,000	2,079,750

Containers-Metal/Glass — 0.2%
Ardagh Packaging Finance PLC Company Guar. Notes 9.13% due 10/15/2020*	1,925,000	2,018,863
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.00% due 06/30/2021*	1,150,000	1,127,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.25% due 01/31/2019*	200,000	202,250
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Company Guar. Notes 6.75% due 01/31/2021*	650,000	666,250
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. Senior Notes 7.00% due 11/15/2020*	110,294	110,570

		4,124,933

Cruise Lines — 0.2%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	3,395,000	3,546,953

Distribution/Wholesale — 0.1%
Rexel SA Senior Notes 5.25% due 06/15/2020*	825,000	858,206

Diversified Banking Institutions — 0.1%
Deutsche Bank AG Senior Notes 3.25% due 01/11/2016	2,480,000	2,492,613

Diversified Financial Services — 1.7%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	12,273,730	12,271,312
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	2,434,959	2,441,948
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	15,653,622	15,824,825

		30,538,085

Diversified Manufacturing Operations — 0.2%
Pentair, Inc. Company Guar. Notes 5.00% due 05/15/2021	3,540,000	3,737,812

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 2.63% due 04/03/2017*	2,000,000	1,923,032
Anglo American Capital PLC Company Guar. Notes 4.45% due 09/27/2020*	600,000	545,050

		2,468,082

Diversified Operations — 0.4%
DH Services Luxembourg Sarl Company Guar. Notes 7.75% due 12/15/2020*	1,850,000	1,905,500
Hutchison Whampoa International 11, Ltd. Company Guar. Notes 3.50% due 01/13/2017*	1,550,000	1,585,659
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.63% due 04/09/2019*	2,000,000	2,345,086

Nielsen Co. Luxembourg SARL Company Guar. Notes 5.50% due 10/01/2021*	800,000	829,000

		6,665,245

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Company Guar. Notes 2.50% due 11/28/2019*	3,760,000	3,696,761
Alibaba Group Holding, Ltd. Company Guar. Notes 3.60% due 11/28/2024*	1,620,000	1,566,864

		5,263,625

Electric-Distribution — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	1,100,000	1,216,272

Electric-Integrated — 0.0%
Enersis SA Senior Notes 7.40% due 12/01/2016	600,000	636,480

Electronic Components-Misc. — 0.1%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	1,935,000	1,886,625
Flextronics International, Ltd. Company Guar. Notes 5.00% due 02/15/2023	350,000	357,438

		2,244,063

Electronic Security Devices — 0.0%
Allegion PLC Company Guar. Notes 5.88% due 09/15/2023	225,000	235,688

Enterprise Software/Service — 0.0%
Open Text Corp. Company Guar. Notes 5.63% due 01/15/2023*	525,000	530,250

Finance-Investment Banker/Broker — 0.2%
Macquarie Group, Ltd. Senior Notes 6.00% due 01/14/2020*	3,500,000	3,882,610

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/30/2020	1,450,000	1,502,562
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust Company Guar. Notes 4.63% due 07/01/2022	3,000,000	3,063,750

		4,566,312

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.50% due 01/25/2022*	1,230,000	1,281,081
Grupo Bimbo SAB de CV Senior Notes 4.88% due 06/27/2044*	2,736,000	2,450,865

		3,731,946

Food-Misc./Diversified — 0.3%
Kerry Group Financial Services Company Guar. Notes 3.20% due 04/09/2023*	6,150,000	5,970,684

Gold Mining — 0.6%
AngloGold Holdings PLC Company Guar. Notes 5.13% due 08/01/2022	620,000	565,363
AngloGold Holdings PLC Company Guar. Notes 6.50% due 04/15/2040	750,000	600,000
Gold Fields Orogen Holdings BVI, Ltd. Company Guar. Notes 4.88% due 10/07/2020*	1,660,000	1,344,600
Goldcorp, Inc. Senior Notes 3.70% due 03/15/2023	5,500,000	5,279,593
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*	2,300,000	2,076,856

		9,866,412

Insurance-Multi-line — 0.3%
AXA SA Sub. Notes 8.60% due 12/15/2030	4,000,000	5,477,520

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	805,973

Machinery-General Industrial — 0.0%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	700,000	717,500

Medical Products — 0.2%
Mallinckrodt International Finance SA Company Guar. Notes 4.75% due 04/15/2023	1,475,000	1,283,250
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 4.88% due 04/15/2020*	225,000	215,719
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025*	675,000	614,041
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023*	725,000	684,218

		2,797,228

Medical-Drugs — 0.9%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	4,705,000	4,625,147
Endo Finance LLC Company Guar. Notes 6.00% due 07/15/2023*	1,475,000	1,475,000
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	2,125,000	2,199,375

Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.38% due 03/15/2020*	75,000	65,250
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.50% due 03/01/2023*	400,000	336,000
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	600,000	520,500
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	1,675,000	1,410,141
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	3,375,000	2,839,219
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 7.50% due 07/15/2021*	2,675,000	2,440,937

		15,911,569

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	955,000	958,234
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	890,000	881,935

		1,840,169

Metal-Diversified — 0.1%
Rio Tinto Finance USA PLC Company Guar. Notes 2.25% due 12/14/2018	1,600,000	1,597,042

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	1,000,000	1,009,854
Pearson Funding Five PLC Company Guar. Notes 3.25% due 05/08/2023*	3,200,000	3,065,645
Pearson Funding Two PLC Company Guar. Notes 4.00% due 05/17/2016*	1,800,000	1,826,597

		5,902,096

Networking Products — 0.2%
Telefonaktiebolaget LM Ericsson Senior Notes 4.13% due 05/15/2022	4,000,000	4,151,576

Non-Ferrous Metals — 0.1%
Codelco, Inc.
Senior Bonds
5.63% due 09/21/2035*	1,600,000	1,627,800

Oil & Gas Drilling — 0.0%
Noble Holding International, Ltd.
Company Guar. Bonds
4.90% due 08/01/2020	840,000	721,461

Oil Companies-Exploration & Production — 0.5%
Canadian Natural Resources, Ltd.
Senior Notes
3.80% due 04/15/2024	2,125,000	2,008,667
Canadian Natural Resources, Ltd.
Senior Bonds
5.85% due 02/01/2035	4,960,000	4,994,819
CNPC HK Overseas Capital, Ltd.
Company Guar. Notes
5.95% due 04/28/2041*	1,550,000	1,830,914
Lone Pine Resources Canada, Ltd.
Escrow Notes
10.38% due 02/15/2017†(2)(6)	75,000	2

		8,834,402

Oil Companies-Integrated — 1.8%
BP Capital Markets PLC
Company Guar. Notes
1.38% due 05/10/2018	3,600,000	3,604,907
BP Capital Markets PLC
Company Guar. Notes
4.74% due 03/11/2021	5,100,000	5,664,922
Husky Energy, Inc.
Senior Notes
3.95% due 04/15/2022	2,800,000	2,738,797
Husky Energy, Inc.
Senior Notes
7.25% due 12/15/2019	3,000,000	3,424,905
Lukoil International Finance BV
Company Guar. Notes
6.36% due 06/07/2017*	1,000,000	1,048,584
Petro-Canada
Senior Notes
5.35% due 07/15/2033	2,650,000	2,799,566
Petroleos Mexicanos
Company Guar. Notes
4.88% due 01/18/2024	575,000	574,540
Petroleos Mexicanos
Company Guar. Bonds
5.50% due 01/21/2021	7,070,000	7,547,225
Petroleos Mexicanos
Company Guar. Notes
6.00% due 03/05/2020	1,600,000	1,737,504
Shell International Finance BV
Company Guar. Notes
3.25% due 05/11/2025	3,500,000	3,494,799

		32,635,749

Oil Refining & Marketing — 0.0%
Reliance Industries, Ltd.
Senior Notes
8.25% due 01/15/2027*(2)	500,000	646,569

Oil-Field Services — 0.0%
Weatherford International, Ltd.
Company Guar. Notes
5.95% due 04/15/2042	150,000	101,625
Weatherford International, Ltd.
Company Guar. Notes
6.00% due 03/15/2018	600,000	588,000

		689,625

Pipelines — 0.2%
Enbridge, Inc.
Senior Notes
5.60% due 04/01/2017	2,870,000	2,988,617
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
Company Guar. Notes
5.25% due 05/01/2023	425,000	395,250

		3,383,867

Real Estate Investment Trusts — 0.1%
Tanger Properties LP
Senior Notes
3.75% due 12/01/2024	1,000,000	989,576

Retail-Restaurants — 0.2%
1011778 B.C. ULC/New Red Finance, Inc.
Senior Sec. Notes
4.63% due 01/15/2022*	875,000	888,125
1011778 B.C. ULC/New Red Finance, Inc.
Sec .Notes
6.00% due 04/01/2022*	3,125,000	3,269,531

		4,157,656

Satellite Telecom — 0.3%
Intelsat Jackson Holdings SA
Company Guar. Notes
5.50% due 08/01/2023	1,150,000	948,031
Intelsat Jackson Holdings SA
Company Guar. Notes
6.63% due 12/15/2022	2,425,000	1,915,750
Intelsat Jackson Holdings SA
Company Guar. Notes
7.50% due 04/01/2021	1,125,000	1,015,312
Intelsat Luxembourg SA
Company Guar. Notes
7.75% due 06/01/2021	850,000	501,500
Intelsat Luxembourg SA
Company Guar. Notes
8.13% due 06/01/2023	625,000	370,313

		4,750,906

Security Services — 0.1%
Garda World Security Corp.
Company Guar. Notes
7.25% due 11/15/2021*	2,075,000	1,893,438

Seismic Data Collection — 0.0%
CGG SA
Company Guar. Notes
6.88% due 01/15/2022	675,000	381,375

Semiconductor Components-Integrated Circuits — 0.0%
NXP BV/NXP Funding LLC
Company Guar. Notes
5.75% due 03/15/2023*	200,000	210,500

Semiconductor Equipment — 0.1%
Sensata Technologies BV
Company Guar. Notes
5.00% due 10/01/2025*	725,000	707,781
Sensata Technologies BV
Company Guar. Notes
5.63% due 11/01/2024*	1,000,000	1,017,500

		1,725,281

Steel-Producers — 0.9%
ArcelorMittal
Senior Notes
5.25% due 02/25/2017	1,650,000	1,662,375
ArcelorMittal
Senior Notes
6.00% due 08/05/2020	5,500,000	5,235,312
ArcelorMittal
Senior Notes
6.13% due 06/01/2018	1,425,000	1,428,563
ArcelorMittal
Senior Notes
6.13% due 06/01/2025	1,350,000	1,163,943
ArcelorMittal
Senior Notes
7.50% due 03/01/2041	1,000,000	845,340
Gerdau Trade, Inc.
Company Guar. Notes
5.75% due 01/30/2021*	3,570,000	3,291,540
Hyundai Steel Co.
Senior Notes
4.63% due 04/21/2016*	2,130,000	2,157,722

		15,784,795

SupraNational Banks — 0.3%
Corporacion Andina de Fomento
Senior Notes
3.75% due 01/15/2016	710,000	713,926
Corporacion Andina de Fomento
Senior Notes
4.38% due 06/15/2022	825,000	889,680
Corporacion Andina de Fomento
Senior Notes
8.13% due 06/04/2019	1,000,000	1,200,000
Inter-American Development Bank
Notes
6.75% due 07/15/2027	1,200,000	1,681,266

		4,484,872

Telecom Services — 0.1%
Digicel, Ltd.
Senior Notes
6.00% due 04/15/2021*	375,000	337,500
Virgin Media Secured Finance PLC
Senior Sec. Notes
5.25% due 01/15/2026*	900,000	900,000

		1,237,500

Telephone-Integrated — 0.6%
Lynx II Corp.
Company Guar. Notes
6.38% due 04/15/2023*	1,275,000	1,313,250
Telefonica Emisiones SAU
Company Guar. Notes
3.19% due 04/27/2018	2,200,000	2,256,428
Telefonica Emisiones SAU
Company Guar. Notes
4.57% due 04/27/2023	1,500,000	1,577,179
Telefonica Emisiones SAU
Company Guar. Notes
5.46% due 02/16/2021	2,500,000	2,789,950
Telefonica Emisiones SAU
Company Guar. Notes
7.05% due 06/20/2036	1,575,000	1,886,269
Virgin Media Finance PLC
Company Guar. Notes
5.75% due 01/15/2025*	600,000	589,500

Virgin Media Finance PLC
Company Guar. Notes
6.00% due 10/15/2024*	350,000	352,625

		10,765,201

Tobacco — 0.2%
BAT International Finance PLC
Company Guar. Notes
3.95% due 06/15/2025*	2,625,000	2,781,600

Transport-Rail — 0.3%
Canadian Pacific Railway Co.
Senior Bonds
7.13% due 10/15/2031	2,950,000	3,723,425
Kansas City Southern de Mexico SA de CV
Senior Notes
3.00% due 05/15/2023	1,935,000	1,849,233

		5,572,658

Total Foreign Corporate Bonds & Notes (cost $302,960,526)		303,086,385

U.S. GOVERNMENT AGENCIES — 0.0%
Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS Bonds
0.00% due 01/15/2021
(cost $424,772)	640,000	576,487

MUNICIPAL BONDS & NOTES — 0.2%
City of Chicago, IL
General Obligation Bonds
Series B
5.43% due 01/01/2042
(cost $3,520,000)	3,520,000	2,986,790

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Republic of Colombia
Senior Notes
4.38% due 07/12/2021	855,000	880,650
State of Qatar
Senior Notes
5.25% due 01/20/2020*	2,185,000	2,469,050

Total Foreign Government Obligations (cost $3,035,328)		3,349,700

COMMON STOCKS — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.	5,518	192,633
Motors Liquidation Co. GUC Trust	1,280	20,736

		213,369

Oil Companies-Exploration & Production — 0.0%
Lone Pine Resources Canada, Ltd.†(2)(6)	9,354	5,472
Lone Pine Resources, Inc.†(2)(6)	9,354	47

		5,519

Total Common Stocks (cost $561,369)		218,888

PREFERRED SECURITIES — 0.1%
Finance-Auto Loans — 0.0%
Ally Financial, Inc.
Series G, 7.00%*	108	110,069

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.
Class D, 5.67%(6)	30,000	300

Real Estate Investment Trusts — 0.1%
Prologis, Inc.
Series Q, 8.54%	20,000	1,260,000

Total Preferred Securities (cost $2,342,191)		1,370,369

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Diversified Banking Institutions — 0.1%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,927,253

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 6.00% due 02/15/2067*	2,400,000	1,776,000

Electric-Generation — 0.3%
Electricite de France SA VRS 5.63% due 01/22/2024*(7)	5,000,000	4,941,250

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,417,500
USF&G Capital III 8.31% due 07/01/2046*	250,000	365,149

		1,782,649

Total Preferred Securities/Capital Securities (cost $10,968,469)		11,427,152

WARRANTS† — 0.0%
Auto-Cars/Light Trucks — 0.0%
General Motors Co.
Expires 07/10/16
(Strike price $10.00)	5,014	126,353
General Motors Co.
Expires 07/10/19
(Strike price $18.33)	5,014	85,639

Total Warrants (cost $554,110)		211,992

Total Long-Term Investment Securities (cost $1,746,732,762)		1,759,667,346

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Time Deposits — 0.9%
Euro Time Deposit with State Street
Bank and Trust Co.
0.01% due 11/02/2015
(cost $15,526,000)	15,526,000	15,526,000

TOTAL INVESTMENTS (cost $1,762,258,762)(8)	98.8%	1,775,193,346
Other assets less liabilities	1.2	21,740,580

NET ASSETS	100.0%	$1,796,933,926

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $504,567,905 representing 28.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security

(1)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $7,976,676 representing 0.4% of net assets.

(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets

U.S. Corporate Bonds & Notes
FPL Energy National Wind Portfolio LLC
Senior Sec. Notes	6/19/2005	$2,586	$2,586
6.13% due 03/25/2019	5/27/2009	16,383	15,034

		18,969	17,620	$18,969	$100.00	0.00%

(4)	Company has filed for Chapter 11 bankruptcy protection.

(5)	Security in default of interest and principal at maturity.

(6)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(7)	Perpetual maturity — maturity date reflects the next call date.

(8)	See Note 4 for cost of investments on a tax basis.

FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
200	Short	U.S. Treasury 10 Year Notes	December 2015	$25,729,951	$25,537,500	$192,451
75	Long	U.S. Long Bonds	December 2015	11,957,395	11,732,812	(224,583)

						$(32,132)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes:
Auto-Cars/Light Trucks	$—	$43,737,451	$0	$43,737,451
Paper & Related Products	—	3,010,619	25	3,010,644
Resorts/Theme Parks	—	2,771,812	0	2,771,812
Other Industries	—	1,386,919,676	—	1,386,919,676
Foreign Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	8,834,400	2	8,834,402
Other Industries	—	294,251,983	—	294,251,983
U.S. Government Agencies	—	576,487	—	576,487
Municipal Bonds & Notes	—	2,986,790	—	2,986,790
Foreign Government Obligations	—	3,349,700	—	3,349,700
Common Stocks:
Auto-Cars/Light Trucks	213,369	—	—	213,369
Oil Companies-Exploration & Production	—	—	5,519	5,519
Preferred Securities:
Finance-Auto Loans	—	110,069	—	110,069
Finance-Investment Banker/Broker	—	—	300	300
Real Estate Investment Trusts	1,260,000	—	—	1,260,000
Preferred Securities/Capital Securities	—	11,427,152	—	11,427,152
Warrants	211,992	—	—	211,992
Short-Term Investment Securities	—	15,526,000	—	15,526,000

Total Investments at Value	$1,685,361	$1,773,502,139	$5,846	$1,775,193,346

Other Financial Instruments:+
Futures Contracts	$192,451	$—	$—	$192,451

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$224,583	$—	$—	$224,583

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 12.1%
Cayman Islands — 4.3%
Aberdeen Loan Funding, Ltd. FRS
Series 2008-1A, Class A
0.98% due 11/01/2018*(1)		$1,323,982	$1,303,592
Acis CLO, Ltd. FRS
Series 2013-2A, Class A
0.82% due 10/14/2022*(1)		338,031	333,333
Acis CLO, Ltd. VRS
Series 2013-2A, Class ACOM
1.14% due 10/14/2022*(1)		2,432,105	2,366,925
Acis CLO, Ltd. FRS
Series 2013-1A, Class ACOM
1.51% due 04/18/2024*(1)		2,450,000	2,354,695
Brentwood CLO Corp. FRS
Series 2006-1A, Class A1B
0.60% due 02/01/2022*(1)		1,023,125	1,003,276
OCP CLO, Ltd. VRS
Series 2014-5A, Class ACOM
1.42% due 04/26/2026*(1)		2,700,000	2,595,240
OCP CLO, Ltd. FRS
Series 2012-2A, Class ACOM
1.57% due 11/22/2023*(1)		2,150,000	2,106,785
OFSI Fund V, Ltd. FRS
Series 2013-5A, Class ACOM
1.61% due 04/17/2025*(1)		1,600,000	1,551,520
OFSI Fund VI, Ltd.
Series 2014-6A, Class ACOM
1.48% due 03/20/2025*(1)		2,900,000	2,786,900
Red River CLO, Ltd. FRS
Series 1X, Class A
0.57% due 07/27/2018(1)		456,170	452,338
Red River CLO, Ltd. FRS
Series 2015-1A, Class A
0.60% due 07/27/2018*(1)		157,300	155,979
Trinitas CLO II, Ltd. VRS
Series 2014-2A, Class ACOM
1.66% due 07/15/2026*(1)		1,400,000	1,337,700
Trinitas CLO, Ltd. FRS
Series 2014-1A, Class A1
1.85% due 04/15/2026*(1)		2,200,000	2,179,980
Trinitas CLO, Ltd. FRS
Series 2014-1A, Class B1
2.22% due 04/15/2026*(1)		550,000	523,050

			21,051,313

Italy — 0.1%
Quadrivio Finance SRL FRS
Series 2011-1, Class A1
0.45% due 07/25/2060(3)	EUR	386,379	421,681

United Kingdom — 2.0%
Aire Valley Mtgs. PLC FRS
Series 2005-1X, Class 2A2
0.32% due 09/20/2066(3)	EUR	441,530	461,439
Aire Valley Mtgs. PLC FRS
Series 2004-1X, Class 3A2
0.38% due 09/20/2066(3)	EUR	1,019,991	1,068,881
Aire Valley Mtgs. PLC FRS
Series 2006-1A, Class 1A
0.57% due 09/20/2066*(3)		1,425,774	1,336,679
Aire Valley Mtgs. PLC FRS
Series 2007-1A, Class 2A1
0.59% due 09/20/2066*(3)		1,137,483	1,068,126
EMF-UK PLC FRS
Series 2008-1X, Class A1A
1.57% due 03/13/2046(3)	GBP	455,469	661,606
Eurosail PLC FRS
Series 2007-PR1X, Class A1
0.99% due 09/13/2045(3)	GBP	1,447,070	2,042,032
Granite Master Issuer PLC FRS
Series 2006-1X, Class A6
0.13% due 12/20/2054(3)	EUR	906,914	994,396
Granite Master Issuer PLC FRS
Series 2007-2, Class 2B1
0.44% due 12/17/2054(3)		800,000	791,505
Leek Finance Number Eighteen PLC FRS
Series 18X, Class A2C
0.22% due 09/21/2038(3)	EUR	43,905	50,625
Leek Finance Number Eighteen PLC FRS
Series 18X, Class A2B
0.61% due 09/21/2038(3)		614,670	643,467
Leek Finance Number Seventeen PLC FRS
Series 17X, Class A2C
0.24% due 12/21/2037(3)	EUR	142,760	166,997
Leek Finance Number Seventeen PLC FRS
Series 17X, Class A2A
0.87% due 12/21/2037(3)	GBP	85,656	140,310
Thrones PLC FRS
Series 2013-1, Class A
2.08% due 07/20/2044(3)	GBP	228,935	349,919

			9,775,982

United States — 5.7%
Bank of America Student Loan Trust FRS
Series 2010-1A, Class A
1.12% due 02/25/2043*		918,413	904,391
Countrywide Alternative Loan Trust FRS
Series 2006-OA1, Class 2A1
0.40% due 03/20/2046(3)		786,126	620,483
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1
0.47% due 02/25/2036(3)		834,473	684,531
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3
0.43% due 04/25/2037		750,000	451,734
Lehman XS Trust FRS
Series 2007-7N, Class 1A2
0.44% due 06/25/2047(3)		780,985	525,219
Scholar Funding Trust FRS
Series 2010-A, Class A
1.07% due 10/28/2041*		989,147	957,868
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A
1.18% due 11/20/2034(3)		86,017	82,113

SLM Student Loan Trust FRS
Series 2007-2, Class A4
0.38% due 07/25/2022		2,100,000	1,973,764
SLM Student Loan Trust FRS
Series 2007-1, Class A5
0.41% due 01/26/2026		1,350,000	1,286,611
SLM Student Loan Trust FRS
Series 2005-4, Class A3
0.44% due 01/25/2027		2,011,972	1,910,384
SLM Student Loan Trust FRS
Series 2003-1, Class A5A
0.45% due 12/15/2032*		2,167,202	1,978,598
SLM Student Loan Trust FRS
Series 2008-2, Class A3
1.07% due 04/25/2023		527,158	508,951
SLM Student Loan Trust FRS
Series 2008-4, Class A4
1.97% due 07/25/2022		1,050,000	1,056,670
SLM Student Loan Trust FRS
Series 2008-5, Class A4
2.02% due 07/25/2023		2,450,000	2,467,742
SPS Servicer Advance Receivables Trust
Series 2015-T1, Class A
2.53% due 06/30/2045*		9,200,000	9,200,000
SunTrust Student Loan Trust FRS
Series 2006-1A, Class A4
0.51% due 10/28/2037*		2,150,000	1,958,174
Washington Mutual Mtg. Pass-Through Certs. FRS
Series-AR5 Class 4A
1.21% due 06/25/2046(3)		506,678	361,736
Wells Fargo Alternative Loan Trust FRS
Series 2007-PA6, Class A1
2.72% due 12/28/2037(3)		683,811	589,474

			27,518,443

Total Asset Backed Securities (cost $60,557,651)			58,767,419

CORPORATE BONDS & NOTES — 17.0%
France — 1.1%
Dexia Credit Local SA NY
Government Guar. Notes
1.50% due 10/07/2017*		1,900,000	1,908,550
Pernod-Ricard SA
Senior Notes
5.75% due 04/07/2021*		350,000	389,733
Total Capital International SA
Company Guar. Notes
2.88% due 02/17/2022		450,000	453,266
Total Capital SA
Company Guar. Notes
2.13% due 08/10/2018		2,350,000	2,390,251

			5,141,800

Germany — 4.6%
FMS Wertmanagement AoeR
Government Guar. Notes
1.63% due 02/22/2017	EUR	900,000	1,012,985
KfW
Government Guar. Notes
0.00% due 12/07/2018	EUR	8,500,000	9,389,089
KfW
Government Guar. Notes
0.05% due 11/30/2017	EUR	1,700,000	1,879,908
KfW
Government Guar. Notes
1.13% due 08/06/2018		9,200,000	9,175,178
KfW
Government Guar. Notes
5.00% due 12/01/2020	SEK	2,000,000	283,109
KfW
Government Guar. Notes
6.00% due 08/20/2020	AUD	800,000	655,882

			22,396,151

Italy — 1.5%
Banca Monte dei Paschi di Siena SpA
Government Guar. Notes
3.50% due 03/20/2017	EUR	5,200,000	5,927,604
Intesa Sanpaolo SpA
Sub. Notes
5.02% due 06/26/2024*		450,000	450,726
Intesa Sanpaolo SpA
Company Guar. Notes
5.25% due 01/12/2024		700,000	761,110
Intesa Sanpaolo SpA
Sub. Notes
6.63% due 09/13/2023	EUR	150,000	200,687

			7,340,127

Japan — 2.2%
Japan Finance Organization for
Municipalities
Government Guar. Bonds
1.90% due 06/22/2018	JPY	860,000,000	7,479,891
Japan Tobacco, Inc.
Senior Notes
2.10% due 07/23/2018*		1,550,000	1,563,669
Sumitomo Mitsui Financial Group, Inc.
Sub. Notes
4.44% due 04/02/2024*		1,350,000	1,374,849

			10,418,409

Luxembourg — 0.3%
Actavis Funding SCS
Company Guar. Notes
3.00% due 03/12/2020		200,000	200,677
Actavis Funding SCS
Company Guar. Notes
3.45% due 03/15/2022		200,000	198,709
Actavis Funding SCS
Company Guar. Notes
4.75% due 03/15/2045		100,000	95,631

Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044		250,000	240,306
Intelsat Jackson Holdings SA Company Guar. Notes 5.50% due 08/01/2023		500,000	412,188
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 04/01/2019		200,000	187,500

			1,335,011

Mexico — 0.1%
America Movil SAB de CV Senior Notes 6.00% due 06/09/2019	MXN	4,310,000	262,235

Netherlands — 0.5%
ABN AMRO Bank NV VRS Sub. Notes 6.25% due 09/13/2022		300,000	317,250
EDP Finance BV Senior Notes 2.63% due 01/18/2022	EUR	450,000	503,332
EDP Finance BV Senior Notes 4.13% due 01/20/2021	EUR	400,000	482,594
EDP Finance BV Senior Notes 4.88% due 09/14/2020	EUR	200,000	249,722
EDP Finance BV Senior Notes 5.75% due 09/21/2017	EUR	800,000	960,153

			2,513,051

United Kingdom — 0.6%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*		750,000	764,369
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*		150,000	155,122
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		750,000	794,743
Royal Bank of Scotland PLC VRS Sub. Notes 9.50% due 03/16/2022		1,100,000	1,200,065

			2,914,299

United States — 6.1%
AECOM Technology Corp. Company Guar. Notes 5.88% due 10/15/2024*		500,000	516,250
Apple, Inc. Senior Notes 2.40% due 05/03/2023		1,250,000	1,222,939
Caterpillar Financial Services Corp. Senior Notes 2.05% due 08/01/2016		750,000	757,544
CHS/Community Health Systems, Inc. Company Guar. Notes 8.00% due 11/15/2019		100,000	104,000
Crown Castle International Corp. Senior Notes 5.25% due 01/15/2023		75,000	80,719
CVS Health Corp. Senior Notes 3.38% due 08/12/2024		50,000	50,065
Discover Financial Services Senior Notes 3.75% due 03/04/2025		700,000	681,220
Forest Laboratories LLC Company Guar. Notes 4.38% due 02/01/2019*		650,000	683,842
Forest Laboratories LLC Company Guar. Notes 5.00% due 12/15/2021*		850,000	918,644
General Electric Capital Corp Company Guar. Notes 8.50% due 04/06/2018	MXN	2,000,000	131,252
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022		950,000	927,697
H.J. Heinz Co. Company Guar. Notes 2.80% due 07/02/2020*		600,000	602,334
H.J. Heinz Co. Company Guar. Notes 3.95% due 07/15/2025*		450,000	460,755
H.J. Heinz Co. Company Guar. Notes 5.00% due 07/15/2035*		150,000	156,470
H.J. Heinz Co. Company Guar. Notes 5.20% due 07/15/2045*		200,000	212,035
HCA, Inc Senior Notes 5.25% due 04/15/2025		550,000	569,250
HCP, Inc. Senior Notes 4.25% due 11/15/2023		3,000,000	3,013,056
Humana, Inc. Senior Notes 3.85% due 10/01/2024		150,000	152,473
John Deere Capital Corp. Senior Notes 1.40% due 03/15/2017		750,000	754,084
Microsoft Corp. Senior Notes 3.75% due 02/12/2045		1,000,000	921,861
Morgan Stanley Senior Notes 3.75% due 09/21/2017	EUR	600,000	701,906
Morgan Stanley Sub. Notes 3.95% due 04/23/2027		1,550,000	1,507,696
Morgan Stanley Senior Notes 4.30% due 01/27/2045		350,000	335,441

NBCUniversal Enterprise, Inc. FRS Company Guar. Notes 1.01% due 04/15/2018*		1,900,000	1,900,585
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021		600,000	659,957
Prologis LP Company Guar. Notes 3.00% due 01/18/2022	EUR	200,000	234,711
Reynolds American, Inc. Company Guar. Notes 3.25% due 06/12/2020		550,000	563,466
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022		400,000	419,294
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025		1,150,000	1,200,012
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023		400,000	370,000
Synchrony Financial Senior Notes 2.70% due 02/03/2020		1,600,000	1,577,739
Synchrony Financial Senior Notes 3.00% due 08/15/2019		600,000	606,094
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2024		1,600,000	1,599,750
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020		2,950,000	3,198,511
W.R. Grace & Co. Company Guar. Notes 5.63% due 10/01/2024*		500,000	516,250
Walgreen Co. Senior Notes 3.10% due 09/15/2022		250,000	241,523
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024		950,000	942,880

			29,492,305

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		50,000	17,375
Petroleos de Venezuela SA Company Guar. Notes 5.50% due 04/12/2037		10,000	3,420
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 05/16/2024		250,000	89,688
Petroleos de Venezuela SA Company Guar. Notes 6.00% due 11/15/2026		210,000	74,214
Petroleos De Venezuela SA Company Guar. Notes 9.00% due 11/17/2021		60,000	24,768

			209,465

Total Corporate Bonds & Notes (cost $84,707,967)			82,022,853

FOREIGN GOVERNMENT OBLIGATIONS — 43.2%
Australia — 0.5%
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	931,377
Commonwealth of Australia Senior Bonds 5.50% due 04/21/2023	AUD	1,790,000	1,544,312

			2,475,689

Belgium — 1.4%
Kingdom of Belgium Bonds 2.25% due 06/22/2023	EUR	1,500,000	1,870,400
Kingdom of Belgium Bonds 3.75% due 09/28/2020*(2)	EUR	245,000	318,401
Kingdom of Belgium Bonds 4.00% due 03/28/2032	EUR	2,550,000	3,877,322
Kingdom of Belgium Senior Bonds 4.25% due 09/28/2022	EUR	490,000	682,674

			6,748,797

Brazil — 0.4%
Brazil Notas de Tesouro Nacional Bills zero coupon due 01/01/2016	BRL	219,000	55,510
Brazil Notas do Tesouro Nacional Notes 6.00% due 08/15/2050(4)	BRL	7,239,770	1,637,836

			1,693,346

Canada — 1.4%
Canada Housing Trust Government Guar. Notes 2.35% due 12/15/2018*	CAD	3,400,000	2,712,095
Government of Canada Bonds 2.75% due 06/01/2022	CAD	2,100,000	1,765,375
Government of Canada Bonds 4.00% due 06/01/2041	CAD	1,200,000	1,211,738
Government of Canada Bonds 5.75% due 06/01/2029	CAD	1,000,000	1,109,636

			6,798,844

Colombia — 0.0%
Republic of Colombia Senior Notes 5.63% due 02/26/2044		200,000	193,500

Costa Rica — 0.0%
Republic of Costa Rica Senior Bonds 7.16% due 03/12/2045		200,000	180,500

Croatia — 0.1%
Republic of Croatia Senior Bonds 5.50% due 04/04/2023		270,000	278,100

Denmark — 0.5%
Kingdom of Denmark Bonds 4.00% due 11/15/2017	DKK	7,600,000	1,218,940
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	1,144,019

			2,362,959

Dominican Republic — 0.2%
Dominican Republic Senior Notes 5.50% due 01/27/2025*		200,000	197,500
Dominican Republic Senior Bonds 5.50% due 01/27/2025		100,000	98,750
Dominican Republic Senior Bonds 5.88% due 04/18/2024		100,000	101,750
Dominican Republic Senior Bonds 6.60% due 01/28/2024		300,000	318,750
Dominican Republic Senior Bonds 7.45% due 04/30/2044		100,000	105,500

			822,250

France — 5.1%
Government of France Bonds 0.50% due 05/25/2025	EUR	3,600,000	3,854,056
Government of France Bonds 2.25% due 10/25/2022	EUR	2,410,000	2,995,749
Government of France Bonds 4.00% due 10/25/2038	EUR	740,000	1,183,710
Government of France Bonds 4.25% due 10/25/2017	EUR	4,700,000	5,631,441
Government of France Bonds 4.25% due 10/25/2023	EUR	4,680,000	6,658,324
Government of France Bonds 4.50% due 04/25/2041	EUR	1,930,000	3,370,634
Government of France Bonds 4.75% due 04/25/2035	EUR	700,000	1,192,151

			24,886,065

Germany — 2.3%
Federal Republic of Germany Bonds 0.50% due 02/15/2025	EUR	2,820,000	3,110,770
Federal Republic of Germany Bonds 2.00% due 08/15/2023	EUR	1,250,000	1,562,038
Federal Republic of Germany Bonds 2.50% due 07/04/2044	EUR	1,000,000	1,440,243
Federal Republic of Germany Bonds 2.50% due 08/15/2046	EUR	460,000	664,442
Federal Republic of Germany Bonds 4.00% due 01/04/2037	EUR	2,625,000	4,444,213

			11,221,706

Indonesia — 0.0%
Republic of Indonesia Senior Notes 4.13% due 01/15/2025		200,000	195,387

Israel — 0.1%
Israel Government AID Government Guar. Bonds 5.50% due 09/18/2023		300,000	363,673

Italy — 8.0%
Republic of Italy Bonds 0.65% due 11/01/2020	EUR	1,690,000	1,862,126
Republic of Italy Bonds 2.00% due 12/01/2025	EUR	1,190,000	1,360,626
Republic of Italy Bonds 2.50% due 12/01/2024	EUR	640,000	765,849
Republic of Italy Senior Bonds 3.50% due 03/01/2030*(2)	EUR	880,000	1,150,824
Republic of Italy Bonds 3.75% due 03/01/2021	EUR	990,000	1,261,765
Republic of Italy Senior Bonds 3.75% due 05/01/2021	EUR	1,350,000	1,723,981
Republic of Italy Bonds 4.25% due 09/01/2019	EUR	2,050,000	2,588,481
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	6,160,000	8,461,130
Republic of Italy Bonds 5.00% due 08/01/2034	EUR	1,630,000	2,542,727

Republic of Italy Senior Bonds 5.00% due 08/01/2039	EUR	760,000	1,217,832
Republic of Italy Bonds 5.00% due 09/01/2040	EUR	170,000	272,372
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	2,110,000	3,004,651
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	173,000	288,163
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	760,000	1,255,390
Republic of Italy Inflation Indexed Treasury Bonds 2.15% due 11/12/2017(4)	EUR	6,441,345	7,342,055
Republic of Italy Inflation Indexed Treasury Bonds 2.35% due 09/15/2019(4)	EUR	3,114,267	3,772,887

			38,870,859

Japan — 11.7%
Government of Japan Senior Notes 0.20% due 09/20/2017	JPY	37,400,000	311,061
Government of Japan Senior Notes 0.30% due 03/20/2018	JPY	1,915,600,000	15,983,759
Government of Japan Senior Notes 0.80% due 09/20/2022	JPY	301,600,000	2,621,998
Government of Japan Senior Bonds 1.40% due 09/20/2034	JPY	2,390,000,000	21,153,887
Government of Japan Senior Bonds 1.70% due 06/20/2033	JPY	38,400,000	359,452
Government of Japan Senior Bonds 1.90% due 03/20/2025	JPY	477,300,000	4,556,995
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	439,800,000	4,225,972
Government of Japan Senior Bonds 2.00% due 03/20/2052	JPY	203,500,000	1,953,192
Government of Japan Senior Bonds 2.30% due 03/20/2039	JPY	514,400,000	5,201,122

			56,367,438

Mexico — 0.2%
United Mexican States Bonds 3.50% due 12/14/2017(4)	MXN	3,249,345	208,790
United Mexican States Senior Notes 4.75% due 03/08/2044		20,000	19,000
United Mexican States Senior Bonds 5.55% due 01/21/2045		30,000	31,800
United Mexican States Senior Bonds 6.05% due 01/11/2040		10,000	11,300
United Mexican States Bonds 7.50% due 06/03/2027	MXN	6,187,300	412,722
United Mexican States Bonds 10.00% due 11/20/2036	MXN	1,727,600	144,114

			827,726

Netherlands — 1.3%
Government of Netherlands Bonds 1.75% due 07/15/2023*	EUR	3,100,000	3,760,440
Government of Netherlands Bonds 2.00% due 07/15/2024*(2)	EUR	740,000	915,066
Government of Netherlands Bonds 2.75% due 01/15/2047*(2)	EUR	540,000	793,250
Government of Netherlands Bonds 4.00% due 07/15/2019*	EUR	630,000	799,260

			6,268,016

Spain — 3.4%
Kingdom of Spain Bonds 3.80% due 04/30/2024*	EUR	4,650,000	6,040,091
Kingdom of Spain Bonds 4.50% due 01/31/2018	EUR	360,000	434,472
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	520,000	838,057
Kingdom of Spain Bonds 5.40% due 01/31/2023*	EUR	1,050,000	1,485,435
Kingdom of Spain Senior Bonds 5.50% due 04/30/2021*(2)	EUR	1,380,000	1,897,804
Kingdom of Spain Senior Bonds 5.90% due 07/30/2026*(2)	EUR	3,870,000	5,947,692

			16,643,551

SupraNational — 0.4%
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	408,677

European Investment Bank Senior Notes 5.00% due 12/01/2020	SEK	2,950,000	422,124
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	1,156,440

			1,987,241

United Kingdom — 6.1%
United Kingdom Gilt Treasury Bonds 1.25% due 07/22/2018	GBP	3,170,000	4,944,916
United Kingdom Gilt Treasury Bonds 1.75% due 09/07/2022	GBP	3,020,000	4,707,549
United Kingdom Gilt Treasury Bonds 2.00% due 07/22/2020	GBP	4,560,000	7,262,692
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	5,430,031
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	1,730,000	3,147,216
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,360,000	2,706,020
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	610,000	1,229,947

			29,428,371

Venezuela — 0.1%
Republic of Venezuela Senior Bonds 6.00% due 12/09/2020		60,000	22,650
Republic of Venezuela Senior Bonds 7.00% due 03/31/2038		20,000	7,450
Republic of Venezuela Senior Bonds 7.65% due 04/21/2025		70,000	26,425
Republic of Venezuela Senior Bonds 7.75% due 10/13/2019		80,000	31,600
Republic of Venezuela Senior Bonds 8.25% due 10/13/2024		270,000	102,600
Republic of Venezuela Senior Bonds 9.00% due 05/07/2023		50,000	19,625
Republic of Venezuela Senior Bonds 9.25% due 09/15/2027		10,000	4,375
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028		130,000	51,025
Republic of Venezuela Senior Bonds 9.38% due 01/13/2034		30,000	12,075
Republic of Venezuela Senior Bonds 11.75% due 10/21/2026		40,000	17,700
Republic of Venezuela Senior Bonds 11.95% due 08/05/2031		70,000	31,500
Republic of Venezuela Senior Bonds 12.75% due 08/23/2022		40,000	19,000

			346,025

Total Foreign Government Obligations (cost $217,380,910)			208,960,043

U.S. GOVERNMENT AGENCIES — 5.9%
United States — 5.9%
Federal Farm Credit Bank 3.50% due 12/20/2023		1,100,000	1,188,228
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,196,352
5.00% due 07/01/2035		1,080,743	1,194,097
5.00% due 11/01/2038		227,634	249,215
5.00% due 01/01/2039		71,747	78,527
5.00% due 09/01/2039		166,231	181,960
5.00% due 05/01/2041		578,517	636,103
7.00% due 02/01/2039		872,617	1,016,093
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K710, Class A2
1.88% due 05/25/2019(5)		3,300,000	3,316,134
Series K709, Class A2
2.09% due 03/25/2019(5)		3,000,000	3,036,383
Series K030, Class A1
2.78% due 09/25/2022(5)		975,581	1,011,392
Series K030, Class A2
3.25% due 04/25/2023 VRS(5)		3,000,000	3,161,053
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk
Series 2015-DNA1, Class M3
3.50% due 10/25/2027 FRS(3)		280,000	265,079
Series 2015-HQ1, Class M3
4.00% due 03/25/2025 FRS(3)		300,000	289,851
Federal National Mtg. Assoc. Series 2012-M8, Class ASQ2
1.52% due 12/25/2019(5)		469,138	472,893
Series 2012-M8, Class ASQ3
1.80% due 12/25/2019(5)		800,000	809,019
3.41% due 10/01/2020		354,854	379,457
3.62% due 12/01/2020		256,275	274,705
3.75% due 03/01/2018		947,966	994,116
4.38% due 06/01/2021		919,733	1,016,160
4.50% due 02/01/2040		13,227	14,316
4.50% due 08/01/2041		258,622	280,616
6.00% due 04/01/2024		155,510	176,086
6.00% due 12/01/2028		844,490	956,227

6.00% due 10/01/2034		595,767	681,229
6.00% due 11/01/2034		100,875	115,236
6.00% due 05/01/2036		20,241	22,983
6.00% due 07/01/2036		115,893	131,558
6.00% due 11/01/2036		614,512	697,473
6.00% due 01/01/2037		103,657	117,573
6.00% due 03/01/2037		76,307	86,492
6.00% due 10/01/2037		282,922	321,075
6.00% due 08/01/2038		168,124	191,842
6.00% due 06/01/2039		2,654	3,008
6.00% due 10/01/2040		294,643	334,157
6.00% due 04/01/2041		36,934	41,867
6.00% due 05/01/2041		272,349	308,839
6.00% due 10/01/2041		160,710	183,825
7.00% due 03/01/2039		506,899	607,650
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2015-C01, Class 2M1 1.70% due 02/25/2025(3)		51,247	51,299
Federal National Mtg. Assoc. REMIC Series 2012-153, Class B 7.00% due 07/25/2042(3)		891,343	1,043,646
Series 2012-111, Class B
7.00% due 10/25/2042(3)		262,190	295,375

Total U.S. Government Agencies (cost $27,838,098)			28,429,189

U.S. GOVERNMENT TREASURIES — 16.7%
United States — 16.7%
United States Treasury Bonds
1.38% due 02/15/2044 TIPS(4)		1,799,776	1,864,854
2.88% due 08/15/2045		7,200,000	7,114,147
United States Treasury Notes
0.38% due 07/15/2023 TIPS(4)		4,378,027	4,312,357
0.38% due 07/15/2025 TIPS(4)		1,422,061	1,387,028
0.63% due 01/15/2024 TIPS(4)		5,107,050	5,096,147
1.25% due 01/31/2020		11,580,000	11,497,979
1.63% due 06/30/2019		2,070,000	2,095,660
1.63% due 07/31/2019		2,000,000	2,023,542
1.63% due 06/30/2020		4,600,000	4,626,951
1.75% due 10/31/2020		7,500,000	7,567,380
1.75% due 09/30/2022		10,200,000	10,109,159
1.88% due 05/31/2022		3,400,000	3,403,631
1.88% due 10/31/2022		6,700,000	6,692,670
2.00% due 09/30/2020		5,500,000	5,620,742
2.13% due 08/31/2020(6)		5,700,000	5,856,898
2.13% due 06/30/2021		1,530,000	1,565,860

Total U.S. Government Treasuries (cost $80,512,924)			80,835,005

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.7%
France — 0.1%
Electricite de France SA VRS 4.13% due 01/22/2022(7)	EUR	100,000	111,098
Electricite de France SA VRS 5.00% due 01/22/2026(7)	EUR	300,000	339,752

			450,850

Italy — 0.2%
Enel SpA VRS 6.63% due 09/15/2076	GBP	100,000	160,172
Enel SpA VRS 7.75% due 09/10/2075	GBP	450,000	751,692

			911,864

Japan — 0.2%
Meiji Yasuda Life Insurance Co. VRS 5.20% due 10/20/2045*		950,000	978,500

United States — 0.2%
Prudential Financial, Inc. FRS 5.38% due 05/15/2045		800,000	804,000

Total Preferred Securities/Capital Securities (cost $3,165,887)			3,145,214

Total Long-Term Investment Securities (cost $474,163,437)			462,159,723

SHORT-TERM INVESTMENT SECURITIES — 2.0%
Registered Investment Companies — 2.0%
SSgA U.S. Government Money Market Fund 0.00%(8) (cost $9,778,615)		9,778,615	9,778,615

TOTAL INVESTMENTS — (cost $483,942,052)(9)		97.6%	471,938,338
Other assets less liabilities		2.4	11,842,372

NET ASSETS —		100.0%	$483,780,710

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $79,206,152 representing 16.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

(1)	Collateralized Loan Obligation

(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $11,023,037 representing 2.3% of net assets.

(3)	Collateralized Mortgage Obligation

(4)	Principal amount of security is adjusted for inflation.

(5)	Commercial Mortgage Backed Security

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(7)	Perpetual maturity - maturity date reflects the next call date.

(8)	The rate shown is the 7-day yield as of October 31, 2015.

(9)	See Note 4 for cost of investments on a tax basis.

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro Dollar

GBP	British Pound

JPY	Japanese Yen

MXN	Mexican Peso

SEK	Swedish Krona

REMIC — Real Estate Mortgage Investment Conduit

TIPS — Treasury Inflation Protected Securities

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
40	Long	Australian 10 Year Bonds	December 2015	$3,651,616	$3,689,912	$38,296
31	Long	Euro-BOBL	December 2015	4,383,525	4,411,819	28,294
36	Long	Euro-BTP	December 2015	5,293,035	5,500,275	207,240
5	Long	Euro-Bund	December 2015	858,717	864,380	5,663
19	Long	Euro-Oat	December 2015	3,115,057	3,201,907	86,850
7	Long	Japanese 10 Year Bonds	December 2015	8,579,017	8,617,883	38,866
39	Long	Life Long Gilt	December 2015	7,098,895	7,079,409	(19,486)
203	Short	U.S. Treasury 10 Year Notes	December 2015	26,042,367	25,920,563	121,804
160	Long	U.S. Treasury 2 Year Notes	December 2015	35,004,595	34,985,000	(19,595)
112	Short	U.S. Treasury 5 Year Notes	December 2015	13,414,028	13,414,625	(597)
70	Short	U.S. Treasury Long Bonds	December 2015	11,027,202	10,950,625	76,577
183	Long	U.S. Treasury Ultra Long Bonds	December 2015	29,267,617	29,234,250	(33,367)

						$530,545

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America N.A.	AUD	2,466,000	USD	1,743,448	12/16/2015	$—	$(11,226)
	BRL	8,135,000	USD	2,041,047	12/02/2015	—	(48,140)
	EUR	6,794,650	USD	7,606,329	11/06/2015	134,329	—
	EUR	2,079,009	CAD	3,106,019	12/16/2015	87,014	—
	EUR	1,526,000	GBP	1,135,301	12/16/2015	70,622	—
	EUR	1,934,000	PLN	8,230,134	12/16/2015	—	(1,091)
	MXN	7,223,370	USD	434,000	12/16/2015	—	(1,965)
	TWD	14,692,246	USD	453,955	12/18/2015	1,575	—
	USD	2,060,433	BRL	8,135,000	11/04/2015	48,966	—
	USD	432,732	AUD	596,000	12/16/2015	—	(8,650)
	USD	1,308,213	EUR	1,150,000	12/16/2015	—	(42,751)
	USD	868,000	JPY	104,758,225	12/16/2015	708	—
	USD	1,692,261	MXN	28,576,365	12/16/2015	32,460	—
	USD	391,211	PLN	1,478,269	12/16/2015	—	(9,151)

						375,674	(122,974)

Barclays Bank PLC	AUD	597,000	USD	435,664	12/16/2015	10,870	—
	BRL	2,825,601	USD	736,912	11/04/2015	4,236	—
	CNH	9,746,312	USD	1,463,410	09/01/2016	—	(46,210)
	EUR	392,000	USD	431,208	12/16/2015	—	(150)
	NZD	1,028,148	USD	698,249	12/16/2015	4,239	—
	TRY	1,335,361	USD	438,000	12/16/2015	—	(14,210)
	TWD	27,914,557	USD	866,000	11/16/2015	6,366	—
	TWD	14,209,732	USD	438,126	12/18/2015	602	—
	USD	297,000	BRL	1,154,412	11/04/2015	2,338	—
	USD	3,284,698	GBP	2,166,000	11/25/2015	53,958	—
	USD	434,000	INR	28,253,400	11/27/2015	—	(3,602)
	USD	2,568,183	AUD	3,570,398	12/16/2015	—	(27,678)
	USD	192,297	CAD	252,149	12/16/2015	488	—
	USD	872,000	CNH	5,590,043	12/16/2015	8,036	—
	USD	207,855	GBP	134,819	12/16/2015	—	(59)
	USD	1,300,882	NZD	1,931,000	12/16/2015	2,563	—
	USD	1,332,554	ZAR	18,405,446	12/17/2015	—	(12,906)
	ZAR	23,770,819	USD	1,733,000	12/17/2015	28,661	—

						122,357	(104,815)

BNP Paribas SA	CNH	5,539,272	USD	868,000	12/16/2015	—	(4,043)
	EUR	391,000	HUF	121,253,597	12/16/2015	—	(1,444)
	EUR	393,000	PLN	1,688,658	12/16/2015	3,977	—
	EUR	1,539,000	USD	1,738,128	12/16/2015	44,611	—
	GBP	566,031	EUR	769,000	12/16/2015	—	(26,212)
	GBP	310,618	USD	479,861	12/16/2015	1,107	—
	KRW	499,597,500	USD	435,000	11/16/2015	—	(2,384)
	PLN	1,663,325	EUR	392,000	12/16/2015	1,470	—
	TWD	25,899,133	USD	782,688	11/30/2015	—	(14,732)
	USD	726,231	RUB	45,374,165	11/16/2015	—	(18,316)
	USD	2,929,539	EUR	2,588,975	12/16/2015	—	(80,627)
	USD	274,836	GBP	175,798	12/16/2015	—	(3,879)
	USD	434,000	ILS	1,668,199	12/16/2015	—	(2,711)
	USD	392,896	PLN	1,482,035	12/16/2015	—	(9,863)

						51,165	(164,211)

Citibank N.A. London	CAD	252,075	USD	190,697	12/16/2015	—	(2,031)
	CNH	8,802,623	USD	1,361,097	12/16/2015	—	(24,693)
	CNH	2,889,987	USD	441,941	09/01/2016	—	(5,693)
	EUR	1,953,224	USD	2,163,149	12/16/2015	13,819	—
	GBP	286,152	EUR	387,000	12/16/2015	—	(15,189)
	GBP	284,320	USD	436,785	12/16/2015	—	(1,437)
	JPY	252,670,151	USD	2,114,941	12/16/2015	19,673	—
	KRW	824,704,762	USD	694,371	12/04/2015	—	(27,291)
	NZD	590,416	USD	397,837	12/16/2015	—	(700)
	SGD	1,399,618	USD	985,890	12/16/2015	—	(11,729)
	USD	637,538	CLP	432,735,049	11/09/2015	—	(12,155)
	USD	172,317	COP	505,249,855	11/09/2015	1,981	—
	USD	866,000	RUB	53,401,890	11/13/2015	—	(32,064)
	USD	727,483	SEK	6,089,000	11/24/2015	—	(14,461)
	USD	902,036	CAD	1,164,916	12/16/2015	—	(11,380)
	USD	442,435	EUR	393,000	12/16/2015	—	(9,978)
	USD	831,929	GBP	538,861	12/16/2015	—	(1,385)
	USD	587,250	HUF	164,515,134	12/16/2015	—	(5,442)

	USD	626,000	ILS	2,411,352	12/16/2015	—	(2,580)
	USD	1,074,237	JPY	129,181,743	12/16/2015	—	(2,997)
	USD	431,000	SGD	619,519	12/16/2015	10,580	—
	ZAR	6,198,148	USD	440,000	12/17/2015	—	(4,400)

						46,053	(185,605)

Credit Suisse International	CAD	2,692,580	USD	2,033,256	12/16/2015	—	(25,401)
	CLP	298,562,160	USD	433,000	11/30/2015	2,403	—
	COP	1,357,314,020	USD	467,556	11/05/2015	—	(911)
	EUR	784,000	GBP	580,850	12/16/2015	32,546	—
	EUR	2,315,782	USD	2,596,080	12/16/2015	47,791	—
	USD	433,000	RUB	28,630,133	11/06/2015	15,067	—
	USD	432,000	RUB	27,441,979	11/09/2015	—	(2,928)
	USD	114,191	COP	329,921,779	11/13/2015	—	(433)
	USD	433,000	RUB	26,759,400	11/13/2015	—	(15,119)
	USD	878,058	RUB	55,264,033	11/23/2015	—	(17,709)
	USD	466,191	COP	1,357,314,020	11/30/2015	872	—
	USD	434,000	RUB	28,428,345	11/30/2015	7,617	—
	USD	430,500	RUB	27,909,616	12/02/2015	2,791	—
	USD	485,680	COP	1,421,464,732	12/03/2015	3,283	—

						112,370	(62,501)

Deutsche Bank AG	BRL	8,135,000	USD	2,011,199	11/04/2015	—	(98,199)
	CNH	11,977,026	USD	1,803,945	09/01/2016	—	(51,194)
	EUR	778,000	USD	861,500	12/16/2015	5,387	—
	GBP	564,228	EUR	766,000	12/16/2015	—	(26,734)
	ILS	4,854,673	USD	1,253,757	12/16/2015	—	(1,348)
	INR	29,376,779	USD	442,000	11/03/2015	—	(7,564)
	KRW	491,871,031	USD	437,000	11/19/2015	6,414	—
	SGD	1,246,237	USD	879,000	12/16/2015	—	(9,291)
	TWD	28,765,427	USD	868,128	11/30/2015	—	(17,542)
	USD	524,296	TWD	17,005,555	11/30/2015	—	(705)
	USD	2,519,591	AUD	3,466,000	12/07/2015	—	(52,307)
	USD	429,133	AUD	605,000	12/16/2015	1,353	—
	USD	1,306,629	CNH	8,374,316	12/16/2015	11,733	—
	USD	601,916	HUF	169,643,949	12/16/2015	—	(1,970)
	USD	1,049,969	ILS	4,078,999	12/16/2015	4,597	—
	USD	1,702,438	MXN	28,750,780	12/16/2015	32,809	—

						62,293	(266,854)

HSBC Bank PLC	AUD	595,000	USD	435,143	12/16/2015	11,773	—
	BRL	1,670,078	USD	431,000	11/04/2015	—	(2,050)
	CNH	11,083,700	USD	1,736,000	12/16/2015	—	(8,898)
	CNH	8,707,903	USD	1,320,000	09/01/2016	—	(28,779)
	EUR	391,000	GBP	282,312	12/16/2015	4,869	—
	ILS	4,930,868	USD	1,265,591	12/16/2015	—	(9,213)
	KRW	490,755,370	USD	437,000	11/23/2015	7,436	—
	NZD	648,000	USD	432,651	12/16/2015	—	(4,755)
	SEK	5,369,592	EUR	579,972	12/16/2015	9,060	—
	SGD	1,208,054	USD	869,000	12/16/2015	7,924	—
	TRY	1,387,787	USD	442,000	12/16/2015	—	(27,964)
	TWD	14,199,511	USD	431,000	11/06/2015	—	(6,362)
	USD	871,000	BRL	3,412,413	11/04/2015	13,836	—
	USD	1,123,076	CLP	780,908,439	11/23/2015	3,945	—
	USD	364,500	CLP	248,297,197	12/03/2015	—	(6,501)
	USD	869,000	CNH	5,573,223	12/16/2015	8,388	—
	USD	429,976	NZD	651,000	12/16/2015	9,456	—
	USD	1,743,571	TRY	5,263,468	12/16/2015	38,864	—
	USD	444,000	ZAR	6,189,378	12/17/2015	—	(229)

						115,551	(94,751)

JPMorgan Chase Bank N.A. London	BRL	4,258,280	USD	1,062,000	11/04/2015	—	(42,168)
	CAD	1,117,000	USD	842,653	11/12/2015	—	(11,523)
	CAD	2,591,350	USD	1,959,670	12/16/2015	—	(21,590)
	CNH	5,785,803	USD	880,000	09/01/2016	—	(16,171)
	EUR	1,119,880	SEK	10,532,830	12/16/2015	1,790	—
	EUR	1,979,000	USD	2,176,850	12/16/2015	—	(844)
	IDR	5,867,063,400	USD	433,000	11/13/2015	5,690	—
	IDR	5,890,445,400	USD	433,000	11/16/2015	4,524	—
	IDR	6,069,490,000	USD	434,000	11/23/2015	—	(6,213)
	IDR	3,373,590,026	USD	245,540	11/27/2015	1,263	—
	JPY	102,601,120	USD	863,000	12/16/2015	12,180	—
	KRW	1,048,150,383	USD	878,127	11/02/2015	—	(41,262)
	MXN	14,477,818	USD	864,000	12/16/2015	—	(9,806)
	NZD	40,715	USD	27,898	12/16/2015	415	—
	RUB	27,040,694	USD	432,000	11/09/2015	9,202	—

	TRY	1,377,210	USD	442,000	12/16/2015	—	(24,382)
	TWD	14,095,273	USD	431,000	11/09/2015	—	(3,114)
	TWD	26,526,702	USD	803,596	12/04/2015	—	(13,117)
	USD	446,573	INR	29,540,791	11/03/2015	5,501	—
	USD	434,000	BRL	1,722,646	11/04/2015	12,681	—
	USD	740,635	EUR	658,000	11/06/2015	—	(17,040)
	USD	437,000	INR	28,436,246	11/19/2015	—	(3,242)
	USD	39,690,964	JPY	4,773,156,000	12/10/2015	—	(117,340)
	USD	1,319,000	CAD	1,721,221	12/16/2015	—	(3,012)
	USD	1,751,000	CNH	11,287,540	12/16/2015	25,989	—
	USD	880,630	EUR	774,000	12/16/2015	—	(28,919)
	USD	588,435	HUF	165,491,535	12/16/2015	—	(3,174)
	USD	1,752,000	JPY	211,005,236	12/16/2015	—	(2,239)
	USD	870,000	MXN	14,607,664	12/16/2015	11,642	—
	USD	1,296,561	NZD	1,911,004	12/16/2015	—	(6,613)
	USD	190,952	SEK	1,624,618	12/16/2015	—	(599)
	USD	884,000	SGD	1,264,481	12/16/2015	17,295	—
	USD	445,912	RUB	29,094,637	12/18/2015	3,722	—

						111,894	(372,368)

Morgan Stanley & Co. International PLC	BRL	7,965,464	USD	2,001,319	11/04/2015	—	(64,119)
	EUR	2,544,000	USD	2,801,036	11/06/2015	3,427	—
	EUR	382,000	HUF	118,871,142	12/16/2015	35	—
	EUR	4,677,082	USD	5,230,341	12/16/2015	83,673	—
	JPY	207,556,194	USD	1,727,000	12/16/2015	5,840	—
	KRW	522,968,064	USD	463,238	12/04/2015	5,612	—
	MXN	21,594,864	USD	1,308,000	12/16/2015	4,647	—
	RUB	27,018,701	USD	437,000	11/13/2015	15,070	—
	TRY	2,530,273	USD	807,555	12/16/2015	—	(49,303)
	USD	442,000	RUB	29,094,637	11/02/2015	13,761	—
	USD	866,634	BRL	3,395,384	11/04/2015	13,786	—
	USD	431,000	RUB	27,903,871	11/09/2015	5,294	—
	USD	435,000	RUB	27,575,955	11/16/2015	—	(4,768)
	USD	434,000	RUB	27,495,041	11/23/2015	—	(5,958)
	USD	1,303,000	RUB	81,353,692	11/27/2015	—	(38,051)
	USD	890,022	EUR	793,000	12/16/2015	—	(17,404)
	USD	437,012	MXN	7,231,885	12/16/2015	—	(533)

						151,145	(180,136)

Royal Bank of Canada	BRL	1,667,239	USD	432,000	11/04/2015	—	(314)
	CAD	3,493,897	EUR	2,387,486	12/16/2015	—	(44,124)
	EUR	1,520,000	USD	1,745,034	12/16/2015	72,424	—
	JPY	103,520,597	USD	862,000	12/16/2015	3,555	—
	MXN	19,505,078	USD	1,174,092	12/14/2015	—	(3,291)
	MXN	7,664,029	USD	441,000	12/16/2015	—	(21,561)
	USD	442,000	BRL	1,787,872	11/04/2015	21,594	—
	USD	435,632	AUD	599,000	12/16/2015	—	(9,416)
	USD	2,195,000	CAD	2,879,139	12/16/2015	6,293	—
	USD	2,184,593	EUR	1,943,000	12/16/2015	—	(46,513)
	USD	2,550,191	MXN	42,959,897	12/16/2015	42,644	—

						146,510	(125,219)

Royal Bank of Scotland PLC	COP	499,436,584	USD	173,000	11/09/2015	708	—
	COP	1,284,975,563	USD	433,000	11/30/2015	—	(9,170)
	EUR	787,000	GBP	579,012	12/16/2015	26,412	—
	GBP	291,700	EUR	398,000	12/16/2015	—	(11,636)
	ILS	5,029,114	USD	1,282,218	12/16/2015	—	(17,987)
	MXN	7,227,706	USD	434,000	12/16/2015	—	(2,227)
	TRY	4,075,567	USD	1,316,000	12/16/2015	—	(64,161)
	USD	442,000	COP	1,357,314,020	11/05/2015	26,466	—
	USD	3,923,308	EUR	3,498,000	11/06/2015	—	(76,596)
	USD	172,000	CLP	117,053,996	11/09/2015	—	(2,835)
	USD	640,144	CLP	436,078,965	11/13/2015	—	(10,174)
	USD	180,770	COP	531,958,597	11/17/2015	2,564	—
	USD	587,292	HUF	164,576,830	12/16/2015	—	(5,266)
	USD	1,740,000	ILS	6,657,219	12/16/2015	—	(18,873)
	USD	2,628,000	MXN	43,988,289	12/16/2015	26,904	—
	USD	1,737,000	TRY	5,245,431	12/16/2015	39,326	—

						122,380	(218,925)

Standard Chartered Bank	AUD	591,000	USD	431,105	12/16/2015	10,581	—
	CNH	8,525,811	USD	1,328,000	12/16/2015	—	(14,212)
	CNH	14,114,330	USD	2,169,000	09/01/2016	—	(17,188)
	EUR	653,000	USD	740,364	11/06/2015	22,267	—
	IDR	2,268,720,000	USD	165,600	11/30/2015	1,530	—
	INR	15,135,912	USD	231,080	11/30/2015	621	—

	KRW	503,728,664	USD	431,000	11/09/2015	—	(10,181)
	KRW	991,184,630	USD	866,000	11/16/2015	—	(1,755)
	KRW	493,467,392	USD	437,000	11/23/2015	5,062	—
	SGD	1,409,641	USD	984,936	12/16/2015	—	(19,826)
	TWD	14,014,598	USD	432,000	11/13/2015	401	—
	USD	3,587,824	EUR	3,168,000	11/06/2015	—	(104,009)
	USD	174,000	CLP	120,983,940	11/23/2015	606	—
	USD	726,305	COP	2,164,025,600	11/25/2015	18,796	—
	USD	434,000	INR	28,214,340	11/27/2015	—	(4,197)
	USD	440,276	AUD	624,000	12/16/2015	3,729	—
	USD	1,755,000	CNH	11,316,186	12/16/2015	26,498	—
	USD	874,806	NZD	1,366,000	12/16/2015	47,259	—
	USD	1,313,000	ZAR	17,642,984	12/17/2015	—	(48,020)

						137,350	(219,388)

State Street Bank London	AUD	1,508,881	USD	1,072,076	12/16/2015	—	(1,563)
	EUR	1,367,067	CAD	2,026,581	12/16/2015	45,134	—
	EUR	1,067,049	SEK	10,003,711	12/16/2015	—	(2,070)
	EUR	1,162,000	USD	1,302,997	12/16/2015	24,330	—
	JPY	313,554,882	USD	2,630,000	12/16/2015	29,845	—
	MXN	15,320,116	USD	920,000	12/16/2015	—	(4,642)
	USD	1,735,476	AUD	2,410,000	12/16/2015	—	(20,649)
	USD	431,000	CAD	564,754	12/16/2015	792	—
	USD	1,659,199	EUR	1,472,447	12/16/2015	—	(38,916)
	USD	1,305,000	JPY	156,671,820	12/16/2015	—	(5,799)
	USD	1,230,343	NOK	10,070,336	12/16/2015	—	(45,969)

						100,101	(119,608)

UBS AG London	AUD	1,205,000	USD	865,948	12/16/2015	8,534	—
	CAD	1,485,871	USD	1,120,232	12/16/2015	—	(15,815)
	CNH	9,111,195	USD	1,396,031	12/16/2015	—	(38,338)
	EUR	1,142,231	PLN	4,847,716	12/16/2015	—	(4,016)
	EUR	1,166,000	USD	1,308,907	12/16/2015	25,839	—
	GBP	1,424,166	EUR	1,946,000	12/16/2015	—	(53,678)
	HUF	243,021,645	EUR	777,000	12/16/2015	—	(4,434)
	KRW	512,409,141	USD	453,660	11/19/2015	5,095	—
	KRW	1,048,150,383	USD	925,928	12/14/2015	9,014	—
	SEK	13,509,130	USD	1,631,502	12/16/2015	48,669	—
	TWD	14,103,440	USD	435,000	11/16/2015	682	—
	USD	927,156	KRW	1,048,150,383	11/02/2015	—	(7,767)
	USD	1,769,249	BRL	7,259,125	11/04/2015	113,037	—
	USD	866,436	AUD	1,202,000	12/16/2015	—	(11,157)
	USD	1,319,726	EUR	1,168,000	12/16/2015	—	(34,457)
	USD	863,000	JPY	103,245,005	12/16/2015	—	(6,841)
	USD	1,744,283	MXN	29,404,253	12/16/2015	30,404	—
	USD	242,907	NOK	2,064,378	12/16/2015	—	(116)
	USD	382,920	SEK	3,232,249	12/16/2015	—	(4,205)

						241,274	(180,824)

Westpac Banking Corp.	AUD	594,000	USD	435,081	12/16/2015	12,422	—
	CNH	14,051,349	USD	2,156,272	12/16/2015	—	(55,821)
	CNH	5,777,090	USD	880,000	09/01/2016	—	(14,822)
	EUR	398,000	GBP	293,095	12/16/2015	13,786	—
	EUR	7,125,198	USD	8,006,899	12/16/2015	166,322	—
	KRW	904,770,159	USD	759,335	11/09/2015	—	(33,091)
	KRW	494,228,350	USD	434,000	11/23/2015	1,396	—
	NZD	5,127,375	USD	3,277,096	12/16/2015	—	(183,935)
	USD	2,777,311	EUR	2,446,000	11/06/2015	—	(87,472)
	USD	1,303,348	AUD	1,825,000	12/16/2015	—	(4,775)
	USD	440,000	CAD	578,715	12/16/2015	2,466	—
	USD	867,401	JPY	104,423,170	12/16/2015	—	(1,471)
	USD	1,293,267	NZD	1,999,000	12/16/2015	56,079	—

						252,471	(381,387)

Net Unrealized Appreciation/(Depreciation)						$2,148,588	$(2,799,566)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

CNH — Yuan Renminbi Offshore

COP — Colombian Peso

EUR — Euro Dollar

GBP — Pound Sterling

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — New Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Over the Counter Interest Rate Swap Contracts@

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
BNP Paribas SA	BRL	27,060	1/2/2017	1 month LIBOR	12.110%	$—	$251,161
Citibank, N.A.	KRW	1,795,920	10/14/2017	2.240%	3 month KWCDC	—	20,431
	MYR	4,810	11/21/2018	3 month KLIBOR	3.960%	—	1,044
JPMorgan Chase Bank, N.A.	MYR	3,160	12/11/2018	3 month KLIBOR	3.972%	—	555
Morgan Stanley & Co. International PLC	KRW	1,647,210	10/14/2017	2.245%	3 month KWCDC	—	18,880
	KRW	1,647,210	10/14/2017	2.250%	3 month KWCDC	—	19,020

							$311,091

				Rates Exchanged
Swap Counterparty		Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
Deutsche Bank AG	MYR	2,320	3/12/2019	3 month KLIBOR	4.027%	$—	$(155)
Citibank, N.A.	KRW	483,870	12/23/2023	3 month KSDA	3.465%	—	(53,828)
	KRW	360,320	1/7/2024	3 month KSDA	3.472%	—	(40,384)

							$(94,367)

Total						$—	$216,724

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation
USD	14,830	12/16/2017	3 month LIBOR	1.500%	$(206,587)	$35,383
GBP	1,580	1/4/2018	3 month LIBOR	0.845%	13	3,476
EUR	1,230	12/16/2020	6 month EURIBOR	0.500%	(14,420)	302
JPY	749,520	12/16/2020	0.250%	6 month JYOR	5,917	12,576
NOK	33,430	12/16/2020	1.500%	6 month NIBOR	19,654	15,820
USD	600	12/16/2020	2.000%	3 month LIBOR	12,777	166
USD	30,400	6/24/2021	2.923%	3 month LIBOR	(10,058)	368,051
USD	40,220	9/2/2022	2.810%	3 month LIBOR	58,490	143,073
EUR	170	12/16/2022	0.500%	6 month EURIBOR	(1,719)	876
JPY	815,030	12/16/2022	0.500%	6 month JYOR	67,532	24,575
EUR	21,240	5/11/2025	1.568%	6 month EURIBOR	(59,021)	191,656
EUR	630	7/10/2025	1.700%	6 month EURIBOR	6,651	475
EUR	6,620	9/16/2025	2.000%	6 month EURIBOR	3,712	162,063
AUD	8,550	12/16/2025	3.000%	6 month BBSW	3,253	43,233
AUD	3,650	12/16/2025	6 month BBSW	3.500%	(1,789)	4,726
EUR	31,070	12/16/2025	0.750%	6 month EURIBOR	(950,560)	369,220
EUR	6,070	12/16/2025	1.500%	6 month EURIBOR	(109,181)	83,155
GBP	730	12/16/2025	2.000%	6 month LIBOR	2,414	2,799
GBP	20	12/16/2025	6 month LIBOR	2.750%	(534)	70
JPY	1,317,850	12/16/2025	0.500%	6 month JYOR	(60,529)	60,008
EUR	2,100	12/16/2030	1.000%	6 month EURIBOR	(125,391)	29,610
EUR	8,000	5/11/2035	6 month EURIBOR	1.695%	169,339	10,213
EUR	7,050	12/17/2035	2.250%	6 month EURIBOR	101,485	13,387
JPY	229,930	12/17/2035	6 month JYOR	2.000%	(38,201)	2,571
EUR	800	12/16/2045	1.250%	6 month EURIBOR	(90,803)	33,423
GBP	4,910	12/16/2045	6 month LIBOR	2.250%	(189,287)	7,554
USD	420	12/16/2045	2.750%	3 month LIBOR	2,544	15,566

						$1,634,027

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Payments Received by the Portfolio	Payments Made by the Portfolio	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
CAD	19,410	12/16/2017	0.750%	3 month CDOR	$(22,983)	$(11,831)
CAD	15,600	12/16/2020	1.250%	3 month CDOR	20,410	(14,472)
GBP	1,480	12/16/2020	6 month LIBOR	1.750%	(5,725)	(18,898)
SEK	74,370	12/16/2020	3 month STIBOR	0.500%	25,349	(35,981)
GBP	4,990	9/16/2025	6 month LIBOR	2.750%	1,980	(123,976)
CAD	1,320	12/16/2025	3 month CDOR	2.000%	(1,287)	(2,354)
CAD	1,180	12/16/2025	3 month CDOR	2.500%	21,130	(10,978)
JPY	863,620	12/16/2025	6 month JYOR	1.000%	(36,829)	(27,501)
NZD	1,690	12/16/2025	3 month NDBB	3.750%	(7,609)	(13,105)
SEK	54,360	12/16/2025	3 month STIBOR	1.500%	(51,756)	(29,296)
USD	3,550	12/16/2025	3 month LIBOR	3.000%	(34,505)	(11,481)
USD	22,210	12/16/2025	3 month LIBOR	2.500%	(356,582)	(463,205)
USD	7,800	6/24/2029	3 month LIBOR	3.218%	26,206	(368,612)
USD	9,430	9/2/2030	3 month LIBOR	3.005%	(12,915)	(148,476)
EUR	20	12/16/2030	6 month EURIBOR	1.000%	1,319	(407)
USD	1,920	12/16/2035	3 month LIBOR	2.500%	46,371	(56,767)
USD	1,930	12/17/2035	3 month LIBOR	3.000%	(8,258)	(505)
JPY	78,280	12/16/2045	6 month JYOR	1.500%	(15,685)	(12,986)
EUR	3,190	12/19/2045	1.750%	6 month EURIBOR	34,543	(10,718)
GBP	320	12/19/2045	6 month LIBOR	2.500%	(11,386)	(1,557)

						$(1,363,106)

Total					$(1,792,511)	$270,921

@	Illiquid security. At October 31, 2015, the aggregate value of these securities was $487,645 representing 0.1% of net assets.

BBSW—Bank Bill Swap Reference Rate

CDOR—Canadian Dollar Offered Rate

EURIBOR—Euro Interbank Offered Rate

JYOR—Japanese Yen Offered Rate

KLIBOR—Kuala Lumpur Interbank Offered Rate

KSDA—Korea Securities Dealers Association Benchmark Yields

KWCDC—South Korean Won 3 Month Certificate of Deposit Rates

LIBOR—London Interbank Offered Rate

NDBB—New Zealand Dollar Bank Bill

NIBOR—Norwegian Interbank Offered Rate

STIBOR—Stockholm Interbank Offered Rate

Over the Counter Credit Default Swaps on Credit Indicies — Sell Protection@ (1)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2015 (2)	Notional Amount (3)	Value at October 31, 2015 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	6/20/2016	Bank of America, N.A.	0.1479%	$2,100,000	$11,592	$381	$11,211
CDX North American Investment Grade Index	1.000%	6/20/2016	Morgan Stanley & Co. International PLC	0.1479%	1,100,000	6,072	191	5,881

Total						$17,664	$572	$17,092

@	Illiquid security. At October 31, 2015, the aggregate value of these securities was $17,092 representing 0.0% of net assets.

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	41.5%
United States Treasury Notes	14.8
Diversified Financial Services	12.1
Banks-Special Purpose	4.4
Federal Home Loan Mtg. Corp.	3.0
Banks-Commercial	2.2
Sovereign Agency	2.2
Federal National Mtg. Assoc.	2.1
Registered Investment Companies	2.0
United States Treasury Bonds	1.9
Tobacco	1.2
Telephone-Integrated	1.0
Diversified Banking Institutions	0.8
Real Estate Investment Trusts	0.7
Foreign Government Obligations	0.7
Electric-Integrated	0.6
Oil Companies-Integrated	0.6
Multimedia	0.5
Federal Home Loan Bank	0.5
Finance-Consumer Loans	0.4
SupraNational Banks	0.4
Insurance-Life/Health	0.4
Medical-Drugs	0.3
Retail-Drug Store	0.3
Computers	0.3
Food-Misc./Diversified	0.2
Federal Farm Credit Bank	0.2
Winding-Up Agency	0.2
Auto-Cars/Light Trucks	0.2
Applications Software	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Medical-Generic Drugs	0.2
Cellular Telecom	0.2
Finance-Credit Card	0.1
Medical-Hospitals	0.1
Satellite Telecom	0.1
Chemicals-Specialty	0.1
Engineering/R&D Services	0.1
Electric-Generation	0.1
Beverages-Wine/Spirits	0.1
Banks-Money Center	0.1
Collateralized Mortgage Obligation - Mezzanine	0.1

97.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$58,767,419	$—	$58,767,419
Corporate Bonds & Notes	—	82,022,853	—	82,022,853
Foreign Government Obligations	—	208,960,043	—	208,960,043
U.S. Government Agencies	—	28,429,189	—	28,429,189
U.S. Government Treasuries	—	80,835,005	—	80,835,005
Preferred Securities/Capital Securities	—	3,145,214	—	3,145,214
Short-Term Investment Securities	9,778,615	—	—	9,778,615

Total Investments at Value	$9,778,615	$462,159,723	$—	$471,938,338

Other Financial Instruments:+
Futures Contracts	603,590	—	—	603,590
Forward Foreign Currency Contracts	—	2,148,588	—	2,148,588
Over the Counter Interest Rate Swap Contracts	—	311,091	—	311,091
Centrally Cleared Interest Rate Swap Contracts	—	1,634,027	—	1,634,027
Over the Counter Credit Default Swaps on Credit Indices - Sell Protection	—	17,092	—	17,092

Total Other Financial Instruments	$603,590	$4,110,798	$—	$4,714,388

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	73,045	—	—	73,045
Forward Foreign Currency Contracts	—	2,799,566	—	2,799,566
Over the Counter Interest Rate Swap Contracts	—	94,367	—	94,367
Centrally Cleared Interest Rate Swap Contracts	—	1,363,106	—	1,363,106

Total Other Financial Instruments	$73,045	$4,257,039	$—	$4,330,084

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 76.2%
Aerospace/Defense-Equipment — 1.3%
Moog, Inc. Company Guar. Notes 5.25% due 12/01/2022*	$2,389,000	$2,436,780
Orbital ATK, Inc. Company Guar. Notes 5.25% due 10/01/2021	2,504,000	2,560,340
Orbital ATK, Inc. Company Guar. Notes 5.50% due 10/01/2023*	1,791,000	1,871,595

		6,868,715

Airlines — 1.1%
Allegiant Travel Co. Company Guar. Notes 5.50% due 07/15/2019	2,600,000	2,654,600
Atlas Air, Inc. Pass-Through Certs. Series 1999-1, Class B 7.63% due 07/02/2016(1)	80,977	81,787
Atlas Air, Inc. Pass-Through Certs. Series 2000-1, Class B 9.06% due 07/02/2017	158,540	167,656
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-2, Class B 4.63% due 03/03/2024	1,900,000	1,895,250
United Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class B 5.38% due 02/15/2023	1,238,018	1,279,801

		6,079,094

Alternative Waste Technology — 0.5%
ADS Waste Holdings, Inc. Company Guar. Notes 8.25% due 10/01/2020	2,451,000	2,570,486

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*	2,170,000	2,294,775

Auto/Truck Parts & Equipment-Original — 0.9%
Affinia Group, Inc. Company Guar. Notes 7.75% due 05/01/2021	1,940,000	2,012,750
Omega US Sub LLC Senior Notes 8.75% due 07/15/2023*	2,898,000	2,727,743

		4,740,493

Batteries/Battery Systems — 0.6%
EnerSys Company Guar. Notes 5.00% due 04/30/2023*	3,037,000	3,082,555

Broadcast Services/Program — 0.6%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	3,079,000	3,171,370

Building & Construction Products-Misc. — 0.2%
Building Materials Corp. of America Senior Notes 6.00% due 10/15/2025*	970,000	1,030,625

Building & Construction-Misc. — 0.6%
Weekley Homes LLC/Weekley Finance Corp. Senior Notes 6.00% due 02/01/2023	3,117,000	2,992,320

Building Products-Cement — 0.7%
Cemex Finance LLC Senior Sec. Notes 6.00% due 04/01/2024*	3,825,000	3,652,875

Building-Residential/Commercial — 0.4%
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022	1,975,000	2,162,625

Cable/Satellite TV — 1.4%
Altice US Finance I Corp Senior Sec. Notes 5.38% due 07/15/2023*	1,751,000	1,772,012
Cable One, Inc. Company Guar. Notes 5.75% due 06/15/2022*	3,430,000	3,515,750
DISH DBS Corp. Company Guar. Notes 5.00% due 03/15/2023	1,599,000	1,479,075
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	1,071,000	1,024,411

		7,791,248

Casino Hotels — 3.0%
Caesars Entertainment Resort Properties LLC Senior Sec. Notes 8.00% due 10/01/2020	4,321,000	4,288,592
Caesars Entertainment Resort Properties LLC Sec. Notes 11.00% due 10/01/2021	2,076,000	1,982,580
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. Sec. Notes 9.38% due 05/01/2022	3,198,000	2,646,345
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*	2,196,000	2,272,860
Golden Nugget Escrow, Inc. Senior Notes 8.50% due 12/01/2021*	2,351,000	2,433,285
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC Company Guar. Notes 5.88% due 05/15/2021*	2,750,000	2,743,125

		16,366,787

Cellular Telecom — 3.4%
Sprint Corp. Company Guar. Notes 7.13% due 06/15/2024	4,633,000	4,068,353
Sprint Corp. Company Guar. Notes 7.25% due 09/15/2021	2,667,000	2,450,306
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	9,178,000	8,145,475
T-Mobile USA, Inc. Company Guar. Notes 6.50% due 01/15/2024	3,600,000	3,654,000

		18,318,134

Chemicals-Diversified — 0.4%
Eco Services Operations LLC/Eco Finance Corp. Senior Notes 8.50% due 11/01/2022*	2,403,000	2,138,670
Chemicals-Specialty — 0.9%
Chemtura Corp. Company Guar. Notes 5.75% due 07/15/2021	2,420,000	2,456,300
Tronox Finance LLC Company Guar. Notes 7.50% due 03/15/2022*	3,570,000	2,525,775

		4,982,075

Coal — 0.3%
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. Company Guar. Notes 7.38% due 02/01/2020*	2,095,000	1,738,850

Commercial Services-Finance — 1.3%
Global Cash Access, Inc. Senior Notes 10.00% due 01/15/2022*	2,740,000	2,493,400
Harland Clarke Holdings Corp. Senior Sec. Notes 6.88% due 03/01/2020*	1,330,000	1,200,325
Harland Clarke Holdings Corp. Senior Notes 9.25% due 03/01/2021*	4,179,000	3,552,150
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*	1,000	1,022

		7,246,897

Computer Services — 0.1%
Leidos, Inc. Company Guar. Notes 7.13% due 07/01/2032	322,000	334,260

Computers — 0.4%
Dell, Inc. Senior Notes 4.63% due 04/01/2021	1,288,000	1,246,140
Dell, Inc. Senior Notes 7.10% due 04/15/2028	830,000	771,900

		2,018,040

Containers-Metal/Glass — 0.7%
Crown Cork & Seal Co., Inc. Company Guar. Notes 7.38% due 12/15/2026	3,691,000	4,027,804

Containers-Paper/Plastic — 0.7%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*	2,270,000	1,946,525
Graphic Packaging International, Inc. Company Guar. Notes 4.88% due 11/15/2022	1,220,000	1,247,450
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	532,000	546,630

		3,740,605

Cosmetics & Toiletries — 0.1%
First Quality Finance Co., Inc. Senior Notes 4.63% due 05/15/2021*	631,000	585,253

Data Processing/Management — 0.3%
First Data Corp. Senior Sec. Notes 5.38% due 08/15/2023*	625,000	635,938
First Data Corp. Company Guar. Notes 7.00% due 12/01/2023*	773,000	786,527

		1,422,465

Dialysis Centers — 0.5%
DaVita HealthCare Partners, Inc. Company Guar. Notes 5.13% due 07/15/2024	2,450,000	2,486,750

Disposable Medical Products — 0.6%
Sterigenics-Nordion Holdings LLC Senior Notes 6.50% due 05/15/2023*	2,979,000	2,997,619

Distribution/Wholesale — 1.0%
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022	3,910,000	3,968,650
LKQ Corp. Company Guar. Notes 4.75% due 05/15/2023	1,581,000	1,553,332

		5,521,982

E-Commerce/Services — 0.7%
Netflix, Inc. Senior Notes 5.88% due 02/15/2025*	3,621,000	3,829,208

Educational Software — 0.1%
Blackboard, Inc. Senior Notes 7.75% due 11/15/2019*	497,000	427,420

Electric-Generation — 0.4%
NRG REMA LLC Pass-Through Certs. 9.24% due 07/02/2017	318,949	326,125
Terraform Global Operating LLC Company Guar. Notes 9.75% due 08/15/2022*	2,123,000	1,900,085

		2,226,210

Electric-Integrated — 2.4%
AES Corp. Senior Notes 4.88% due 05/15/2023	2,650,000	2,457,875
AES Corp. Senior Notes 5.50% due 03/15/2024	3,091,000	2,920,995
Mirant Mid Atlantic LLC Pass-Through Trust Pass-Through Certs. 9.13% due 06/30/2017	194,836	196,784
Mirant Mid Atlantic LLC Pass-Through Trust Pass-Through Certs. 10.06% due 12/30/2028	3,447,054	3,455,671
Talen Energy Supply LLC Senior Notes 6.50% due 06/01/2025*	4,119,000	3,655,613

		12,686,938

Electronic Components-Semiconductors — 0.6%
Micron Technology, Inc. Senior Notes 5.63% due 01/15/2026*	3,300,000	3,102,000

Energy-Alternate Sources — 0.5%
TerraForm Power Operating LLC Company Guar. Notes 5.88% due 02/01/2023*	2,808,000	2,590,380

Enterprise Software/Service — 0.5%
Infor US, Inc. Senior Sec. Notes 5.75% due 08/15/2020*	2,510,000	2,560,200

Finance-Auto Loans — 1.5%
Ally Financial, Inc. Senior Notes 5.13% due 09/30/2024	3,880,000	4,088,356
Credit Acceptance Corp. Company Guar. Notes 7.38% due 03/15/2023*	3,840,000	3,974,400

		8,062,756

Finance-Commercial — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 6.88% due 04/15/2022*	1,980,000	1,861,200
Jefferies Finance LLC/JFIN Co-Issuer Corp. Senior Notes 7.38% due 04/01/2020*	1,677,000	1,643,460

		3,504,660

Finance-Consumer Loans — 1.7%
Enova International, Inc. Company Guar. Notes 9.75% due 06/01/2021	4,534,000	3,842,565
Navient Corp. Senior Notes 5.88% due 10/25/2024	2,825,000	2,521,312
OneMain Financial Holdings, Inc. Company Guar. Notes 6.75% due 12/15/2019*	2,455,000	2,605,369

		8,969,246

Finance-Mortgage Loan/Banker — 0.7%
Quicken Loans, Inc. Company Guar. Notes 5.75% due 05/01/2025*	3,600,000	3,573,000

Firearms & Ammunition — 0.3%
FGI Operating Co. LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020	1,900,000	1,505,750

Food-Dairy Products — 0.6%
Dean Foods Co. Company Guar. Notes 6.50% due 03/15/2023*	3,000,000	3,165,000

Food-Flour & Grain — 0.6%
Post Holdings, Inc. Company Guar. Notes 7.75% due 03/15/2024*	2,853,000	3,038,445

Food-Meat Products — 0.7%
JBS USA LLC/JBS USA Finance, Inc. Senior Notes 5.88% due 07/15/2024*	3,701,000	3,626,980

Food-Misc./Diversified — 0.4%
Darling Ingredients, Inc. Company Guar. Notes 5.38% due 01/15/2022	2,079,000	2,063,408

Food-Retail — 0.7%
SUPERVALU, Inc. Senior Notes 7.75% due 11/15/2022	3,583,000	3,524,597

Food-Wholesale/Distribution — 0.2%
C&S Group Enterprises LLC Senior Sec. Notes 5.38% due 07/15/2022*	1,395,000	1,276,425

Gambling (Non-Hotel) — 0.7%
Scientific Games International, Inc. Senior Sec. Notes 7.00% due 01/01/2022*	1,467,000	1,474,335
Scientific Games International, Inc. Company Guar. Notes 10.00% due 12/01/2022	2,836,000	2,509,860
Waterford Gaming LLC/Waterford Gaming Financial Corp. Senior Notes 8.63% due 09/15/2014†*(1)(2)(3)	569,536	5,581

		3,989,776

Hotels/Motels — 0.6%
Interval Acquisition Corp. Company Guar. Notes 5.63% due 04/15/2023*	3,090,000	3,167,250

Independent Power Producers — 1.7%
Dynegy, Inc. Company Guar. Notes 7.38% due 11/01/2022	2,275,000	2,280,687
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018	2,164,000	1,904,320
NRG Energy, Inc. Company Guar. Notes 6.25% due 07/15/2022	3,289,000	3,025,880
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018	1,635,000	1,712,663

		8,923,550

Insurance Brokers — 0.5%
USI, Inc. Senior Notes 7.75% due 01/15/2021*	2,570,000	2,570,000

Insurance-Life/Health — 0.2%
CNO Financial Group, Inc. Senior Notes 5.25% due 05/30/2025	1,193,000	1,267,563

Internet Connectivity Services — 0.6%
Cogent Communications Group, Inc. Senior Sec. Notes 5.38% due 03/01/2022*	3,329,000	3,279,065

Investment Management/Advisor Services — 1.2%
Drawbridge Special Opportunities Fund LP/Drawbridge Special Opportunities Finance Senior Notes 5.00% due 08/01/2021*	2,646,000	2,593,080
National Financial Partners Corp. Senior Notes 9.00% due 07/15/2021*	3,833,000	3,756,340

		6,349,420

Machinery-Construction & Mining — 0.3%
Oshkosh Corp. Company Guar. Notes 5.38% due 03/01/2022	1,675,000	1,712,688

Marine Services — 0.4%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019	2,396,000	2,324,120

Medical Products — 1.1%
Greatbatch, Ltd. Senior Notes 9.13% due 11/01/2023*	3,425,000	3,489,219
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020	2,578,000	2,458,767

		5,947,986

Medical-Drugs — 0.9%
Endo Finance LLC Company Guar. Notes 5.75% due 01/15/2022*	2,296,000	2,244,340
Quintiles Transnational Corp. Company Guar. Notes 4.88% due 05/15/2023*	2,600,000	2,673,112

		4,917,452

Medical-Hospitals — 2.8%
HCA, Inc. Senior Sec. Notes 4.75% due 05/01/2023	1,370,000	1,404,250
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	572,000	587,015
HCA, Inc. Company Guar. Notes 7.19% due 11/15/2015	675,000	676,350
HCA, Inc. Company Guar. Notes 7.50% due 11/15/2095	4,643,000	4,608,177
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019	2,995,000	3,062,388
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	3,099,000	3,145,485
Tenet Healthcare Corp. Senior Notes 6.88% due 11/15/2031	1,442,000	1,297,800

		14,781,465

Music — 0.6%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*	2,202,000	2,268,060

WMG Acquisition Corp. Company Guar. Notes 6.75% due 04/15/2022*	1,262,000	1,168,145

		3,436,205

Oil & Gas Drilling — 0.2%
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.50% due 08/15/2022	1,000,000	870,000

Oil Companies-Exploration & Production — 4.8%
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp. Company Guar. Notes 7.75% due 01/15/2021	2,096,000	859,360
Carrizo Oil & Gas, Inc. Company Guar. Notes 6.25% due 04/15/2023	1,600,000	1,522,000
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021	1,105,000	375,700
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022	3,080,000	2,371,600
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019	2,160,000	1,501,200
Halcon Resources Corp. Sec. Notes 8.63% due 02/01/2020*	1,552,000	1,338,600
Halcon Resources Corp. Company Guar. Notes 9.75% due 07/15/2020	1,900,000	646,000
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.00% due 12/01/2024*	2,148,000	1,943,940
Legacy Reserves LP/Legacy Reserves Finance Corp. Company Guar. Notes 6.63% due 12/01/2021	1,807,000	1,192,620
Memorial Production Partners LP/Memorial Production Finance Corp. Company Guar. Notes 7.63% due 05/01/2021	1,940,000	1,299,800
Newfield Exploration Co. Senior Notes 5.38% due 01/01/2026	2,567,000	2,438,650
Noble Energy, Inc. Company Guar. Notes 5.88% due 06/01/2024	1,055,000	1,059,371
Northern Oil and Gas, Inc. Senior Notes 8.00% due 06/01/2020	2,774,000	2,294,098
Oasis Petroleum, Inc. Company Guar. Notes 6.88% due 03/15/2022	3,540,000	3,017,850
Penn Virginia Corp. Company Guar. Notes 7.25% due 04/15/2019	1,860,000	511,500
Rex Energy Corp. Company Guar. Notes 6.25% due 08/01/2022	1,645,000	674,450
Sanchez Energy Corp. Company Guar. Notes 6.13% due 01/15/2023	2,206,000	1,599,350
SM Energy Co. Senior Notes 5.63% due 06/01/2025	1,461,000	1,329,510

		25,975,599

Oil Refining & Marketing — 1.1%
Calumet Specialty Products Partner LP/Calumet Finance Corp. Company Guar. Notes 6.50% due 04/15/2021	3,215,000	2,989,950
Murphy Oil USA, Inc. Company Guar. Notes 6.00% due 08/15/2023	2,677,000	2,824,235

		5,814,185

Oil-Field Services — 0.2%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022	1,102,000	958,740

Paper & Related Products — 1.0%
Clearwater Paper Corp. Company Guar. Notes 4.50% due 02/01/2023	2,575,000	2,459,125
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020	2,801,000	2,829,010

		5,288,135

Pipelines — 2.6%
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020	2,290,000	2,462,208
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	1,674,000	1,479,397
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.75% due 02/15/2021	1,300,000	1,215,500
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.00% due 05/15/2023	2,600,000	2,366,000

Rose Rock Midstream LP/Rose Rock Finance Corp. Company Guar. Notes 5.63% due 07/15/2022	1,894,000	1,609,900
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	1,125,000	1,094,766
Sabine Pass Liquefaction LLC Senior Sec. Notes 6.25% due 03/15/2022	999,000	991,508
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	1,860,000	1,934,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 6.13% due 10/15/2021	614,000	638,560

		13,792,239

Printing-Commercial — 1.2%
Multi-Color Corp. Company Guar. Notes 6.13% due 12/01/2022*	2,384,000	2,449,560
Quad/Graphics, Inc. Company Guar. Notes 7.00% due 05/01/2022	4,150,000	3,776,500

		6,226,060

Publishing-Newspapers — 1.1%
Lee Enterprises, Inc. Senior Sec. Notes 9.50% due 03/15/2022*	2,474,000	2,353,392
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022	3,760,000	3,595,500

		5,948,892

Publishing-Periodicals — 1.6%
Expo Event Transco, Inc. Senior Notes 9.00% due 06/15/2021*	4,867,000	4,867,000
Time, Inc. Company Guar. Notes 5.75% due 04/15/2022*	3,650,000	3,650,000

		8,517,000

Radio — 0.5%
Sirius XM Radio, Inc. Company Guar. Notes 5.38% due 04/15/2025*	2,580,000	2,641,275

Real Estate Investment Trusts — 3.0%
Communications Sales & Leasing, Inc./CSL Capital LLC Senior Sec. Notes 6.00% due 04/15/2023*	1,578,000	1,534,605
Communications Sales & Leasing, Inc./CSL Capital LLC Company Guar. Notes 8.25% due 10/15/2023	1,273,000	1,176,889
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 5.88% due 06/01/2021	2,868,000	2,941,134
DuPont Fabros Technology LP Company Guar. Notes 5.63% due 06/15/2023	2,700,000	2,774,250
ESH Hospitality, Inc. Company Guar. Notes 5.25% due 05/01/2025*	2,625,000	2,634,712
iStar Financial, Inc. Senior Notes 5.00% due 07/01/2019	2,424,000	2,372,490
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026*	2,500,000	2,580,127

		16,014,207

Real Estate Management/Services — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 5.88% due 04/01/2024	2,980,000	2,953,925

Real Estate Operations & Development — 0.6%
Greystar Real Estate Partners LLC Senior Sec. Notes 8.25% due 12/01/2022*	3,040,000	3,199,600

Rental Auto/Equipment — 0.6%
United Rentals North America, Inc. Senior Sec. Notes 4.63% due 07/15/2023	1,525,000	1,531,664
United Rentals North America, Inc. Company Guar. Notes 5.50% due 07/15/2025	1,825,000	1,820,438

		3,352,102

Retail-Appliances — 0.4%
Conn’s, Inc. Company Guar. Notes 7.25% due 07/15/2022	2,510,000	2,397,050

Retail-Computer Equipment — 0.4%
GameStop Corp. Company Guar. Notes 5.50% due 10/01/2019*	2,282,000	2,377,086

Retail-Regional Department Stores — 0.2%
Bon-Ton Department Stores, Inc. Sec. Notes 8.00% due 06/15/2021	2,137,000	1,207,405

Retail-Restaurants — 1.2%
Landry’s, Inc. Company Guar. Notes 9.38% due 05/01/2020*	2,317,000	2,484,982

PF Chang’s China Bistro, Inc. Company Guar. Notes 10.25% due 06/30/2020*	4,085,000	3,799,050

		6,284,032

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Company Guar. Notes 11.00% due 06/01/2007†(1)(2)(3)(4)	750,000	0

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 7.63% due 06/15/2021	2,248,000	2,450,320

Specified Purpose Acquisitions — 0.8%
Opal Acquisition, Inc. Senior Notes 8.88% due 12/15/2021*	4,550,000	4,043,813

Steel-Producers — 0.9%
AK Steel Corp. Company Guar. Notes 8.38% due 04/01/2022	2,235,000	1,050,450
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018	1,950,000	1,876,485
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,989,000	1,974,083

		4,901,018

Telecommunication Equipment — 0.6%
CommScope Technologies Finance LLC Senior Sec. Notes 6.00% due 06/15/2025*	1,452,000	1,473,780
Plantronics, Inc. Company Guar. Notes 5.50% due 05/31/2023*	1,600,000	1,628,000

		3,101,780

Telephone-Integrated — 2.6%
Century Telephone Enterprise, Inc. Senior Notes 6.88% due 01/15/2028	235,000	203,275
CenturyLink, Inc. Senior Notes 5.63% due 04/01/2025	2,115,000	1,898,213
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022	2,231,000	2,169,647
Consolidated Communications, Inc. Company Guar. Notes 6.50% due 10/01/2022	1,634,000	1,445,273
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018	1,105,000	1,165,775
Frontier Communications Corp. Senior Notes 10.50% due 09/15/2022*	1,835,000	1,903,813
Frontier Communications Corp. Senior Notes 11.00% due 09/15/2025*	5,117,000	5,363,230

		14,149,226

Theaters — 0.9%
Carmike Cinemas, Inc. Sec. Notes 6.00% due 06/15/2023*	1,298,000	1,344,988
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022	1,912,000	1,990,774
Regal Entertainment Group Senior Notes 5.75% due 03/15/2022	516,000	532,770
Regal Entertainment Group Senior Notes 5.75% due 02/01/2025	1,185,000	1,164,263

		5,032,795

Travel Services — 0.4%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	2,387,000	2,422,805

Wire & Cable Products — 1.1%
Belden, Inc. Company Guar. Notes 5.25% due 07/15/2024*	1,570,000	1,467,950
General Cable Corp. Company Guar. Notes 5.75% due 10/01/2022	5,370,000	4,631,625

		6,099,575

Total U.S. Corporate Bonds & Notes (cost $429,525,467)		408,781,399

FOREIGN CORPORATE BONDS & NOTES — 15.4%
Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Company Guar. Notes 6.75% due 10/15/2019*	2,560,000	2,547,200

Airlines — 0.6%
Air Canada Senior Sec. Notes 6.75% due 10/01/2019*	3,033,000	3,214,980

Building-Residential/Commercial — 0.6%
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*	3,100,000	3,051,563

Cable/Satellite TV — 1.7%
Altice SA Company Guar. Notes 7.75% due 05/15/2022*	3,457,000	3,327,362
Numericable Group SA Senior Sec. Notes 6.00% due 05/15/2022*	4,404,000	4,415,010

Unitymedia Hessen GmbH & Co KG/Unitymedia NRW GmbH Senior Sec. Notes 5.00% due 01/15/2025*	1,400,000	1,393,000

		9,135,372

Chemicals-Diversified — 0.4%
NOVA Chemicals Corp. Senior Notes 5.00% due 05/01/2025*	2,300,000	2,300,000

Cruise Lines — 0.8%
Royal Caribbean Cruises, Ltd. Senior Notes 7.50% due 10/15/2027	1,007,000	1,173,155
Viking Cruises, Ltd. Senior Notes 6.25% due 05/15/2025*	3,468,000	3,407,310

		4,580,465

Disposable Medical Products — 0.4%
ConvaTec Finance International SA Senior Notes 8.25% due 01/15/2019*(8)	2,000,000	1,995,000

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*	1,911,000	1,366,365
FMG Resources August 2006 Pty, Ltd. Senior Sec. Notes 9.75% due 03/01/2022*	886,000	881,570

		2,247,935

Finance-Leasing Companies — 1.5%
Aircastle, Ltd. Senior Notes 4.63% due 12/15/2018	441,000	457,538
Aircastle, Ltd. Senior Notes 5.50% due 02/15/2022	1,539,000	1,627,492
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019	2,065,000	2,256,012
Fly Leasing, Ltd. Senior Notes 6.75% due 12/15/2020	3,440,000	3,612,000

		7,953,042

Gambling (Non-Hotel) — 0.5%
International Game Technology PLC Senior Sec. Notes 6.25% due 02/15/2022*	2,715,000	2,647,125

Machinery-General Industrial — 0.4%
ATS Automation Tooling Systems, Inc. Senior Notes 6.50% due 06/15/2023*	1,877,000	1,923,925

Medical-Drugs — 1.7%
Grifols Worldwide Operations, Ltd. Company Guar. Notes 5.25% due 04/01/2022	3,483,000	3,604,905
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.63% due 12/01/2021*	913,000	792,028
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	5,414,000	4,557,911

		8,954,844

Metal-Copper — 0.1%
First Quantum Minerals, Ltd. Company Guar. Notes 7.25% due 05/15/2022*	1,079,000	786,996

Mining Services — 0.2%
Consolidated Minerals, Ltd. Senior Sec. Notes 8.00% due 05/15/2020*	1,801,000	1,260,700

Oil & Gas Drilling — 0.2%
Pacific Drilling SA Senior Sec. Notes 5.38% due 06/01/2020*	1,982,000	1,055,415

Oil Companies-Exploration & Production — 1.2%
Baytex Energy Corp. Company Guar. Notes 5.13% due 06/01/2021*	1,878,000	1,577,520
Baytex Energy Corp. Company Guar. Notes 5.63% due 06/01/2024*	1,260,000	1,039,500
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	2,344,000	1,974,820
MEG Energy Corp. Company Guar. Notes 6.50% due 03/15/2021*	2,000,000	1,755,000

		6,346,840

Paper & Related Products — 0.6%
Cascades, Inc. Senior Notes 5.75% due 07/15/2023*	3,605,000	3,460,800

Printing-Commercial — 0.7%
Cimpress NV Company Guar. Notes 7.00% due 04/01/2022*	4,033,000	4,063,248

Satellite Telecom — 0.9%
Intelsat Jackson Holdings SA Company Guar. Notes 7.50% due 04/01/2021	3,660,000	3,303,150
Intelsat Luxembourg SA Company Guar. Notes 7.75% due 06/01/2021	2,620,000	1,545,800

		4,848,950

Security Services — 0.5%
Garda World Security Corp. Company Guar. Notes 7.25% due 11/15/2021*	2,690,000	2,454,625

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II SCA FRS Sub. Notes 6.03% due 01/15/2015†*(1)(2)(3)(5)	1,210,000	0

Steel-Producers — 0.3%
ArcelorMittal Senior Notes 7.00% due 02/25/2022	1,000,000	947,500
ArcelorMittal Senior Notes 7.50% due 03/01/2041	905,000	765,033

		1,712,533

Telecom Services — 1.2%
Altice Financing SA Senior Sec. Notes 6.50% due 01/15/2022*	3,653,000	3,698,662
Virgin Media Secured Finance PLC Senior Sec. Notes 5.25% due 01/15/2026*	2,550,000	2,550,000

		6,248,662

Total Foreign Corporate Bonds & Notes (cost $89,047,890)		82,790,220

LOANS(11)(12) — 1.4%
Aerospace/Defense — 0.3%
Vencore, Inc. FRS 1st Lien 5.75% due 11/23/2019	1,457,449	1,447,429

Building-Residential/Commercial — 0.0%
TOUSA, Inc. Escrow Loans 12.25% due 08/15/2013†(1)(2)	2,037,810	0

E-Commerce/Services — 0.3%
Rentpath, Inc. FRS 2nd Lien 10.00% due 12/17/2022	2,158,240	1,726,592

Oil Companies-Exploration & Production — 0.0%
American Energy-Marcellus LLC FRS 2nd Lien 8.50% due 08/04/2021	597,386	45,800

Publishing-Books — 0.5%
Cengage Learning Acquisitions, Inc. FRS 1st Lien 7.00% due 03/31/2020	2,493,703	2,477,077

Semiconductor Components-Integrated Circuits — 0.3%
SunEdison Semiconductor, Ltd. FRS 1st Lien 6.50% due 05/27/2019	1,651,568	1,647,439

Total Loans (cost $8,247,413)		7,344,337

COMMON STOCKS — 0.1%
Power Converter/Supply Equipment — 0.0%
TPT Acquisition, Inc.†(1)(2)	21,500	0

Television — 0.1%
ION Media Networks, Inc.†(1)(2)(6)	822	553,729

Total Common Stocks (cost $322,508)		553,729

PREFERRED SECURITIES/CAPITAL SECURITIES — 2.2%
Diversified Banking Institutions — 1.1%
Citigroup, Inc. FRS 5.95% due 05/15/2025(7)	3,575,000	3,449,875
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(7)	2,263,000	2,311,202

		5,761,077

Financial Guarantee Insurance — 0.6%
Assured Guaranty Municipal Holdings, Inc. FRS 6.40% due 12/15/2066*	4,314,000	3,149,220

Food-Dairy Products — 0.5%
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	2,850,000	3,021,000

Total Preferred Securities/Capital Securities (cost $11,722,143)		11,931,297

Total Long-Term Investment Securities (cost $538,865,421)		511,400,982

REPURCHASE AGREEMENTS — 6.6%
State Street Bank and Trust Co. Joint Repurchase Agreement(9) (cost $35,567,000)	$35,567,000	35,567,000

TOTAL INVESTMENTS (cost $574,432,421)(10)	101.9%	546,967,982
Liabilities in excess of other assets	(1.9)	(10,141,426)

NET ASSETS	100.0%	$536,826,556

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $249,670,539 representing 46.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $559,310 representing 0.1% of net assets.
(3)	Security in default of interest and principal at maturity.
(4)	Company has filed for Chapter 7 bankruptcy.
(5)	Company has filed for bankruptcy protection in country of issuance.

(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ION Media Networks, Inc	03/05/2014	822	$8	$553,729	$673.64	0.10%

(7)	Perpetual maturity - maturity date reflects the next call date.
(8)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(9)	See Note 2 for details of Joint Repurchase Agreements.
(10)	See Note 4 for cost of investments on a tax basis.
(11)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(12)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

BTL	— Bank Term Loan
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
US. Corporate Bonds & Notes:
Airlines	$—	$5,997,307	$81,787	$6,079,094
Gambling (Non-Hotel)	—	3,984,195	5,581	3,989,776
Rubber/Plastic Products	—	—	0	0
Other Industries	—	398,712,529	—	398,712,529
Foreign Corporate Bonds & Notes:
Special Purpose Entity	—	—	0	0
Other Industries	—	82,790,220	—	82,790,220
Loans:
Building-Residential/Commercial	—	—	0	0
Other Industries	—	7,344,337	—	7,344,337
Common Stocks	—	—	553,729	553,729
Preferred Securities/Capital Securities	—	11,931,297	—	11,931,297
Repurchased Agreements	—	35,567,000	—	35,567,000

Total Investments at Value	$—	$546,326,885	$641,097	$546,967,982

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 12.4%
Diversified Financial Services — 12.4%
A10 Securitization LLC Series 2015-1, Class A1 2.10% due 04/15/2034*(1)	$1,092,000	$1,088,570
A10 Securitization LLC Series 2013-1, Class A 2.40% due 11/15/2025*(1)	391,839	392,863
A10 Securitization LLC Series 2015-1, Class A2 3.13% due 04/15/2034*(1)	431,000	431,623
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.00% due 12/26/2044*	422,759	413,851
Ajax Mtg. Loan Trust Series 2015-B, Class A 3.88% due 07/25/2060*(2)	369,668	370,478
Ally Auto Receivables Trust Series 2014-1, Class A2 0.48% due 02/15/2017	358,640	358,544
ALM XIV, Ltd. FRS Series 2014-14A, Class A1 1.72% due 07/28/2026*(3)(4)	5,000,000	4,950,500
American Credit Acceptance Receivables Trust Series 2014-4, Class A 1.33% due 07/10/2018*	307,837	307,198
American Credit Acceptance Receivables Trust Series 2015-1, Class A 1.43% due 08/12/2019*	566,520	565,021
American Credit Acceptance Receivables Trust Series 2015-3, Class A 1.50% due 09/12/2019*	302,000	301,970
American Credit Acceptance Receivables Trust Series 2, Class A 1.57% due 06/12/2019*	547,777	546,833
American Credit Acceptance Receivables Trust Series 2, Class C 4.32% due 05/12/2021*	245,000	241,093
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	991,026	973,785
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,478,191	1,477,649
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	983,651	999,703
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	146,855
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	270,000	267,934
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2045*	500,000	506,039
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	155,891
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	287,574
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	730,979
AmeriCredit Automobile Receivables Trust Series 2, Class A2A 0.83% due 09/10/2018	391,924	391,834
AmeriCredit Automobile Receivables Trust Series 2014-1, Class A3 0.90% due 02/08/2019	585,557	584,922
AmeriCredit Automobile Receivables Trust Series 2013-4, Class A3 0.96% due 04/09/2018	264,412	264,487
Ameriquest Mtg. Securities, Inc. FRS Series 2005-R11, Class M1 0.65% due 01/25/2036	1,200,000	1,116,936
ARI Fleet Lease Trust Series 2015-A, Class A2 1.11% due 11/15/2018*(4)	1,802,000	1,798,282
ARLP Securitization Trust Series 1, Class A1 3.97% due 05/25/2055*	921,144	917,920
Axis Equipment Finance Receivables III LLC Series 2015-1A, Class A2 1.90% due 03/20/2020*	696,990	696,139
B2R Mtg. Trust Series 2015-1, Class A1 2.52% due 05/15/2048*	662,691	651,203
Babson CLO, Ltd. FRS Series 2013-IA, Class A 1.42% due 04/20/2025*(3)(4)	4,000,000	3,927,600
Banc of America Commercial Mtg. Trust Series 2007-3, Class A5 5.38% due 06/10/2049(1)	700,000	733,539
Banc of America Commercial Mtg. Trust Series 2006-4, Class A4 5.63% due 07/10/2046(1)	171,556	173,712
BCAP LLC VRS Series 2015-RR4, Class 1A1 1.20% due 09/11/2038*(2)	430,963	405,004
BCC Funding X LLC Series 2015-1, Class A2 2.22% due 10/20/2020*	1,157,000	1,161,476
Bear Stearns ARM Trust FRS Series 2003-5, Class 2A1 2.60% due 08/25/2033(2)	493,413	493,157
Blue Elephant Loan Trust Series 2015-1, Class A 3.12% due 12/15/2022*	1,097,337	1,097,041

Cabela’s Master Credit Card Trust Series 2015-2, Class A1 2.25% due 07/17/2023	278,000	278,230
CAM Mtg. LLC Series 2015-1, Class A 3.50% due 07/15/2064*	751,421	751,274
Capital Auto Receivables Asset Trust Series 2013-4, Class A2 0.85% due 02/21/2017	225,082	225,038
CarFinance Capital Auto Trust Series 2014-1A, Class A 1.46% due 12/17/2018*	268,556	268,913
CarFinance Capital Auto Trust Series 2015-1A, Class A 1.75% due 06/15/2021*	615,208	610,763
CarMax Auto Owner Trust Series 2015-2, Class A2A 0.82% due 06/15/2018	1,212,000	1,210,174
Carnow Auto Receivables Trust Series 2015-1A, Class A 1.79% due 01/15/2020*	689,307	689,485
Cent CLO 16 LP FRS Series 2014-16AR, Class A1AR 1.55% due 08/01/2024*(3)(4)	4,000,000	3,980,000
Chesapeake Funding LLC FRS Series 2013-1A, Class A 0.64% due 01/07/2025*	1,843,366	1,841,500
Chrysler Capital Auto Receivables Trust Series 2014-AA, Class A3 0.83% due 09/17/2018*	229,818	229,782
Citi Held For Asset Issuance Series 2015-PM1, Class A 1.85% due 12/15/2021*	397,653	398,144
Citi Held For Asset Issuance Series 2015-PM1, Class B 2.93% due 12/15/2021*	486,000	488,292
Citigroup Commercial Mtg. Trust Series 2015-GC27, Class A5 3.14% due 02/10/2048(1)	5,325,000	5,287,049
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	2,600,000	2,673,331
COBALT Commercial Mtg. Trust VRS Series 2007-C3, Class A4 5.77% due 05/15/2046(1)	1,646,089	1,737,198
Colony American Homes FRS Series 2014-2A, Class A 1.15% due 07/17/2031*	1,477,727	1,440,517
Commercial Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(1)	5,000,000	5,019,927
Commercial Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(1)	5,000,000	5,061,823
Commercial Mtg. Trust Series 2014-UBS4, Class A5 3.69% due 08/10/2047(1)	5,331,000	5,528,936
Commercial Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2055(1)	770,833	799,751
Commercial Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(1)	2,496,639	2,589,844
Commercial Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(1)	625,000	651,159
Commercial Mtg. Trust Series 2014-CR19, Class A5 3.80% due 08/10/2047(1)	5,000,000	5,250,083
Commercial Mtg. Trust VRS Series 2006-C7, Class A4 5.76% due 06/10/2046(1)	523,124	528,279
Consumer Credit Origination Loan Trust Series 2015-1, CALW, Class A 2.82% due 03/15/2021*	323,995	325,240
CPS Auto Receivables Trust Series 2015-B, Class A 1.89% due 11/15/2019*	1,314,993	1,307,245
CPS Auto Receivables Trust Series 2015-B, Class C 4.33% due 05/17/2021*	425,000	420,710
CPS Auto Receivables Trust Series 2012-D, Class A 1.48% due 03/16/2020*	478,856	478,009
CPS Auto Receivables Trust Series 2015-A, Class A 1.53% due 07/15/2019*	847,011	842,689
CPS Auto Receivables Trust Series 2014-B, Class B 2.32% due 05/15/2020*	1,000,000	992,918
CPS Auto Receivables Trust Series 2014-C, Class C 3.77% due 08/17/2020*	720,000	712,256
CPS Auto Receivables Trust Series 2015-A, Class C 4.00% due 02/16/2021*	223,000	220,545
CPS Auto Receivables Trust Series 2015-C, Class D 4.63% due 08/16/2021*	516,000	516,896
Credit Acceptance Auto Loan Trust Series 2013-1A, Class A 1.21% due 10/15/2020*	682,319	682,036
Credit Acceptance Auto Loan Trust Series 2014-1A, Class A 1.55% due 10/15/2021*	450,000	448,764
Credit Acceptance Auto Loan Trust Series 2015-1A, Class A 2.00% due 07/15/2022*	250,000	249,044
Credit Acceptance Auto Loan Trust Series 2015-2A, Class A 2.40% due 02/15/2023*	726,000	725,429

Credit Suisse Commercial Mtg. Trust VRS Series 2006-C2, Class A1A 5.66% due 03/15/2039(1)	693,464	699,518
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR2, Class 2A1 2.54% due 03/25/2034(2)	1,788,382	1,792,025
DBWF 2015-LCM Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(1)	1,462,578	1,493,011
DBWF 2015-LCM Mtg. Trust VRS Series 2015-LCM, Class A1 3.42% due 06/10/2034*(1)	1,000,000	986,047
Drive Auto Receivables Trust Series 2015-AA, Class A2 1.01% due 11/15/2017*	631,061	630,825
Drive Auto Receivables Trust Series 2015-CA, Class A2A 1.30% due 02/15/2018*	254,000	253,843
Drive Auto Receivables Trust Series 2015-BA, Class B 2.12% due 06/17/2019*	816,000	816,205
Drive Auto Receivables Trust Series 2015-BA, Class D 3.84% due 07/15/2021*	801,000	790,617
Drive Auto Receivables Trust Series 2015-AA, Class D 4.12% due 07/15/2022*	736,000	733,404
Drive Auto Receivables Trust Series 2015-CA, Class D 4.36% due 09/15/2021*	264,706	264,455
Drive Auto Receivables Trust Series 2015-DA, Class D 4.59% due 01/17/2023*	440,000	441,767
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 0.57% due 07/19/2044(2)	1,885,897	1,825,897
DT Auto Owner Trust Series 2015-1A, Class A 1.06% due 09/17/2018*	476,060	475,468
DT Auto Owner Trust Series 2015-2A, Class A 1.24% due 09/17/2018*	542,623	541,615
DT Auto Owner Trust Series 2015-2A, Class D 4.25% due 02/15/2022*	301,000	300,103
Exeter Automobile Receivables Trust Series 2014-3A, Class A 1.32% due 01/15/2019*	451,024	449,601
Exeter Automobile Receivables Trust Series 2015-2A, Class A 1.54% due 11/15/2019*	673,280	671,288
Exeter Automobile Receivables Trust Series 2015-1A, Class A 1.60% due 06/17/2019*	1,020,674	1,020,395
Exeter Automobile Receivables Trust Series 2014-1A, Class B 2.42% due 01/15/2019*	525,000	525,611
Exeter Automobile Receivables Trust Series 2015-1A, Class B 2.84% due 03/16/2020*	1,560,000	1,562,338
First Investors Auto Owner Trust Series 2013-1A, Class A2 0.90% due 10/15/2018*	282,123	281,855
First Investors Auto Owner Trust Series 2015-1A, Class A2 1.21% due 04/15/2019*	1,016,367	1,016,090
First Investors Auto Owner Trust Series 2013-3A, Class A3 1.44% due 10/15/2019*	466,609	467,331
First Investors Auto Owner Trust Series 2015-2A, Class A1 1.59% due 12/16/2019*	545,635	546,184
FirstKey Lending Trust Series 2015-SFR1, Class A 2.55% due 03/09/2047*	1,980,046	1,946,331
FirstKey Lending Trust Series 2015-SFR1, Class B 3.42% due 03/09/2047*	481,000	477,392
Flagship Credit Auto Trust Series 2013-1, Class A 1.32% due 04/16/2018*	386,648	386,260
Flagship Credit Auto Trust Series 2015-1, Class A 1.63% due 06/15/2020*	1,058,888	1,050,149
Flagship Credit Auto Trust Series 2015-3, Class A 2.34% due 10/15/2020*	1,437,000	1,436,996
Flagship Credit Auto Trust Series 2015-3, Class B 3.54% due 03/15/2022*	252,000	251,948
Flagship Credit Auto Trust Series 2015-3, Class C 4.52% due 03/15/2022*	189,000	188,941
Ford Credit Auto Owner Trust Series 2015-B, Class A2A 0.72% due 03/15/2018	1,867,000	1,866,378
Ford Credit Auto Owner Trust Series 2014-C, Class A3 1.06% due 05/15/2019	720,000	720,416
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	1,800,000	1,816,318
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	1,800,000	1,814,091
GCAT Series 2015-2, Class A1 3.75% due 07/25/2020*	843,117	842,775
GE Equipment Transportation LLC Series 2015-1, Class A2 0.89% due 11/24/2017	1,218,000	1,219,064
GLS Auto Receivables Trust Series 2015-1A, Class A 2.25% due 12/15/2020*	1,181,916	1,177,740

GO Financial Auto Securitization Trust Series 2015-1, Class A 1.81% due 03/15/2018*	938,788	938,132
GO Financial Auto Securitization Trust Series 2015-1, Class B 3.59% due 10/15/2020*	428,000	428,068
Green Tree Agency Advance Funding Trust I Series 2015-T1, Class AT1 2.50% due 10/15/2046*(11)	444,000	443,587
Green Tree Agency Advance Funding Trust I Series 2015-T2, Class AT2 3.40% due 10/15/2048*	700,000	697,550
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(1)	2,766,411	2,801,443
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 0.70% due 09/25/2035(2)	17,086	15,776
GTP Acquisition Partners I LLC Series 2015-2, CLASS A 3.48% due 06/15/2050*	171,000	168,721
Hertz Fleet Lease Funding LP FRS Series 2013-3, Class A 0.75% due 12/10/2027*	1,032,827	1,030,229
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR1, Class 1A1 2.63% due 03/25/2035(2)	355,220	350,936
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.45% due 04/25/2025*(3)(4)	5,000,000	4,916,000
Invitation Homes Trust FRS Series 2014-SFR1, Class A 1.20% due 06/17/2031*	1,425,000	1,392,377
John Deere Owner Trust Series 2012-B, Class A4 0.69% due 01/15/2019	650,025	649,908
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(1)	764,676	763,299
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(1)	5,000,000	5,130,365
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class AM 5.77% due 06/15/2049(1)	4,300,000	4,445,800
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.77% due 06/15/2049(1)	2,100,000	2,172,241
JPMorgan Mtg. Trust FRS Series 2003-A1, Class 1A1 2.15% due 10/25/2033(2)	1,404,644	1,388,314
LV Tower 52 Series 2013-1, Class A 5.50% due 07/15/2019*(4)(11)	1,406,374	1,400,608
MarketPlace Loan Trust Series 2015-OD1, Class A 3.25% due 06/17/2017*(11)	492,049	492,049
MarketPlace Loan Trust Series 2015-OD2, Class A 3.25% due 08/17/2017*(11)	674,772	674,772
MarketPlace Loan Trust Series 2015-OD3, Class A 3.50% due 09/17/2017*(11)	1,184,000	1,180,285
Mercedes-Benz Auto Receivables Trust Series 2015-1, Class A2A 0.82% due 06/15/2018	818,000	816,956
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 0.84% due 10/25/2028(2)	987,136	963,019
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 1.10% due 01/25/2029(2)	2,054,825	1,928,497
Morgan Stanley Bank of America Merrill Lynch Trust Series BH3-C21, Class A4 3.34% due 03/15/2048(1)	1,207,415	1,219,287
Morgan Stanley Capital I Trust VRS Series 2007-IQ14, Class AM 5.68% due 04/15/2049(1)	6,750,000	6,958,553
MOTOR 2015-1 PLC FRS Series BH3-1A, Class A1 0.79% due 06/25/2022*	1,513,000	1,507,220
Nationstar HECM Loan Trust Series 2015-1A, Class A 3.84% due 05/25/2018*	497,018	500,437
NextGear Floorplan Master Owner Trust Series 2015-1A, Class A 1.80% due 07/15/2019*	2,401,000	2,396,722
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A 2.38% due 10/15/2020*(4)	2,850,000	2,849,744
Nissan Auto Lease Trust Series 2015-A, Class A2A 0.99% due 11/15/2017	1,350,000	1,350,007
NRPL Trust VRS Series 2015-2A, Class A1 3.75% due 10/01/2057	1,348,200	1,344,087
NRPL Trust Series BH3-1A, Class A1 3.88% due 11/01/2054*	1,351,132	1,351,146
NRZ Advance Receivables Trust Series 2015-T1, Class AT1 2.32% due 08/15/2046*	1,400,000	1,396,616

NRZ Advance Receivables Trust Series 2015-T1, Class CT1 3.10% due 08/15/2046*	300,000	299,719
NRZ Advance Receivables Trust Series 2015-T1, Class DT1 3.60% due 08/15/2046*	300,000	299,156
NRZ Advance Receivables Trust Series 2015-T2, Class DT2 4.68% due 08/17/2048*	321,000	321,201
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A1 3.47% due 01/25/2055*	1,325,166	1,323,262
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A1 3.72% due 07/25/2055*	627,926	624,801
Oak Hill Advisors Residential Loan Trust Series 2015-NPL1, Class A2 4.00% due 01/25/2055*	779,000	761,454
Oak Hill Advisors Residential Loan Trust Series 2015-NPL2, Class A2 4.00% due 07/25/2055*	205,000	199,682
Ocwen Freddie Advance Funding Series 2015-T1, Class AT1 2.06% due 11/15/2045*	226,000	225,986
Ocwen Freddie Advance Funding Series 2015-T1, Class BT1 2.56% due 11/15/2045*(11)	100,000	99,992
Ocwen Freddie Advance Funding Series 2015-T1, Class DT1 3.79% due 11/15/2045*(11)	100,000	99,989
Ocwen Master Advance Receivables Trust Series 2015-1, Class DT1 4.10% due 09/17/2046*	438,000	437,343
OneMain Financial Issuance Trust Series 2014-1A, Class A 2.43% due 06/18/2024*	1,120,000	1,120,127
OneMain Financial Issuance Trust Series 2014-2A, Class A 2.47% due 09/18/2024*	1,350,000	1,351,266
OneMain Financial Issuance Trust Series 2015-2A, Class A 2.57% due 07/18/2025*	1,925,000	1,919,995
OneMain Financial Issuance Trust Series 2014-2A, Class B 3.02% due 09/18/2024*	720,000	719,424
OneMain Financial Issuance Trust Series 2015-2A, Class B 3.10% due 07/18/2025*	465,000	463,554
OneMain Financial Issuance Trust Series 2014-1A, Class B 3.24% due 06/18/2024*	720,000	722,763
OneMain Financial Issuance Trust Series BH3-1A, Class B 3.85% due 03/18/2026*	125,000	127,343
PFP III FRS Series 2015-2, Class A 1.64% due 07/14/2034*(1)	690,000	690,134
PFP III FRS Series 2015-2, Class C 3.44% due 07/14/2034*(1)	235,000	235,060
PFP III FRS Series 2015-2, Class D 4.19% due 07/14/2034*(1)	195,000	195,050
Prestige Auto Receivables Trust Series BH3-1A, Class A2 0.97% due 03/15/2018*	395,614	395,355
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A1 3.75% due 07/27/2030*	560,973	560,799
Pretium Mtg. Credit Partners I Series 2015-NPL2, Class A2 4.25% due 07/27/2030*	400,000	394,216
Progreso Receivables Funding III LLC Series 2015-3, Class D 4.24% due 11/12/2032(11)	100,000	99,996
Progreso Receivables Funding III LLC Series 2015-A, Class A 3.63% due 02/08/2020*	1,083,000	1,086,290
Progreso Receivables Funding LLC Series 2015-B, Class A 3.00% due 07/28/2020*	401,000	401,424
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	1,136,000	1,118,197
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	1,752,000	1,751,930
Progress Residential Trust Series 2015-SFR2, Class B 3.14% due 06/12/2032*	503,000	490,404
Progress Residential Trust Series 2015-SFR2, Class C 3.44% due 06/12/2032*	855,000	822,656
Progress Residential Trust Series 2015-SFR3, Class E 5.66% due 11/12/2032*	250,000	248,475
RAIT Trust FRS Series 2015-FL4, Class A 1.55% due 12/15/2031*(1)	585,979	580,608
RAIT Trust FRS Series 2015-FL4, Class AS 1.95% due 12/15/2031*(1)	702,887	702,347
Resource Capital Corp., Ltd FRS Series 2015-CRE4, Class A 1.60% due 08/15/2032*(1)(11)	320,000	316,800
Resource Capital Corp., Ltd FRS Series 2015-CRE4, Class B 3.21% due 08/15/2032*(1)(11)	307,000	302,395

RMAT 2015-NPL1 LLC Series 2015-NPL1, Class A1 3.75% due 05/25/2055*	448,076	443,640
RREF 2015-LT7 LLC Series 2015-LT7, Class A 3.00% due 12/25/2032*(1)	307,295	307,261
Santander Drive Auto Receivables Trust Series 2014-2, Class A3 0.80% due 04/16/2018	1,132,135	1,131,295
Santander Drive Auto Receivables Trust Series 2013-5, Class A3 0.82% due 02/15/2018	75,161	75,154
Santander Drive Auto Receivables Trust Series BH3-A, Class A3 1.02% due 01/16/2018*	175,451	175,461
Santander Drive Auto Receivables Trust Series BH3-3, Class B 1.19% due 05/15/2018	485,974	485,909
Santander Drive Auto Receivables Trust Series BH3-2, Class B 1.33% due 03/15/2018	510,153	510,446
Santander Drive Auto Receivables Trust Series 2013-5, Class B 1.55% due 10/15/2018	200,000	200,235
Santander Drive Auto Receivables Trust Series 2015-S2, Class R1 1.84% due 11/18/2019*(11)	101,556	101,048
Santander Drive Auto Receivables Trust Series 2015-S1, Class R1 1.93% due 09/17/2019*(11)	383,653	381,735
Santander Drive Auto Receivables Trust Series 2015-S7, Class R1 1.97% due 03/16/2021*(11)	399,233	397,237
Selene Non-Performing Loans LLC Series BH3-1A, Class A 2.98% due 05/25/2054*	684,328	678,403
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 0.87% due 10/20/2034(2)	2,121,118	2,024,420
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 0.95% due 04/20/2033(2)	2,136,971	2,045,951
SpringCastle America Funding LLC Series 2014-A, Class AA 2.70% due 05/25/2023*	697,458	698,992
SpringCastle America Funding LLC Series 2014-AA, Class B 4.61% due 10/25/2027*	1,080,000	1,097,751
Springleaf Funding Trust Series BH3-AA, Class A 3.16% due 11/15/2024*	2,689,000	2,709,106
Springleaf Funding Trust Series BH3-AA, Class B 3.62% due 11/15/2024*	544,000	544,301
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 0.45% due 07/19/2035(2)	972,790	928,788
Sunset Mtg. Loan Co. Series 2014-NPL2, Class A 3.72% due 11/16/2044*	122,928	122,054
Thornburg Mtg. Securities Trust FRS Series 2004-4, Class 3A 2.01% due 12/25/2044(2)	324,594	320,922
Trafigura Securitisation Finance PLC FRS Series 2014-1A, Class A 1.15% due 10/15/2021*(4)	200,000	200,063
Tricon American Homes Trust FRS Series 2015-SFR1, Class A 1.45% due 05/17/2032*	559,000	546,876
US Residential Opportunity Fund II Trust Series BH3-1II, Class A 3.72% due 02/27/2035*	1,407,164	1,407,034
US Residential Opportunity Fund III Trust Series BH3-1III, Class A 3.72% due 01/27/2035*	2,619,078	2,613,037
Vericrest Opportunity Loan Trust Series BH3-NPL3, Class A1 3.38% due 10/25/2058*	3,131,472	3,121,342
Volkswagen Auto Loan Enhanced Trust Series 2014-1, Class A2 0.42% due 03/20/2017	437,277	436,961
VOLT XXII LLC Series BH3-NPL4, Class A1 3.50% due 02/25/2055*	1,909,902	1,892,713
VOLT XXII LLC Series 2015-NPL4, Class A2 4.25% due 02/25/2055*	499,769	491,879
VOLT XXIV LLC Series 2015-NPL6, Class A1 3.50% due 02/25/2055*	2,157,669	2,141,416
VOLT XXV LLC Series 2015-NPL8, Class A1 3.50% due 06/26/2045*	1,811,559	1,793,463
VOLT XXXIII LLC Series 2015-NPL5, Class A1 3.50% due 03/25/2055*	2,224,053	2,204,550
VOLT XXXV LLC Series 2015-NPL9, Class A1 3.50% due 06/26/2045*	782,440	781,487
Wachovia Bank Commercial Mtg. Trust VRS Series BH3-C23, Class A5 5.42% due 01/15/2045(1)	300,000	300,700

Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.71% due 06/15/2049(1)	4,200,000	4,359,831
WaMu Mtg. Pass-Through Certs. FRS Series 2005-AR6, Class 2A1A 0.43% due 04/25/2045(2)	103,654	97,060
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(1)	729,000	753,403
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(1)	5,000,000	5,207,915
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR10, Class 2A16 2.70% due 06/25/2035(2)	1,118,394	1,120,168
Wells Fargo Mtg. Backed Securities Trust FRS Series 2004-S, Class A1 2.73% due 09/25/2034(2)	1,772,340	1,813,724
Westgate Resorts Series ABS-2015, Class 1A 2.75% due 05/20/2027*	318,164	316,093
World Omni Automobile Lease Securitization Trust Series 2015-A, Class A2A 1.06% due 05/15/2018	785,000	785,907

Total Asset Backed Securities (cost $246,747,634 )		244,507,445

U.S. CORPORATE BONDS & NOTES — 24.2%
Aerospace/Defense — 0.1%
BAE Systems Holdings, Inc. Company Guar. Notes 6.38% due 06/01/2019*	1,900,000	2,139,850
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	45,789
Raytheon Co. Senior Notes 3.15% due 12/15/2024	180,000	181,494

		2,367,133

Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	287,191

Agricultural Chemicals — 0.1%
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044	1,200,000	1,185,008
CF Industries, Inc. Company Guar. Notes 7.13% due 05/01/2020	450,000	524,364
Mosaic Co. Senior Notes 3.75% due 11/15/2021	270,000	273,870
Mosaic Co. Senior Notes 4.25% due 11/15/2023	540,000	547,929
Mosaic Co. Senior Notes 5.63% due 11/15/2043	120,000	125,822

		2,656,993

Applications Software — 0.2%
Intuit, Inc. Senior Notes 5.75% due 03/15/2017	161,000	170,064
Microsoft Corp. Senior Notes 2.38% due 02/12/2022	175,000	174,395
Microsoft Corp. Senior Notes 2.38% due 05/01/2023	175,000	171,471
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	3,260,000	3,298,807
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	126,760
Microsoft Corp. Senior Notes 4.00% due 02/12/2055	143,000	124,570
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	154,000	154,820
Microsoft Corp. Senior Notes 4.75% due 11/03/2055	217,000	217,803

		4,438,690

Auto-Cars/Light Trucks — 0.8%
American Honda Finance Corp. Senior Notes 1.60% due 02/16/2018*	360,000	360,077
American Honda Finance Corp. Senior Notes 2.45% due 09/24/2020	165,000	166,394
Daimler Finance North America LLC Company Guar. Notes 1.88% due 01/11/2018*	600,000	598,529
Daimler Finance North America LLC Company Guar. Notes 2.00% due 08/03/2018*	150,000	149,923
Daimler Finance North America LLC Company Guar. Notes 2.25% due 07/31/2019*	1,080,000	1,073,558
Ford Motor Credit Co. LLC FRS Senior Notes 0.85% due 09/08/2017	800,000	788,686
Ford Motor Credit Co. LLC Senior Notes 2.24% due 06/15/2018	273,000	272,102
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	265,000	271,212

Ford Motor Credit Co. LLC Senior Notes 4.38% due 08/06/2023	1,170,000	1,235,312
General Motors Co. Senior Notes 4.88% due 10/02/2023	1,200,000	1,258,926
General Motors Co. Senior Notes 5.20% due 04/01/2045	1,200,000	1,188,038
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	455,000	451,397
General Motors Financial Co., Inc. Company Guar. Notes 3.45% due 04/10/2022	1,931,000	1,885,666
Hyundai Capital America Senior Notes 2.40% due 10/30/2018*	791,000	791,175
Hyundai Capital America Senior Notes 2.60% due 03/19/2020*(4)	2,169,000	2,131,795
Toyota Motor Credit Corp. Senior Notes 1.55% due 07/13/2018	133,000	133,624
Toyota Motor Credit Corp. Senior Notes 2.13% due 07/18/2019	360,000	362,853
Volkswagen Group of America Finance LLC Company Guar. Notes 2.40% due 05/22/2020*	2,459,000	2,349,759

		15,469,026

Banks-Commercial — 0.7%
BB&T Corp. Senior Notes 2.25% due 02/01/2019	270,000	272,814
BB&T Corp. Senior Notes 2.45% due 01/15/2020	450,000	453,202
Discover Bank Senior Notes 3.10% due 06/04/2020	1,801,000	1,822,048
Discover Bank Senior Notes 4.20% due 08/08/2023	475,000	490,093
Discover Bank Sub. Notes 7.00% due 04/15/2020	2,600,000	2,993,851
Fifth Third Bank Senior Notes 2.88% due 10/01/2021	450,000	449,472
HSBC USA, Inc. Senior Notes 2.35% due 03/05/2020	480,000	475,647
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	198,000	199,397
PNC Bank NA Senior Notes 2.20% due 01/28/2019	450,000	453,766
PNC Bank NA Sub. Notes 3.80% due 07/25/2023	2,500,000	2,587,600
Regions Financial Corp. Senior Notes 2.00% due 05/15/2018	2,200,000	2,198,326
US Bank NA Senior Notes 2.80% due 01/27/2025	1,000,000	973,558

		13,369,774

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp. Senior Notes 2.15% due 02/24/2020	52,000	52,010
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	120,000	121,904
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	180,000	177,849
Bank of New York Mellon Corp. Senior Notes 3.40% due 05/15/2024	2,640,000	2,694,830
State Street Corp. Senior Sub. Notes 3.10% due 05/15/2023	540,000	531,706
State Street Corp. Senior Notes 3.55% due 08/18/2025	88,000	90,349

		3,668,648

Banks-Super Regional — 0.6%
Capital One Financial Corp. Senior Notes 2.45% due 04/24/2019	270,000	270,250
Capital One Financial Corp. Senior Notes 3.50% due 06/15/2023	630,000	633,235
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	125,000	124,999
Capital One Financial Corp. Senior Notes 4.75% due 07/15/2021	540,000	592,279
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	2,015,000	2,095,421
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	360,000	356,874
Fifth Third Bancorp Senior Notes 2.88% due 07/27/2020	208,000	209,418
Huntington National Bank Senior Notes 2.00% due 06/30/2018	253,000	253,252

Huntington National Bank Senior Notes 2.40% due 04/01/2020	1,512,000	1,501,263
Huntington National Bank Senior Notes 2.88% due 08/20/2020	250,000	250,714
KeyCorp Senior Notes 2.90% due 09/15/2020	42,000	42,300
KeyCorp Senior Notes 5.10% due 03/24/2021	450,000	500,962
US Bancorp Senior Notes 2.20% due 04/25/2019	360,000	365,019
Wells Fargo & Co. Senior Notes 2.13% due 04/22/2019	900,000	904,877
Wells Fargo & Co. Senior Notes 2.15% due 01/30/2020	900,000	897,459
Wells Fargo & Co. Senior Notes 2.60% due 07/22/2020	152,000	153,309
Wells Fargo & Co. Senior Notes 3.30% due 09/09/2024	1,440,000	1,438,317
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	200,000	200,287
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	450,000	458,584
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	306,000	315,774
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	450,000	444,331

		12,008,924

Beverages-Non-alcoholic — 0.0%
PepsiCo, Inc. Senior Notes 3.10% due 07/17/2022	222,000	227,751
PepsiCo, Inc. Senior Notes 4.60% due 07/17/2045	167,000	175,032

		402,783

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp. Senior Notes 4.50% due 07/15/2045	113,000	117,489

Brewery — 0.1%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	1,150,000	1,092,377
SABMiller Holdings, Inc. Company Guar. Notes 3.75% due 01/15/2022*	450,000	460,202

		1,552,579

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	130,000	121,354
Discovery Communications LLC Company Guar. Notes 4.95% due 05/15/2042	2,450,000	2,175,294

		2,296,648

Building Products-Cement — 0.2%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	207,280
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	3,569,000	3,531,804

		3,739,084

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.75% due 01/15/2024	280,000	284,200
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	2,100,000	2,203,687
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	448,000	454,495
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	2,451,000	2,491,400
CCO Safari II LLC Senior Sec. Notes 6.38% due 10/23/2035*	131,000	134,942
CCO Safari II LLC Senior Sec. Notes 6.83% due 10/23/2055*	175,000	177,325
Comcast Corp. Company Guar. Notes 3.13% due 07/15/2022	900,000	923,196
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	625,305
Cox Communications, Inc. Senior Notes 2.95% due 06/30/2023*	450,000	405,125
Cox Communications, Inc. Senior Notes 4.80% due 02/01/2035*	360,000	304,481
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	300,000	307,175

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.95% due 01/15/2025	180,000	179,042
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 4.60% due 02/15/2021	630,000	676,082
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042	5,377,000	4,355,203
Time Warner Cable, Inc. Company Guar. Notes 5.00% due 02/01/2020	720,000	770,337

		14,291,995

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Notes 3.22% due 05/15/2042*	208,000	204,470
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	794,000	857,468

		1,061,938

Chemicals-Diversified — 0.0%
Dow Chemical Co. Senior Notes 4.13% due 11/15/2021	540,000	570,718

Chemicals-Specialty — 0.1%
Ecolab, Inc. Senior Notes 1.45% due 12/08/2017	360,000	358,950
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020	2,220,000	1,581,084

		1,940,034

Commercial Services-Finance — 0.0%
Western Union Co. Senior Notes 2.38% due 12/10/2015	500,000	500,888

Computer Services — 0.0%
International Business Machines Corp. Senior Notes 3.38% due 08/01/2023	360,000	365,740

Computers — 0.2%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	327,000	322,122
Apple, Inc. Senior Notes 2.85% due 05/06/2021	700,000	720,836
Apple, Inc. Senior Notes 3.20% due 05/13/2025	288,000	292,612
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	447,707
Apple, Inc. Senior Notes 4.38% due 05/13/2045	1,451,000	1,445,697

		3,228,974

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 4.00% due 11/15/2023	1,540,000	1,501,500
Ball Corp. Company Guar. Notes 5.00% due 03/15/2022	765,000	789,863

		2,291,363

Containers-Paper/Plastic — 0.3%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	3,100,000	3,095,843
Sealed Air Corp. Company Guar. Notes 5.13% due 12/01/2024*	2,250,000	2,311,875

		5,407,718

Diagnostic Equipment — 0.1%
Danaher Corp. Senior Notes 2.40% due 09/15/2020	81,000	81,846
Life Technologies Corp. Senior Notes 5.00% due 01/15/2021	2,000,000	2,177,290

		2,259,136

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	110,768

Diversified Banking Institutions — 3.4%
Bank of America Corp. Senior Notes 2.00% due 01/11/2018	1,080,000	1,084,983
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	400,000	398,438
Bank of America Corp. Senior Notes 2.65% due 04/01/2019	720,000	728,374
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	7,060,000	7,039,561
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	309,972
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	3,056,000	3,109,202
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	2,286,000	2,249,365

Bank of America Corp. Senior Notes 4.00% due 04/01/2024	720,000	739,728
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	270,817
Bank of America Corp. Senior Notes 5.00% due 05/13/2021	810,000	890,225
Bank of America Corp. Senior Notes 5.65% due 05/01/2018	700,000	761,524
Bank of America Corp. Senior Notes 5.75% due 12/01/2017	700,000	756,351
Bank of America Corp. Senior Notes 5.88% due 01/05/2021	1,100,000	1,257,519
Bank of America Corp. Senior Notes 6.88% due 04/25/2018	700,000	781,310
Citigroup, Inc. FRS Senior Notes 0.87% due 03/10/2017	400,000	399,001
Citigroup, Inc. FRS Senior Notes 1.12% due 04/01/2016	500,000	500,576
Citigroup, Inc. Senior Notes 1.75% due 05/01/2018	1,080,000	1,074,930
Citigroup, Inc. Senior Notes 2.55% due 04/08/2019	720,000	727,029
Citigroup, Inc. Sub. Notes 3.50% due 05/15/2023	450,000	442,047
Citigroup, Inc. Senior Notes 3.75% due 06/16/2024	180,000	183,615
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	542,089
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	1,430,000	1,445,435
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	89,000	90,349
Citigroup, Inc. Senior Notes 6.13% due 11/21/2017	700,000	761,239
Citigroup, Inc. Senior Notes 8.50% due 05/22/2019	1,500,000	1,810,947
Goldman Sachs Group, Inc. FRS Senior Notes 1.42% due 11/15/2018	500,000	502,510
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	3,500,000	3,554,533
Goldman Sachs Group, Inc. Senior Notes 2.60% due 04/23/2020	1,800,000	1,807,382
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	900,000	915,060
Goldman Sachs Group, Inc. Senior Notes 3.63% due 01/22/2023	4,400,000	4,492,774
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	2,202,000	2,210,330
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018	600,000	660,487
Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/2017	300,000	325,606
JPMorgan Chase & Co. Senior Notes 3.13% due 01/23/2025	4,250,000	4,128,849
JPMorgan Chase & Co. Senior Notes 3.20% due 01/25/2023	4,400,000	4,387,526
Morgan Stanley FRS Senior Notes 0.77% due 10/18/2016	500,000	499,428
Morgan Stanley Senior Notes 2.38% due 07/23/2019	690,000	693,276
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	228,000	221,777
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,634,000	2,708,671
Morgan Stanley Senior Notes 4.30% due 01/27/2045	1,000,000	958,404
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	76,083
Morgan Stanley Sub. Notes 4.88% due 11/01/2022	300,000	323,504
Morgan Stanley Senior Notes 5.50% due 07/24/2020	3,800,000	4,268,772
Morgan Stanley Senior Notes 5.50% due 07/28/2021	3,800,000	4,301,273
Morgan Stanley Senior Notes 5.75% due 01/25/2021	1,440,000	1,641,181

Morgan Stanley Senior Notes 6.63% due 04/01/2018	800,000	888,691

		67,920,743

Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	774,000	783,466
General Electric Capital Corp. Senior Notes 3.15% due 09/07/2022	200,000	205,171
General Electric Capital Corp. Company Guar. Notes 4.63% due 01/07/2021	129,000	142,833

		1,131,470

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Senior Notes 5.80% due 03/15/2037	300,000	344,616
Parker-Hannifin Corp. Senior Notes 3.30% due 11/21/2024	180,000	183,141
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	190,670

		718,427

Diversified Operations — 0.2%
Brixmor Operating Partnership LP Senior Notes 3.88% due 08/15/2022	2,682,000	2,687,318
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	180,000	178,593

		2,865,911

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.80% due 12/05/2024	270,000	281,744
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	270,000	283,747
eBay, Inc. Senior Notes 2.60% due 07/15/2022	830,000	776,148
eBay, Inc. Senior Notes 2.88% due 08/01/2021	180,000	176,254

		1,517,893

E-Commerce/Services — 0.1%
Priceline Group, Inc. Senior Notes 3.65% due 03/15/2025	2,307,000	2,297,901

Electric Products-Misc. — 0.0%
Emerson Electric Co. Senior Notes 6.00% due 08/15/2032	320,000	381,979

Electric-Integrated — 1.1%
Alabama Power Co. Senior Bonds 3.75% due 03/01/2045	113,000	103,448
Alabama Power Co. Debentures 5.70% due 02/15/2033	100,000	116,639
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	445,528
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	181,328
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	180,000	180,084
Berkshire Hathaway Energy Co. Senior Notes 5.15% due 11/15/2043	1,800,000	1,959,660
Constellation Energy Group, Inc. Senior Notes 5.15% due 12/01/2020	1,200,000	1,311,719
Dominion Resources, Inc. Senior Notes 3.63% due 12/01/2024	3,763,000	3,759,926
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	689,000	698,417
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	103,831
DTE Energy Co. Senior Notes 3.30% due 06/15/2022*	60,000	60,863
DTE Energy Co. Senior Notes 3.50% due 06/01/2024	360,000	364,218
Duke Energy Carolinas LLC Senior Notes 6.00% due 12/01/2028	200,000	244,732
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	185,899
Duke Energy Progress LLC 1st Mtg. Notes 3.25% due 08/15/2025	254,000	258,788
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	180,578
Exelon Generation Co. LLC Senior Notes 4.25% due 06/15/2022	2,397,000	2,442,524
Florida Power & Light Co. Notes 3.25% due 06/01/2024	450,000	463,873

MidAmerican Energy Co. Notes 3.50% due 10/15/2024	686,000	710,124
Nevada Power Co. General Refunding Mtg. 7.13% due 03/15/2019	720,000	834,342
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.40% due 09/15/2019	270,000	267,836
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	364,812
Ohio Power Co. Senior Notes 6.05% due 05/01/2018	360,000	395,813
Pacific Gas & Electric Co. Senior Notes 3.40% due 08/15/2024	450,000	451,777
Pacific Gas & Electric Co. Senior Notes 3.50% due 06/15/2025	141,000	142,454
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022	2,200,000	2,222,902
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	1,100,000	1,165,976
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	267,086
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	580,791
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	207,705
Public Service Electric & Gas Co. Senior Sec. Notes 5.70% due 12/01/2036	100,000	120,210
Southern Co. Senior Notes 2.15% due 09/01/2019	450,000	444,132
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	188,688
Virginia Electric & Power Co. Senior Notes 8.88% due 11/15/2038	360,000	579,301
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	110,295
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	231,000	235,075

		22,351,374

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.70% due 07/29/2025	163,000	169,270
Intel Corp. Senior Notes 4.00% due 12/15/2032	300,000	297,214

		466,484

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 3.50% due 04/01/2022	200,000	194,571
Arrow Electronics, Inc. Debentures 7.50% due 01/15/2027	500,000	596,947

		791,518

Engineering/R&D Services — 0.0%
Fluor Corp. Senior Notes 3.38% due 09/15/2021	450,000	465,045

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	440,752
Oracle Corp. Senior Notes 2.80% due 07/08/2021	360,000	365,883
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	586,915
Oracle Corp. Senior Notes 3.90% due 05/15/2035	100,000	95,209
Oracle Corp. Senior Notes 4.30% due 07/08/2034	540,000	537,975
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	187,413

		2,214,147

Finance-Auto Loans — 0.9%
Ally Financial, Inc. Senior Notes 2.50% due 03/15/2017(4)(11)	18,900,000	18,574,284

Finance-Consumer Loans — 0.1%
SLM Corp. Notes 4.63% due 09/25/2017	2,200,000	2,224,640

Finance-Credit Card — 0.1%
American Express Credit Corp. Senior Notes 1.80% due 07/31/2018	195,000	195,449
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	360,000	361,456
American Express Credit Corp. Senior Notes 2.38% due 05/26/2020	483,000	482,359

American Express Credit Corp. Senior Notes 2.60% due 09/14/2020	200,000	201,521
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	900,000	880,674
Discover Financial Services Senior Notes 3.75% due 03/04/2025	454,000	441,820

		2,563,279

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 6.88% due 04/15/2021	630,000	708,052
TD Ameritrade Holding Corp. Senior Notes 2.95% due 04/01/2022	1,789,000	1,781,908

		2,489,960

Finance-Other Services — 0.1%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	2,283,000	2,269,944

Food-Confectionery — 0.3%
JM Smucker Co. Company Guar. Notes 3.00% due 03/15/2022	2,816,000	2,817,786
JM Smucker Co. Company Guar. Notes 4.25% due 03/15/2035	1,132,000	1,111,719
WM Wrigley Jr. Co. Senior Notes 3.38% due 10/21/2020*	2,600,000	2,694,775

		6,624,280

Food-Meat Products — 0.3%
Smithfield Foods, Inc. Senior Notes 6.63% due 08/15/2022	2,225,000	2,380,750
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	4,250,000	4,338,893
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	100,000	102,112

		6,821,755

Food-Misc./Diversified — 0.3%
H.J. Heinz Co. Senior Notes 5.00% due 07/15/2035*	181,000	188,807
Kellogg Co. Senior Notes 4.00% due 12/15/2020	360,000	383,063
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	300,000	305,940
Kraft Foods Group, Inc. Company Guar. Notes 5.00% due 06/04/2042	1,600,000	1,646,885
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	1,419,000	1,504,387
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	650,000	652,529
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	599,000	613,316

		5,294,927

Food-Retail — 0.1%
Kroger Co. FRS Senior Notes 0.85% due 10/17/2016	300,000	299,623
Kroger Co. Senior Notes 3.30% due 01/15/2021	540,000	554,828
Kroger Co. Senior Notes 3.85% due 08/01/2023	1,300,000	1,349,595
Kroger Co. Company Guar. Notes 7.50% due 04/01/2031	450,000	575,330

		2,779,376

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.75% due 10/01/2025	111,000	112,985

Gas-Distribution — 0.1%
AGL Capital Corp. Company Guar. Notes 5.25% due 08/15/2019	400,000	435,629
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	263,216
CenterPoint Energy Resources Corp. Senior Notes 4.50% due 01/15/2021	540,000	570,736
Sempra Energy Senior Notes 2.88% due 10/01/2022	630,000	616,338

		1,885,919

Gold Mining — 0.1%
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	2,300,000	2,042,324

Home Decoration Products — 0.2%
Newell Rubbermaid, Inc. Senior Notes 4.00% due 12/01/2024	3,400,000	3,403,111

Hotels/Motels — 0.1%
Wyndham Worldwide Corp. Senior Notes 5.10% due 10/01/2025	926,000	947,587

Instruments-Scientific — 0.1%
Thermo Fisher Scientific, Inc. Senior Notes 4.15% due 02/01/2024	900,000	940,802

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 2.35% due 03/06/2020	294,000	294,954
Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 03/10/2025	270,000	268,021
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	2,500,000	2,609,727

		3,172,702

Insurance-Life/Health — 0.7%
Five Corners Funding Trust Senior Notes 4.42% due 11/15/2023*	2,900,000	3,061,301
Jackson National Life Global Funding Senior Sec. Notes 1.88% due 10/15/2018*	180,000	180,293
Lincoln National Corp. Senior Notes 4.85% due 06/24/2021	450,000	490,458
Pacific Life Insurance Co. Sub. Notes 7.90% due 12/30/2023*	400,000	499,935
Pacific LifeCorp Senior Notes 5.13% due 01/30/2043*	1,900,000	1,968,022
Pricoa Global Funding I Senior Sec. Notes 1.60% due 05/29/2018*	450,000	450,151
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	4,356,000	4,280,523
Prudential Financial, Inc. Senior Notes 2.35% due 08/15/2019	450,000	453,847
Unum Group Senior Notes 4.00% due 03/15/2024	3,000,000	3,054,852

		14,439,382

Insurance-Multi-line — 0.2%
CNA Financial Corp. Senior Notes 5.88% due 08/15/2020	1,500,000	1,687,951
MetLife, Inc. Senior Notes 3.00% due 03/01/2025	455,000	443,619
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	540,000	545,941
Metropolitan Life Global Funding I Sec. Notes 3.00% due 01/10/2023*	326,000	324,354

		3,001,865

Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	3,400,000	3,484,724
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	450,000	484,973
Massachusetts Mutual Life Insurance Co. Sub. Notes 4.50% due 04/15/2065*	350,000	323,547
New York Life Global Funding Sec. Notes 1.95% due 02/11/2020*	258,000	255,497
New York Life Global Funding Sec. Notes 2.15% due 06/18/2019*	550,000	552,484
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	264,458

		5,365,683

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	78,000	78,103
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	635,742
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,169

		764,014

Insurance-Reinsurance — 0.0%
Berkshire Hathaway, Inc. Senior Notes 3.40% due 01/31/2022	540,000	570,052

Internet Security — 0.1%
VeriSign, Inc. Company Guar. Notes 4.63% due 05/01/2023	2,300,000	2,304,140

Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	630,000	644,284
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	104,217

		748,501

Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp. Senior Notes 2.75% due 08/20/2021	720,000	723,433
Caterpillar Financial Services Corp. Notes 3.25% due 12/01/2024	180,000	179,001
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	118,667

		1,021,101

Machinery-Farming — 0.1%
John Deere Capital Corp. Senior Notes 1.55% due 12/15/2017	360,000	362,058
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	71,000	71,289
John Deere Capital Corp. Senior Notes 3.35% due 06/12/2024	450,000	460,255
John Deere Capital Corp. Senior Notes 3.40% due 09/11/2025	54,000	54,823

		948,425

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	180,000	184,118
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	270,000	279,615
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	2,000,000	2,102,534

		2,566,267

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	300,000	296,202
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	2,462,000	2,263,041

		2,559,243

Medical Products — 0.4%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	180,000	182,044
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	180,000	184,168
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	2,000,000	2,030,386
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	4,671,000	4,657,360

		7,053,958

Medical-Biomedical/Gene — 0.7%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	320,000	307,276
Amgen, Inc. Senior Notes 3.63% due 05/15/2022	720,000	739,183
Biogen, Inc. Senior Notes 3.63% due 09/15/2022	178,000	180,977
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	1,756,000	1,770,921
Celgene Corp. Senior Notes 1.90% due 08/15/2017	2,200,000	2,217,934
Celgene Corp. Senior Notes 2.88% due 08/15/2020	4,512,000	4,540,629
Celgene Corp. Senior Notes 3.55% due 08/15/2022	156,000	158,517
Celgene Corp. Senior Notes 3.63% due 05/15/2024	180,000	179,691
Celgene Corp. Senior Notes 5.00% due 08/15/2045	114,000	114,403
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	112,000	113,576
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	180,000	181,805
Gilead Sciences, Inc. Senior Notes 4.60% due 09/01/2035	86,000	87,311
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	1,195,000	1,208,834
Gilead Sciences, Inc. Senior Notes 4.80% due 04/01/2044	1,900,000	1,918,198

		13,719,255

Medical-Drugs — 0.7%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	256,000	253,452
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	3,511,000	3,349,308
Allergan, Inc. Company Guar. Notes 2.80% due 03/15/2023	300,000	280,855

Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	95,000	96,154
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	47,000	47,868
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	2,100,000	2,114,457
Forest Laboratories LLC Company Guar. Notes 4.88% due 02/15/2021*	5,188,000	5,612,046
Forest Laboratories LLC Senior Notes 5.00% due 12/15/2021*	450,000	486,341
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	131,000	130,279
Merck & Co., Inc. Senior Notes 3.70% due 02/10/2045	34,000	31,132
Zoetis, Inc. Senior Notes 3.25% due 02/01/2023	500,000	478,153

		12,880,045

Medical-Generic Drugs — 0.1%
Mylan, Inc. Senior Notes 1.35% due 11/29/2016	630,000	624,766
Mylan, Inc. Company Guar. Notes 1.80% due 06/24/2016	360,000	359,762

		984,528

Medical-HMO — 0.5%
Anthem, Inc. Senior Notes 3.50% due 08/15/2024	540,000	537,493
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	177,460
UnitedHealth Group, Inc. Senior Notes 1.90% due 07/16/2018	145,000	146,722
UnitedHealth Group, Inc. Senior Notes 3.35% due 07/15/2022	8,222,000	8,519,538
UnitedHealth Group, Inc. Senior Note 4.63% due 07/15/2035	160,000	169,789

		9,551,002

Medical-Hospitals — 0.0%
Texas Health Resources Senior Notes 4.33% due 11/15/2055	400,000	388,136

Medical-Wholesale Drug Distribution — 0.0%
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	105,000	107,161
Cardinal Health, Inc. Senior Notes 4.90% due 09/15/2045	90,000	91,848

		199,009

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 3.25% due 06/15/2025	240,000	239,687
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	150,649
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	100,860

		491,196

Metal-Copper — 0.1%
Freeport Minerals Corp. Company Guar. Notes 9.50% due 06/01/2031	250,000	243,149
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	1,720,000	1,345,040
Freeport-McMoRan, Inc. Company Guar. Notes 2.30% due 11/14/2017	270,000	253,800
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	144,000	102,195
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	266,000	189,858

		2,134,042

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 3.00% due 09/15/2022	540,000	535,968
Time Warner, Inc. Company Guar. Notes 3.55% due 06/01/2024	630,000	627,333
Time Warner, Inc. Company Guar. Notes 4.00% due 01/15/2022	630,000	659,571
Viacom, Inc. Senior Notes 2.75% due 12/15/2019	180,000	179,401
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	450,000	388,111
Walt Disney Co. Senior Notes 1.85% due 05/30/2019	450,000	452,952

Walt Disney Co. Senior Notes 3.15% due 09/17/2025	150,000	154,072

		2,997,408

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.90% due 03/04/2021	360,000	371,518
Cisco Systems, Inc. Senior Notes 3.00% due 06/15/2022	222,000	227,294
Cisco Systems, Inc. Senior Notes 3.50% due 06/15/2025	88,000	91,345
Cisco Systems, Inc. Senior Notes 3.63% due 03/04/2024	360,000	379,986

		1,070,143

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Company Guar. Notes 5.00% due 03/01/2020	450,000	496,520
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	116,000	113,235
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	42,000	39,332

		649,087

Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 2.75% due 09/01/2020	359,000	339,207

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc. Senior Notes 4.88% due 11/01/2043	180,000	126,778
Diamond Offshore Drilling, Inc. Senior Notes 5.70% due 10/15/2039	320,000	249,332
Nabors Industries, Inc. Company Guar. Notes 4.63% due 09/15/2021	270,000	245,771
Nabors Industries, Inc. Company Guar. Notes 5.00% due 09/15/2020	270,000	258,485

		880,366

Oil Companies-Exploration & Production — 0.3%
Anadarko Holding Co. Senior Notes 7.15% due 05/15/2028	308,000	351,481
Anadarko Petroleum Corp. Senior Notes 8.70% due 03/15/2019	360,000	424,448
Apache Corp. Senior Notes 5.10% due 09/01/2040	270,000	258,624
Apache Corp. Notes 6.00% due 01/15/2037	360,000	388,746
Chesapeake Energy Corp. Company Guar. Notes 5.75% due 03/15/2023	2,410,000	1,518,300
CNOOC Finance 2015 USA LLC Company Guar. Notes 3.50% due 05/05/2025	436,000	423,107
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	360,000	346,447
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	100,000	122,875
Devon Financing Corp. LLC Company Guar. Bonds 7.88% due 09/30/2031	200,000	245,381
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	245,000	304,503
Noble Energy, Inc. Senior Notes 4.15% due 12/15/2021	450,000	455,137
Noble Energy, Inc. Senior Notes 5.05% due 11/15/2044	180,000	164,690
Noble Energy, Inc. Company Guar. Notes 5.63% due 05/01/2021	256,000	259,582
Noble Energy, Inc. Company Guar. Notes 5.88% due 06/01/2022	194,000	195,412
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	114,000	115,285
Occidental Petroleum Corp. Senior Notes 4.63% due 06/15/2045	53,000	54,776

		5,628,794

Oil Companies-Integrated — 0.1%
ConocoPhillips Co. Company Guar. Notes 2.20% due 05/15/2020	123,000	122,743
ConocoPhillips Co. Company Guar. Notes 2.40% due 12/15/2022	540,000	516,102
ConocoPhillips Co. Company Guar. Notes 3.35% due 05/15/2025	225,000	221,482
Exxon Mobil Corp. Senior Notes 2.40% due 03/06/2022	450,000	449,363
Marathon Oil Corp. Senior Notes 2.80% due 11/01/2022	450,000	402,321

Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	100,000	102,452

		1,814,463

Oil Refining & Marketing — 0.1%
Phillips 66 Company Guar. Notes 4.30% due 04/01/2022	500,000	530,608
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,545,000	1,427,497

		1,958,105

Oil-Field Services — 0.1%
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc. Company Guar. Notes 6.88% due 02/15/2023	2,800,000	2,464,000
Halliburton Co. Senior Notes 3.50% due 08/01/2023	350,000	349,541

		2,813,541

Paper & Related Products — 0.2%
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	2,700,000	3,001,042

Pharmacy Services — 0.0%
Express Scripts Holding Co. Company Guar. Notes 3.50% due 06/15/2024	180,000	177,769
Express Scripts Holding Co. Company Guar. Notes 3.90% due 02/15/2022	540,000	557,619

		735,388

Pipelines — 1.3%
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	180,000	164,695
Buckeye Partners LP Senior Notes 2.65% due 11/15/2018	150,000	145,163
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	250,000	253,499
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	219,558
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	179,000	158,265
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	173,000	158,772
Energy Transfer Partners LP Senior Notes 5.15% due 02/01/2043	3,000,000	2,376,291
Energy Transfer Partners LP Senior Notes 5.15% due 03/15/2045	2,256,000	1,800,495
EnLink Midstream Partners LP Senior Notes 2.70% due 04/01/2019	187,000	182,863
EnLink Midstream Partners LP Senior Notes 4.15% due 06/01/2025	358,000	326,587
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	115,000	92,743
Enterprise Products Operating LLC Company Guar. Notes 3.35% due 03/15/2023	200,000	194,264
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	270,000	260,023
Enterprise Products Operating LLC Company Guar. Notes 3.90% due 02/15/2024	720,000	712,157
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	110,000	100,820
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	158,963
Gulf South Pipeline Co. LP Senior Notes 4.00% due 06/15/2022	945,000	883,617
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	4,700,000	3,861,464
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	95,106
Magellan Midstream Partners LP Senior Notes 4.25% due 02/01/2021	150,000	156,893
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	231,127
ONEOK Partners LP Company Guar. Notes 3.80% due 03/15/2020	270,000	271,833
ONEOK Partners LP Company Guar. Notes 4.90% due 03/15/2025	650,000	599,264
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	218,851
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.85% due 01/31/2023	630,000	576,572

Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.60% due 11/01/2024	180,000	168,111
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.65% due 10/15/2025	150,000	149,696
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.90% due 02/15/2045	270,000	239,848
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 02/01/2021	2,300,000	2,282,750
Spectra Energy Capital LLC Senior Notes 7.50% due 09/15/2038	370,000	397,095
Spectra Energy Capital LLC Company Guar. Notes 3.30% due 03/15/2023	540,000	477,819
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	1,800,000	2,068,963
Spectra Energy Partners LP Senior Notes 3.50% due 03/15/2025	313,000	292,284
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.25% due 04/01/2024	2,380,000	2,143,728
Sunoco Logistics Partners Operations LP Company Guar. Notes 4.95% due 01/15/2043	567,000	429,792
Western Gas Partners LP Senior Notes 5.38% due 06/01/2021	99,000	104,904
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	181,000	164,278
Williams Cos., Inc. Senior Notes 5.75% due 06/24/2044	3,282,000	2,402,024

		25,521,177

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 4.25% due 05/15/2020*	2,515,000	2,546,438

Real Estate Investment Trusts — 1.0%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,900,000	3,077,297
Boston Properties LP Senior Notes 3.80% due 02/01/2024	2,100,000	2,146,998
DDR Corp. Senior Notes 3.38% due 05/15/2023	2,500,000	2,379,788
Duke Realty LP Company Guar. Notes 3.88% due 02/15/2021	270,000	277,909
Equinix, Inc. Senior Notes 4.88% due 04/01/2020	2,200,000	2,299,000
Equity Commonwealth Senior Notes 5.88% due 09/15/2020	490,000	536,492
ERP Operating LP Senior Notes 2.38% due 07/01/2019	270,000	272,148
ERP Operating LP Senior Notes 4.75% due 07/15/2020	270,000	295,662
HCP, Inc. Senior Notes 3.88% due 08/15/2024	3,500,000	3,414,733
Health Care REIT, Inc. Senior Notes 3.75% due 03/15/2023	540,000	532,525
Mid-America Apartments LP Senior Notes 4.30% due 10/15/2023	2,500,000	2,540,570
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	289,587
Realty Income Corp. Senior Notes 3.25% due 10/15/2022	300,000	291,036
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	99,337
Simon Property Group LP Senior Notes 2.75% due 02/01/2023	360,000	352,253
Simon Property Group LP Senior Notes 3.75% due 02/01/2024	270,000	279,904
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 3.25% due 08/15/2022	250,000	243,312
Ventas Realty LP/Ventas Capital Corp. Company Guar. Notes 4.25% due 03/01/2022	630,000	652,592

		19,981,143

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	57,000	56,530

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	685,000	636,861
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,000,000	1,229,370

		1,866,231

Retail-Apparel/Shoe — 0.2%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	1,900,000	2,020,230
PVH Corp. Senior Notes 4.50% due 12/15/2022	2,300,000	2,305,750

		4,325,980

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc. Senior Notes 4.92% due 08/01/2034	270,000	244,661
Bed Bath & Beyond, Inc. Senior Notes 5.17% due 08/01/2044	2,000,000	1,805,392

		2,050,053

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	1,549,000	1,558,722
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	172,000	174,122
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	187,389
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	179,081
Lowe’s Cos, Inc. Senior Notes 3.38% due 09/15/2025	119,000	120,848
Lowe’s Cos., Inc. Senior Notes 5.50% due 10/15/2035	300,000	348,327

		2,568,489

Retail-Discount — 0.2%
Costco Wholesale Corp. Senior Notes 2.25% due 02/15/2022	215,000	211,576
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	3,100,000	2,961,312
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	913,000	907,010
Target Corp. Senior Notes 3.50% due 07/01/2024	270,000	280,709
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	270,000	280,437

		4,641,044

Retail-Drug Store — 0.7%
CVS Caremark Corp. Senior Notes 4.00% due 12/05/2023	810,000	855,858
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	4,979,000	5,136,466
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	3,064,000	3,284,868
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	605,000	604,617
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	3,100,000	3,076,766
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	460,000	426,365

		13,384,940

Retail-Regional Department Stores — 0.1%
Macy’s Retail Holdings, Inc. Company Guar. Notes 3.63% due 06/01/2024	450,000	433,032
Macy’s Retail Holdings, Inc. Company Guar. Notes 4.50% due 12/15/2034	280,000	250,720
Macy’s Retail Holdings, Inc. Company Guar. Notes 6.90% due 01/15/2032	200,000	242,793

		926,545

Retail-Restaurants — 0.1%
Starbucks Corp. Senior Notes 4.30% due 06/15/2045	153,000	156,002
Yum! Brands, Inc. Senior Notes 5.35% due 11/01/2043	1,173,000	946,573

		1,102,575

Satellite Telecom — 0.1%
SES Global Americas Holdings GP Company Guar. Notes 5.30% due 03/25/2044*	1,900,000	1,857,833

Security Services — 0.1%
ADT Corp. Senior Notes 6.25% due 10/15/2021	2,100,000	2,268,000

Special Purpose Entity — 0.0%
Murray Street Investment Trust I Company Guar. Notes 4.65% due 03/09/2017	300,000	311,929

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 4.00% due 08/01/2023	630,000	640,296
Steel Dynamics, Inc. Company Guar. Notes 5.13% due 10/01/2021	1,707,000	1,694,198

		2,334,494

Telecom Services — 0.0%
GTP Acquisition Partners I LLC Sec. Revenue Notes 2.35% due 06/15/2045*	155,000	153,211

Telephone-Integrated — 1.0%
AT&T, Inc. Senior Notes 2.45% due 06/30/2020	450,000	445,602
AT&T, Inc. Senior Notes 3.00% due 02/15/2022	900,000	888,343
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	403,000	395,294
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	56,000	54,341
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	4,818,000	4,506,540
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	119,000	109,261
BellSouth Corp. Senior Notes 6.55% due 06/15/2034	500,000	541,753
BellSouth Corp. Senior Notes 6.88% due 10/15/2031	977,000	1,087,693
Verizon Communications, Inc. Senior Notes 1.35% due 06/09/2017	810,000	810,866
Verizon Communications, Inc. Senior Notes 2.63% due 02/21/2020	300,000	302,980
Verizon Communications, Inc. Senior Notes 3.00% due 11/01/2021	450,000	453,390
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	630,000	592,157
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	1,440,000	1,605,033
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	500,000	577,881
Verizon Communications, Inc. Senior Notes 6.55% due 09/15/2043	5,200,000	6,224,546
Verizon Pennsylvania LLC Senior Notes 8.35% due 12/15/2030	600,000	759,451

		19,355,131

Television — 0.0%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	540,000	532,294

Tobacco — 0.4%
Reynolds American, Inc. Company Guar. Notes 3.25% due 11/01/2022	1,101,000	1,095,446
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	3,768,000	3,949,753
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,486,000	1,550,625
Reynolds American, Inc. Company Guar. Notes 8.13% due 06/23/2019*	1,800,000	2,128,381

		8,724,205

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.00% due 03/15/2023	300,000	297,340
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	719,269
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	407,823
CSX Corp. Senior Notes 3.40% due 08/01/2024	630,000	635,082
CSX Corp. Senior Notes 3.95% due 05/01/2050	70,000	60,831
Union Pacific Corp. Senior Notes 3.25% due 01/15/2025	540,000	551,051
Union Pacific Railroad Co. Pass Through Certs. 2.70% due 05/12/2027	380,000	373,107

		3,044,503

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 3.90% due 02/01/2035	270,000	247,316

Ryder System, Inc. Senior Notes 2.45% due 09/03/2019	360,000	358,123
Ryder System, Inc. Senior Notes 2.50% due 05/11/2020	147,000	145,015
Ryder System, Inc. Notes 2.88% due 09/01/2020	57,000	56,982

		807,436

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.38% due 02/01/2022*	250,000	244,027
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.25% due 01/17/2023*	360,000	363,290

		607,317

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	51,000	51,517

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	451,000	461,438

Total U.S. Corporate Bonds & Notes (cost $499,998,078)		482,732,842

FOREIGN CORPORATE BONDS & NOTES — 5.6%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 4.75% due 10/11/2021*	300,000	322,601

Agricultural Chemicals — 0.1%
Agrium, Inc. Senior Notes 3.38% due 03/15/2025	158,000	147,623
Agrium, Inc. Senior Notes 4.13% due 03/15/2035	660,000	589,351
Agrium, Inc. Senior Notes 5.25% due 01/15/2045	270,000	269,583
Potash Corp. of Saskatchewan, Inc. Senior Notes 3.00% due 04/01/2025	302,000	283,243

		1,289,800

Banks-Commercial — 1.2%
ANZ New Zealand International, Ltd. Company Guar. Notes 1.75% due 03/29/2018*	328,000	328,072
ANZ New Zealand International, Ltd. Company Guar. Notes 2.85% due 08/06/2020*	250,000	254,004
Bank of Montreal Senior Notes 1.40% due 04/10/2018	300,000	298,080
Bank of Montreal Senior Notes 1.80% due 07/31/2018	178,000	178,413
Bank of Nova Scotia FRS Senior Notes 0.63% due 04/11/2017	400,000	399,299
Bank of Nova Scotia Bonds 1.85% due 04/14/2020	550,000	543,258
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.15% due 09/14/2018*	250,000	250,260
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.70% due 09/09/2018*	2,200,000	2,240,830
Barclays Bank PLC Sub. Notes 7.63% due 11/21/2022	700,000	799,312
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,166,153
Canadian Imperial Bank of Commerce Sec. Notes 2.25% due 07/21/2020*	273,000	274,455
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Bank Guar. Notes 4.38% due 08/04/2025	250,000	255,065
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	1,600,000	1,752,000
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 3.75% due 03/26/2025*(4)	2,560,000	2,502,858
Credit Suisse Group Funding Guernsey, Ltd. Company Guar. Notes 4.88% due 05/15/2045*	250,000	250,069
Credit Suisse NY FRS Senior Notes 0.63% due 03/11/2016	400,000	399,762
Credit Suisse NY Senior Notes 3.00% due 10/29/2021	250,000	251,596
HSBC Bank PLC Senior Notes 4.75% due 01/19/2021*	1,260,000	1,396,942
ING Bank NV Senior Notes 1.80% due 03/16/2018*	600,000	599,983
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	2,950,000	3,243,059

Macquarie Bank, Ltd. Senior Notes 2.85% due 07/29/2020*	250,000	253,318
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	253,875
Nordea Bank AB Senior Notes 2.50% due 09/17/2020*	300,000	301,506
Nordea Bank AB Sub. Notes 4.25% due 09/21/2022*	450,000	459,895
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	300,000	317,561
Rabobank Nederland NV Company Guar. Notes 3.95% due 11/09/2022	400,000	404,407
Royal Bank of Canada Senior Notes 1.80% due 07/30/2018	380,000	380,915
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	400,000	399,788
Standard Chartered PLC Senior Notes 1.70% due 04/17/2018*	270,000	268,415
Svenska Handelsbanken AB Company Guar. Notes 2.40% due 10/01/2020	400,000	399,272
Toronto-Dominion Bank Senior Notes 1.75% due 07/23/2018	175,000	175,833
Toronto-Dominion Bank Senior Notes 2.25% due 11/05/2019	450,000	453,028
Westpac Banking Corp. Bonds 2.00% due 03/03/2020*	439,000	437,824

		22,889,107

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	300,000	299,292

Banks-Money Center — 0.4%
ABN AMRO Bank NV Senior Notes 1.80% due 06/04/2018*	438,000	436,360
ABN AMRO Bank NV Senior Notes 4.25% due 02/02/2017*	2,100,000	2,170,602
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	200,000	201,389
DBS Bank, Ltd. FRS Senior Sub. Notes 3.63% due 09/21/2022*	4,300,000	4,407,336
Lloyds Bank PLC Company Guar. Notes 1.75% due 03/16/2018	423,000	424,004
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	200,000	200,290
Mizuho Bank, Ltd. Company Guar. Notes 1.80% due 03/26/2018*	242,000	241,045

		8,081,026

Cellular Telecom — 0.1%
America Movil SAB de CV Company Guar. Notes 5.00% due 03/30/2020	810,000	891,507
Rogers Communications, Inc. Company Guar. Notes 4.10% due 10/01/2023	540,000	560,075
Rogers Communications, Inc. Company Guar. Notes 8.75% due 05/01/2032	136,000	186,278
Vodafone Group PLC Senior Notes 2.50% due 09/26/2022	190,000	177,974

		1,815,834

Chemicals-Diversified — 0.2%
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024	3,800,000	4,303,770

Cruise Lines — 0.1%
Carnival Corp. Company Guar. Notes 3.95% due 10/15/2020	2,100,000	2,193,992

Diversified Banking Institutions — 0.4%
Barclays PLC Senior Notes 2.88% due 06/08/2020	452,000	453,085
Barclays PLC Senior Notes 5.25% due 08/17/2045	2,274,000	2,357,274
BNP Paribas SA Sub. Notes 4.38% due 09/28/2025*	500,000	494,992
Credit Suisse Group Funding Guernsey Ltd Company Guar. Notes 3.80% due 09/15/2022*	250,000	252,280
Deutsche Bank AG Senior Notes 1.88% due 02/13/2018	92,000	91,616
Deutsche Bank AG Senior Notes 2.95% due 08/20/2020	200,000	200,565
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	450,479
HSBC Holdings PLC Sub. Notes 4.25% due 08/18/2025	200,000	201,213

HSBC Holdings PLC Sub. Notes 6.80% due 06/01/2038	600,000	760,367
UBS AG Senior Notes 5.75% due 04/25/2018	635,000	692,949
UBS Group Funding Jersey, Ltd. Company Guar. Notes 4.13% due 09/24/2025*(4)	1,627,000	1,634,185

		7,589,005

Diversified Financial Services — 0.2%
GE Capital International Funding Co. Company Guar. Notes 0.96% due 04/15/2016*	1,804,907	1,804,551
GE Capital International Funding Co. Company Guar. Notes 2.34% due 11/15/2020*	365,073	366,121
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*	2,011,668	2,033,670

		4,204,342

Diversified Manufacturing Operations — 0.1%
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 2.63% due 05/01/2020	180,000	178,677
Ingersoll-Rand Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	148,528
Pentair Finance SA Company Guar. Notes 2.90% due 09/15/2018	248,000	248,568
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.90% due 05/27/2022*	250,000	252,042
Tyco International Finance SA Company Guar. Notes 5.13% due 09/14/2045	60,000	63,051

		890,866

Diversified Minerals — 0.1%
BHP Billiton Finance USA, Ltd. Company Guar. Notes 3.85% due 09/30/2023	810,000	832,288
Teck Resources, Ltd. Company Guar. Notes 4.75% due 01/15/2022	720,000	468,900
Teck Resources, Ltd. Company Guar. Notes 5.40% due 02/01/2043	1,100,000	588,500

		1,889,688

Electric-Integrated — 0.3%
EDP Finance BV Senior Notes 5.25% due 01/14/2021*	3,065,000	3,210,385
Enel Finance International NV Company Guar. Notes 6.25% due 09/15/2017*	2,800,000	3,025,070

		6,235,455

Electronic Components-Misc. — 0.0%
Philips Electronics NV Senior Notes 3.75% due 03/15/2022	540,000	550,623

Finance-Investment Banker/Broker — 0.1%
Macquarie Group, Ltd. Senior Notes 3.00% due 12/03/2018*	449,000	455,448
Macquarie Group, Ltd. Senior Notes 6.25% due 01/14/2021*	1,260,000	1,427,658

		1,883,106

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 5.95% due 03/15/2024	2,300,000	1,888,709

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	354,613

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.20% due 03/11/2025*	2,040,000	1,967,117

Investment Management/Advisor Services — 0.0%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	125,000	125,933

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co. BV Company Guar. Notes 2.40% due 11/10/2016	400,000	404,636
Valeant Pharmaceuticals International, Inc. Senior Notes 6.75% due 08/15/2018*(4)	2,100,000	2,026,710

		2,431,346

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.00% due 03/12/2020	138,000	138,467
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	230,000	228,516
Actavis Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,835,000	1,748,909
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	800,000	768,978

		2,884,870

Metal-Diversified — 0.0%
Rio Tinto Finance USA PLC Company Guar. Notes 3.50% due 03/22/2022	540,000	543,823

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.85% due 09/29/2024	360,000	357,550

Oil & Gas Drilling — 0.1%
Ensco PLC Senior Notes 5.20% due 03/15/2025	132,000	110,243
Ensco PLC Senior Notes 5.75% due 10/01/2044	80,000	60,613
Noble Holding International, Ltd. Company Guar. Notes 4.00% due 03/16/2018	57,000	52,396
Noble Holding International, Ltd. Company Guar. Notes 6.05% due 03/01/2041	180,000	116,730
Odebrecht Offshore Drilling Finance, Ltd. Senior Notes 6.75% due 10/01/2023*	2,990,130	1,000,199

		1,340,181

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 1.75% due 01/15/2018	180,000	177,291
Canadian Natural Resources, Ltd. Senior Notes 3.90% due 02/01/2025	180,000	170,834
Canadian Natural Resources, Ltd. Senior Notes 6.45% due 06/30/2033	248,000	262,255
CNOOC Finance 2013, Ltd. Company Guar. Notes 1.13% due 05/09/2016	500,000	499,344
Sinopec Group Overseas Development 2012, Ltd. Company Guar. Notes 3.90% due 05/17/2022*	300,000	308,648
Sinopec Group Overseas Development 2014, Ltd. Company Guar. Notes 1.75% due 04/10/2017*	200,000	199,949

		1,618,321

Oil Companies-Integrated — 0.6%
BP Capital Markets PLC Company Guar. Notes 3.06% due 03/17/2022	148,000	148,686
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	182,601
BP Capital Markets PLC Company Guar. Notes 3.81% due 02/10/2024	720,000	741,985
Cenovus Energy, Inc. Senior Notes 3.00% due 08/15/2022	300,000	276,737
Cenovus Energy, Inc. Senior Notes 6.75% due 11/15/2039	297,000	312,826
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	158,616
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	180,093
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	100,000	101,000
Husky Energy, Inc. Senior Notes 3.95% due 04/15/2022	350,000	342,350
Pacific Rubiales Energy Corp. Company Guar. Notes 5.13% due 03/28/2023*	1,428,000	521,220
Pemex Project Funding Master Trust Company Guar. Notes 5.75% due 03/01/2018	500,000	531,075
Petro-Canada Notes 5.95% due 05/15/2035	200,000	224,318
Petro-Canada Senior Notes 6.05% due 05/15/2018	450,000	492,576
Petrobras Global Finance BV FRS Company Guar. Notes 2.69% due 03/17/2017	400,000	377,500
Petrobras Global Finance BV Company Guar. Notes 5.38% due 01/27/2021	540,000	439,425
Petrobras Global Finance BV Company Guar. Notes 6.25% due 03/17/2024	700,000	560,665
Petrobras Global Finance BV Company Guar. Notes 6.85% due 06/05/2049	38,000	26,076
Petrobras International Finance Co. Company Guar. Notes 7.88% due 03/15/2019	700,000	663,250
Petroleos Mexicanos Company Guar. Notes 4.25% due 01/15/2025*	180,000	171,270
Petroleos Mexicanos Company Guar. Bonds 5.50% due 01/21/2021	700,000	747,250
Shell International Finance BV Company Guar. Notes 2.13% due 05/11/2020	1,820,000	1,823,511
Shell International Finance BV Company Guar. Notes 2.38% due 08/21/2022	630,000	616,795

Shell International Finance BV Company Guar. Notes 4.13% due 05/11/2035	126,000	125,907
Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	200,000	252,775
Statoil ASA Company Guar. Notes 2.45% due 01/17/2023	720,000	694,347
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	89,711
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	180,000	179,191
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	540,000	593,309
Total Capital International SA Company Guar. Notes 2.70% due 01/25/2023	200,000	197,138
Total Capital International SA Company Guar. Notes 2.75% due 06/19/2021	720,000	729,829

		12,502,032

Oil-Field Services — 0.4%
Schlumberger Investment SA Company Guar. Notes 3.30% due 09/14/2021*	540,000	554,572
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*	6,200,000	6,162,781
Weatherford International, Ltd. Company Guar. Notes 4.50% due 04/15/2022	360,000	281,700

		6,999,053

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT VRS Sec. Notes 0.00% due 04/28/2027*†(4)(11)	731,485	21,945
Pabrik Kertas Tjiwi Kimia Tbk PT FRS Sec. Notes 3.32% due 04/28/2018*†(4)(11)	221,748	6,652
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.32% due 04/28/2018*†(4)(11)	337,563	0
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 3.32% due 04/28/2027*†(4)(11)	1,756,853	0

		28,597

Pipelines — 0.2%
APT Pipelines, Ltd. Company Guar. Notes 5.00% due 03/23/2035*	2,406,000	2,225,749
TransCanada PipeLines, Ltd. Senior Notes 1.88% due 01/12/2018	180,000	180,548
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	254,661
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	360,157

		3,021,115

Telephone-Integrated — 0.0%
France Telecom SA Senior Notes 9.00% due 03/01/2031	258,000	374,893

Television — 0.1%
Myriad International Holdings BV Company Guar. Notes 5.50% due 07/21/2025*	386,000	378,149
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	2,200,000	2,296,250

		2,674,399

Tobacco — 0.2%
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	4,571,000	4,627,132

Transport-Marine — 0.1%
Navios Maritime Holdings, Inc./Navios Maritime Finance II US, Inc. Senior Sec. Notes 7.38% due 01/15/2022*	2,400,000	1,887,000

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	51,000	54,899
Canadian Pacific Railway, Ltd. Senior Notes 4.50% due 01/15/2022	600,000	645,909

		700,808

Total Foreign Corporate Bonds & Notes (cost $115,520,806)		110,765,999

U.S. GOVERNMENT AGENCIES — 26.3%
Federal Home Loan Mtg. Corp. — 5.4%
3.00% due December TBA	1,683,000	1,745,411
3.00% due 03/01/2043	1,745,024	1,769,099
3.00% due 04/01/2043	131,897	133,362
3.00% due 05/01/2043	209,732	212,011
3.50% due 08/01/2026	78,640	83,084
3.50% due 02/01/2042	278,186	290,366
3.50% due 05/01/2042	72,117	75,185
3.50% due 07/01/2042	390,816	407,446
3.50% due 03/01/2043	223,593	232,971
3.50% due 09/01/2045	8,972,353	9,323,877
3.50% due January TBA	3,994,000	4,127,549
4.00% due 07/01/2025	222,533	237,278

4.00% due 10/01/2040	295,057	314,392
4.00% due 11/01/2040	182,421	194,359
4.00% due 11/01/2043	396,471	421,387
4.00% due 04/01/2044	2,200,445	2,345,103
4.50% due 07/01/2025	71,816	77,718
4.50% due 07/01/2040	1,295,689	1,404,942
4.50% due 03/01/2041	83,523	90,588
4.50% due 05/01/2041	185,611	201,452
4.50% due November TBA	1,756,525	1,899,517
5.00% due 09/01/2019	85,506	90,062
5.00% due 11/01/2035	49,249	53,888
5.00% due 10/01/2036	80,270	88,462
5.00% due 12/01/2036	43,022	47,384
5.00% due 10/01/2037	15,875	17,512
5.00% due 08/01/2039	49,083	54,463
5.00% due 01/01/2040	68,619	76,139
5.00% due 04/01/2040	37,046	40,570
5.50% due 10/01/2017	37,813	39,091
5.50% due 08/01/2019	124,206	131,703
5.50% due 05/01/2036	17,620	19,612
5.50% due 12/01/2036	4,148	4,623
5.50% due 01/01/2038	56,431	62,863
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K712, Class A2
1.87% due 11/25/2019(1)	5,163,000	5,200,984
Series K708, Class A2
2.13% due 01/25/2019(1)	4,650,000	4,715,716
Series K705, Class A2
2.30% due 09/25/2018(1)	4,743,382	4,839,219
Series K706, Class A2
2.32% due 10/25/2018(1)	5,315,000	5,423,877
Series K022, Class A2
2.36% due 07/25/2022(1)	6,900,000	6,909,374
Series K704, Class A2
2.41% due 08/25/2018(1)	944,000	965,676
Series KSMC, Class A2
2.62% due 01/25/2023(1)	10,325,000	10,435,221
Series K703, Class A2
2.70% due 05/25/2018(1)	500,000	514,740
Series K720, Class A2
2.72% due 06/25/2022(1)	930,138	952,385
Series K718, Class A2
2.79% due 01/25/2022(1)	1,699,000	1,747,579
Series K044, Class A2
2.81% due 01/25/2025(1)	1,464,000	1,474,480
Series K715, Class A2
2.86% due 01/25/2021(1)	205,000	212,379
Series K714, Class A2
3.03% due 10/25/2020 FRS(1)	1,042,000	1,088,587
Series K033, Class A2
3.06% due 07/25/2023 FRS(1)	4,682,000	4,861,308
Series K030, Class A2
3.25% due 04/25/2023 VRS(1)	5,200,000	5,479,158
Series K029, Class A2
3.32% due 02/25/2023 VRS(1)	3,000,000	3,176,920
Series K047, Class A2
3.33% due 05/25/2025(1)	2,283,000	2,389,500
Series K007, Class A2
4.22% due 03/25/2020(1)	365,949	401,254
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA
zero coupon/ due 11/15/2037(2)	1,583,845	1,474,023
Series 3582, Class MB
zero coupon/ due 10/15/2039(2)	1,345,085	1,239,997
Series 4077, Class MF
0.70% due 07/15/2042 FRS(2)	684,236	689,333
Series 4374, Class NC
1.75% due 02/15/2046(2)	1,786,610	1,857,980
Series 4371, Class GZ
2.00% due 05/15/2042(2)	1,222,484	928,310
Series 2691, Class ZU
Federal Home Loan Mtg. Corp. STRIPS
3.00% due 08/15/2042(2)	2,749,954	2,767,983
3.00% due 01/15/2044(2)	909,607	913,848
3.50% due 07/15/2042(2)	4,223,114	4,376,683
5.50% due 09/15/2033(2)	5,120,378	5,734,098

		107,084,081

Federal National Mtg. Assoc. — 14.4%
0.58% due 03/01/2025 FRS	7,898,392	7,898,999
0.69% due 11/01/2023 FRS	1,000,000	998,174
2.32% due 03/01/2023	3,796,654	3,786,725
2.35% due 01/01/2023	3,000,000	2,991,181
2.38% due 03/01/2023	7,884,353	7,891,225
2.41% due 05/01/2023	111,181	111,103
2.55% due 05/01/2023	114,877	115,820
2.70% due 04/01/2025	10,000,000	9,960,889
2.77% due 03/01/2022	513,956	526,635
2.81% due 06/01/2022	7,168,394	7,354,679
2.82% due 07/01/2022	3,136,061	3,179,227
2.83% due 05/01/2027	2,500,000	2,442,844
2.83% due 06/01/2027	2,000,000	1,951,686
2.84% due 04/01/2025	4,165,937	4,217,755
2.89% due 05/01/2027	4,000,000	3,953,603
2.92% due 02/01/2030	1,700,000	1,650,372
2.92% due 05/01/2030	2,000,000	2,026,589
2.93% due 01/01/2025	3,080,000	3,135,719
2.94% due 05/01/2030	1,680,000	1,618,515
2.96% due 06/01/2027	2,000,000	1,987,553
2.97% due 06/01/2030	2,000,000	1,945,182
3.00% due 03/01/2027	81,509	85,084
3.00% due 04/01/2027	519,352	542,135
3.00% due 04/01/2030	373,231	388,605
3.00% due November TBA	3,385,925	3,521,997
3.00% due 05/01/2043	855,225	865,628
3.03% due 04/01/2030	2,000,000	1,943,217
3.04% due 12/01/2024	2,738,325	2,812,332
3.05% due 09/01/2024	5,836,440	6,026,338
3.07% due 09/01/2024	4,424,052	4,574,128
3.10% due 09/01/2025	3,300,000	3,365,881
3.12% due 06/01/2035	2,000,000	2,015,844
3.13% due 04/01/2030	5,000,000	4,940,023
3.13% due 06/01/2030	1,000,000	1,014,067

3.16% due 02/01/2032	2,840,000	2,880,447
3.20% due 06/01/2030	1,000,000	995,601
3.23% due 11/01/2020	4,846,269	5,146,408
3.30% due 10/01/2021	12,329,226	12,952,085
3.30% due 07/01/2030	1,005,000	1,005,925
3.48% due 11/01/2020	4,091,586	4,371,653
3.49% due 12/01/2020	4,117,721	4,392,444
3.50% due 04/01/2022	337,813	356,757
3.50% due 11/01/2041	36,432	37,948
3.50% due 01/01/2042	446,836	467,769
3.50% due 04/01/2043	182,579	190,418
3.50% due 07/01/2043	361,954	377,426
3.50% due 03/01/2045	2,052,465	2,137,889
3.77% due 12/01/2025	1,500,000	1,598,638
3.84% due 05/01/2018	2,740,000	2,909,220
3.99% due 07/01/2021	1,488,566	1,628,324
4.00% due 04/01/2020	2,156,910	2,252,021
4.00% due 01/01/2035	7,484,821	8,095,806
4.00% due 09/01/2040	1,801,124	1,920,763
4.00% due 02/01/2041	397,240	423,849
4.00% due 01/01/2042	4,766,091	5,088,712
4.00% due 07/01/2043	1,299,474	1,384,052
4.00% due 09/01/2044	13,532,005	14,412,696
4.00% due 11/01/2044	10,628,753	11,320,494
4.00% due 02/01/2045	12,320,865	13,122,732
4.08% due 01/01/2029	868,726	942,918
4.13% due 07/01/2020	2,484,689	2,702,946
4.26% due 12/01/2019	297,304	322,971
4.30% due 06/01/2021	968,406	1,069,342
4.50% due 08/01/2018	268,902	278,471
4.50% due 05/01/2025	40,807	44,072
4.50% due 03/01/2034	178,459	194,877
4.50% due 01/01/2040	3,037,432	3,299,902
4.50% due 05/01/2040	62,368	68,203
4.50% due 10/01/2040	69,216	75,704
4.50% due 02/01/2041	606,052	658,479
4.50% due 04/01/2041	3,288,035	3,572,538
4.50% due 04/01/2044	218,386	237,142
4.68% due 09/01/2019	275,000	303,707
5.00% due 03/01/2034	35,471	39,834
5.00% due 04/01/2034	56,903	62,999
5.00% due 05/01/2035	31,790	35,083
5.00% due 07/01/2035	88,016	96,889
5.00% due 08/01/2035	72,775	80,621
5.00% due 09/01/2035	24,042	26,836
5.00% due 10/01/2035	101,632	112,023
5.00% due 10/01/2039	47,911	53,594
5.00% due 11/01/2039	111,875	124,869
5.00% due 12/01/2039	109,762	122,787
5.00% due 02/01/2040	92,827	103,867
5.00% due 06/01/2040	71,369	79,332
5.00% due 03/01/2042	13,573,208	15,051,280
5.34% due 06/01/2018	231,991	250,863
5.50% due 11/01/2034	7,750	8,745
5.50% due 01/01/2036	307,212	346,081
5.50% due 11/01/2036	94,546	106,287
5.50% due 06/01/2037	368,904	413,645
5.50% due 08/01/2037	280,316	316,086
5.50% due 01/01/2038	60,753	68,113
5.50% due 12/01/2038	6,603,472	7,450,169
5.57% due 03/01/2038	3,429,913	3,854,575
6.00% due 02/01/2033	69,149	78,654
6.00% due 10/01/2035	30,724	34,789
6.00% due 01/01/2036	40,777	46,494
6.00% due 02/01/2037	31,775	36,036
6.00% due 03/01/2037	20,057	22,892
6.00% due 04/01/2037	22,867	26,042
6.00% due 06/01/2037	325,704	369,263
6.00% due 06/01/2038	106,569	121,594
6.00% due 10/01/2038	23,005	26,106
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO
zero coupon/ due 03/25/2038(2)	2,471,683	2,300,573
Series 2007-114, Class A6
0.40% due 10/27/2037 FRS(2)	1,466,261	1,458,456
Series 2012-96, Class CB
1.50% due 04/25/2039(2)	2,089,750	2,007,625
Series 2015-M7, Class A2
2.59% due 12/25/2024(1)	3,280,000	3,283,741
Series 2015-M3, Class A2
2.72% due 10/25/2024(1)	15,000,000	14,934,503
Series 2015-N8, Class A2
2.90% due 01/25/2025 VRS(1)	2,000,000	2,020,586
Series 2015-M2, Class A3
3.05% due 12/25/2024 FRS(1)	973,966	1,010,933
Series 2015-M10, Class A2
3.09% due 04/25/2027 FRS(1)	1,556,000	1,593,243
Series 2011-104, Class NY
4.00% due 03/25/2039(2)	1,672,647	1,749,532
Series 2010-45, Class A1
5.00% due 02/25/2021(2)(9)	5,001,732	314,944
Series 2010-47, Class MB 5.00% due 09/25/2039(2)	3,000,000	3,377,393
Series 2005-93, Class PZ
5.50% due 10/25/2035(2)	1,215,216	1,410,181
Series 2002-56, Class ZQ
6.00% due 09/25/2032(2)	1,066,950	1,215,086
Series 2005-109, Class GE
6.00% due 12/25/2035(2)	1,397,000	1,516,616
Series 2009-39, Class Z
6.00% due 06/25/2039(2)	2,685,381	3,191,690

		286,032,653

Government National Mtg. Assoc. — 5.7%
3.50% due 10/20/2033	1,443,614	1,523,314
3.50% due 11/15/2040	174,685	182,992
3.50% due 12/15/2041	165,344	173,986
3.50% due 02/15/2042	400,520	420,205
3.50% due 04/15/2042	66,989	70,281
3.50% due November TBA	5,123,000	5,367,643
3.50% due December TBA	13,810,000	14,436,034
4.00% due 12/20/2042	1,598,347	1,715,888
4.00% due 09/20/2044	915,094	982,702
4.25% due 01/20/2045	2,671,963	2,889,836
4.25% due 02/20/2045	2,666,859	2,887,359

4.25% due 04/20/2045	1,982,029	2,139,162
4.25% due 06/20/2045	1,248,624	1,348,238
4.50% due 04/15/2039	118,137	130,145
4.50% due 05/15/2039	77,444	85,174
4.50% due 09/15/2039	80,363	88,614
4.50% due 01/15/2040	472,123	512,876
4.50% due 02/15/2040	600,076	652,715
4.50% due 03/15/2040	277,870	301,620
4.50% due 04/15/2040	313,487	341,703
4.50% due 06/15/2040	345,309	377,728
4.50% due 07/15/2040	136,234	148,806
4.50% due 01/20/2041	221,537	241,249
4.50% due 06/20/2041	239,639	261,480
4.50% due 09/20/2041	3,504,105	3,823,480
4.50% due 07/20/2045	3,035,000	3,272,670
5.50% due 12/15/2036	123,377	138,982
5.50% due 04/15/2038	34,221	38,243
5.50% due 01/20/2042	113,677	127,641
6.00% due 12/15/2032	54,734	63,313
6.00% due 01/15/2039	108,471	124,182
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP
zero coupon/ due 12/20/2040(2)	523,960	479,858
Series 2015-H15, Class FJ
0.64% due 06/20/2065 FRS(2)	998,831	983,622
Series 2015-H16, Class FG
0.64% due 07/20/2065 FRS(2)	2,122,220	2,096,004
Series 2015-H16, Class FL
0.64% due 07/20/2065 FRS(2)	3,527,022	3,472,086
Series 2011-H06, Class FA
0.65% due 02/20/2061 FRS(2)	1,903,396	1,899,378
Series 2015-H07, Class ES
0.66% due 02/20/2065 FRS(2)	3,606,237	3,585,717
Series 2015-H08, Class FC
0.67% due 03/20/2065 FRS(2)	8,969,505	8,941,649
Series 2015-H05, Class FC
0.68% due 02/20/2065 FRS(2)	4,951,865	4,939,496
Series 2015-H06, Class FA
0.68% due 02/20/2065 FRS(2)	4,591,998	4,558,786
Series 2015-H10, Class FC
0.68% due 04/20/2065 FRS(2)	4,997,795	4,982,082
Series 2015-H12, Class FA
0.68% due 05/20/2065 FRS(2)	2,935,531	2,935,195
Series 2013-H18, Class EA
0.70% due 07/20/2063 FRS(2)	2,687,074	2,696,193
Series 2015-H26, Class FG
0.71% due 10/20/2065 FRS(2)(11)	1,039,000	1,027,311
Series 2015-H23, Class FB
0.72% due 09/20/2065 FRS(2)	1,496,623	1,479,877
Series 2012-H08, Class FB
0.80% due 03/20/2062 FRS(2)	2,404,753	2,405,552
Series 2014-H09, Class TA
0.80% due 04/20/2064 FRS(2)	1,309,723	1,307,464
Series 2014-168, Class VB
3.50% due 06/16/2047 FRS(1)	967,029	1,025,297
Series 2005-55, Class Z
4.75% due 07/20/2035(2)	7,042,749	7,676,763
Series 2009-92, Class ZC
5.00% due 10/20/2039(2)	2,518,616	2,957,899
Series 2010-105, Class B
5.00% due 08/20/2040(2)	2,000,000	2,287,099
Series 2015-137, Class WA
5.48% due 01/20/2038 VRS(2)	99,540	111,710
Series 2009-33, Class DB
5.50% due 05/20/2039(2)	1,672,125	1,825,520
Series 2015-137, Class W
5.55% due 10/20/2040 VRS(2)	4,020,620	4,501,946

		113,044,765

Resolution Funding Corp — 0.2%
Resolution Funding Corp. STRIPS zero coupon due 10/15/2019	1,350,000	1,260,997
zero coupon due 07/15/2020	1,350,000	1,237,257

		2,498,254

Small Business Administration — 0.6%
Small Business Administration
Series 2013-20D, Class 1
2.08% due 04/01/2033	1,576,622	1,553,759
Series 2012-20H, Class 1
2.37% due 08/01/2032	1,138,651	1,139,560
Series 2013-20F, Class 1
2.45% due 06/01/2033	2,513,923	2,523,394
Series 2013-20G, Class 1
3.15% due 07/01/2033	3,212,589	3,350,869
Series 2013-20H, Class 1
3.16% due 08/01/2033	3,020,216	3,152,762
Series 2013-20I, Class 1
3.62% due 09/01/2033	1,524,007	1,628,404

		13,348,748

Tennessee Valley Authority — 0.0%
Tennessee Valley Authority 4.25% due 09/15/2065	645,000	640,202

Total U.S. Government Agencies (cost $525,926,701)		522,648,703

U.S. GOVERNMENT TREASURIES — 29.1%
United States Treasury Bonds — 8.1%
1.75% due 01/15/2028 TIPS(5)	1,331,015	1,477,600
2.50% due 01/15/2029 TIPS(5)	4,229,291	5,099,378
2.88% due 05/15/2043	15,900,000	15,721,952
3.50% due 02/15/2039	1,710,000	1,919,697
4.25% due 05/15/2039	270,000	338,277
4.38% due 02/15/2038	1,000,000	1,279,141
4.50% due 02/15/2036	4,400,000	5,719,485
4.50% due 05/15/2038	450,000	585,592
4.50% due 08/15/2039	450,000	584,057
5.00% due 05/15/2037	2,000,000	2,779,844
5.25% due 11/15/2028	90,000	119,075
6.00% due 02/15/2026	200,000	270,875
United States Treasury Bonds STRIPS
zero coupon due 11/15/2017	900,000	885,099
zero coupon due 02/15/2018	1,710,000	1,675,131
zero coupon due 11/15/2018	2,250,000	2,175,068

United States Treasury Bonds STRIPS
zero coupon due 05/15/2019	5,940,000	5,675,718
zero coupon due 08/15/2019	4,680,000	4,447,114
zero coupon due 11/15/2019	5,040,000	4,755,804
zero coupon due 02/15/2020	1,080,000	1,013,565
zero coupon due 05/15/2020	8,820,000	8,203,905
zero coupon due 08/15/2020	3,660,000	3,389,896
zero coupon due 02/15/2021	7,740,000	7,064,236
zero coupon due 05/15/2021	11,790,000	10,669,938
zero coupon due 08/15/2021	2,430,000	2,183,054
zero coupon due 11/15/2021	60,000	53,617
zero coupon due 02/15/2022	2,070,000	1,832,540
zero coupon due 05/15/2022	3,180,000	2,792,727
zero coupon due 08/15/2022	4,500,000	3,924,207
zero coupon due 11/15/2022	6,660,000	5,785,042
zero coupon due 02/15/2023	7,735,000	6,667,214
zero coupon due 05/15/2023	9,720,000	8,306,430
zero coupon due 08/15/2023	2,345,000	1,989,329
zero coupon due 05/15/2024	90,000	74,527
zero coupon due 11/15/2024	180,000	146,634
zero coupon due 02/15/2025	400,000	322,778
zero coupon due 08/15/2026	90,000	69,194
zero coupon due 11/15/2026	3,240,000	2,470,578
zero coupon due 02/15/2027	5,490,000	4,151,823
zero coupon due 05/15/2027	2,430,000	1,822,301
zero coupon due 08/15/2027	1,170,000	870,023
zero coupon due 11/15/2027	1,620,000	1,194,896
zero coupon due 02/15/2028	1,800,000	1,315,381
zero coupon due 05/15/2028	2,970,000	2,152,303
zero coupon due 08/15/2028	1,440,000	1,034,703
zero coupon due 11/15/2028	1,260,000	897,221
zero coupon due 02/15/2029	1,800,000	1,271,005
zero coupon due 05/15/2029	1,260,000	882,598
zero coupon due 08/15/2029	2,070,000	1,437,642
zero coupon due 11/15/2029	3,600,000	2,481,019
zero coupon due 02/15/2030	3,330,000	2,276,405
zero coupon due 05/15/2030	2,700,000	1,831,386
zero coupon due 08/15/2030	2,660,000	1,788,462
zero coupon due 11/15/2030	810,000	540,041
zero coupon due 02/15/2031	1,260,000	833,540
zero coupon due 05/15/2031	2,520,000	1,652,430
zero coupon due 11/15/2031	1,440,000	927,978
zero coupon due 02/15/2032	2,490,000	1,589,327
zero coupon due 05/15/2032	2,160,000	1,366,213
zero coupon due 08/15/2032	600,000	376,261
zero coupon due 11/15/2032	1,970,000	1,224,979
zero coupon due 02/15/2033	490,000	301,852
zero coupon due 05/15/2033	2,200,000	1,342,653
zero coupon due 08/15/2033	630,000	381,154
zero coupon due 11/15/2033	540,000	323,943
zero coupon due 02/15/2034	540,000	321,135
zero coupon due 05/15/2034	1,960,000	1,156,081
zero coupon due 08/15/2034	540,000	315,930
zero coupon due 11/15/2034	630,000	365,519
zero coupon due 02/15/2035	540,000	310,656
zero coupon due 05/15/2035	990,000	564,925

		161,770,103

United States Treasury Notes — 21.0%
0.13% due 04/15/2019 TIPS(5)	732,312	731,158
0.13% due 01/15/2022 TIPS(5)	4,085,562	3,988,690
0.38% due 02/15/2016	49,342,300	49,371,215
0.88% due 12/31/2016	67,900,000	68,193,532
1.00% due 12/15/2017	41,000,000	41,161,745
1.00% due 06/30/2019	1,170,000	1,159,077
1.25% due 10/31/2018	26,000,000	26,148,278
1.38% due 02/28/2019	2,700,000	2,718,211
1.38% due 01/15/2020 TIPS	2,005,840	2,100,203
1.50% due 08/31/2018	1,260,000	1,277,194
1.63% due 06/30/2019	48,200,000	48,797,487
1.63% due 12/31/2019	25,000,000	25,221,350
1.75% due 05/15/2023	500,000	492,123
2.00% due 01/15/2016 TIPS(5)	2,161,404	2,159,180
2.00% due 02/28/2021	540,000	550,448
2.00% due 10/31/2021	9,500,000	9,626,416
2.38% due 08/15/2024	1,500,000	1,533,633
2.63% due 08/15/2020	13,000,000	13,653,211
2.63% due 11/15/2020	270,000	283,549
2.75% due 05/31/2017	3,150,000	3,254,221
2.75% due 02/28/2018	4,050,000	4,224,235
2.75% due 02/15/2019(10)	48,452,000	50,942,094
3.13% due 01/31/2017	13,000,000	13,417,924
3.13% due 05/15/2019	1,980,000	2,108,597
3.25% due 12/31/2016	16,170,000	16,683,737
3.50% due 02/15/2018	4,590,000	4,863,486
4.50% due 05/15/2017	4,590,000	4,861,457
5.13% due 05/15/2016	16,900,000	17,331,406

		416,853,857

Total U.S. Government Treasuries (cost $584,963,346)		578,623,960

MUNICIPAL BONDS & NOTES — 0.2%
State of California General Obligation Bonds 7.30% due 10/01/2040	360,000	510,916
State of California General Obligation Bonds 7.60% due 11/01/2040	2,700,000	4,042,818

Total Municipal Bonds & Notes (cost $4,615,155)		4,553,734

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Electric-Distribution — 0.0%
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	491,443

Regional Authority — 0.1%
Province of Quebec Notes 7.13% due 02/09/2024	540,000	702,288

Sovereign — 0.2%
Israel Government AID Government Guar. Notes zero coupon due 05/01/2023	380,000	313,943
Israel Government AID Government Guar. Notes zero coupon 11/01/2024	1,350,000	1,042,717

Republic of Colombia
Senior Notes 4.50% due 01/28/2026	314,000	310,860
Republic of Panama
Senior Notes 3.75% due 03/16/2025	200,000	198,000
Republic of Peru
Senior Notes 5.63% due 11/18/2050	54,000	58,320
Republic of Turkey
Senior Notes 4.25% due 04/14/2026	231,000	221,760
United Mexican States
Senior Notes 3.50% due 01/21/2021	1,260,000	1,295,910
United Mexican States
Senior Notes 4.75% due 03/08/2044	1,080,000	1,026,000

		4,467,510

Total Foreign Government Obligations (cost $5,885,406)		5,661,241

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.6%
Banks-Commercial — 0.1%
BPCE SA FRS
12.50% due 09/30/2019*(6)	1,600,000	2,076,000

Banks-Super Regional — 0.1%
Wells Fargo & Co. VRS
Series U 5.88% due 06/15/2025(6)	2,000,000	2,115,400

Diversified Banking Institutions — 0.3%
Bank of America Corp. VRS
Series Z 6.50% due 03/17/2024(6)	2,200,000	2,299,022
Bank of America Corp. VRS
Series AA 6.10% due 03/17/2025(6)	2,078,000	2,101,377
Royal Bank of Scotland Group PLC VRS
7.50% due 08/10/2020(6)	1,852,000	1,916,820
Royal Bank of Scotland Group PLC VRS
8.00% due 08/10/2025(6)	531,000	554,895

		6,872,114

Diversified Financial Services — 0.1%
General Electric Capital Corp. FRS
6.38% due 11/15/2067	1,200,000	1,281,600

Total Preferred Securities/Capital Securities (cost $12,188,316)		12,345,114

WARRANTS — 0.0%
Banks-Commercial — 0.0%
Central Bank of Nigeria VRS
Expires 11/15/2020 (strike price $250.00)†(4)(11) (cost $0)	250	0

Total Long-Term Investment Securities (cost $1,995,845,442)		1,961,839,038

SHORT-TERM INVESTMENT SECURITIES — 2.9%
Commercial Paper — 2.5%
General Electric Co.
0.08% due 11/02/2015	37,952,000	37,952,000
HSBC USA, Inc.	11,681,000	11,681,000

0.05% due 11/02/2015*(12)		49,633,000

Registered Investment Companies — 0.4%
SSgA Prime Money Market Fund Class N 0.09%(8)	8,910,029	8,910,029

Total Short-Term Investment Securities (cost $58,542,928)		58,543,029

TOTAL INVESTMENTS (cost $2,054,388,370)(7)	101.6%	2,020,382,067
Liabilities in excess of other assets	(1.6)	(31,045,104)

NET ASSETS	100.0%	$1,989,336,963

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $273,213,993 representing 13.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	Collateralized Loan Obligation
(4)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $50,921,226 representing 2.6% of net assets.
(5)	Principal amount of security is adjusted for inflation.
(6)	Perpetual maturity — maturity date reflects the next call date.
(7)	See Note 4 for cost of investments on a tax basis.
(8)	The rate shown is the 7-day yield as of October 31, 2015
(9)	Interest only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.
(11)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; See Note 1.
(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
HSBC USA, Inc
0.05% due 11/02/2015	10/30/2015	$11,681,000	$11,680,984	$11,681,000	$100.00	0.59%

TBA	— Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS —	Treasury Inflation Protected Securities
REMIC —	Real Estate Mortgage Investment Conduit
STRIPS —	Separate Trading of Registered Interest and Principal Securities
FRS —	Floating Rate Security
VRS —	Variable Rate Security

The rates shown on FRS and VRS are the current rates as of October 31,2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
135	Short	U.S. Treasury 10 YR Notes	December 2015	17,157,168	17,237,812	$(80,644)
70	Long	U.S. Ultra Bonds	December 2015	11,277,122	11,182,500	(94,622)

						$(175,266)

Centrally Cleared Credit Default Swaps on Credit Indicies — Buy Protection@(3)
Reference Obligation	Fixed Deal (Pay) Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2015 (2)	Notional Amount (1)	Value at October 31, 2015 (4)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	(5.00%)	6/20/2020	JPMorgan Chase	3.5254%	$4,851,000	($279,279)	($316,953)	$37,674

@	Illiquid security. At October 31, 2015, the aggregate value of these securities was $37,674 representing 0.0% of net assets.
(1)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$236,463,052	$8,044,393	$244,507,445
U.S. Corporate Bonds & Notes:
Finance-Auto Loans	—	—	18,574,284	18,574,284
Other Industries	—	464,158,558	—	464,158,558
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	28,597	28,597
Other Industries	—	110,737,402	—	110,737,402
U.S. Government Agencies:
Government National Mtg. Assoc.	—	112,017,454	1,027,311	113,044,765
Other U.S. Government Agencies	—	409,603,938	—	409,603,938
U.S. Government Treasuries	—	578,623,960	—	578,623,960
Municipal Bonds & Notes	—	4,553,734	—	4,553,734
Foreign Government Obligations	—	5,661,241	—	5,661,241
Preferred Securities/Capital Securities	—	12,345,114	—	12,345,114
Warrants	—	—	0	0
Short Term Investment Securities:
Commercial Paper	—	49,633,000	—	49,633,000
Registered Investment Companies	8,910,029	—	—	8,910,029

Total Investments at Value	$8,910,029	$1,983,797,453	$27,674,585	$2,020,382,067

Other Financial Instruments:+
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	$—	$37,674	$—	$37,674

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$175,266	$—	$—	$175,266

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures and swaps which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobservable inputs were used to determine fair value:

	Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	U.S. Government Agencies	Warrants
Balance as of 01/31/2015	$—	$18,547,304	$107,314	$—	$0
Accrued discounts	—	—	—	—	—
Accrued premiums	—	—	—	—	—
Realized gain	1,395	—	18,371	—	—
Realized loss	—	—	—	—	—
Change in unrealized appreciation(1)	2,912	26,980	38,760	649	—
Change in unrealized depreciation(1)	(18,410)	—	(52,661)	—	—
Net purchases	9,166,859	—	—	1,026,662	—
Net sales	(1,108,363)	—	(83,187)	—	—
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—

Balance as of 10/31/2015	$8,044,393	$18,574,284	$28,597	$1,027,311	$0

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at October 31, 2015 includes:

Asset Backed Securities	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	U.S. Government Agencies	Warrants
$(15,498)	$26,980	$(13,901)	$649	$—

Any difference between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at October 31, 2015.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 10/31/2015(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
Asset Backed Securities	$1,851,926	Market Approach	Transaction Price	$100.00
U.S. Corporate Bonds & Notes	$18,574,284	Market Approach	Benchmark Base Price	$98.21
Foreign Corporate Bond & Notes	$28,597	Income Approach	Future Cash Flows*	$0.00 - $3.00 ($1.50)
Warrants	$0	Income Approach	Future Cash Flows*	$0.00

(1)	The Portfolio’s other securities classified as Level 3, with a fair value of $7,219,778 at October 31, 2015, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Balanced Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.9%
Aerospace/Defense — 1.3%
General Dynamics Corp.	3,800	$564,604
Northrop Grumman Corp.	8,600	1,614,650
Raytheon Co.	1,310	153,794
Spirit AeroSystems Holdings, Inc., Class A†	10,400	548,496

		2,881,544

Aerospace/Defense-Equipment — 0.3%
Curtiss-Wright Corp.	2,500	173,900
United Technologies Corp.	4,942	486,342

		660,242

Agricultural Chemicals — 0.1%
Mosaic Co.	5,535	187,028

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	28,000	1,278,480
Bunge, Ltd.	6,900	503,424

		1,781,904

Airlines — 1.3%
Alaska Air Group, Inc.	3,200	244,000
Delta Air Lines, Inc.	30,294	1,540,147
Southwest Airlines Co.	11,300	523,077
United Continental Holdings, Inc.†	11,576	698,149

		3,005,373

Apparel Manufacturers — 0.1%
Ralph Lauren Corp.	1,082	119,853
VF Corp.	1,511	102,023

		221,876

Appliances — 0.2%
Whirlpool Corp.	2,200	352,308

Applications Software — 2.0%
Microsoft Corp.	83,689	4,405,389

Audio/Video Products — 0.2%
Harman International Industries, Inc.	4,880	536,605

Auto-Cars/Light Trucks — 1.0%
Ford Motor Co.	28,000	414,680
General Motors Co.	53,499	1,867,650

		2,282,330

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	9,192	483,959

Auto/Truck Parts & Equipment-Original — 0.1%
Allison Transmission Holdings, Inc.	9,100	261,170
Magna International, Inc.	1,282	67,600

		328,770

Banks-Commercial — 0.1%
SVB Financial Group†	1,096	133,789

Banks-Super Regional — 2.2%
Fifth Third Bancorp	9,100	173,355
KeyCorp	8,171	101,484
PNC Financial Services Group, Inc.	2,700	243,702
Wells Fargo & Co.	81,875	4,432,712

		4,951,253

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	11,700	501,111

Beverages-Non-alcoholic — 0.6%
Coca-Cola Co.	10,622	449,842
PepsiCo, Inc.	8,324	850,629

		1,300,471

Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,643	320,948

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	132	6,908

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,061	164,614
Vulcan Materials Co.	717	69,248

		233,862

Building Products-Wood — 0.2%
Masco Corp.	12,018	348,522

Building-Residential/Commercial — 0.5%
D.R. Horton, Inc.	12,309	362,377
PulteGroup, Inc.	4,632	84,905
Toll Brothers, Inc.†	21,565	775,693

		1,222,975

Cable/Satellite TV — 0.8%
Cable One, Inc.†	435	188,547
Charter Communications, Inc., Class A†	2,728	520,884
Comcast Corp., Class A	10,556	661,017
DISH Network Corp., Class A†	5,995	377,505

		1,747,953

Chemicals-Diversified — 0.7%
Axiall Corp.	3,428	69,417
Dow Chemical Co.	4,027	208,075
E.I. du Pont de Nemours & Co.	2,978	188,805
LyondellBasell Industries NV, Class A	11,900	1,105,629

		1,571,926

Commercial Services — 0.2%
ServiceMaster Global Holdings, Inc.†	10,300	367,195

Commercial Services-Finance — 0.4%
H&R Block, Inc.	3,900	145,314
MasterCard, Inc., Class A	6,115	605,324
Western Union Co.	10,000	192,500

		943,138

Computer Services — 0.8%
Accenture PLC, Class A	7,203	772,161
Amdocs, Ltd.	5,100	303,807
Cognizant Technology Solutions Corp., Class A†	2,826	192,479
Leidos Holdings, Inc.	10,300	541,471

		1,809,918

Computers — 3.1%
Apple, Inc.	53,538	6,397,791
HP Inc.†	16,682	449,747

		6,847,538

Computers-Memory Devices — 0.3%
NetApp, Inc.	8,100	275,400
SanDisk Corp.	4,700	361,900

		637,300

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.†	7,629	404,642

Containers-Paper/Plastic — 0.2%
Sealed Air Corp.	11,000	540,320

Cosmetics & Toiletries — 0.3%
Colgate-Palmolive Co.	2,881	191,154
Procter & Gamble Co.	6,617	505,407

		696,561

Cruise Lines — 0.3%
Carnival Corp.	2,447	132,334
Royal Caribbean Cruises, Ltd.	4,572	449,656

		581,990

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	6,825	497,679

Decision Support Software — 0.1%
MSCI, Inc.	4,400	294,800

Diagnostic Equipment — 0.0%
Danaher Corp.	84	7,838

Diversified Banking Institutions — 2.4%
Bank of America Corp.	87,835	1,473,872
Citigroup, Inc.	34,413	1,829,739
Goldman Sachs Group, Inc.	5,180	971,250
Morgan Stanley	34,061	1,122,991

		5,397,852

Diversified Manufacturing Operations — 0.8%
General Electric Co.	25,523	738,125
Illinois Tool Works, Inc.	8,600	790,684
Ingersoll-Rand PLC	3,099	183,647
SPX Corp.	342	4,189

		1,716,645

E-Commerce/Products — 1.2%
Amazon.com, Inc.†	1,866	1,167,929
eBay, Inc.†	53,700	1,498,230

		2,666,159

Electric-Distribution — 0.1%
PPL Corp.	8,020	275,888

Electric-Integrated — 0.8%
CMS Energy Corp.	2,671	96,343
Edison International	4,160	251,763
Entergy Corp.	7,900	538,464
NextEra Energy, Inc.	1,713	175,857
Public Service Enterprise Group, Inc.	13,800	569,802
Xcel Energy, Inc.	2,916	103,897

		1,736,126

Electronic Components-Misc. — 0.3%
TE Connectivity, Ltd.	8,814	567,974

Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	11,397	1,403,312
Broadcom Corp., Class A	4,742	243,739
NVIDIA Corp.	11,800	334,766
Texas Instruments, Inc.	9,319	528,574

		2,510,391

Electronic Forms — 0.2%
Adobe Systems, Inc.†	4,546	403,048

Electronic Security Devices — 0.0%
Allegion PLC	300	19,551

Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	736	93,030

Engineering/R&D Services — 0.3%
AECOM†	19,500	574,665
Fluor Corp.	3,347	160,020

		734,685

Enterprise Software/Service — 0.6%
Oracle Corp.	33,400	1,297,256

Entertainment Software — 0.5%
Activision Blizzard, Inc.	17,500	608,300
Electronic Arts, Inc.†	7,000	504,490

		1,112,790

Finance-Credit Card — 1.5%
Discover Financial Services	21,706	1,220,311
Visa, Inc., Class A	27,263	2,115,064

		3,335,375

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	10,177	310,602
TD Ameritrade Holding Corp.	1,780	61,357

		371,959

Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	2,257	569,667

Food-Confectionery — 0.1%
Hershey Co.	1,412	125,230

Food-Meat Products — 0.1%
Tyson Foods, Inc., Class A	5,900	261,724

Food-Misc./Diversified — 0.4%
Ingredion, Inc.	5,600	532,336
Mondelez International, Inc., Class A	7,787	359,448

		891,784

Food-Retail — 0.7%
Kroger Co.	39,500	1,493,100

Gas-Distribution — 0.3%
UGI Corp.	15,600	572,052

Instruments-Controls — 0.6%
Honeywell International, Inc.	13,577	1,402,233

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	5,921	258,925
Marsh & McLennan Cos., Inc.	15,063	839,612

		1,098,537

Insurance-Life/Health — 0.3%
Lincoln National Corp.	5,800	310,358
Prudential Financial, Inc.	3,700	305,250

		615,608

Insurance-Multi-line — 1.5%
ACE, Ltd.	16,474	1,870,458
Allstate Corp.	3,500	216,580
Hartford Financial Services Group, Inc.	8,800	407,088
MetLife, Inc.	12,602	634,889
Voya Financial, Inc.	4,600	186,622

		3,315,637

Insurance-Property/Casualty — 0.2%
Travelers Cos., Inc.	4,600	519,294

Insurance-Reinsurance — 0.4%
Aspen Insurance Holdings, Ltd.	6,300	306,243
Everest Re Group, Ltd.	3,000	533,910

		840,153

Internet Content-Entertainment — 0.4%
Facebook, Inc., Class A†	9,743	993,494

Internet Security — 0.3%
VeriSign, Inc.†	7,400	596,440

Investment Management/Advisor Services — 0.7%
Ameriprise Financial, Inc.	5,069	584,760
BlackRock, Inc.	1,972	694,085
Invesco, Ltd.	10,516	348,815

		1,627,660

Machinery-Pumps — 0.0%
SPX FLOW, Inc.†	742	25,154

Medical Instruments — 0.6%
Boston Scientific Corp.†	5,449	99,607
Medtronic PLC	18,203	1,345,566

		1,445,173

Medical Products — 0.1%
Stryker Corp.	2,300	219,926

Medical-Biomedical/Gene — 2.9%
Alexion Pharmaceuticals, Inc.†	2,290	403,040
Amgen, Inc.	8,900	1,407,802
Biogen, Inc.†	2,371	688,799
BioMarin Pharmaceutical, Inc.†	1,265	148,056
Celgene Corp.†	5,861	719,203
Gilead Sciences, Inc.	20,144	2,178,171
Illumina, Inc.†	2,356	337,568
Incyte Corp.†	300	35,259
Vertex Pharmaceuticals, Inc.†	4,088	509,937

		6,427,835

Medical-Drugs — 2.8%
Allergan PLC†	2,847	878,214
Bristol-Myers Squibb Co.	11,406	752,226
Eli Lilly & Co.	10,386	847,186
Johnson & Johnson	2,549	257,525
Pfizer, Inc.	98,941	3,346,185
Valeant Pharmaceuticals International, Inc.†	1,909	179,007

		6,260,343

Medical-HMO — 2.2%
Aetna, Inc.	6,661	764,550
Anthem, Inc.	3,300	459,195
Centene Corp.†	3,100	184,388
Cigna Corp.	4,900	656,796
Health Net, Inc.†	8,300	533,358
Humana, Inc.	6,314	1,127,870
Molina Healthcare, Inc.†	2,500	155,000
UnitedHealth Group, Inc.	9,061	1,067,204

		4,948,361

Medical-Hospitals — 0.0%
LifePoint Health, Inc.†	1,200	82,656

Medical-Wholesale Drug Distribution — 0.5%
McKesson Corp.	6,666	1,191,881

Multimedia — 1.7%
Time Warner, Inc.	18,441	1,389,345
Twenty-First Century Fox, Inc., Class A	71,949	2,208,115
Twenty-First Century Fox, Inc., Class B	5,840	180,339

		3,777,799

Networking Products — 0.1%
Palo Alto Networks, Inc.†	700	112,700

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	7,827	161,628

Oil & Gas Drilling — 0.4%
Ensco PLC, Class A	31,200	518,856
Noble Corp. PLC	14,700	198,009
Transocean, Ltd.	12,400	196,292

		913,157

Oil Companies-Exploration & Production — 1.9%
Anadarko Petroleum Corp.	4,373	292,466
Cabot Oil & Gas Corp.	8,992	195,216
Concho Resources, Inc.†	1,356	157,174
Denbury Resources, Inc.	47,300	167,442
Diamondback Energy, Inc.†	434	32,047
Energen Corp.	1,501	87,283
EOG Resources, Inc.	5,006	429,765
EQT Corp.	5,802	383,338
Occidental Petroleum Corp.	31,299	2,333,028
Pioneer Natural Resources Co.	772	105,872
WPX Energy, Inc.†	8,900	61,054

		4,244,685

Oil Companies-Integrated — 0.2%
Chevron Corp.	3,019	274,367
Marathon Oil Corp.	13,100	240,778

		515,145

Oil Field Machinery & Equipment — 0.4%
Cameron International Corp.†	8,100	550,881
National Oilwell Varco, Inc.	9,300	350,052

		900,933

Oil Refining & Marketing — 1.1%
Marathon Petroleum Corp.	7,976	413,157
Phillips 66	820	73,021
Tesoro Corp.	3,600	384,948
Valero Energy Corp.	24,505	1,615,369

		2,486,495

Oil-Field Services — 0.3%
Baker Hughes, Inc.	200	10,536
Schlumberger, Ltd.	7,075	552,982

		563,518

Paper & Related Products — 0.2%
International Paper Co.	9,900	422,631

Pipelines — 0.2%
Columbia Pipeline Group, Inc.	16,548	343,702

Poultry — 0.2%
Pilgrim’s Pride Corp.	24,000	455,760

Printing-Commercial — 0.0%
RR Donnelley & Sons Co.	5,400	91,098

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc.	365	32,755
American Tower Corp.	2,542	259,869
Annaly Capital Management, Inc.	8,100	80,595
AvalonBay Communities, Inc.	367	64,163
Boston Properties, Inc.	810	101,939
Equity Commonwealth†	11,700	335,907
General Growth Properties, Inc.	2,416	69,943
Kilroy Realty Corp.	479	31,537
Kimco Realty Corp.	1,601	42,859
Prologis, Inc.	3,174	135,625
Simon Property Group, Inc.	672	135,381
SL Green Realty Corp.	574	68,088
Vornado Realty Trust	3,748	376,861

		1,735,522

Real Estate Management/Services — 0.4%
CBRE Group, Inc., Class A†	10,000	372,800
Jones Lang LaSalle, Inc.	3,200	533,472

		906,272

Retail-Building Products — 1.3%
Lowe’s Cos., Inc.	40,357	2,979,557

Retail-Consumer Electronics — 0.2%
Best Buy Co., Inc.	14,920	522,648

Retail-Discount — 0.8%
Costco Wholesale Corp.	2,733	432,142
Target Corp.	19,000	1,466,420

		1,898,562

Retail-Drug Store — 0.1%
CVS Health Corp.	3,200	316,096

Retail-Jewelry — 0.1%
Tiffany & Co.	1,885	155,399

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	5,985	438,042

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	5,400	334,206
Restaurant Brands International, Inc.	8,411	337,786

		671,992

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	4,400	144,496

Schools — 0.1%
Graham Holdings Co., Class B	335	185,077

Semiconductor Components-Integrated Circuits — 0.3%
Marvell Technology Group, Ltd.	31,600	259,436
NXP Semiconductors NV†	4,510	353,358

		612,794

Semiconductor Equipment — 1.3%
KLA-Tencor Corp.	19,731	1,324,345
Lam Research Corp.	20,221	1,548,726

		2,873,071

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	2,000	239,880

Steel-Producers — 0.2%
Steel Dynamics, Inc.	5,100	94,197
United States Steel Corp.	29,571	345,389

		439,586

Telephone-Integrated — 0.8%
AT&T, Inc.	16,200	542,862
CenturyLink, Inc.	13,334	376,152
Verizon Communications, Inc.	20,350	954,008

		1,873,022

Television — 0.1%
CBS Corp., Class B	5,611	261,024

Tobacco — 0.5%
Philip Morris International, Inc.	3,119	275,719
Reynolds American, Inc.	16,296	787,423

		1,063,142

Tools-Hand Held — 0.0%
Stanley Black & Decker, Inc.	200	21,196

Transport-Rail — 0.3%
Canadian Pacific Railway, Ltd.	133	18,686
Union Pacific Corp.	8,239	736,155

		754,841

Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.†	6,600	369,864

Water — 0.0%
American Water Works Co., Inc.	929	53,287

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	839	618,670
Alphabet, Inc., Class C†	1,737	1,234,677

		1,853,347

Total Common Stocks (cost $119,884,927)		136,216,604

ASSET BACKED SECURITIES — 8.2%
Diversified Financial Services — 8.2%
Avenue of Americas VRS Series 2015-1177, Class A 2.96% due 12/13/2029*(1)	$140,000	141,553
Banc of America Commercial Mtg. Trust Series 2006-4, Class AM 5.68% due 07/10/2046(1)	155,000	159,447
Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class A4 5.76% due 05/10/2045(1)	200,582	202,243

Banc of America Commercial Mtg. Trust VRS Series 2006-2, Class AM 5.80% due 05/10/2045(1)	190,000	193,882
Banc of America Merrill Lynch Commercial Mtg., Inc., VRS Series 2006-2, Class AJ 5.80% due 05/10/2045(1)	215,000	216,861
Banc of America Mtg. Securities, Inc. FRS Series 2003-F, Class 2A1 2.75% due 07/25/2033(2)	85,402	85,842
Banc of America Mtg. Securities, Inc. Series 2004-5, Class 3A2 4.75% due 06/25/2019(2)	7,486	7,574
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class A4 5.20% due 12/11/2038(1)	328,155	337,298
Bear Stearns Commercial Mtg. Securities Trust Series 2006-PW14, Class AM 5.24% due 12/11/2038(1)	55,000	56,960
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW11, Class A4 5.52% due 03/11/2039(1)	116,619	116,875
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW13, Class AM 5.58% due 09/11/2041(1)	155,000	159,485
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW16, Class AM 5.70% due 06/11/2040(1)	285,000	301,150
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2006-PW12, Class A4 5.71% due 09/11/2038(1)	108,424	109,593
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-PW17, Class AM 5.88% due 06/11/2050(1)	400,000	424,770
Bear Stearns Commercial Mtg. Securities Trust VRS Series 2007-T28, Class AJ 5.93% due 09/11/2042(1)	260,000	274,216
CarFinance Capital Auto Trust Series 2014-2A, Class B 2.64% due 11/16/2020*	50,000	50,309
CarFinance Capital Auto Trust Series 2014-2A, Class C 3.24% due 11/16/2020*	70,000	69,287
Citigroup Commercial Mtg. Trust Series 2006-C5, Class A4 5.43% due 10/15/2049(1)	203,692	208,692
Citigroup Mtg. Loan Trust, Inc. FRS Series 2006-HE1, Class M1 0.53% due 01/25/2036	159,023	156,208
Citigroup Mtg. Loan Trust, Inc. FRS Series 2003-HE3, Class A 0.58% due 12/25/2033	74,030	71,137
Citigroup Mtg. Loan Trust, Inc. Series 2007-12, Class 2A1 6.50% due 10/25/2036*(2)	183,074	144,391
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2005-CD1, Class C 5.26% due 07/15/2044(1)	180,000	179,892
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD4, Class AMFX 5.37% due 12/11/2049(1)	380,000	390,718
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2006-CD2, Class AM 5.38% due 01/15/2046(1)	145,000	145,627
Citigroup/Deutsche Bank Commercial Mtg. Trust VRS Series 2007-CD5, Class AJ 6.12% due 11/15/2044(1)	160,000	169,703
Citigroup/Deutsche Bank Commericial Mtg. Trust VRS Series 2007-CD5, Class AM 6.12% due 11/15/2044(1)	265,000	282,174
Citimortgage Alternative Loan Trust Series 2007-A1, Class 1A7 6.00% due 01/25/2037(2)	163,377	139,779
Colony American Homes, Inc. FRS Series 2014-1A, Class A 1.40% due 05/17/2031*	96,645	94,749
Commercial Mtg. Trust Series 2014-CR17, Class A5 3.98% due 05/10/2047(1)	140,000	149,050
Commercial Mtg. Trust Series 2013-CR11, Class A4 4.26% due 10/10/2046(1)	225,000	244,714
Commercial Mtg. Trust VRS Series 2007-C9, Class A4 5.80% due 12/10/2049(1)	220,000	231,950
Commercial Mtg. Trust . FRS Series 2014-KYO, Class B 1.50% due 06/11/2027*(1)	440,000	435,521
Core Industrial Trust Series 2015-TEXW,Class A 3.08% due 02/10/2034*(1)	245,000	247,557
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.39% due 07/20/2046(2)	316,972	242,889
Countrywide Alternative Loan Trust Series 2006-J5, Class 1A1 6.50% due 09/25/2036(2)	343,649	308,589
Countrywide Asset-Backed Certs. FRS Series 2005-5, Class M2 0.69% due 10/25/2035	54,919	54,706

Countrywide Asset-Backed Certs. FRS Series 2004-6, Class M1 1.10% due 10/25/2034	144,374	138,929
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-21, Class A2 5.50% due 10/25/2035(2)	50,812	50,619
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class AJ 5.47% due 02/15/2039(1)	180,000	180,803
Credit Suisse Commercial Mtg. Trust VRS Series 2006-C1, Class A4 5.47% due 02/15/2039(1)	28,794	28,777
Credit Suisse First Boston Mtg. Securities Corp. FRS Series 2004-AR8, Class 2A1 2.60% due 09/25/2034(2)	31,823	31,656
DBUBS Mtg. Trust Series 2011-LC3A, Class A2 3.64% due 08/10/2044(1)	138,382	139,311
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.05% due 06/25/2034	235,555	209,829
Flagship Credit Auto Trust Series 2014-1, Class C 3.34% due 04/15/2020*	90,000	89,365
GS Mtg. Securities Trrust Series 2006-GG8, Class AM 5.59% due 11/10/2039(1)	780,000	803,291
GS Mtg. Securities Trust VRS Series 2006-GG6, Class A4 5.55% due 04/10/2038(1)	22,947	22,924
GS Mtg. Securities Trust Series 2006-GG8, Class A4 5.56% due 11/10/2039(1)	327,723	332,092
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.36% due 04/25/2036	299,280	192,413
GSAMP Trust FRS Series 2006-NC1, Class A2 0.38% due 02/25/2036	83,929	81,761
GSAMP Trust FRS Series 2005-SEA2, Class M1 0.72% due 01/25/2045*	90,000	84,958
JP Morgan Mtg. Trust Series 2014-S1, Class 1A7 5.00% due 09/25/2034(2)	219,938	227,194
JPMorgan Chase Commercial Mtg. Securities Trust Series 2006-LDP8, Class AM 5.44% due 05/15/2045(1)	330,000	338,081
LB Commercial Mtg. Trust VRS Series 2007-C3, Class AM 5.90% due 07/15/2044(1)	205,000	217,201
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(1)	425,000	437,541
LB-UBS Commercial Mtg. Trust VRS Series 2007-C7, Class AM 6.16% due 09/15/2045(1)	620,000	670,730
Lehman Mtg. Trust Series 2007-4, Class 4A1 6.00% due 05/25/2037(2)	28,350	27,553
Long Beach Mtg. Loan Trust FRS Series 2004-3, Class M1 1.05% due 07/25/2034	124,901	120,269
Merrill Lynch Mtg. Trust VRS Series 2006-C1, Class A4 5.67% due 05/12/2039(1)	180,000	181,334
Merrill Lynch Mtg. Trust VRS Series 2007-C1, Class A1A 5.84% due 06/12/2050(1)	326,352	338,475
Merrill Lynch/Countrywide Commercial Mtg. Trust Series 2006-4, Class AM 5.20% due 12/12/2049(1)	175,000	180,952
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A4 2.86% due 11/15/2045(1)	140,000	141,219
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(1)	55,000	55,254
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C8, Class A4 3.13% due 12/15/2048(1)	175,000	177,968
Morgan Stanley Capital I Trust Series 2014-MP, Class A 3.47% due 08/11/2029*(1)	430,000	445,812
Morgan Stanley Capital I Trust VRS Series 2005-HQ7, Class AJ 5.24% due 11/14/2042(1)	96,515	96,519
Morgan Stanley Capital I Trust Series 2006-HQ10, Class A4 5.33% due 11/12/2041(1)	138,431	141,168
Morgan Stanley Capital I Trust Series 2006-IQ12, Class A4 5.33% due 12/15/2043(1)	237,480	243,320
Morgan Stanley Capital I Trust Series 2006-HQ10, Class AM 5.36% due 11/12/2041(1)	355,000	364,045
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class A4 5.42% due 03/12/2044(1)	12,414	12,400
Morgan Stanley Capital I Trust VRS Series 2006-HQ8, Class AM 5.46% due 03/12/2044(1)	105,000	105,393
Morgan Stanley Capital I Trust VRS Series 2007-HQ11, Class AJ 5.51% due 02/12/2044(1)	335,000	340,319

Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AJ 5.84% due 08/12/2041(1)	400,000	409,783
Morgan Stanley Capital I Trust VRS Series 2006-T23, Class AM 5.84% due 08/12/2041(1)	370,000	379,831
Morgan Stanley Capital I Trust VRS Series 2007-IQ16, Class AM 6.07% due 12/12/2049(1)	475,000	508,154
Morgan Stanley Re-REMIC Trust VRS Series 2009-GG10, Class A4A 5.79% due 08/12/2045*(1)	585,834	611,827
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.05% due 11/25/2034	44,272	40,321
Park Place Securities, Inc. FRS Series 2005-WHQ2, Class M1 0.83% due 05/25/2035	266,640	264,836
Park Place Securities, Inc. FRS Series 2015-WHQ1, Class M2 0.95% due 03/25/2035	56,044	55,670
PFP III, Ltd. FRS Series 2014-1, Class A 1.37% due 06/14/2031*(1)	47,842	47,717
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	154,000	151,586
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 0.57% due 08/25/2035	229,916	207,533
Wachovia Bank Commercial Mtg. Trust VRS Series 2005-C21, Class B 5.28% due 10/15/2044(1)	200,000	199,851
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class A4 5.42% due 01/15/2045(1)	6,137	6,133
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A5 5.72% due 05/15/2043(1)	195,000	197,294
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C25, Class A4 5.72% due 05/15/2043(1)	110,885	111,436
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C27, Class AM 5.80% due 07/15/2045(1)	105,000	107,490
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(1)	190,000	194,059
Washington Mutual Mtg. Pass-Through Certs. Series 2006-5, Class 2CB1 6.00% due 07/25/2036(2)	107,280	84,439
Wells Fargo Commercial Mtg. Trust Series 2014-LC18, Class AS 3.81% due 12/15/2047(1)	100,000	101,740
Wells Fargo Mtg. Backed Securities Trust FRS Series 2005-AR8, Class 1A1 2.72% due 06/25/2035(2)	230,958	235,066
Wells Fargo Mtg. Backed Securities Trust Series 2005-2, Class 2A1 4.75% due 04/25/2020(2)	8,444	8,654
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(2)	101,838	102,071
WF-RBS Commercial Mtg. Trust Series 2012-C10, Class A3 2.88% due 12/15/2045(1)	110,000	110,194
WF-RBS Commercial Mtg. Trust Series 2014-C20, Class A5 4.00% due 05/15/2047(1)	105,000	111,709

Total Asset Backed Securities (cost $19,510,864)		18,302,260

U.S. CORPORATE BONDS & NOTES — 9.4%
Aerospace/Defense — 0.0%
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	40,000	35,913

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 5.05% due 04/27/2045	65,000	63,678

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.75% due 02/12/2045	105,000	96,795
Microsoft Corp. Senior Notes 4.45% due 11/03/2045	125,000	126,741

		223,536

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 3.00% due 06/12/2017	400,000	406,191

Auto/Truck Parts & Equipment-Original — 0.0%
Dana Holding Corp. Senior Notes 5.50% due 12/15/2024	60,000	59,850

Banks-Commercial — 0.2%
Discover Bank Senior Notes 4.20% due 08/08/2023	250,000	257,943
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	190,000	189,678

		447,621

Banks-Super Regional — 0.3%
Wells Fargo & Co. Senior Notes 3.68% due 06/15/2016	395,000	402,340
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	190,000	196,069
Wells Fargo & Co. Sub. Notes 5.38% due 11/02/2043	60,000	65,713

		664,122

Brewery — 0.2%
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.63% due 01/17/2023	130,000	123,486
SABMiller Holdings, Inc. Company Guar. Notes 2.45% due 01/15/2017*	200,000	202,337

		325,823

Broadcast Services/Program — 0.1%
Clear Channel Worldwide Holdings, Inc. Company Guar. Notes 6.50% due 11/15/2022	210,000	218,925

Cable/Satellite TV — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021	115,000	120,678
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020	145,000	150,438
CCO Safari II LLC Senior Sec. Notes 6.48% due 10/23/2045*	110,000	114,069
Comcast Corp. Company Guar. Notes 4.60% due 08/15/2045	60,000	62,147
Comcast Corp. Company Guar. Notes 4.75% due 03/01/2044	50,000	52,666
Comcast Corp. Company Guar. Notes 6.30% due 11/15/2017	40,000	43,983
Comcast Corp. Company Guar. Notes 6.50% due 01/15/2017	65,000	69,258
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	105,000	99,902
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021	155,000	160,038

		873,179

Casino Hotels — 0.1%
MGM Resorts International Company Guar. Notes 7.75% due 03/15/2022	150,000	166,500

Cellular Telecom — 0.0%
Sprint Communications, Inc. Company Guar. Notes 9.00% due 11/15/2018*	60,000	65,962
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	35,000	32,375

		98,337

Chemicals-Diversified — 0.1%
Hexion, Inc. Senior Sec. Notes 6.63% due 04/15/2020	135,000	114,413

Chemicals-Specialty — 0.1%
Ashland, Inc. Company Guar. Notes 4.75% due 08/15/2022	165,000	165,090
Huntsman International LLC Company Guar. Notes 4.88% due 11/15/2020	135,000	126,988

		292,078

Computers — 0.1%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	120,000	118,210
Apple, Inc. Senior Notes 3.45% due 02/09/2045	35,000	30,192
Apple, Inc. Senior Notes 3.85% due 05/04/2043	45,000	41,548

		189,950

Consumer Products-Misc. — 0.0%
Central Garden and Pet Co. Company Guar. Notes 8.25% due 03/01/2018	44,000	44,825

Containers-Paper/Plastic — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020	140,000	145,600
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021	100,000	104,500

		250,100

Data Processing/Management — 0.2%
Audatex North America, Inc. Company Guar. Notes 6.00% due 06/15/2021*	175,000	176,227
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)	145,000	152,685

		328,912

Dialysis Centers — 0.1%
Fresenius Medical Care US Finance, Inc. Company Guar. Notes 5.75% due 02/15/2021*	100,000	108,500

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 2.60% due 01/15/2019	30,000	30,354
Bank of America Corp. Senior Notes 3.63% due 03/17/2016	135,000	136,473
Bank of America Corp. Senior Notes 3.75% due 07/12/2016	15,000	15,289
Bank of America Corp. Senior Notes 3.88% due 03/22/2017	300,000	309,972
Bank of America Corp. Senior Notes 3.88% due 08/01/2025	105,000	106,828
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	120,000	118,077
Bank of America Corp. Senior Notes 4.88% due 04/01/2044	60,000	62,793
Bank of America Corp. Senior Notes 5.00% due 01/21/2044	85,000	90,170
Citigroup, Inc. FRS Sub. Notes 0.60% due 06/09/2016	165,000	164,346
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	120,000	121,451
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	10,000	10,039
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	145,000	146,565
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	70,000	69,937
Citigroup, Inc. Senior Notes 4.95% due 11/07/2043	70,000	74,008
Goldman Sachs Group, Inc. Senior Notes 2.38% due 01/22/2018	210,000	213,272
Goldman Sachs Group, Inc. Senior Notes 2.63% due 01/31/2019	70,000	71,171
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	185,000	190,101
Goldman Sachs Group, Inc. Senior Notes 3.50% due 01/23/2025	124,000	122,584
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	120,000	119,953
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	70,000	70,720
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	30,000	30,114
Morgan Stanley Senior Notes 2.38% due 07/23/2019	130,000	130,617
Morgan Stanley Senior Notes 2.50% due 01/24/2019	85,000	86,104
Morgan Stanley Senior Notes 2.80% due 06/16/2020	255,000	257,142
Morgan Stanley Senior Notes 3.88% due 04/29/2024	110,000	113,140
Morgan Stanley Senior Notes 4.30% due 01/27/2045	75,000	71,880
Morgan Stanley Senior Notes 5.45% due 01/09/2017	120,000	125,699

		3,058,799

Diversified Financial Services — 0.1%
General Electric Capital Corp. Company Guar. Notes 2.20% due 01/09/2020	170,000	171,682
General Electric Capital Corp. Company Guar. Notes 2.30% due 04/27/2017	150,000	152,793

		324,475

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 4.50% due 03/11/2044	135,000	140,030
General Electric Co. Senior Notes 5.25% due 12/06/2017	40,000	43,172
Textron, Inc. Senior Notes 3.88% due 03/01/2025	40,000	39,625

		222,827

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 3.00% due 02/10/2025	45,000	42,949

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Notes 4.20% due 12/01/2042	50,000	46,665

Electric-Integrated — 0.5%
Alabama Power Co. Senior Notes 4.15% due 08/15/2044	30,000	29,014
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	115,000	113,857
Berkshire Hathaway Energy Co. Senior Notes 4.50% due 02/01/2045	30,000	30,014
Carolina Power & Light Co. 1st Mtg. Notes 4.10% due 03/15/2043	85,000	84,077
Dominion Resources, Inc. Senior Notes 4.70% due 12/01/2044	110,000	108,724
Dominion Resources, Inc. Senior Notes 5.20% due 08/15/2019	175,000	192,709
Entergy Arkansas, Inc. 1st. Mtg. Notes 3.75% due 02/15/2021	65,000	68,562
Mississippi Power Co. Senior Notes 4.25% due 03/15/2042	52,000	43,403
NiSource Finance Corp. Company Guar. Notes 4.80% due 02/15/2044	50,000	51,751
NiSource Finance Corp. Company Guar. Notes 5.80% due 02/01/2042	25,000	28,749
Pacific Gas & Electric Co. Senior Notes 4.75% due 02/15/2044	85,000	89,924
PacifiCorp 1st. Mtg. Notes 2.95% due 02/01/2022	110,000	111,049
PPL Capital Funding, Inc. Company Guar. Notes 4.70% due 06/01/2043	35,000	35,610
Southern California Edison Co. 1st Mtg. Bonds 3.60% due 02/01/2045	30,000	27,639
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	70,000	70,197
Xcel Energy, Inc. Senior Notes 4.70% due 05/15/2020	95,000	103,154

		1,188,433

Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022	100,000	97,114
Micron Technology, Inc. Senior Notes 5.25% due 01/15/2024*	85,000	81,387
Micron Technology, Inc. Senior Notes 5.50% due 02/01/2025	25,000	23,813

		202,314

Enterprise Software/Service — 0.1%
Infor US, Inc. Company Guar. Notes 6.50% due 05/15/2022*	90,000	85,275
Oracle Corp. Senior Notes 4.50% due 07/08/2044	110,000	110,251

		195,526

Finance-Auto Loans — 0.2%
Ford Motor Credit Co. LLC Senior Notes 2.38% due 01/16/2018	290,000	291,521
Ford Motor Credit Co. LLC Senior Notes 3.66% due 09/08/2024	200,000	198,844

		490,365

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 2.70% due 02/03/2020	115,000	113,400
Synchrony Financial Senior Notes 3.00% due 08/15/2019	110,000	111,117
Synchrony Financial Senior Notes 4.25% due 08/15/2024	40,000	40,147

		264,664

Finance-Other Services — 0.0%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.85% due 01/27/2025	70,000	67,478

Food-Flour & Grain — 0.1%
Post Holdings Inc. Company Guar. Notes 7.38% due 02/15/2022	160,000	168,576

Food-Misc./Diversified — 0.0%
Kraft Heinz Foods Co. Company Guar. Notes 5.20% due 07/15/2045*	87,000	92,235

Funeral Services & Related Items — 0.1%
Service Corp. International Senior Notes 5.38% due 01/15/2022	170,000	179,350

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 6.63% due 12/15/2020	40,000	41,200

Gas-Distribution — 0.0%
Sempra Energy Senior Notes 2.88% due 10/01/2022	75,000	73,374

Insurance-Life/Health — 0.1%
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	81,000	86,525
Prudential Financial, Inc. Senior Notes 7.38% due 06/15/2019	190,000	223,227

		309,752

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 4.13% due 08/13/2042	45,000	42,995
Metlife, Inc. Senior Notes 4.72% due 12/15/2044	35,000	36,407
MetLife, Inc. Senior Notes 4.75% due 02/08/2021	100,000	110,440
Voya Financial, Inc. Company Guar. Notes 2.90% due 02/15/2018	145,000	147,982

		337,824

Insurance-Reinsurance — 0.1%
Berkshire Hathaway, Inc. Senior Notes 4.50% due 02/11/2043	90,000	91,297
Swiss Re Treasury US Corp. Company Guar. Notes 4.25% due 12/06/2042*	20,000	19,161

		110,458

Internet Connectivity Services — 0.1%
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 6.00% due 04/01/2023*	100,000	101,950

Machinery-General Industrial — 0.0%
Zebra Technologies Corp. Senior Notes 7.25% due 10/15/2022	85,000	92,756

Medical Information Systems — 0.1%
IMS Health, Inc. Senior Notes 6.00% due 11/01/2020*	100,000	103,500

Medical Products — 0.0%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	65,000	65,738

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 3.63% due 05/22/2024	145,000	147,344
Biogen, Inc. Senior Notes 5.20% due 09/15/2045	55,000	55,467
Celgene Corp. Senior Notes 3.88% due 08/15/2025	100,000	100,263
Celgene Corp. Senior Notes 5.00% due 08/15/2045	35,000	35,124
Gilead Sciences, Inc. Senior Notes 4.50% due 02/01/2045	35,000	33,956
Gilead Sciences, Inc. Senior Notes 4.75% due 03/01/2046	95,000	96,100

		468,254

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.20% due 11/06/2022	60,000	59,403
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	60,000	58,982
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	25,000	22,756
Baxalta, Inc. Senior Notes 5.25% due 06/23/2045*	35,000	35,647
Valeant Pharmaceuticals International Company Guar. Notes 7.25% due 07/15/2022*	175,000	155,750

		332,538

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.63% due 05/15/2042	50,000	48,782
UnitedHealth Group, Inc. Senior Notes 3.95% due 10/15/2042	45,000	42,405
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	25,000	26,575

		117,762

Medical-Hospitals — 0.2%
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	100,000	102,625
HCA, Inc. Company Guar. Notes 7.50% due 02/15/2022	145,000	166,750
Tenet Healthcare Corp. Senior Sec. Notes 4.75% due 06/01/2020	225,000	228,375

		497,750

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.70% due 12/15/2022	86,000	82,943

Metal-Copper — 0.1%
Freeport-McMoRan, Inc. Company Guar. Notes 5.45% due 03/15/2043	115,000	82,081
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	192,000	155,426

		237,507

Multimedia — 0.2%
21st Century Fox America, Inc. Company Guar. Notes 5.40% due 10/01/2043	50,000	53,613
NBCUniversal Media LLC Company Guar. Notes 4.38% due 04/01/2021	155,000	170,489
Time Warner, Inc. Company Guar. Notes 4.65% due 06/01/2044	105,000	100,330
Viacom, Inc. Senior Notes 4.38% due 03/15/2043	40,000	30,267

		354,699

Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 3.50% due 06/15/2025	65,000	67,471

Oil Companies-Exploration & Production — 0.2%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	100,000	107,677
Denbury Resources, Inc. Company Guar. Notes 4.63% due 07/15/2023	85,000	56,737
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	130,000	119,746
Whiting Petroleum Corp. Company Guar. Notes 5.75% due 03/15/2021	105,000	97,519

		381,679

Oil Refining & Marketing — 0.0%
Phillips 66 Company Guar. Notes 4.88% due 11/15/2044	75,000	74,550

Pharmacy Services — 0.1%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	69,000	68,994
Express Scripts Holding Co. Company Guar. Notes 4.75% due 11/15/2021	140,000	151,573

		220,567

Pipelines — 0.3%
Enterprise Products Operating LLC Company Guar. Notes 4.90% due 05/15/2046	45,000	41,245
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	24,000	24,260
Kinder Morgan Energy Partners LP Company Guar. Notes 5.00% due 03/01/2043	120,000	94,124

Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	75,000	61,619
Kinder Morgan Energy Partners LP Company Guar. Notes 5.50% due 03/01/2044	30,000	25,157
ONEOK Partners LP Company Guar. Notes 3.25% due 02/01/2016	70,000	70,181
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 5.75% due 01/15/2020	85,000	93,210
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	35,000	27,738
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	50,000	39,970
Tesoro Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.88% due 10/01/2020	80,000	83,200
Williams Partners LP Senior Notes 4.00% due 09/15/2025	60,000	51,061
Williams Partners LP Senior Notes 4.90% due 01/15/2045	38,000	28,052
Williams Partners LP Senior Notes 5.10% due 09/15/2045	80,000	61,556
Williams Partners LP Senior Notes 5.40% due 03/04/2044	45,000	35,307

		736,680

Publishing-Periodicals — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.00% due 04/15/2022*	50,000	50,813

Radio — 0.1%
Sirius XM Radio, Inc. Company Guar. Notes 5.75% due 08/01/2021*	160,000	168,000

Real Estate Investment Trusts — 0.3%
American Tower Corp. Senior Notes 4.00% due 06/01/2025	230,000	227,291
Corrections Corp of America Company Guar. Notes 4.13% due 04/01/2020	170,000	169,362
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021	90,000	93,150
HCP, Inc. Senior Notes 5.38% due 02/01/2021	185,000	203,716
Liberty Property LP Senior Notes 3.38% due 06/15/2023	45,000	43,119
Ventas Realty LP Company Guar. Notes 4.38% due 02/01/2045	8,000	7,292

		743,930

Rental Auto/Equipment — 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. Company Guar. Notes 5.50% due 04/01/2023	100,000	103,625
Hertz Corp. Company Guar. Notes 5.88% due 10/15/2020	100,000	103,500
Hertz Corp. Company Guar. Notes 6.25% due 10/15/2022	30,000	30,900
Hertz Corp. Company Guar. Notes 7.38% due 01/15/2021	65,000	67,641
United Rentals North America, Inc. Company Guar. Notes 7.63% due 04/15/2022	175,000	189,894

		495,560

Retail-Apparel/Shoe — 0.1%
L Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021	120,000	135,900

Retail-Bedding — 0.1%
Serta Simmons Holdings LLC Senior Notes 8.13% due 10/01/2020*	105,000	111,300

Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 4.00% due 04/11/2043	95,000	91,968

Retail-Drug Store — 0.2%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	65,000	66,856
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	65,000	69,685
CVS Pass-Through Trust Pass Through Certs. 7.51% due 01/10/2032*	69,629	85,025
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	180,000	178,651

		400,217

Retail-Perfume & Cosmetics — 0.1%
Sally Holdings LLC/Sally Capital, Inc. Company Guar. Notes 6.88% due 11/15/2019	120,000	124,200

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 5.55% due 07/17/2045	70,000	67,603

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co. Company Guar. Notes 6.50% due 03/01/2021	115,000	122,188
Goodyear Tire & Rubber Co. Company Guar. Notes 8.25% due 08/15/2020	45,000	47,070

		169,258

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 4.80% due 05/20/2045	78,000	67,466

Specified Purpose Acquisitions — 0.1%
Argos Merger Sub, Inc. Senior Notes 7.13% due 03/15/2023*	100,000	105,250

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 5.20% due 08/01/2043	45,000	45,790

Telephone-Integrated — 0.6%
AT&T, Inc. Senior Notes 4.30% due 12/15/2042	335,000	290,419
CenturyLink, Inc. Senior Notes 6.75% due 12/01/2023	115,000	114,126
Level 3 Financing, Inc. Company Guar. Notes 5.13% due 05/01/2023*	150,000	151,688
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	67,500
Verizon Communications, Inc. Senior Notes 2.45% due 11/01/2022	60,000	57,788
Verizon Communications, Inc. Senior Notes 2.50% due 09/15/2016	69,000	69,943
Verizon Communications, Inc. Senior Notes 3.85% due 11/01/2042	34,000	28,479
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	101,000	90,731
Verizon Communications, Inc. Senior Notes 4.86% due 08/21/2046	258,000	246,984
Windstream Corp. Company Guar. Notes 7.75% due 10/01/2021	190,000	163,400

		1,281,058

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.63% due 01/14/2020	65,000	65,612
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	51,000	50,414
Altria Group, Inc. Company Guar. Notes 4.25% due 08/09/2042	115,000	108,553
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	40,000	36,781
Philip Morris International, Inc. Senior Notes 4.13% due 03/04/2043	5,000	4,814
Reynolds American, Inc. Company Guar. Notes 5.70% due 08/15/2035	40,000	43,757
Reynolds American, Inc. Company Guar. Notes 5.85% due 08/15/2045	110,000	122,026

		431,957

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	70,000	69,929
Burlington Northern Santa Fe LLC Senior Notes 3.60% due 09/01/2020	110,000	115,656
Burlington Northern Santa Fe LLC Senior Notes 4.55% due 09/01/2044	30,000	29,699
Burlington Northern Santa Fe LLC Senior Notes 4.90% due 04/01/2044	55,000	57,400

		272,684

Travel Services — 0.0%
Sabre GLBL, Inc. Senior Sec. Notes 5.38% due 04/15/2023*	100,000	101,500

Wire & Cable Products — 0.0%
Belden, Inc. Company Guar. Notes 5.50% due 09/01/2022*	85,000	84,150

Total U.S. Corporate Bonds & Notes (cost $21,213,883)		21,214,665

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Banks-Commercial — 0.7%
Bank of Nova Scotia Senior Notes 2.05% due 10/30/2018	205,000	206,547
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	250,000	251,849
HSBC Bank PLC Senior Notes 3.10% due 05/24/2016*	275,000	278,738
Intesa Sanpaolo SpA Company Guar. Notes 3.88% due 01/15/2019	250,000	259,980
Skandinaviska Enskilda Banken AB Senior Notes 1.75% due 03/19/2018*	200,000	199,624
Skandinaviska Enskilda Banken AB Senior Notes 2.38% due 11/20/2018*	200,000	202,432
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,176

		1,601,346

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 1.13% due 11/16/2018	510,000	507,830

Banks-Money Center — 0.1%
Lloyds Bank PLC Company Guar. Notes 2.70% due 08/17/2020	225,000	227,568

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	65,000	62,470

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC Senior Notes 4.00% due 03/30/2022	40,000	42,165
UBS AG Senior Notes 2.38% due 08/14/2019	250,000	251,254

		293,419

Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 7.75% due 03/15/2020*	140,000	122,150

Diversified Minerals — 0.1%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 8.25% due 11/01/2019*	130,000	110,500
Glencore Finance Canada, Ltd. Company Guar. Notes 4.25% due 10/25/2022*	30,000	24,375
Glencore Finance Canada, Ltd. Company Guar. Notes 5.55% due 10/25/2042*	125,000	97,500

		232,375

Electric-Generation — 0.0%
Electricite de France SA Senior Notes 4.88% due 01/22/2044*	55,000	54,788

Electric-Integrated — 0.1%
PPL WEM Holdings, Ltd. Senior Notes 5.38% due 05/01/2021*	105,000	116,099

Finance-Investment Banker/Broker — 0.2%
Banco BTG Pactual SA Senior Notes 4.00% due 01/16/2020*	400,000	338,000

Gold Mining — 0.0%
Barrick Gold Corp. Senior Notes 5.25% due 04/01/2042	40,000	32,656

Investment Companies — 0.1%
CDP Financial, Inc. Senior Notes 3.15% due 07/24/2024*	250,000	252,721

Medical-Drugs — 0.1%
Teva Pharmaceutical Finance Co., BV Company Guar. Notes 2.95% due 12/18/2022	50,000	46,997
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 5.88% due 05/15/2023*	165,000	138,909

		185,906

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.45% due 03/15/2022	150,000	149,032
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	110,000	109,003
Actavis Funding SCS Company Guar. Notes 4.75% due 03/15/2045	30,000	28,689
Perrigo Finance PLC Company Guar. Notes 3.50% due 12/15/2021	200,000	195,689

		482,413

Metal-Iron — 0.0%
Vale SA Senior Notes 5.63% due 09/11/2042	35,000	25,021

Multimedia — 0.1%
Quebecor Media, Inc. Senior Notes 5.75% due 01/15/2023	125,000	128,125

Oil Companies-Exploration & Production — 0.0%
MEG Energy Corp. Company Guar. Notes 6.38% due 01/30/2023*	35,000	29,488

Oil Companies-Integrated — 0.2%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	180,000	182,485
Petroleos Mexicanos Company Guar. Notes 6.63% due 06/15/2035	200,000	196,750
Suncor Energy, Inc. Senior Notes 6.10% due 06/01/2018	85,000	93,391

		472,626

Satellite Telecom — 0.1%
Intelsat Jackson Holdings SA Company Guar. Notes 7.25% due 10/15/2020	230,000	209,875

Semiconductor Components-Integrated Circuits — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 5.75% due 02/15/2021*	200,000	209,000

Telephone-Integrated — 0.1%
Deutsche Telekom International Finance BV Company Guar. Notes 2.25% due 03/06/2017*	235,000	237,176

Television — 0.1%
Videotron, Ltd. Company Guar. Notes 5.00% due 07/15/2022	40,000	41,750
Videotron, Ltd. Company Guar. Notes 5.38% due 06/15/2024*	100,000	102,750

		144,500

Tobacco — 0.1%
BAT International Finance PLC Company Guar. Notes 2.75% due 06/15/2020*	95,000	96,820
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	85,000	90,071

		186,891

Total Foreign Corporate Bonds & Notes (cost $6,333,951)		6,152,443

U.S. GOVERNMENT AGENCIES — 10.2%
Federal Home Loan Mtg. Corp. — 2.1%
2.30% due 06/01/2037 FRS	55,226	58,781
2.36% due 07/01/2037 FRS	11,580	12,331
2.49% due 06/01/2037 FRS	2,335	2,340
2.50% due 06/01/2037 FRS	5,169	5,405
3.00% due 09/01/2045	997,221	1,005,716
3.50% due 05/01/2042	110,991	115,723
3.50% due 08/01/2042	50,397	52,541
3.50% due 09/01/2044	83,000	86,742
3.50% due 01/01/2045	97,467	101,985
3.50% due 05/01/2045	164,107	171,509
3.50% due 07/01/2045	177,404	185,275
3.50% due 09/01/2045	727,970	756,491
3.50% due November 30 TBA	20,000	20,764
4.00% due 11/01/2045	420,000	446,472
4.00% due November 30 TBA	20,000	21,246
4.50% due 10/01/2019	33,344	34,581
5.00% due 03/01/2019	9,174	9,660
5.00% due November 30 TBA	130,000	142,406
5.50% due 07/01/2034	46,355	51,336
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI
3.00% due 05/15/2027(2)(4)	68,056	7,440
Series 4097, Class CI
3.00% due 08/15/2027(2)(4)	207,507	23,139
Series 4097, Class HI
3.00% due 08/15/2027(2)(4)	445,489	50,173
Series 4146, Class AI
3.00% due 12/15/2027(2)(4)	111,775	11,531
Series 4207, Class JI
3.00% due 05/15/2028(2)(4)	535,767	55,853
Series 4463, Class CA
3.00% due 08/15/2039(2)	826,732	860,691
Series 4323, Class IW
3.50% due 04/15/2028(2)(4)	222,704	25,097
Series 3963, Class JM
3.50% due 01/15/2040(2)	256,750	268,129

Series 3896, Class PA
4.00% due 03/15/2040(2)	66,474	70,494
Series 3777, Class NA
4.50% due 01/15/2039(2)	37,999	40,276

		4,694,127

Federal National Mtg. Assoc. — 4.9%
1.50% due 06/22/2020	455,000	453,611
2.50% due 10/01/2030	545,496	555,845
2.50% due November TBA	750,000	763,477
3.00% due 05/01/2027	50,088	52,316
3.00% due 06/01/2027	53,353	55,547
3.00% due November 15 TBA	380,000	395,271
3.00% due November 30 TBA	1,620,000	1,637,010
3.50% due 03/01/2042	18,298	19,099
3.50% due 08/01/2042	117,661	122,607
3.50% due 09/01/2042	39,813	41,556
3.50% due 10/01/2042	43,019	44,873
3.50% due 12/01/2042	149,488	155,951
3.50% due 02/01/2043	120,902	126,612
3.50% due 08/01/2044	682,021	711,830
3.50% due 03/01/2045	192,105	201,006
3.50% due 07/01/2045	335,954	351,686
3.50% due 10/01/2045	559,097	582,366
3.50% due November 15 TBA	60,000	63,347
3.50% due November 30 TBA	40,000	41,628
4.00% due 12/01/2041	344,099	370,151
4.00% due 03/01/2042	289,773	309,383
4.00% due 12/01/2042	200,731	214,366
4.00% due 04/01/2043	54,043	58,121
4.50% due 09/01/2041	259,153	281,657
4.50% due 11/25/2045(5)	1,120,000	1,219,575
5.00% due 03/01/2018	10,873	11,292
5.00% due 04/01/2018	3,723	3,867
5.00% due 07/01/2018	10,144	10,536
5.00% due 08/01/2018	6,741	7,001
5.00% due 06/01/2019	14,745	15,420
5.00% due 09/01/2041	237,036	260,932
5.00% due November 30 TBA	540,000	595,181
5.50% due 10/01/2017	23,733	24,344
5.50% due 11/01/2017	5,665	5,813
5.50% due 04/01/2037	166,561	187,628
5.50% due November 30 TBA	240,000	268,148
6.00% due 08/01/2017	11,365	11,659
6.50% due 10/01/2039	42,089	48,631
Federal National Mtg. Assoc. REMIC
Series 2012-128, Class KI
3.00% due 11/25/2027(2)(4)	375,483	39,711
Series 2012-144, Class EI
3.00% due 01/25/2028(2)(4)	93,744	11,184
Series 2012-145, Class EI
3.00% due 01/25/2028(2)(4)	191,579	20,670
Series 2012-150, Class BI
3.00% due 01/25/2028(2)(4)	222,729	24,081
Series 2013-10, Class YI
3.00% due 02/25/2028(2)(4)	180,980	18,385
Series 2013-9, Class IO
3.00% due 02/25/2028(2)(4)	79,588	9,625
Series 2013-15, Class QI
3.00% due 03/25/2028(2)(4)	75,916	8,414
Series 2015-46, Class BA
3.00% due 05/25/2041(2)	370,384	383,450
Series 2014-13, Class KI
3.50% due 03/25/2029(2)(4)	307,187	44,045
Series 2010-116, Class BI
5.00% due 08/25/2020(2)(4)	104,729	8,356
Series 2011-3, Class KA
5.00% due 04/25/2040(2)	48,061	52,594

		10,899,858

Government National Mtg. Assoc. — 3.1%
3.00% due 09/20/2045	49,886	51,025
3.00% due 08/20/2045	1,273,827	1,302,900
3.50% due 06/20/2045	58,982	61,889
3.50% due 07/20/2045	1,882,049	1,974,859
3.50% due 09/20/2045	79,830	83,770
3.50% due 10/20/2045	40,000	41,976
4.00% due 07/20/2045	177,017	188,971
4.00% due 08/20/2045	407,198	434,338
4.00% due 09/20/2045	638,672	681,950
4.50% due 05/15/2039	61,954	67,885
4.50% due 07/15/2040	9,526	10,304
4.50% due 07/20/2040	33,618	36,609
4.50% due 10/20/2040	192,752	210,318
4.50% due 08/20/2045	197,103	212,690
5.00% due 10/20/2039	146,469	162,706
5.00% due 07/20/2040	72,039	80,071
5.50% due 01/15/2034	183,278	204,881
7.50% due 01/15/2032	46,256	56,364
Government National Mtg. Assoc. REMIC
Series 2010-107, Class GE
3.00% due 02/20/2038(2)	112,818	115,416
Series 2010-114, Class NJ
3.00% due 04/20/2038(2)	155,180	158,012
Series 2010-68, Class WA
3.00% due 12/16/2039(2)	106,568	110,586
Series 2011-52, Class LV
4.00% due 07/20/2034(2)	190,000	198,824
Series 2010-116, Class HB
4.00% due 09/20/2040(2)	360,000	387,691
Series 2010-73, Class CA
4.50% due 08/20/2035(2)	57,865	60,179
Series 2009-103, Class PD
4.50% due 03/20/2038(2)	80,000	85,274

		6,979,488

Tennessee Valley Authority — 0.1%
4.65% due 06/15/2035	248,000	282,468

Total U.S. Government Agencies (cost $22,775,527)		22,855,941

U.S. GOVERNMENT TREASURIES — 4.8%
United States Treasury Bonds — 0.8%
1.38% due 02/15/2044 TIPS(6)	115,554	119,732
2.50% due 02/15/2045	307,500	280,061
2.88% due 08/15/2045	150,000	148,211
3.00% due 11/15/2044	125,000	126,423
3.00% due 05/15/2045	980,000	991,574

		1,666,001

United States Treasury Notes — 4.0%
0.75% due 04/15/2018	852,500	848,959
0.88% due 01/15/2018	905,000	905,448
0.88% due 10/15/2018	1,430,000	1,423,325
1.00% due 03/15/2018	1,594,000	1,597,881
1.00% due 05/15/2018	620,000	620,783
1.38% due 09/30/2020	276,300	274,408
2.00% due 08/15/2025	3,390,000	3,344,909

		9,015,713

Total U.S. Government Treasuries (cost $10,729,814)		10,681,714

MUNICIPAL BONDS & NOTES — 0.4%
New Jersey State Turnpike Authority Revenue Bonds Series A 7.10% due 01/01/2041	110,000	149,189
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	110,000	153,852
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	280,993
Port Authority of New York & New Jersey Revenue Bonds Series 174 4.46% due 10/01/2062	120,000	116,339
State of California General Obligation Bonds 7.55% due 04/01/2039	115,000	169,738
State of Illinois General Obligation Bonds 5.10% due 06/01/2033	90,000	83,025

Total Municipal Bonds & Notes (cost $918,989)		953,136

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.3%
Government of Bermuda Senior Notes 4.85% due 02/06/2024*	200,000	209,500
Kingdom of Bahrain Senior Notes 6.13% due 08/01/2023*	200,000	210,100
Republic of Costa Rica Senior Notes 7.16% due 03/12/2045*	200,000	180,500
Republic of Ecuador Senior Notes 10.50% due 03/24/2020*	200,000	166,000

Total Foreign Government Obligations (cost $819,587)		766,100

Total Long-Term Investment Securities (cost $202,187,542)		217,142,863

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
0.01% due 11/12/2015(7)	15,000	15,000
0.01% due 01/21/2016(7)	135,000	134,980

Total Short-Term Investment Securities (cost $149,940)		149,980

REPURCHASE AGREEMENTS — 5.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $13,286,000 and collateralized by $13,840,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having approximate value of $13,535,865 (cost $13,286,000)	13,286,000	13,286,000

TOTAL INVESTMENTS (cost $215,623,482) (8)	103.0%	230,578,843
Liabilities in excess of other assets	(3.0)	(6,780,776)

NET ASSETS	100.0%	$223,798,067

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $8,706,657 representing 3.9% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Interest Only
(5)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	See Note 4 for cost of investments on a tax basis.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

The actual principal and maturity date will be determined upon settlement date.

TIPS	— Treasury Inflation Protected Securities
FRS	— Floating Rate Security
VRS	— Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
21	Long	U.S. Treasury 10 Year Notes	December 2015	$2,681,607	$2,681,438	$(169)
25	Long	S&P 500 E-Mini Index	December 2015	2,473,958	2,592,125	118,167
11	Long	U.S. Treasury Long Bonds	December 2015	1,724,321	1,720,813	(3,508)
9	Long	U.S. Treasury Ultra Bonds	December 2015	1,431,565	1,437,750	6,185
27	Long	U.S. Treasury 5 Year Notes	December 2015	3,241,619	3,233,883	(7,736)

						$112,939

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,216,604	$—	$—	$136,216,604
Asset Backed Securities	—	18,302,260	—	18,302,260
U.S. Corporate Bonds & Notes	—	21,214,665	—	21,214,665
Foreign Corporate Bonds & Notes	—	6,152,443	—	6,152,443
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	9,680,283	1,219,575	10,899,858
Other Government Agencies	—	11,956,083	—	11,956,083
U.S. Government Treasuries	—	10,681,714	—	10,681,714
Municipal Bonds & Notes	—	953,136	—	953,136
Foreign Government Obligation	—	766,100	—	766,100
Short-Term Investment Securities	—	149,980	—	149,980
Repurchase Agreements	—	13,286,000	—	13,286,000

Total Investments at Value	$136,216,604	$93,142,664	$1,219,575	$230,578,843

Other Financial Instruments:+
Futures Contracts	$124,352	$—	$—	$124,352

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$11,413	$—	$—	$11,413

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal amount	Value (Note 1)

COMMON STOCKS — 60.7%
Advertising Agencies — 0.4%
Omnicom Group, Inc.	29,530	$2,212,388

Aerospace/Defense — 1.5%
General Dynamics Corp.	7,767	1,154,021
Lockheed Martin Corp.	15,749	3,462,103
Northrop Grumman Corp.	19,006	3,568,376

		8,184,500

Aerospace/Defense-Equipment — 0.7%
United Technologies Corp.	42,973	4,228,973

Agricultural Chemicals — 0.1%
Monsanto Co.	4,606	429,371

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	7,524	343,546

Applications Software — 0.4%
Microsoft Corp.	38,900	2,047,696

Auto-Cars/Light Trucks — 0.5%
General Motors Co.	15,145	528,712
Hyundai Motor Co.	5,882	804,870
Kia Motors Corp.	29,007	1,419,754

		2,753,336

Auto/Truck Parts & Equipment-Original — 1.3%
Allison Transmission Holdings, Inc.	49,765	1,428,256
Delphi Automotive PLC	24,682	2,053,296
Johnson Controls, Inc.	50,608	2,286,469
Magna International, Inc.	31,263	1,648,743

		7,416,764

Banks-Commercial — 0.5%
BB&T Corp.	26,927	1,000,338
BOC Hong Kong Holdings, Ltd.	111,500	358,211
Standard Chartered PLC	31,185	346,812
Sumitomo Mitsui Financial Group, Inc.	29,300	1,180,061

		2,885,422

Banks-Fiduciary — 1.0%
Bank of New York Mellon Corp.	76,515	3,186,850
State Street Corp.	32,039	2,210,691

		5,397,541

Banks-Super Regional — 2.5%
PNC Financial Services Group, Inc.	17,263	1,558,158
SunTrust Banks, Inc.	12,621	524,024
US Bancorp	50,069	2,111,910
Wells Fargo & Co.	178,662	9,672,761

		13,866,853

Beverages-Non-alcoholic — 0.1%
Coca-Cola Co.	16,433	695,938

Beverages-Wine/Spirits — 0.4%
Diageo PLC	83,091	2,406,228

Building & Construction Products-Misc. — 0.3%
Owens Corning	38,625	1,758,596

Cable/Satellite TV — 1.5%
Comcast Corp., Special Class A	96,724	6,065,562
Time Warner Cable, Inc.	13,444	2,546,294

		8,611,856

Cellular Telecom — 0.1%
Vodafone Group PLC	145,423	480,314

Chemicals-Diversified — 1.6%
Celanese Corp., Series A	11,619	825,530
E.I. du Pont de Nemours & Co.	18,146	1,150,456
LyondellBasell Industries NV, Class A	30,360	2,820,748
PPG Industries, Inc.	41,400	4,316,364

		9,113,098

Coatings/Paint — 0.2%
Axalta Coating Systems, Ltd.†	31,210	862,332

Commercial Services — 0.1%
Aramark	24,094	731,253

Commercial Services-Finance — 0.3%
Equifax, Inc.	2,229	237,545
McGraw Hill Financial, Inc.	2,271	210,385
Sabre Corp.	33,538	983,334

		1,431,264

Computer Aided Design — 0.1%
Aspen Technology, Inc.†	12,249	506,986

Computer Services — 1.4%
Accenture PLC, Class A	47,442	5,085,782
Hewlett Packard Enterprise Co.†	23,533	346,406
International Business Machines Corp.	19,186	2,687,575

		8,119,763

Computers — 0.3%
Apple, Inc.	12,013	1,435,554
HP, Inc.	23,533	285,455

		1,721,009

Computers-Memory Devices — 0.5%
EMC Corp.	20,516	537,930
Seagate Technology PLC	13,658	519,823
Western Digital Corp.	24,000	1,603,680

		2,661,433

Consumer Products-Misc. — 0.2%
Kimberly-Clark Corp.	7,053	844,315

Containers-Metal/Glass — 0.1%
Crown Holdings, Inc.†	11,385	603,860

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	6,980	533,132

Data Processing/Management — 0.3%
Fidelity National Information Services, Inc.	11,430	833,475
Fiserv, Inc.†	8,725	842,050

		1,675,525

Diagnostic Equipment — 1.0%
Danaher Corp.	63,030	5,881,329

Distribution/Wholesale — 0.1%
LKQ Corp.†	23,609	699,062

Diversified Banking Institutions — 4.1%
Bank of America Corp.	87,935	1,475,549
Citigroup, Inc.	25,886	1,376,359
Goldman Sachs Group, Inc.	21,155	3,966,562
HSBC Holdings PLC	94,375	738,499
JPMorgan Chase & Co.	221,832	14,252,706
Morgan Stanley	28,539	940,931
UBS Group AG	29,088	582,084

		23,332,690

Diversified Manufacturing Operations — 1.7%
3M Co.	25,484	4,006,339
Eaton Corp. PLC	28,322	1,583,483
Illinois Tool Works, Inc.	20,880	1,919,707
Parker-Hannifin Corp.	2,671	279,654
Pentair PLC	17,867	999,123
Siemens AG	9,123	917,938

		9,706,244

E-Commerce/Products — 0.4%
Amazon.com, Inc.†	3,228	2,020,405

Electric-Distribution — 0.4%
PPL Corp.	62,714	2,157,362

Electric-Integrated — 1.3%
American Electric Power Co., Inc.	44,497	2,520,755
Duke Energy Corp.	18,282	1,306,615
Edison International	6,405	387,631
Engie	47,969	841,612
Exelon Corp.	46,109	1,287,363
PG&E Corp.	6,115	326,541
Public Service Enterprise Group, Inc.	16,111	665,223

		7,335,740

Electronic Components-Semiconductors — 1.1%
Broadcom Corp., Class A	24,589	1,263,875
Intel Corp.	21,342	722,640
Microchip Technology, Inc.	32,639	1,576,137
NVIDIA Corp.	5,718	162,220
Texas Instruments, Inc.	41,550	2,356,716

		6,081,588

Electronic Security Devices — 0.3%
Tyco International PLC	52,034	1,896,119

Enterprise Software/Service — 0.5%
CA, Inc.	22,313	618,293
Oracle Corp.	52,011	2,020,107

		2,638,400

Entertainment Software — 0.2%
Electronic Arts, Inc.†	16,641	1,199,317

Finance-Credit Card — 1.0%
American Express Co.	30,481	2,233,038
Discover Financial Services	22,972	1,291,486
Visa, Inc., Class A	26,072	2,022,666

		5,547,190

Finance-Investment Banker/Broker — 0.0%
PJT Partners, Inc., Class A†	383	8,235

Finance-Other Services — 0.2%
Nasdaq, Inc.	17,894	1,035,884

Fisheries — 0.1%
Marine Harvest ASA	50,168	672,508

Food-Misc./Diversified — 2.0%
Danone SA	21,584	1,505,027
General Mills, Inc.	63,782	3,706,372
Ingredion, Inc.	6,294	598,307
Kellogg Co.	13,494	951,597
McCormick & Co., Inc.	9,281	779,418
Mondelez International, Inc., Class A	17,961	829,080
Nestle SA	38,075	2,912,105

		11,281,906

Food-Retail — 0.1%
Kroger Co.	20,076	758,873

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	6,079	257,932

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.	17,759	443,797

Independent Power Producers — 0.1%
NRG Energy, Inc.	23,157	298,494

Industrial Gases — 0.1%
Praxair, Inc.	4,133	459,135

Instruments-Controls — 0.8%
Honeywell International, Inc.	43,292	4,471,198

Instruments-Scientific — 0.6%
Thermo Fisher Scientific, Inc.	25,626	3,351,368

Insurance Brokers — 0.4%
Aon PLC	24,340	2,271,165

Insurance-Life/Health — 0.7%
Prudential Financial, Inc.	38,776	3,199,020
Suncorp Group, Ltd.	78,118	730,305

		3,929,325

Insurance-Multi-line — 1.9%
ACE, Ltd.	29,968	3,402,567
Delta Lloyd NV	48,418	382,284
MetLife, Inc.	112,965	5,691,177
Zurich Insurance Group AG	4,451	1,176,636

		10,652,664

Insurance-Property/Casualty — 0.8%
Chubb Corp.	8,635	1,116,937
Travelers Cos., Inc.	30,494	3,442,468

		4,559,405

Insurance-Reinsurance — 0.3%
Validus Holdings, Ltd.	35,711	1,581,997

Internet Security — 0.1%
Symantec Corp.	36,054	742,712

Investment Management/Advisor Services — 0.7%
BlackRock, Inc.	5,820	2,048,466
Franklin Resources, Inc.	45,403	1,850,626

		3,899,092

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	9,326	680,705

Machinery-Farming — 0.1%
Deere & Co.	3,863	301,314

Medical Instruments — 1.0%
Medtronic PLC	49,428	3,653,718
St. Jude Medical, Inc.	29,047	1,853,489

		5,507,207

Medical Products — 0.3%
Cooper Cos., Inc.	6,277	956,364
Zimmer Biomet Holdings, Inc.	8,676	907,249

		1,863,613

Medical-Drugs — 5.5%
Abbott Laboratories	67,779	3,036,499
Allergan PLC†	3,417	1,054,042
Bayer AG	5,222	696,837
Bristol-Myers Squibb Co.	63,584	4,193,365
Eli Lilly & Co.	49,966	4,075,727
Indivior PLC	7,553	23,939
Johnson & Johnson	67,487	6,818,212
Merck & Co., Inc.	111,663	6,103,499
Novartis AG	3,999	363,509
Pfizer, Inc.	128,477	4,345,092
Roche Holding AG	1,142	309,979
Valeant Pharmaceuticals International, Inc.†	2,826	264,994

		31,285,694

Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	30,181	846,275

Medical-Wholesale Drug Distribution — 0.1%
McKesson Corp.	3,098	553,922

Metal-Diversified — 0.1%
Rio Tinto PLC	22,466	816,833

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	8,697	430,067

Multimedia — 1.0%
Time Warner, Inc.	34,683	2,613,017
Twenty-First Century Fox, Inc., Class A	25,404	779,649
Viacom, Inc., Class B	10,592	522,291
Walt Disney Co.	15,613	1,775,823

		5,690,780

Networking Products — 0.6%
Cisco Systems, Inc.	113,590	3,277,071

Oil & Gas Drilling — 0.1%
Noble Corp. PLC	29,436	396,503

Oil Companies-Exploration & Production — 1.2%
Anadarko Petroleum Corp.	16,469	1,101,447
Canadian Natural Resources, Ltd.	14,349	333,184
Crescent Point Energy Corp.	61,322	835,697
EOG Resources, Inc.	18,224	1,564,530
EQT Corp.	8,960	591,987
Noble Energy, Inc.	24,445	876,109
Occidental Petroleum Corp.	23,498	1,751,541

		7,054,495

Oil Companies-Integrated — 1.4%
Chevron Corp.	33,437	3,038,755
Exxon Mobil Corp.	44,401	3,673,739
Royal Dutch Shell PLC, Class A	48,549	1,264,848

		7,977,342

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	17,213	647,897

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	18,045	934,731
Valero Energy Corp.	42,412	2,795,799

		3,730,530

Oil-Field Services — 0.3%
Baker Hughes, Inc.	1,719	90,557
Schlumberger, Ltd.	23,087	1,804,480

		1,895,037

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	22,367	1,932,061

Pipelines — 0.2%
Williams Cos., Inc.	15,571	614,120
Williams Partners LP	14,852	501,998

		1,116,118

Private Equity — 0.1%
Blackstone Group LP	15,319	506,446

Publishing-Periodicals — 0.0%
Time, Inc.	1,282	23,820

Real Estate Investment Trusts — 0.3%
Hospitality Properties Trust	18,162	487,468
Medical Properties Trust, Inc.	65,968	745,439
Starwood Property Trust, Inc.	24,481	491,823

		1,724,730

Retail-Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	135,733	2,074,000

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	2,380	472,263

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	4,198	250,327

Retail-Discount — 0.9%
Target Corp.	64,014	4,940,601

Retail-Drug Store — 1.1%
CVS Health Corp.	64,661	6,387,214

Retail-Regional Department Stores — 0.4%
Kohl’s Corp.	53,522	2,468,435

Retail-Restaurants — 0.3%
Darden Restaurants, Inc.	5,594	346,212
McDonald’s Corp.	4,104	460,674
Yum! Brands, Inc.	15,537	1,101,729

		1,908,615

Semiconductor Components-Integrated Circuits — 0.4%
Analog Devices, Inc.	4,221	253,766
Maxim Integrated Products, Inc.	13,916	570,278
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	66,210	1,453,972

		2,278,016

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC	7,553	738,676

Telephone-Integrated — 1.6%
AT&T, Inc.	21,101	707,094
Frontier Communications Corp.	105,779	543,704
TDC A/S	90,326	473,448
Telecom Italia SpA RSP	506,026	569,250
Telefonica Brasil SA ADR	61,761	639,844
Verizon Communications, Inc.	126,886	5,948,416

		8,881,756

Tobacco — 2.7%
Altria Group, Inc.	56,966	3,444,734
Japan Tobacco, Inc.	44,800	1,563,378
Philip Morris International, Inc.	101,448	8,968,003
Reynolds American, Inc.	22,642	1,094,061

		15,070,176

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	10,656	1,129,323

Toys — 0.1%
Hasbro, Inc.	10,252	787,661

Transport-Rail — 0.3%
Canadian National Railway Co.	10,203	623,302
Union Pacific Corp.	13,595	1,214,713

		1,838,015

Transport-Services — 0.4%
United Parcel Service, Inc., Class B	24,082	2,480,928

Web Portals/ISP — 0.2%
Alphabet, Inc., Class A†	1,161	856,110

Total Common Stocks (cost $265,564,566)		342,515,004

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Medical-Generic Drugs — 0.1%
Allergan PLC Series A 5.50%	514	537,968

Telephone-Integrated — 0.0%
Frontier Communications Corp. Series A 11.13%	3,425	339,520

Total Convertible Preferred Securities (cost $862,846)		877,488

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.5%
Banks-Commercial — 0.2%
BBVA Bancomer SA 6.75% due 09/30/2022*	510,000	572,220
BPCE SA FRS 12.50% due 09/30/2019*(1)	593,000	769,417

		1,341,637

Banks-Super Regional — 0.1%
Wells Fargo & Co. FRS Series S 5.90% due 06/15/2024(1)	364,000	373,100

Diversified Banking Institutions — 0.1%
BNP Paribas SA FRS 7.20% due 06/25/2037*(1)	400,000	458,000

Insurance-Multi-line — 0.1%
ZFS Finance USA Trust V FRS 6.50% due 05/09/2067*	474,000	484,665

Total Preferred Securities/Capital Securities (cost $2,392,714)		2,657,402

ASSET BACKED SECURITIES — 2.4%
Diversified Financial Services — 2.4%
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	630,000	614,022
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 1.79% due 12/28/2040*(2)	459,637	289,329
Cent CLO LP FRS Series 2013-17A, Class A1 1.60% due 01/30/2025*(2)(3)	529,000	522,705
Citigroup Commercial Mtg. Trust VRS Series 2007-C6, Class A4 5.71% due 12/10/2049(4)	700,000	734,336
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class A4 5.32% due 12/11/2049(4)	499,704	511,939
Commercial Mtg. Trust Series LC21, Class A4 3.71% due 07/10/2048(4)	821,121	851,775
Credit Suisse Mtg. Capital Certs. VRS Series 2007-C5, Class A4 5.70% due 09/15/2040(4)	1,078,901	1,125,775
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(4)	467,518	477,204
Dryden Senior Loan Fund FRS Series 2013-26A, Class A 1.42% due 07/15/2025*(2)(3)	680,000	666,264
Ford Credit Auto Owner Trust Series 2014-1, Class A 2.26% due 11/15/2025*	347,000	350,146
Ford Credit Auto Owner Trust Series 2014-2, Class A 2.31% due 04/15/2026*	268,000	270,098
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036	173,711	169,036
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class AM 5.48% due 03/10/2039(4)	1,725,000	1,784,693
GS Mtg. Securities Corp. II Series 2015-GC30, Class A4 3.38% due 05/10/2050(4)	879,375	890,511
ING Investment Management CLO, Ltd. FRS Series 2013-2A, Class A1 1.45% due 04/25/2025*(2)(3)	617,000	606,634

JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(4)	1,010,000	1,036,334
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2006-LDP6, Class A4 5.48% due 04/15/2043(4)	101,806	102,293
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD11, Class A4 5.77% due 06/15/2049(4)	550,000	568,920
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2007-LD12, Class A3 5.94% due 02/15/2051(4)	24,942	24,951
Morgan Stanley Capital I, Inc. VRS Series 1998-HF2, Class X 0.94% due 11/15/2030*(4)(5)	742,087	12,903
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 5.32% due 12/25/2035	369,931	303,458
Wachovia Bank Commercial Mtg. Trust VRS Series 2007, Class A3 5.71% due 06/15/2049(4)	707,737	734,670
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(4)	893,749	916,854

Total Asset Backed Securities (cost $13,887,835)		13,564,850

U.S. CORPORATE BONDS & NOTES — 7.9%
Auto-Cars/Light Trucks — 0.1%
Toyota Motor Credit Corp. Senior Notes 3.40% due 09/15/2021	550,000	576,928

Banks-Commercial — 0.1%
Discover Bank Senior Notes 4.20% due 08/08/2023	320,000	330,168

Banks-Super Regional — 0.4%
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/2016	720,000	748,736
PNC Funding Corp. Company Guar. Notes 5.63% due 02/01/2017	600,000	630,151
SunTrust Banks, Inc. Senior Notes 2.35% due 11/01/2018	271,000	272,561
US Bancorp Senior Notes 3.70% due 01/30/2024	483,000	505,770

		2,157,218

Brewery — 0.2%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	660,000	915,330

Cable/Satellite TV — 0.2%
CCO Safari II LLC Senior Sec. Notes 4.91% due 07/23/2025*	449,000	456,401
Comcast Corp. Company Guar. Notes 2.85% due 01/15/2023	620,000	623,789

		1,080,190

Cellular Telecom — 0.1%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	240,000	259,184
Crown Castle Towers LLC Senior Sec. Bonds 6.11% due 01/15/2040*	454,000	501,382

		760,566

Computers — 0.0%
Apple, Inc. Senior Notes 3.85% due 05/04/2043	228,000	210,507

Diversified Banking Institutions — 1.3%
Bank of America Corp. Senior Notes 4.10% due 07/24/2023	800,000	836,074
Bank of America Corp. Senior Notes 4.13% due 01/22/2024	1,282,000	1,335,003
Bank of America Corp. Senior Notes 7.63% due 06/01/2019	460,000	541,901
Citigroup, Inc. Senior Notes 2.50% due 09/26/2018	460,000	465,561
Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/2017	772,000	808,955
JPMorgan Chase & Co. Senior Notes 6.30% due 04/23/2019	770,000	875,387
Morgan Stanley Senior Notes 3.88% due 04/29/2024	665,000	683,981
Morgan Stanley Senior Notes 4.00% due 07/23/2025	248,000	255,031

Morgan Stanley Senior Notes 6.63% due 04/01/2018	1,270,000	1,410,797

		7,212,690

Diversified Financial Services — 0.2%
General Electric Capital Corp. FRS Company Guar. Notes 0.94% due 01/09/2020	798,000	798,541
General Electric Capital Corp. Company Guar. Notes 3.10% due 01/09/2023	99,000	100,211

		898,752

Diversified Manufacturing Operations — 0.1%
General Electric Co. Senior Notes 2.70% due 10/09/2022	590,000	590,288

Electric-Integrated — 0.5%
Berkshire Hathaway Energy Co. Senior Notes 3.75% due 11/15/2023	410,000	424,504
Entergy Louisiana LLC Sec. Notes 8.09% due 01/02/2017	66,915	66,926
Midamerican Funding LLC Senior Sec. Bonds 6.93% due 03/01/2029	166,000	219,019
Pacific Gas & Electric Co. Senior Notes 4.60% due 06/15/2043	530,000	543,963
PPL Capital Funding, Inc. Company Guar. Notes 3.40% due 06/01/2023	530,000	530,221
PPL Capital Funding, Inc. Company Guar. Notes 5.00% due 03/15/2044	180,000	190,796
Progress Energy, Inc. Senior Notes 3.15% due 04/01/2022	672,000	669,446
PSEG Power LLC Company Guar. Notes 5.32% due 09/15/2016	414,000	428,084

		3,072,959

Electric-Transmission — 0.1%
Oncor Electric Delivery Co. LLC Senior Sec. Notes 7.00% due 09/01/2022	495,000	601,507

Engineering/R&D Services — 0.0%
ABB Finance USA, Inc. Company Guar. Notes 2.88% due 05/08/2022	191,000	188,919

Food-Confectionery — 0.1%
JM Smucker Co. Company Guar. Notes 3.50% due 03/15/2025	361,000	362,130
WM Wrigley Jr. Co. Senior Notes 2.40% due 10/21/2018*	150,000	152,387

		514,517

Food-Misc./Diversified — 0.1%
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	256,000	261,069

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 4.80% due 07/15/2021	570,000	627,392

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	350,000	358,722

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.70% due 03/13/2023	630,000	606,790

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	640,000	662,792

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	530,000	523,291

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	372,000	376,224
Becton Dickinson and Co. Senior Notes 6.38% due 08/01/2019	720,000	817,566
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	771,000	758,659

		1,952,449

Medical-Biomedical/Gene — 0.3%
Celgene Corp. Senior Notes 2.88% due 08/15/2020	320,000	322,031
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	1,192,000	1,203,951

Gilead Sciences, Inc. Senior Notes 3.70% due 04/01/2024	190,000	196,315

		1,722,297

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	1,140,000	1,140,046

Medical-HMO — 0.2%
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	822,000	857,107
WellPoint, Inc. Senior Notes 3.30% due 01/15/2023	375,000	371,842

		1,228,949

Metal-Copper — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Company Guar. Notes 3.88% due 03/15/2023	630,000	492,660

Multimedia — 0.3%
21st Century Fox America, Inc. Company Guar. Notes 8.50% due 02/23/2025	664,000	874,941
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033	700,000	823,126

		1,698,067

Oil Companies-Exploration & Production — 0.1%
Anadarko Petroleum Corp. Senior Notes 6.38% due 09/15/2017	340,000	366,103
Apache Corp. Senior Notes 3.25% due 04/15/2022	263,000	259,088
Apache Corp. Senior Notes 4.75% due 04/15/2043	200,000	184,945

		810,136

Oil Companies-Integrated — 0.2%
Chevron Corp. FRS Senior Notes 0.49% due 11/15/2017	1,056,000	1,054,681

Pipelines — 0.5%
Energy Transfer Partners LP Senior Notes 3.60% due 02/01/2023	346,000	305,920
Energy Transfer Partners LP Senior Notes 4.90% due 02/01/2024	270,000	254,631
Enterprise Products Operating LLC Company Guar. Notes 6.50% due 01/31/2019	565,000	631,532
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	520,000	465,452
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.40% due 03/15/2031	110,000	111,196
Kinder Morgan Energy Partners LP Company Guar. Bonds 7.75% due 03/15/2032	212,000	215,113
Spectra Energy Capital LLC Company Guar. Notes 8.00% due 10/01/2019	708,000	813,792

		2,797,636

Real Estate Investment Trusts — 0.1%
ERP Operating LP Senior Notes 5.38% due 08/01/2016	160,000	164,967
HCP, Inc. Senior Notes 5.38% due 02/01/2021	460,000	506,537

		671,504

Rental Auto/Equipment — 0.2%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	711,000	874,082

Retail-Apparel/Shoe — 0.1%
Gap, Inc. Senior Notes 5.95% due 04/12/2021	380,000	404,046

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 3.75% due 02/15/2024	380,000	405,930
Home Depot, Inc. Senior Bonds 5.95% due 04/01/2041	173,000	219,646

		625,576

Retail-Discount — 0.3%
Wal-Mart Stores, Inc. Senior Notes 5.25% due 09/01/2035	1,503,000	1,730,428

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	773,000	795,067

Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	529,000	528,665
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	265,000	245,623

		1,569,355

Telephone-Integrated — 0.3%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	523,000	512,999
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	523,000	507,510
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	774,000	894,560

		1,915,069

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.85% due 08/09/2022	640,000	632,643
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	1,156,000	1,206,273

		1,838,916

Total U.S. Corporate Bonds & Notes (cost $42,790,419)		44,676,492

FOREIGN CORPORATE BONDS & NOTES — 3.5%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 2.38% due 03/22/2017*	532,000	528,752

Banks-Commercial — 0.6%
Banco de Credito del Peru/Panama Senior Notes 5.38% due 09/16/2020	522,000	566,109
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Bond 4.10% due 09/09/2023*	530,000	559,786
Commonwealth Bank of Australia Senior Notes 5.00% due 10/15/2019*	460,000	507,535
Credit Suisse AG Sub. Notes 6.50% due 08/08/2023*	440,000	481,800
ING Bank NV Senior Notes 3.75% due 03/07/2017*	514,000	529,734
ING Bank NV Sub. Notes 5.80% due 09/25/2023*	659,000	724,466
Swedbank AB Senior Notes 2.13% due 09/29/2017*	200,000	202,176

		3,571,606

Banks-Special Purpose — 0.2%
KfW Government Guar. Notes 4.88% due 06/17/2019	840,000	940,390

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.63% due 04/29/2023	640,000	620,204

Broadcast Services/Program — 0.0%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	201,000	181,277

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/2018	982,000	1,109,275

Diversified Financial Services — 0.1%
GE Capital International Funding Co. Company Guar. Notes 3.37% due 11/15/2025*(2)	256,942	259,752

Electric-Distribution — 0.1%
State Grid Overseas Investment 2014, Ltd. Company Guar. Notes 2.75% due 05/07/2019*(2)	561,000	571,077

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,091,383

Machinery-Construction & Mining — 0.2%
Atlas Copco AB Senior Bonds 5.60% due 05/22/2017*	900,000	950,182

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	364,000	357,822

Medical-Generic Drugs — 0.2%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	288,000	285,390
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	338,000	324,893

Teva Pharmaceutical Finance IV BV Company Guar. Notes 3.65% due 11/10/2021	352,000	353,641

		963,924

Oil Companies-Exploration & Production — 0.1%
CNOOC Finance 2012, Ltd. Company Guar. Notes 3.88% due 05/02/2022*	630,000	643,415
Ras Laffan Liquefied Natural Gas Co., Ltd. III Senior Sec. Notes 5.83% due 09/30/2016*	114,056	117,073

		760,488

Oil Companies-Integrated — 0.8%
BP Capital Markets PLC Company Guar. Notes 4.50% due 10/01/2020	193,000	211,755
BP Capital Markets PLC Company Guar. Notes 4.74% due 03/11/2021	527,000	585,375
Petro-Canada Senior Notes 6.05% due 05/15/2018	1,075,000	1,176,710
Petroleos Mexicanos Company Guar. Notes 3.13% due 01/23/2019	229,000	226,994
Petroleos Mexicanos Company Guar. Notes 8.00% due 05/03/2019	491,000	561,581
Statoil ASA Company Guar. Notes 3.70% due 03/01/2024	584,000	604,097
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017	768,000	774,130
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	580,000	606,406

		4,747,048

Pipelines — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	774,000	746,609

Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 3.63% due 09/21/2023*	650,000	668,515

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.25% due 06/07/2022*	639,000	652,656
Imperial Tobacco Finance PLC Company Guar. Notes 2.95% due 07/21/2020*(2)	517,000	519,474

		1,172,130

Web Portals/ISP — 0.1%
Baidu, Inc. Senior Notes 3.50% due 11/28/2022	690,000	684,426

Total Foreign Corporate Bonds & Notes (cost $19,144,458)		19,924,860

U.S. GOVERNMENT AGENCIES — 11.6%
Federal Home Loan Mtg. Corp. — 4.1%
3.00% due December TBA	1,685,000	1,747,485
3.00% due 03/01/2043	440,277	446,351
3.00% due 04/01/2043	1,046,969	1,058,600
3.00% due 05/01/2043	893,543	902,988
3.50% due 02/01/2042	513,687	536,179
3.50% due 04/01/2042	280,770	294,456
3.50% due 12/01/2042	784,672	821,171
3.50% due 04/01/2043	208,357	217,737
3.50% due 07/01/2043	300,436	312,632
3.50% due 08/01/2043	524,477	545,492
3.50% due December TBA	550,000	569,787
3.50% due January TBA	609,000	629,363
4.00% due 11/01/2040	696,725	742,419
4.00% due 01/01/2041	1,031,062	1,098,738
4.00% due 11/01/2043	471,800	501,451
4.00% due 04/01/2044	594,072	633,126
4.00% due 09/01/2044	1,609,335	1,710,475
4.00% due December TBA	520,000	551,383
4.50% due 08/01/2018	43,251	44,748
4.50% due 11/01/2018	88,131	91,227
4.50% due 01/01/2019	24,294	25,147
4.50% due 03/01/2019	6,758	7,009
4.50% due 08/01/2019	4,862	5,040
4.50% due 02/01/2020	9,147	9,533
4.50% due 08/01/2024	249,183	268,684
4.50% due 04/01/2035	43,534	47,194
4.50% due 07/01/2039	329,131	357,615
4.50% due 09/01/2039	133,306	144,847
4.50% due 10/01/2039	79,476	86,350
5.00% due 03/01/2018	24,303	25,202
5.00% due 05/01/2018	23,511	24,381
5.00% due 09/01/2018	26,595	27,579
5.00% due 02/01/2019	38,116	39,629
5.00% due 09/01/2033	171,645	190,435
5.00% due 03/01/2034	80,380	89,351
5.00% due 04/01/2034	29,899	33,023
5.00% due 08/01/2035	47,769	52,549
5.00% due 10/01/2035	97,679	108,031
5.00% due 11/01/2035	320,703	352,755
5.00% due 12/01/2036	57,232	63,036
5.00% due 07/01/2039	446,033	488,722

5.50% due 01/01/2019	53,970	55,954
5.50% due 04/01/2019	4,951	5,148
5.50% due 06/01/2019	3,839	4,011
5.50% due 07/01/2019	7,377	7,670
5.50% due 10/01/2024	45,387	50,274
5.50% due 06/01/2025	63,559	70,377
5.50% due 07/01/2025	38,726	42,881
5.50% due 08/01/2025	56,012	62,040
5.50% due 09/01/2025	37,798	41,867
5.50% due 12/01/2033	111,106	126,369
5.50% due 01/01/2034	162,475	181,069
5.50% due 04/01/2034	29,034	32,718
5.50% due 11/01/2034	19,677	21,866
5.50% due 05/01/2035	20,528	22,915
5.50% due 09/01/2035	45,942	51,575
5.50% due 10/01/2035	28,213	31,854
6.00% due 04/01/2016	528	530
6.00% due 04/01/2017	4,554	4,663
6.00% due 07/01/2017	2,489	2,540
6.00% due 10/01/2017	4,838	4,950
6.00% due 08/01/2019	37,900	39,700
6.00% due 09/01/2019	3,535	3,628
6.00% due 11/01/2019	14,546	15,244
6.00% due 05/01/2021	13,612	14,532
6.00% due 10/01/2021	50,342	53,804
6.00% due 02/01/2023	64,458	72,726
6.00% due 12/01/2025	24,590	27,744
6.00% due 02/01/2026	21,341	24,078
6.00% due 04/01/2034	63,012	72,170
6.00% due 07/01/2034	79,410	90,848
6.00% due 08/01/2034	185,734	210,977
6.00% due 09/01/2034	14,311	16,156
6.00% due 07/01/2035	56,525	64,890
6.00% due 08/01/2035	47,030	53,955
6.00% due 11/01/2035	88,149	101,031
6.00% due 03/01/2036	35,915	41,071
6.00% due 07/01/2036	23,950	27,028
6.00% due 10/01/2036	50,278	56,929
6.00% due 01/01/2037	71,940	81,867
6.00% due 03/01/2037	8,784	9,912
6.00% due 05/01/2037	73,299	82,972
6.00% due 06/01/2037	73,456	83,597
6.50% due 05/01/2034	16,694	19,079
6.50% due 06/01/2034	45,199	51,655
6.50% due 08/01/2034	87,406	99,891
6.50% due 10/01/2034	47,167	56,057
6.50% due 11/01/2034	1,477	1,688
6.50% due 05/01/2037	50,827	59,225
6.50% due 07/01/2037	44,904	51,424
Federal Home Loan Mtg. Corp. Multifamily Structured Pass-Through Certs.
Series K712, Class A2
1.87% due 11/25/2019(4)	225,000	226,655
Series K704, Class A2
2.41% due 08/25/2018(4)	279,000	285,406
Series K503, Class A2
2.46% due 08/25/2019(4)	200,000	205,767
Series K026, Class A2
2.51% due 11/25/2022(4)	263,000	265,136
Series K042, Class A2
2.67% due 12/25/2024(4)	320,000	318,935
Series K025, Class A2
2.68% due 10/25/2022(4)	200,000	204,006
Series K720, Class A2
2.72% due 06/25/2022(4)	218,832	224,066
Series K718, Class A2
2.79% due 01/25/2022(4)	299,000	307,549
Series K028, Class A2
3.11% due 02/25/2023(4)	439,000	459,196
Series K702, Class A2
3.15% due 02/25/2018(4)	67,663	70,203
Series K041, Class A2
3.17% due 10/25/2024(4)	267,000	277,042
Series K030, Class A2
3.25% due 04/25/2023 VRS(4)	507,000	534,218
Series K029, Class A2
3.32% due 02/25/2023 VRS(4)	118,000	124,959
Series K035, Class A2
3.46% due 08/25/2023 VRS(4)	523,000	558,445
Series K003, Class A5
5.09% due 03/25/2019(4)	793,000	878,893

		23,247,545

Federal National Mtg. Assoc. — 5.8%
2.41% due 05/01/2023	105,431	105,356
2.50% due 02/01/2028	239,130	245,681
2.50% due 05/01/2028	134,723	138,405
2.50% due 05/01/2030	177,056	180,590
2.55% due 05/01/2023	96,688	97,482
2.59% due 05/01/2023	98,861	99,903
3.00% due 03/01/2027	90,629	94,604
3.00% due 04/01/2027	285,306	297,822
3.00% due 04/01/2030	256,923	267,507
3.00% due November TBA	899,000	935,129
3.50% due 11/01/2041	50,813	52,928
3.50% due 01/01/2042	590,690	618,493
3.50% due 04/01/2043	665,705	694,290
3.50% due 05/01/2043	1,209,812	1,261,368
3.50% due 06/01/2043	410,139	427,708
3.50% due 07/01/2043	1,108,868	1,156,270
3.50% due 09/01/2043	1,742,688	1,816,864
3.80% due 02/01/2018	83,862	87,877
3.85% due 07/01/2018	91,662	97,002
4.00% due 09/01/2040	486,276	518,576
4.00% due 12/01/2040	375,220	400,177
4.00% due 02/01/2041	125,528	133,936
4.00% due 01/01/2042	1,125,855	1,202,066
4.00% due 07/01/2043	350,831	373,665
4.00% due 11/01/2044	2,510,533	2,673,924
4.00% due 02/01/2045	2,788,906	2,970,414
4.50% due 04/01/2018	19,310	19,990
4.50% due 06/01/2018	29,666	30,724
4.50% due 07/01/2018	16,566	17,154

4.50% due 03/01/2019	32,420	33,600
4.50% due 04/01/2020	52,070	54,791
4.50% due 07/01/2020	15,276	16,076
4.50% due 08/01/2033	186,066	202,405
4.50% due 03/01/2034	566,538	618,657
4.50% due 01/01/2040	170,991	185,767
4.50% due 02/01/2041	227,358	248,723
4.50% due 04/01/2041	456,862	498,321
4.50% due 04/01/2044	2,020,800	2,194,351
4.60% due 09/01/2019	80,667	88,097
5.00% due 02/01/2018	86,456	89,792
5.00% due 12/01/2018	72,292	75,097
5.00% due 07/01/2019	29,330	30,823
5.00% due 11/01/2019	41,349	42,945
5.00% due 03/01/2020	22,260	23,226
5.00% due 07/01/2020	22,322	23,183
5.00% due 08/01/2020	18,096	19,303
5.00% due 12/01/2020	54,618	57,427
5.00% due 11/01/2033	91,153	100,912
5.00% due 03/01/2034	73,228	81,079
5.00% due 05/01/2034	29,626	32,764
5.00% due 08/01/2034	30,132	33,306
5.00% due 09/01/2034	83,999	92,976
5.00% due 06/01/2035	128,449	141,556
5.00% due 07/01/2035	281,198	310,014
5.00% due 08/01/2035	60,959	67,217
5.00% due 09/01/2035	47,442	52,291
5.00% due 10/01/2035	246,457	271,657
5.00% due 10/01/2039	101,530	113,013
5.00% due 11/01/2039	138,345	153,818
5.00% due 11/01/2040	84,485	93,912
5.00% due 01/01/2041	30,423	33,519
5.00% due 03/01/2041	67,003	74,479
5.27% due 12/01/2016	307,964	317,771
5.37% due 05/01/2018	495,587	543,773
5.50% due 11/01/2017	22,038	22,671
5.50% due 01/01/2018	41,065	42,227
5.50% due 02/01/2018	20,918	21,480
5.50% due 07/01/2019	63,264	66,523
5.50% due 08/01/2019	14,915	15,675
5.50% due 09/01/2019	68,755	72,445
5.50% due 01/01/2021	52,460	56,132
5.50% due 03/01/2021	19,744	21,134
5.50% due 05/01/2022	26,820	29,022
5.50% due 02/01/2033	81,189	91,475
5.50% due 06/01/2033	107,789	121,397
5.50% due 07/01/2033	357,428	402,404
5.50% due 11/01/2033	124,975	140,665
5.50% due 12/01/2033	12,614	14,083
5.50% due 01/01/2034	97,888	110,107
5.50% due 02/01/2034	188,184	212,432
5.50% due 03/01/2034	31,696	36,284
5.50% due 04/01/2034	47,094	52,867
5.50% due 05/01/2034	239,469	272,281
5.50% due 06/01/2034	16,573	18,735
5.50% due 07/01/2034	232,657	262,275
5.50% due 09/01/2034	444,598	502,174
5.50% due 10/01/2034	543,694	612,159
5.50% due 11/01/2034	540,988	610,049
5.50% due 12/01/2034	229,241	258,848
5.50% due 01/01/2035	354,770	401,202
5.50% due 04/01/2035	48,597	54,932
5.50% due 09/01/2035	191,140	216,687
5.50% due 06/01/2036	102,194	114,475
5.50% due 03/01/2037	55,024	61,647
5.73% due 07/01/2016	155,271	157,024
6.00% due 01/01/2017	2,708	2,755
6.00% due 02/01/2017	16,472	16,830
6.00% due 08/01/2017	13,401	13,772
6.00% due 03/01/2018	4,824	4,977
6.00% due 11/01/2018	38,667	39,968
6.00% due 01/01/2021	29,915	32,098
6.00% due 05/01/2021	11,999	12,847
6.00% due 07/01/2021	62,792	68,679
6.00% due 11/01/2025	33,704	38,164
6.00% due 04/01/2034	111,182	126,578
6.00% due 05/01/2034	114,662	129,833
6.00% due 06/01/2034	310,471	355,410
6.00% due 07/01/2034	153,986	175,672
6.00% due 08/01/2034	104,358	119,386
6.00% due 10/01/2034	176,329	200,179
6.00% due 11/01/2034	15,636	17,743
6.00% due 12/01/2034	4,546	5,148
6.00% due 08/01/2035	43,107	49,336
6.00% due 09/01/2035	100,084	114,407
6.00% due 10/01/2035	72,784	83,423
6.00% due 11/01/2035	20,268	23,180
6.00% due 12/01/2035	186,052	212,794
6.00% due 02/01/2036	166,168	190,378
6.00% due 03/01/2036	14,074	16,112
6.00% due 04/01/2036	44,805	51,333
6.00% due 06/01/2036	26,921	30,512
6.00% due 12/01/2036	31,576	36,135
6.00% due 07/01/2037	60,116	68,656
6.50% due 06/01/2031	37,280	42,609
6.50% due 07/01/2031	1,911	2,184
6.50% due 09/01/2031	27,647	31,600
6.50% due 02/01/2032	15,703	17,948
6.50% due 07/01/2032	112,208	131,507
6.50% due 08/01/2032	75,569	86,373
6.50% due 01/01/2033	56,307	65,189
6.50% due 04/01/2034	17,573	21,061
6.50% due 06/01/2034	20,369	23,281
6.50% due 08/01/2034	55,723	63,690
6.50% due 05/01/2036	50,910	58,189
6.50% due 01/01/2037	11,891	13,591
6.50% due 02/01/2037	109,255	127,583
6.50% due 05/01/2037	67,547	80,146
6.50% due 07/01/2037	46,756	55,240
Federal National Mtg. assoc.
Series 2011-M7, Class A2
2.58% due 09/25/2018(4)	412,000	423,053

		32,583,606

Government National Mtg. Assoc. — 1.5%
3.00% due 02/15/2043	364,737	373,989
3.00% due 06/20/2043	510,632	524,333
3.00% due 07/20/2043	358,224	367,836
3.50% due 12/15/2041	249,249	262,278
3.50% due 02/15/2042	130,797	137,228
3.50% due 06/20/2043	706,225	741,874

3.50% due 07/20/2043	1,147,713	1,205,648
3.50% due December TBA	30,000	31,360
4.00% due 01/20/2041	920,881	988,351
4.00% due 02/20/2041	230,599	247,505
4.00% due 04/20/2041	172,315	184,888
4.00% due 02/20/2042	256,038	274,277
4.50% due 07/20/2033	13,861	15,043
4.50% due 09/20/2033	104,475	113,393
4.50% due 12/20/2034	44,354	48,058
4.50% due 11/15/2039	284,603	308,090
4.50% due 03/15/2040	262,789	289,813
4.50% due 04/15/2040	380,689	413,223
4.50% due 06/15/2040	134,348	147,311
4.50% due 01/20/2041	225,565	245,635
5.00% due 07/20/2033	22,746	25,217
5.00% due 06/15/2034	104,647	117,001
5.00% due 10/15/2034	45,431	50,777
5.50% due 11/15/2032	108,529	122,609
5.50% due 05/15/2033	349,375	399,478
5.50% due 12/15/2033	112,883	128,216
5.50% due 10/15/2035	4,936	5,559
6.00% due 09/15/2032	80,458	91,611
6.00% due 04/15/2033	128,402	149,067
6.00% due 02/15/2034	119,726	138,377
6.00% due 07/15/2034	58,833	68,077
6.00% due 09/15/2034	25,538	28,811
6.00% due 01/20/2035	28,776	32,992
6.00% due 02/20/2035	37,939	43,674
6.00% due 04/20/2035	22,151	25,709
6.00% due 01/15/2038	155,101	178,585

		8,525,893

Small Business Administration — 0.1%
Series 2003-20G, Class 1
4.35% due 07/01/2023	24,510	25,899
Series 2004-20D, Class 1
4.77% due 04/01/2024	72,385	77,429
Series 2005-20C, Class 1
4.95% due 03/01/2025	180,408	194,938
Series 2004-20I, Class 1
4.99% due 09/01/2024	109,907	119,020
Series 2004-20E, Class 1
5.18% due 05/01/2024	141,232	153,299
Series 2004-20F, Class 1
5.52% due 06/01/2024	159,460	174,765

		745,350

Sovereign Agency — 0.1%
Financing Corp. Sec. Notes 9.65% due 11/02/2018	235,000	292,779

Total U.S. Government Agencies (cost $63,147,706)		65,395,173

U.S. GOVERNMENT TREASURIES — 11.5%
United States Treasury Bonds — 3.7%
2.50% due 02/15/2045	2,646,000	2,409,892
2.88% due 05/15/2043	2,277,900	2,252,392
4.50% due 08/15/2039	10,101,400	13,110,647
5.00% due 05/15/2037	16,000	22,239
5.25% due 02/15/2029	1,000	1,326
6.00% due 02/15/2026	170,000	230,244
6.25% due 08/15/2023	128,000	167,778
6.75% due 08/15/2026	377,000	542,340
8.00% due 11/15/2021	318,000	431,992
8.50% due 02/15/2020	1,341,000	1,737,172

		20,906,022

United States Treasury Notes — 7.8%
0.88% due 12/31/2016	12,669,000	12,723,768
1.00% due 06/30/2019	15,859,000	15,710,940
2.50% due 08/15/2023	177,000	183,670
3.13% due 05/15/2019	3,511,000	3,739,033
3.13% due 05/15/2021	2,914,000	3,136,344
3.50% due 05/15/2020	1,809,000	1,967,593
3.75% due 11/15/2018	6,163,000	6,660,613

		44,121,961

Total U.S. Government Treasuries (cost $62,547,297)		65,027,983

MUNICIPAL BONDS & NOTES — 0.2%
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040 (cost $702,617)	675,000	944,095

FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Sovereign — 0.2%
Republic of Iceland Notes 4.88% due 06/16/2016*	197,000	201,925
Republic of Peru Senior Notes 7.35% due 07/21/2025	102,000	131,580
United Mexican States Senior Notes 4.75% due 03/08/2044	849,000	806,550

		1,140,055

SupraNational Banks — 0.1%
Asian Development Bank Senior Notes 1.13% due 03/15/2017	353,000	354,835

Total Foreign Government Obligations (cost $1,494,765)		1,494,890

Total Long-Term Investment Securities (cost $472,535,223)		557,078,237

SHORT-TERM INVESTMENT SECURITIES — 1.9%
Commercial Paper — 1.9%
HSBC USA, Inc. 0.05% due 11/02/2015*(6) (cost $10,791,985)	10,792,000	10,792,000

TOTAL INVESTMENTS (cost $483,327,208)(7)	100.6%	567,870,237
Liabilities in excess of other assets	(0.6)	(3,233,968)

NET ASSETS	100.0%	$564,636,269

#	Effective May 1, 2015, the Portfolio’s name changed to SA MFS Total Return Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $28,966,871 representing 3.2% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $3,435,235 representing 0.6% of net assets.
(3)	Collateralized Loan Obligation
(4)	Commercial Mortgage Backed Security
(5)	Interest Only
(6)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commerical Paper
HSBC USA, Inc.
0.05% due 11/02/2015	10/30/2015	$10,792,000	$10,791,985	$10,792,000	$100.00	1.91%

(7)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CLO	— Collateralized Loan Obligation

RSP — Risparmio Shares

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date.

      The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$342,515,004	$—	$—	$342,515,004
Convertible Preferred Securities	877,488	—	—	877,488
Preferred Securities/Capial Securities	—	2,657,402	—	2,657,402
Asset Backed Securities	—	13,564,850	—	13,564,850
U.S. Corporate Bonds	—	44,676,492	—	44,676,492
Foreign Corporate Bonds & Notes	—	19,924,860	—	19,924,860
U.S. Government Agencies	—	65,395,173	—	65,395,173
U.S. Government Treasuries	—	65,027,983	—	65,027,983
Municipal Bonds & Notes	—	944,095	—	944,095
Foreign Government Obligations	—	1,494,890	—	1,494,890
Short-Term Investment Securities	—	10,792,000	—	10,792,000

Total Investments at Value	$343,392,492	$224,477,745	$—	$567,870,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $20,368,182 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Allocation Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.2%
Domestic Equity Investment Companies — 43.9%
Anchor Series Trust Capital Appreciation Portfolio, Class 1	5,930,587	252,361,123
Anchor Series Trust Growth and Income Portfolio, Class 1	15,050,772	190,302,998
Anchor Series Trust Growth Portfolio, Class 1	13,068,382	357,895,592
Anchor Series Trust Natural Resources Portfolio, Class 1	2,999,675	48,478,288
Seasons Series Trust Focus Growth Portfolio, Class 1	12,014,713	127,411,686
Seasons Series Trust Focus Value Portfolio, Class 1	10,400,795	182,091,491
Seasons Series Trust Large Cap Growth Portfolio, Class 1	9,759,634	137,961,424
Seasons Series Trust Large Cap Value Portfolio, Class 1	21,458,699	357,366,191
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	4,975,321	85,465,932
Seasons Series Trust Mid Cap Value Portfolio, Class 1	9,145,054	177,161,412
Seasons Series Trust Small Cap Portfolio, Class 1	6,553,713	88,003,159
Seasons Series Trust Stock Portfolio, Class 1	14,354,778	380,397,532
SunAmerica Series Trust Aggressive Growth Portfolio, Class 1†	4,599,703	75,317,283
SunAmerica Series Trust Blue Chip Growth, Class 1	35,222,328	371,057,224
SunAmerica Series Trust Equity Index Portfolio, Class 1	48,252,501	847,820,078
SunAmerica Series Trust Fundamental Growth Portfolio, Class 1	3,674,320	81,182,805
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	11,215,758	90,255,943
SunAmerica Series Trust Growth-Income Portfolio, Class 1	10,949,640	331,964,534
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	5,776,516	98,972,095
SunAmerica Series Trust Real Estate Portfolio, Class 1	4,158,588	61,341,326
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	16,015,201	336,524,003
SunAmerica Series Trust Small Company Value Portfolio, Class 1	7,763,427	171,529,758

		4,850,861,877

Domestic Fixed Income Investment Companies — 23.3%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	23,696,601	356,385,747
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	53,222,282	627,962,144
Seasons Series Trust Real Return Portfolio, Class 1†	11,682,766	114,595,990
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	46,667,339	610,332,171
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	30,474,940	167,438,005
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	80,105,576	702,651,663

		2,579,365,720

International Equity Investment Companies — 13.3%
Seasons Series Trust International Equity Portfolio, Class 1	35,186,873	296,962,645
SunAmerica Series Trust Emerging Markets Portfolio, Class 1	33,312,124	218,409,978
SunAmerica Series Trust Foreign Value Portfolio, Class 1	27,823,682	431,294,422
SunAmerica Series Trust Global Equities Portfolio, Class 1	19,022,203	357,053,238
SunAmerica Series Trust International Diversified Equities Portfolio, Class 1	16,603,763	156,482,163
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	1,051,415	10,056,139

		1,470,258,585

International Fixed Income Investment Companies — 0.7%
SunAmerica Series Trust Global Bond Portfolio, Class 1	7,533,449	81,412,061

Total Affiliated Registered Investment Companies (cost $8,743,450,649)		8,981,898,243

U.S. GOVERNMENT TREASURIES — 15.2%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	16,198,000	21,231,820
6.88% due 08/15/2025	9,580,000	13,638,030
7.13% due 02/15/2023	11,415,000	15,492,895
7.50% due 11/15/2024	10,000,000	14,483,200
7.63% due 11/15/2022	3,387,000	4,682,836
7.63% due 02/15/2025	10,155,000	14,913,572

		84,442,353

United States Treasury Notes — 14.4%
1.63% due 11/15/2022(1)	51,283,400	50,363,222
1.75% due 05/15/2023	125,441,000	123,464,677
2.00% due 02/15/2023(1)	123,539,000	124,221,059
2.00% due 02/15/2025	167,075,000	165,140,940
2.00% due 08/15/2025	91,335,000	90,120,153
2.13% due 05/15/2025	146,170,000	145,861,727
2.25% due 11/15/2024	166,940,000	168,731,099
2.38% due 08/15/2024	166,780,000	170,519,541
2.50% due 08/15/2023	106,488,000	110,500,681
2.50% due 05/15/2024(1)	156,837,000	162,089,471
2.75% due 11/15/2023	142,706,000	150,647,732
2.75% due 02/15/2024	126,501,000	133,376,203

		1,595,036,505

Total U.S. Government Treasuries (cost $1,646,415,505)		1,679,478,858

OPTIONS-PURCHASED — 0.5%
Put Options Purchased(4) (cost $63,930,800)	3,760,000	56,177,910

Total Long-Term Investment Securities (cost $10,453,796,954)		10,717,555,011

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
AllianceBernstein Government STIF Portfolio 0.12%(3) (cost $436,096,190)	436,096,190	436,096,190

TOTAL INVESTMENTS (cost $10,889,893,144) (2)	100.9%	11,153,651,201
Liabilities in excess of other assets	(0.9)	(95,196,847)

NET ASSETS	100.0%	$11,058,454,354

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
STIF	— Short Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	The rate shown is the 7-day yield as of October 31, 2015
(4)	Purchased Options:

Put Options - Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2016	$1,740	1,470,000	$14,252,980	$9,113,873	$(5,139,107)
S&P 500 Index	February 2016	1,840	2,290,000	49,677,820	47,064,037	(2,613,783)

				$63,930,800	$56,177,910	$(7,752,890)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
45,700	Long	S&P 500 E-Mini Index	December 2015	$4,663,832,936	$4,738,404,500	$74,571,564

Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2016	$2,120	1,470,000	$18,870,400	$41,454,043	$(22,583,643)
S&P 500 Index	February 2016	2,200	2,290,000	22,351,940	23,446,988	(1,095,048)

				$41,222,340	$64,901,031	$(23,678,691)

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$8,981,898,243	$—	$—	$8,981,898,243
U.S. Government Treasuries	—	1,679,478,858	—	1,679,478,858
Options - Purchased	56,177,910	—	—	56,177,910
Short-Term Investment Securities	436,096,190	—	—	436,096,190

Total Investments at Value	$9,474,172,343	$1,679,478,858	$—	$11,153,651,201

Other Financial Instruments:+
Futures Contracts	$74,571,564	$—	$—	$74,571,564

LIABILITIES:
Other Financial Instruments:+
Written Call Options	$23,678,691	$—	$—	$23,678,691

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SunAmerica Dynamic Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES# — 81.4%
Domestic Equity Investment Companies — 53.6%
Seasons Series Trust Focus Value Portfolio, Class 1	5,687,937	$99,581,321
Seasons Series Trust Large Cap Growth Portfolio, Class 1	7,109,386	100,497,728
Seasons Series Trust Large Cap Value Portfolio, Class 1	23,458,981	390,678,253
Seasons Series Trust Mid Cap Growth Portfolio, Class 1	2,784,244	47,827,667
Seasons Series Trust Mid Cap Value Portfolio, Class 1	3,034,601	58,787,421
Seasons Series Trust Small Cap Portfolio, Class 1	7,292,854	97,928,333
SunAmerica Series Trust Capital Growth Portfolio, Class 1	6,017,837	82,155,283
SunAmerica Series Trust Dogs of Wall Street Portfolio, Class 1	12,307,034	153,172,750
SunAmerica Series Trust Equity Index Portfolio, Class 1	28,695,309	504,190,635
SunAmerica Series Trust Equity Opportunities Portfolio, Class 1	9,498,736	179,889,889
SunAmerica Series Trust Growth Opportunities Portfolio, Class 1	743,706	5,984,788
SunAmerica Series Trust Growth-Income Portfolio, Class 1	9,717,153	294,598,741
SunAmerica Series Trust Mid Cap Growth Portfolio, Class 1	4,888,012	83,748,891
SunAmerica Series Trust Real Estate Portfolio, Class 1	6,966,123	102,753,919
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,588,670	144,615,618
SunAmerica Series Trust SA Legg Mason BW Large Cap Value Portfolio, Class 1	11,322,415	271,204,584
SunAmerica Series Trust SA Marsico Focused Growth Portfolio, Class 1	8,529,788	108,035,409
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	14,308,416	300,659,701
SunAmerica Series Trust Small & Mid Cap Value Portfolio, Class 1	5,892,087	97,795,822
SunAmerica Series Trust Small Company Value Portfolio, Class 1	4,618,020	102,033,272

		3,226,140,025

Domestic Fixed Income Investment Companies — 14.4%
Anchor Series Trust Government & Quality Bond Portfolio, Class 1	9,882,532	148,628,639
Seasons Series Trust Diversified Fixed Income Portfolio, Class 1	8,203,720	96,794,523
Seasons Series Trust Real Return Portfolio, Class 1†	5,303,809	52,024,946
SunAmerica Series Trust Corporate Bond Portfolio, Class 1	15,185,671	198,603,649
SunAmerica Series Trust High-Yield Bond Portfolio, Class 1	16,736,996	91,957,826
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	31,784,510	278,800,053

		866,809,636

International Equity Investment Companies — 11.8%
Seasons Series Trust International Equity Portfolio, Class 1	20,921,539	176,569,127
SunAmerica Series Trust Foreign Value Portfolio, Class 1	15,603,164	241,864,388
SunAmerica Series Trust Global Equities Portfolio, Class 1	7,744,071	145,358,849
SunAmerica Series Trust International Growth and Income Portfolio, Class 1	15,146,594	144,867,838

		708,660,202

International Fixed Income Investment Companies — 1.6%
SunAmerica Series Trust Global Bond Portfolio, Class 1	8,947,978	96,698,515

Total Affiliated Registered Investment Companies (cost $4,904,432,444)		4,898,308,378

U.S. GOVERNMENT TREASURIES — 15.0%
United States Treasury Bonds — 0.8%
6.25% due 08/15/2023	$8,503,000	11,145,460
6.88% due 08/15/2025	5,170,000	7,359,981
7.13% due 02/15/2023	6,111,000	8,294,094
7.50% due 11/15/2024	5,150,000	7,458,848
7.63% due 11/15/2022	3,076,000	4,252,850
7.63% due 02/15/2025	5,265,000	7,732,147

		46,243,380

United States Treasury Notes — 14.2%
1.63% due 11/15/2022(1)	27,653,000	27,156,822
1.75% due 05/15/2023	67,463,000	66,400,120
2.00% due 02/15/2023	67,230,000	67,601,177
2.00% due 02/15/2025	89,935,000	88,893,913
2.00% due 08/15/2025	46,985,000	46,360,053
2.13% due 05/15/2025	79,170,000	79,003,031
2.25% due 11/15/2024(1)	89,020,000	89,975,096
2.38% due 08/15/2024	89,665,000	91,675,468
2.50% due 08/15/2023	57,270,000	59,428,048
2.50% due 05/15/2024	84,347,400	87,172,194
2.75% due 11/15/2023	78,440,000	82,805,264
2.75% due 02/15/2024	68,139,000	71,842,286

		858,313,472

Total U.S. Government Treasuries (cost $886,807,857)		904,556,852

OPTIONS-PURCHASED — 0.5%
Put Options-Purchased(4) (cost $34,415,026)	2,044,000	30,068,292

Total Long-Term Investment Securities (cost $5,825,655,327)		5,832,933,522

SHORT-TERM INVESTMENT SECURITIES — 3.9%
Registered Investment Companies — 3.9%
AllianceBernstein Government STIF Portfolio 0.12% (2) (cost $236,250,765)	236,250,765	236,250,765

TOTAL INVESTMENTS (cost $6,061,906,092)(3)	100.8%	6,069,184,287
Liabilities in excess of other assets	(0.8)	(50,203,660)

NET ASSETS	100.0%	$6,018,980,627

†	Non-income producing security
@	The SunAmerica Series Trust Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust, Anchor Series Trust, and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.
#	See Note 3
STIF	— Short-Term Index Fund
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of October 31, 2015.
(3)	See Note 4 for cost of investments on a tax basis.
(4)	Purchased Options:

Put Options - Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Paid	Value at October 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2016	$1,740	834,000	$8,132,856	$5,170,728	$(2,962,128)
S&P 500 Index	February 2016	1,840	1,210,000	26,282,170	24,897,564	(1,384,606)

				$34,415,026	$30,068,292	$(4,346,734)

Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2015	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	January 2016	$2,120	834,000	$10,754,980	$23,518,824	$(12,763,844)
S&P 500 Index	February 2016	2,200	1,210,000	11,791,112	12,372,539	(581,427)

				$22,546,092	$35,891,363	$(13,345,271)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation/ (Depreciation)
20,000	Long	S&P 500 E-Mini Index	December 2015	$2,048,889,761	$2,073,700,000	$24,810,239

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$4,898,308,378	$—	$—	$4,898,308,378
U.S. Government Treasuries	—	904,556,852	—	904,556,852
Options-Purchased	30,068,292	—	—	30,068,292
Short-Term Investment Securities	236,250,765	—	—	236,250,765

Total Investments at Value	$5,164,627,435	$904,556,852	$—	$6,069,184,287

Other Financial Instruments:+
Futures Contracts	$24,810,239	$—	$—	$24,810,239

LIABILITIES:
Other Financial Instruments:+
Written Call Options	$13,345,271	$—	$—	$13,345,271

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCP Total Return BalancedSM Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 0.0%
Diversified Financial Services — 0.0%
Mercedes-Benz Auto Receivables Trust Series 2014-1, Class A2 0.43% due 02/15/2017	$28,870	$28,859
SLM Private Credit Student Loan Trust FRS Series 2006-B, Class A4 0.52% due 03/15/2024	50,866	50,522

Total Asset Backed Securities (cost $78,431)		79,381

FOREIGN CORPORATE BONDS & NOTES — 2.3%
Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Notes 3.38% due 04/30/2025*	20,000	19,100

Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV FRS Company Guar. Notes 0.76% due 11/18/2016*	250,000	243,415

Banks-Commercial — 1.3%
Bank of Tokyo-Mitsubishi UFJ, Ltd. Senior Notes 2.30% due 03/05/2020*	200,000	198,143
Bank of Tokyo-Mitsubishi UFJ, Ltd. FRS Senior Notes 0.88% due 03/05/2018*	400,000	397,148
BPCE SA Sub. Notes 4.63% due 07/11/2024*	300,000	298,831
Commonwealth Bank of Australia FRS Senior Notes 0.60% due 09/08/2017*	300,000	298,820
Credit Suisse NY FRS Senior Notes 1.00% due 04/27/2018	680,000	676,935
ING Bank NV FRS Notes 0.89% due 03/16/2018*(3)	400,000	398,572
ING Bank NV Senior Notes 2.45% due 03/16/2020*	30,000	30,114
Rabobank Nederland NV Company Guar. Notes 3.88% due 02/08/2022	1,600,000	1,693,659
Santander UK Group Holdings PLC Senior Notes 2.88% due 10/16/2020	990,000	989,475
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	850,000	853,999
Swedbank AB Senior Notes 2.20% due 03/04/2020*	370,000	367,930
Toronto-Dominion Bank FRS Senior Notes 0.57% due 05/02/2017	200,000	199,614

		6,403,240

Banks-Fiduciary — 0.0%
Mitsubishi UFJ Trust & Banking Corp. Senior Notes 2.65% due 10/19/2020*	200,000	199,528

Banks-Money Center — 0.1%
Mizuho Bank, Ltd. Company Guar. Notes 3.60% due 09/25/2024*	200,000	202,874

Diversified Banking Institutions — 0.1%
Barclays PLC Senior Notes 3.65% due 03/16/2025	400,000	386,850

Electronic Components-Misc. — 0.0%
Flextronics International, Ltd. Company Guar. Notes 4.75% due 06/15/2025*	20,000	19,500

Finance-Leasing Companies — 0.0%
LeasePlan Corp. NV Senior Notes 2.50% due 05/16/2018*(3)	200,000	198,579

Insurance-Multi-line — 0.0%
XLIT, Ltd. Company Guar. Notes 4.45% due 03/31/2025	10,000	9,998

Medical-Generic Drugs — 0.0%
Actavis Funding SCS Company Guar. Notes 3.80% due 03/15/2025	20,000	19,819

Multimedia — 0.0%
21st Century Fox America, Inc. Company Guar. Notes 3.70% due 09/15/2024	200,000	201,971

Oil Companies-Exploration & Production — 0.0%
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,108

Oil Companies-Integrated — 0.3%
BP Capital Markets PLC FRS Company Guar. Notes 0.74% due 02/13/2018	213,000	211,545
BP Capital Markets PLC Company Guar. Notes 2.32% due 02/13/2020	200,000	201,320
BP Capital Markets PLC Company Guar. Notes 3.51% due 03/17/2025	40,000	40,266
BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	61,000	61,881
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	1,100,000	1,096,474

		1,611,486

Telephone-Integrated — 0.2%
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/2017	1,100,000	1,182,029

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 3.50% due 06/15/2022*	20,000	20,683
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*	40,000	42,386
Imperial Tobacco Finance PLC Company Guar. Notes 4.25% due 07/21/2025*	850,000	869,973

		933,042

Total Foreign Corporate Bonds & Notes (cost $11,643,943)		11,640,539

U.S. CORPORATE BONDS & NOTES — 7.2%
Aerospace/Defense — 0.0%
Lockheed Martin Corp. Senior Notes 3.60% due 03/01/2035	13,000	11,754

Airlines — 0.0%
Southwest Airlines Co. Senior Notes 2.75% due 11/06/2019	20,000	20,262

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.70% due 02/12/2025	200,000	196,943

Auto-Cars/Light Trucks — 0.4%
Daimler Finance North America LLC FRS Company Guar. Notes 0.75% due 03/02/2018*	390,000	385,423
Daimler Finance North America LLC Company Guar. Notes 2.25% due 03/02/2020*	200,000	197,860
Ford Motor Credit Co. LLC FRS Senior Notes 0.85% due 09/08/2017	300,000	295,758
Ford Motor Credit Co. LLC Senior Notes 2.55% due 10/05/2018	400,000	400,887
General Motors Financial Co., Inc. Company Guar. Notes 3.20% due 07/13/2020	146,000	144,844
Toyota Motor Credit Corp. FRS Senior Notes 0.61% due 05/17/2016	100,000	100,110
Toyota Motor Credit Corp. Senior Notes 2.15% due 03/12/2020	400,000	401,472

		1,926,354

Banks-Commercial — 0.3%
HSBC USA, Inc. FRS Senior Notes 0.92% due 11/13/2019	200,000	197,565
HSBC USA, Inc. Senior Notes 2.38% due 11/13/2019	150,000	149,746
HSBC USA, Inc. Senior Notes 2.75% due 08/07/2020	880,000	886,209
Manufacturers & Traders Trust Co. Senior Notes 2.25% due 07/25/2019	250,000	250,644

		1,484,164

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.60% due 08/17/2020	40,000	40,635
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	400,000	395,219

		435,854

Banks-Super Regional — 0.4%
Bank of America NA FRS Senior Notes 0.73% due 05/08/2017	250,000	249,135
Bank of America NA FRS Senior Notes 0.78% due 06/05/2017	740,000	738,456
Bank of America NA Senior Notes 1.75% due 06/05/2018	740,000	739,134
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	100,000	96,681

		1,823,406

Broadcast Services/Program — 0.0%
Discovery Communications LLC Company Guar. Notes 3.45% due 03/15/2025	10,000	9,335

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 06/15/2025	60,000	60,225
Owens Corning Company Guar. Notes 4.20% due 12/01/2024	20,000	19,852

		80,077

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 4.45% due 04/01/2025	10,000	10,025

Cable/Satellite TV — 0.0%
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	20,000	20,276

Casino Hotels — 0.0%
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	200,000	187,710

Cellular Telecom — 0.0%
T-Mobile USA, Inc. Company Guar. Notes 6.00% due 03/01/2023	28,000	27,912
T-Mobile USA, Inc. Company Guar. Notes 6.38% due 03/01/2025	28,000	28,070

		55,982

Commercial Services-Finance — 0.0%
McGraw Hill Financial, Inc. Company Guar. Notes 4.40% due 02/15/2026*	50,000	51,176

Total System Services, Inc. Senior Notes 3.75% due 06/01/2023	100,000	97,732

		148,908

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 4.38% due 06/15/2025	40,000	40,050

Computers — 0.1%
Apple, Inc. FRS Senior Notes 0.64% due 05/06/2019	200,000	199,238
Apple, Inc. Senior Notes 3.45% due 05/06/2024	100,000	103,706

		302,944

Data Processing/Management — 0.2%
Fidelity National Information Services, Inc. Senior Notes 4.50% due 10/15/2022	990,000	1,010,674

Distribution/Wholesale — 0.0%
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	20,000	21,301

Diversified Banking Institutions — 1.6%
Bank of America Corp. FRS Senior Notes 0.94% due 08/25/2017	110,000	109,757
Bank of America Corp. Senior Notes 2.63% due 10/19/2020	1,000,000	996,094
Citigroup, Inc. Senior Notes 2.40% due 02/18/2020	2,600,000	2,586,371
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	758,095
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	60,000	60,436
Goldman Sachs Group, Inc. Senior Notes 3.85% due 07/08/2024	2,600,000	2,652,291
JPMorgan Chase & Co Senior Notes 3.90% due 07/15/2025	170,000	174,077
Morgan Stanley Senior Notes 4.00% due 07/23/2025	60,000	61,701
UBS AG Stamford FRS Senior Notes 0.69% due 08/14/2017	250,000	248,761
UBS AG Stamford Senior Notes 2.38% due 08/14/2019	250,000	251,254

		7,898,837

Diversified Operations — 0.0%
MUFG Americas Holdings Corp. Senior Notes 2.25% due 02/10/2020	12,000	11,906

E-Commerce/Products — 0.0%
Amazon.com, Inc. Senior Notes 3.30% due 12/05/2021	30,000	31,162

Electric-Integrated — 0.2%
Appalachian Power Co. Senior Notes 3.40% due 06/01/2025	550,000	541,088
Duke Energy Corp. FRS Senior Notes 0.70% due 04/03/2017	100,000	99,801
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	100,000	103,277
Duke Energy Progress, Inc. FRS 1st Mtg. Notes 0.53% due 03/06/2017	100,000	99,753
Entergy Corp. Senior Notes 4.00% due 07/15/2022	40,000	41,109
Exelon Corp. Senior Notes 3.95% due 06/15/2025	20,000	20,190
MidAmerican Energy Co. Notes 3.50% due 10/15/2024	50,000	51,758
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 1.59% due 06/01/2017	30,000	29,988

		986,964

Electronic Components-Semiconductors — 0.0%
Intel Corp. Senior Notes 3.10% due 07/29/2022	20,000	20,580
Intel Corp. Senior Notes 3.70% due 07/29/2025	40,000	41,539

		62,119

Electronic Forms — 0.0%
Adobe Systems, Inc. Senior Notes 3.25% due 02/01/2025	12,000	11,857

Enterprise Software/Service — 0.2%
Oracle Corp. FRS Senior Notes 0.83% due 10/08/2019	200,000	199,195
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	684,734

		883,929

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 1.56% due 05/09/2016	200,000	200,562

Finance-Consumer Loans — 0.2%
Navient Corp. Senior Notes 5.88% due 03/25/2021	250,000	236,562
Synchrony Financial Senior Notes 2.70% due 02/03/2020	12,000	11,833

Synchrony Financial FRS Senior Notes 4.50% due 07/23/2025	860,000	871,208

		1,119,603

Finance-Credit Card — 0.3%
American Express Credit Corp. FRS Senior Notes 0.81% due 08/15/2019	300,000	295,673
American Express Credit Corp. FRS Senior Notes 1.11% due 11/05/2018	160,000	159,906
American Express Credit Corp. Senior Notes 1.88% due 11/05/2018	1,020,000	1,020,516
American Express Credit Corp. Senior Notes 2.25% due 08/15/2019	200,000	200,809

		1,676,904

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	25,000	23,393

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 3.95% due 08/15/2024	100,000	102,092

Food-Misc./Diversified — 0.0%
HJ Heinz Co. Senior Notes 3.50% due 07/15/2022*	20,000	20,382
Kraft Heinz Foods Co. Company Guar. Notes 2.80% due 07/02/2020*	20,000	20,078
Kraft Heinz Foods Co. Company Guar. Notes 3.95% due 07/15/2025*	20,000	20,478

		60,938

Gas-Distribution — 0.0%
National Fuel Gas Co. Senior Notes 5.20% due 07/15/2025	50,000	50,328

Instruments-Scientific — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 3.30% due 02/15/2022	30,000	30,045

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 3.75% due 03/14/2026	20,000	20,132

Insurance-Life/Health — 0.2%
Jackson National Life Global Funding Sec. Notes 2.30% due 04/16/2019*	200,000	200,724
Principal Life Global Funding II Sec. Notes 2.20% due 04/08/2020*	400,000	398,851
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 10/15/2018*(3)	120,000	119,862

		719,437

Insurance-Multi-line — 0.1%
MetLife, Inc. Senior Notes 4.05% due 03/01/2045	10,000	9,466
Metropolitan Life Global Funding I Sec. Notes 2.00% due 04/14/2020*	150,000	148,688
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	200,000	202,200

		360,354

Insurance-Mutual — 0.2%
New York Life Global Funding Sec. Notes 1.13% due 03/01/2017*	100,000	100,067
New York Life Global Funding Sec. Notes 1.55% due 11/02/2018*(3)	1,010,000	1,007,735

		1,107,802

Insurance-Property/Casualty — 0.0%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	50,000	50,169
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,382

		70,551

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 1.60% due 07/13/2018	20,000	20,081

Medical Instruments — 0.4%
Boston Scientific Corp. Senior Notes 3.38% due 05/15/2022	550,000	551,266
Medtronic, Inc. Company Guar. Notes 3.50% due 03/15/2025	1,260,000	1,290,235

		1,841,501

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	12,000	11,680

Medical Products — 0.1%
Becton Dickinson and Co. FRS Senior Notes 0.79% due 06/15/2016	210,000	209,951
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	30,000	30,694
Zimmer Holdings, Inc. Senior Notes 2.70% due 04/01/2020	10,000	9,971
Zimmer Holdings, Inc. Senior Notes 3.15% due 04/01/2022	30,000	29,775
Zimmer Holdings, Inc. Senior Notes 3.55% due 04/01/2025	30,000	29,520

		309,911

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 3.13% due 05/01/2025	530,000	508,926

Medical-Drugs — 0.1%
Baxalta, Inc. Senior Notes 3.60% due 06/23/2022*	20,000	20,243
Baxalta, Inc. Senior Notes 4.00% due 06/23/2025*	20,000	20,110
Eli Lilly & Co. Senior Notes 2.75% due 06/01/2025	370,000	367,376
Johnson & Johnson FRS Senior Notes 0.40% due 11/28/2016	100,000	100,035
Merck & Co., Inc. Senior Notes 2.35% due 02/10/2022	25,000	24,862

		532,626

Medical-HMO — 0.1%
Aetna, Inc. Senior Notes 3.50% due 11/15/2024	20,000	20,151
UnitedHealth Group, Inc. Senior Notes 2.88% due 12/15/2021	310,000	315,820

		335,971

Multimedia — 0.0%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	80,000	79,290

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Company Guar. Notes 3.55% due 06/01/2022	600,000	617,444
Waste Management, Inc. Company Guar. Notes 3.13% due 03/01/2025	12,000	11,714

		629,158

Oil Companies-Exploration & Production — 0.2%
Devon Energy Corp. FRS Senior Notes 0.79% due 12/15/2015	100,000	100,006
EOG Resources, Inc. Senior Notes 3.90% due 04/01/2035	10,000	9,626
Occidental Petroleum Corp. Senior Notes 3.50% due 06/15/2025	810,000	819,131

		928,763

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 3.80% due 01/15/2026	20,000	19,957

Pipelines — 0.1%
DCP Midstream Operating LP Company Guar. Notes 2.70% due 04/01/2019	100,000	91,844
Energy Transfer Partners LP Senior Notes 4.05% due 03/15/2025	100,000	87,990
Energy Transfer Partners LP Senior Notes 4.75% due 01/15/2026	40,000	36,710
Kinder Morgan, Inc. Company Guar. Notes 5.05% due 02/15/2046	200,000	158,522

		375,066

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	99,528
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	681,872
Digital Realty Trust LP Company Guar. Notes 3.95% due 07/01/2022	810,000	808,499
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	500,000	504,933

		2,094,832

Real Estate Operations & Development — 0.0%
Prologis LP Company Guar. Notes 3.75% due 11/01/2025	30,000	29,753

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*(3)	12,000	11,157

Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.50% due 10/01/2025	20,000	20,482

Retail-Building Products — 0.0%
Home Depot, Inc. Senior Notes 4.25% due 04/01/2046	20,000	20,247

Retail-Discount — 0.0%
Dollar Tree, Inc. Company Guar. Notes 5.75% due 03/01/2023*	31,000	32,666

Retail-Drug Store — 0.3%
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	130,000	133,711
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.80% due 11/18/2024	1,100,000	1,091,756

		1,225,467

Telephone-Integrated — 0.5%
AT&T, Inc. FRS Senior Notes 0.75% due 03/30/2017	100,000	99,636
AT&T, Inc. FRS Senior Notes 1.26% due 06/30/2020	90,000	89,231
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	200,000	196,176
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	50,000	48,519

Verizon Communications, Inc. FRS Senior Notes 0.73% due 06/09/2017	200,000	199,410
Verizon Communications, Inc. FRS Senior Notes 1.10% due 06/17/2019	100,000	99,599
Verizon Communications, Inc. FRS Senior Notes 1.87% due 09/15/2016	100,000	100,935
Verizon Communications, Inc. Senior Notes 3.50% due 11/01/2021	100,000	103,079
Verizon Communications, Inc. Senior Notes 4.15% due 03/15/2024	1,400,000	1,464,559
Verizon Communications, Inc. Senior Notes 4.50% due 09/15/2020	100,000	108,424

		2,509,568

Television — 0.0%
CBS Corp. Company Guar. Notes 4.00% due 01/15/2026	20,000	19,948

Tobacco — 0.0%
Reynolds American, Inc. Company Guar. Notes 4.00% due 06/12/2022	20,000	20,965
Reynolds American, Inc. Company Guar. Notes 4.45% due 06/12/2025	40,000	41,739
Reynolds American, Inc. Company Guar. Notes 4.85% due 09/15/2023	100,000	108,219

		170,923

Transport-Equipment & Leasing — 0.0%
Aviation Capital Group Corp. Senior Notes 3.88% due 09/27/2016*	100,000	101,250

Transport-Rail — 0.2%
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	900,000	917,602
Norfolk Southern Corp. Senior Notes 4.45% due 06/15/2045	20,000	19,476

		937,078

Water — 0.0%
American Water Capital Corp. Senior Notes 3.40% due 03/01/2025	20,000	20,463

Total U.S. Corporate Bonds & Notes (cost $36,079,334)		36,001,698

U.S. GOVERNMENT AGENCIES — 0.6%
Federal Home Loan Mtg. Corp. — 0.4%
2.38% due 01/13/2022	200,000	204,721
1.25% due 10/02/2019	2,000,000	1,985,414

		2,190,135

Federal National Mtg. Assoc. — 0.2%
1.88% due 09/18/2018	900,000	920,847

Total U.S. Government Agencies (cost $3,058,093)		3,110,982

U.S. GOVERNMENT TREASURIES — 16.5%
United States Treasury Bonds — 1.2%
2.88% due 05/15/2043	300,000	296,641
2.88% due 08/15/2045	2,600,000	2,568,997
3.13% due 02/15/2042	250,000	261,647
3.13% due 08/15/2044	2,950,000	3,059,820

		6,187,105

United States Treasury Notes — 15.3%
0.18% due 04/30/2017 FRS(2)	518,000	517,715
0.63% due 04/30/2018	6,200,000	6,152,210
1.50% due 01/31/2022	33,100,000	32,482,818
1.75% due 02/28/2022	2,500,000	2,488,608
1.88% due 08/31/2022	8,400,000	8,397,379
2.25% due 04/30/2021	1,100,000	1,134,547
2.38% due 08/15/2024	2,200,000	2,249,328
2.50% due 05/15/2024	22,300,000	23,046,827

		76,469,432

Total U.S. Government Treasuries (cost $82,526,167)		82,656,537

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Insurance-Multi-line — 0.0%
MetLife, Inc. FRS 5.25% due 06/15/2020(4) (cost $40,000)	40,000	40,375

Total Long-Term Investment Securities (cost $133,425,968)		133,529,512

SHORT-TERM INVESTMENT SECURITIES — 25.7%
U.S. Government Agencies — 1.4%
Federal National Mtg. Assoc. Disc. Notes 0.21% due 01/14/2016	4,500,000	4,499,176
Federal Home Loan Bank Disc. Notes 0.24% due 01/26/2016	2,800,000	2,799,404

		7,298,580

U.S. Government Treasuries — 24.3%
0.00% due 02/04/2016(2)	2,089,000	2,088,423
0.00% due 02/11/2016(2)	671,000	670,847
0.01% due 11/02/2015	108,900,000	108,900,000
0.11% due 01/07/2016	54,000	53,993
0.12% due 01/14/2016(2)	3,829,000	3,828,368
0.13% due 02/04/2016(2)	1,944,000	1,943,464
0.14% due 01/28/2016(2)	1,298,000	1,297,741
0.15% due 01/14/2016(2)	400,000	399,934
0.15% due 01/28/2016(2)	2,000	2,000
0.16% due 02/11/2016(2)	922,000	921,790
0.18% due 02/11/2016(2)	572,000	571,870
0.21% due 02/04/2016(2)	781,000	780,784

		121,459,214

Total Short-Term Investment Securities (cost $128,755,155)		128,757,794

REPURCHASE AGREEMENTS — 44.9%
Agreement with Barclays Capital bearing interest at 0.13% dated 10/30/2015 to be repurchased 11/02/2015 in the amount of $74,800,000 and collateralized by $74,436,000 of United States Treasury Notes bearing interest at 2.38% due 08/15/2024 and having an approximate value of $76,545,694	74,800,000	74,800,000

Agreement with Credit Suisse First Boston LLC bearing interest at 0.18% dated 10/30/2015 to be repurchased 11/02/2015 in the amount of $74,800,000 and collateralized by $75,750,000 of United States Treasury Notes bearing interest at 1.50% due 05/31/2020 and having an approximate value of $76,446,768	74,800,000	74,800,000
Agreement with J.P. Morgan Securities bearing interest at 0.19% dated 10/30/2015 to be repurchased 11/02/2015 in the amount of $74,800,000 and collateralized by $76,876,000 of United States Treasury Notes bearing interest at 1.75% due 03/31/2022 and having an approximate value of $76,649,940	74,800,000	74,800,000

Total Repurchase Agreements (cost $224,400,000)		224,400,000

TOTAL INVESTMENTS (cost $486,581,123)(1)	97.2%	486,687,306
Other assets less liabilities	2.8	13,908,695

NET ASSETS	100.0%	$500,596,001

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $7,061,364 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security of a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $1,735,905 or 0.3% of net assets.
(4)	Perpetual Maturity — maturity date reflects next call date.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Written Call Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2015	Unrealized Appreciation / (Depreciation)
U.S. Treasury 10 Year Notes	November 2015	$131.00	46	$30,132	$1,078	$29,054

Written Put Options

Issue	Expiration Month	Strike Price	Number of Contracts	Premiums Received	Value at October 31, 2015	Unrealized Appreciation / (Depreciation)
U.S. Treasury 10 Year Notes	November 2015	$126.00	46	$22,944	$5,031	$17,913

Written Options on Interest Rate Swap Contracts

Issue	Expiration Month	Strike Price	Notional Amount	Premiums Received	Value at October 31, 2015	Unrealized Appreciation / (Depreciation)
Call option to enter into an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 1.80% versus the three month USD-LIBOR-BBA maturing on 01/25/2016	January 2016	$1.80	$4,000,000	$21,200	$14,987	$6,213
Put option to enter into an interest rate swap with Goldman Sachs for the obligation to receive a fixed rate of 2.30% versus the three month USD-LIBOR-BBA maturing on 01/25/2016	January 2016	2.30	4,000,000	24,800	29,425	(4,625)

				$46,000	$44,412	$1,588

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
2,832	Long	S&P 500 E-Mini Index	December 2015	$280,606,333	$293,635,920	$13,029,587
216	Long	Russell 2000 Mini Index	December 2015	24,628,372	25,019,280	390,908
87	Long	US Treasury 10 Year Notes	December 2015	11,192,519	11,108,813	(83,706)

						$13,336,789

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	33,000	USD	37,438	11/12/2015	$1,145	$—

Goldman Sachs International	JPY	72,400,000	USD	603,910	11/12/2015	3,892	—

Net Unrealized Appreciation/(Depreciation)						$5,037	$—

EUR — Euro Dollar

JPY — Japanese Yen

USD — United States Dollar

Over the Counter Total Return Swap Contracts@

Swap Counterparty	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Total Return Received or Paid by Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	$1,693	05/16/2016	(3 Month USD LIBOR-BBA plus 14.5 bps)	iShares MSCI EAFE Index	$—	$556,531
Bank of America N.A.	9,193	04/29/2016	(3 Month USD LIBOR-BBA plus 17 bps)	iShares MSCI EAFE Index	—	—
Bank of America N.A.	3,514	06/15/2016	(3 Month USD LIBOR-BBA plus 20 bps)	iShares MSCI EAFE Index	—	735,013

Total					$—	$1,291,544

Centrally Cleared Interest Rate Swap Contracts@

			Rates Exchanged
	Notional Amount (000’s)	Termination Date	Fixed Payments Received (Paid) by the Portfolio	Payments Made by the Portfolio	Upfront Premiums Paid/ (Received)	Gross Unrealized Appreciation/ (Depreciation)
EUR	400	01/29/2024	6 Month EURIBOR	2.000%	$—	$(46,162)
EUR	800	09/15/2045	1.300%	6 Month EURIBOR	—	(47,866)
USD	5,800	08/20/2019	3 Month USD LIBOR-BBA	2.910%	—	(54,111)
USD	700	12/16/2025	2.500%	3 Month USD LIBOR-BBA	(8,600)	33,233
USD	700	12/16/2019	3 Month USD LIBOR-BBA	2.000%	(2,971)	(13,752)

Total					$(11,571)	$(128,658)

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection@ (4)
Reference Obligation	Fixed Deal Receive Rate	Termination Date	Counterparty	Implied Credit Spread at October 31, 2015 (1)	Notional Amount (2)	Value at October 31, 2015 (3)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North American Investment Grade Index	1.000%	12/20/2020	Morgan Stanley & Co. LLC	7.875%	$91,900,000	$949,051	$721,611	$227,440

@	Illiquid security. At October 31, 2015, the aggregate value of these securities was $1,390,326 representing 0.3% of net assets.
(1)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(2)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

EUR — Euro Dollar

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$79,381	$—	$79,381
Foreign Corporate Bonds & Notes	—	11,640,539	—	11,640,539
U.S. Corporate Bonds & Notes	—	36,001,698	—	36,001,698
U.S. Government Agencies	—	3,110,982	—	3,110,982
U.S. Government Treasuries	—	82,656,537	—	82,656,537
Preferred Securities/Capital Securities	—	40,375	—	40,375
Short-Term Investment Securities	—	128,757,794	—	128,757,794
Repurchase Agreements	—	224,400,000	—	224,400,000

Total Investments at Value	$—	$486,687,306	$—	$486,687,306

Other Financial Instruments:+
Written Call Options	29,054	—	—	29,054
Written Put Options	17,913	—	—	17,913
Written Options on Interest Rate Swap Contracts	—	6,213	—	6,213
Futures Contracts	13,420,495	—	—	13,420,495
Forward Foreign Currency Contracts	—	5,037	—	5,037
Over the Counter Total Return Swap Contracts	—	1,291,544	—	1,291,544
Centrally Cleared Interest Rate Swap Contracts	—	33,233	—	33,233
Centrally Cleared Credit Default Swaps on Credit
Indices - Sell Protection	—	227,440	—	227,440

Total Other Financial Instruments	$13,467,462	$1,563,467	$—	$15,030,929

LIABILITIES:
Other Financial Instruments:+
Written Options on Interest Rate Swap Contracts	—	4,625	—	4,625
Futures Contracts	83,706	—	—	83,706
Centrally Cleared Interest Rate Swap Contracts	—	161,891	—	161,891

Total Other Financial Instruments	$83,706	$166,516	$—	$250,222

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

VCPSM Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 63.0%
Aerospace/Defense — 0.9%
General Dynamics Corp.	35,951	$5,341,600

Agricultural Chemicals — 0.4%
Mosaic Co.	71,131	2,403,516

Agricultural Operations — 0.8%
Archer-Daniels-Midland Co.	110,513	5,046,024

Applications Software — 1.5%
Citrix Systems, Inc.†	46,929	3,852,871
Microsoft Corp.	97,210	5,117,134

		8,970,005

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	101,631	3,547,938

Banks-Commercial — 0.9%
BB&T Corp.	85,693	3,183,495
First Horizon National Corp.	180,581	2,560,639

		5,744,134

Banks-Fiduciary — 2.8%
Citizens Financial Group, Inc.	280,673	6,820,354
Northern Trust Corp.	57,721	4,062,981
State Street Corp.	86,319	5,956,011

		16,839,346

Banks-Super Regional — 2.4%
Comerica, Inc.	83,741	3,634,359
Fifth Third Bancorp	212,749	4,052,869
PNC Financial Services Group, Inc.	75,946	6,854,886

		14,542,114

Cable/Satellite TV — 1.7%
Comcast Corp., Class A	96,685	6,054,415
Time Warner Cable, Inc.	21,111	3,998,423

		10,052,838

Cellular Telecom — 0.6%
Vodafone Group PLC ADR	111,742	3,684,134

Commercial Services-Finance — 0.6%
PayPal Holdings, Inc.†	97,886	3,524,875

Computer Services — 0.9%
Amdocs, Ltd.	89,606	5,337,829

Computers-Memory Devices — 0.7%
NetApp, Inc.	124,254	4,224,636

Cosmetics & Toiletries — 0.8%
Procter & Gamble Co.	66,585	5,085,762

Cruise Lines — 1.2%
Carnival Corp.	139,061	7,520,419

Diversified Banking Institutions — 10.2%
Bank of America Corp.	686,264	11,515,510
Citigroup, Inc.	357,386	19,002,214
Goldman Sachs Group, Inc.	22,384	4,197,000
JPMorgan Chase & Co.	272,993	17,539,800
Morgan Stanley	287,617	9,482,732

		61,737,256

Diversified Manufacturing Operations — 2.7%
General Electric Co.	447,707	12,947,687
Ingersoll-Rand PLC	58,262	3,452,606

		16,400,293

E-Commerce/Products — 0.7%
eBay, Inc.†	157,251	4,387,303

Electric-Integrated — 0.8%
FirstEnergy Corp.	64,341	2,007,439
PG&E Corp.	49,758	2,657,077

		4,664,516

Electronic Components-Semiconductors — 0.8%
Intel Corp.	152,933	5,178,311

Electronic Forms — 0.6%
Adobe Systems, Inc.†	42,678	3,783,831

Electronic Security Devices — 0.7%
Tyco International PLC	116,263	4,236,624

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp.	140,312	4,282,322

Finance-Other Services — 0.5%
CME Group, Inc.	29,310	2,768,916

Food-Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	117,138	5,407,090

Food-Wholesale/Distribution — 0.5%
Sysco Corp.	75,689	3,122,171

Insurance Brokers — 1.9%
Aon PLC	41,263	3,850,250
Marsh & McLennan Cos., Inc.	74,647	4,160,824
Willis Group Holdings PLC	75,488	3,367,520

		11,378,594

Insurance-Multi-line — 0.9%
Voya Financial, Inc.	130,697	5,302,377

Internet Security — 0.5%
Symantec Corp.	160,153	3,299,152

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	40,651	2,967,117

Medical Instruments — 0.8%
Medtronic PLC	65,533	4,844,199

Medical Products — 0.6%
Baxter International, Inc.	99,833	3,732,756

Medical-Biomedical/Gene — 0.6%
Amgen, Inc.	21,500	3,400,870

Medical-Drugs — 4.5%
Baxalta, Inc.	53,996	1,860,702
Eli Lilly & Co.	53,259	4,344,337
Merck & Co., Inc.	132,182	7,225,068
Novartis AG	59,556	5,413,634
Pfizer, Inc.	126,914	4,292,232
Sanofi	42,133	4,255,554

		27,391,527

Medical-Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR	72,482	4,290,210

Medical-HMO — 0.9%
Anthem, Inc.	22,695	3,158,009
UnitedHealth Group, Inc.	21,515	2,534,037

		5,692,046

Multimedia — 0.9%
Thomson Reuters Corp.	72,603	2,980,521
Time Warner, Inc.	15,157	1,141,928

Viacom, Inc., Class B	27,055	1,334,082

		5,456,531

Networking Products — 1.1%
Cisco Systems, Inc.	226,533	6,535,477

Oil Companies-Exploration & Production — 2.6%
Anadarko Petroleum Corp.	32,756	2,190,721
Apache Corp.	122,446	5,770,880
Canadian Natural Resources, Ltd.	167,470	3,883,214
Occidental Petroleum Corp.	53,484	3,986,697

		15,831,512

Oil Companies-Integrated — 2.5%
Exxon Mobil Corp.	42,538	3,519,594
Royal Dutch Shell PLC, Class A	284,233	7,405,130
TOTAL SA	90,322	4,384,597

		15,309,321

Oil-Field Services — 1.3%
Baker Hughes, Inc.	76,962	4,054,358
Weatherford International PLC†	375,442	3,844,526

		7,898,884

Pharmacy Services — 0.5%
Express Scripts Holding Co.†	37,453	3,235,190

Retail-Discount — 2.2%
Target Corp.	95,597	7,378,177
Wal-Mart Stores, Inc.	101,139	5,789,196

		13,167,373

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	221,497	3,714,505

Telecommunication Equipment — 0.8%
Juniper Networks, Inc.	149,800	4,702,222

Telephone-Integrated — 1.0%
Koninklijke KPN NV	275,866	1,013,210
Orange SA	62,369	1,099,746
Telecom Italia SpA†	582,554	812,929
Telefonica SA	42,835	566,655
Verizon Communications, Inc.	58,265	2,731,463

		6,224,003

Television — 0.2%
CBS Corp., Class B	21,626	1,006,042

Tobacco — 0.9%
Philip Morris International, Inc.	64,100	5,666,440

Transport-Rail — 0.6%
CSX Corp.	134,912	3,641,275

Total Common Stocks (cost $379,406,864)		382,521,426

CONVERTIBLE PREFERRED SECURITIES — 0.3%
Banks-Super Regional — 0.0%
KeyCorp Series A 7.75%	400	52,400

Investment Management/Advisor Services — 0.3%
AMG Capital Trust II 5.15% due 10/15/2037	30,700	1,783,274

Pipelines — 0.0%
El Paso Energy Capital Trust I 4.75% due 03/31/2028	800	39,000

Total Convertible Preferred Securities (cost $1,970,171)		1,874,674

PREFERRED SECURITIES — 0.0%
Banks-Fiduciary — 0.0%
State Street Corp. FRS Series D 5.90%	574	15,280

Banks-Super Regional — 0.0%
Wells Fargo & Co. FRS 5.85%	1,200	31,188

Total Preferred Securities (cost $44,350)		46,468

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.1%
Diversified Banking Institutions — 0.1%
JPMorgan Chase & Co. FRS Series V 5.00% due 07/01/2019(1)	200,000	197,200
JPMorgan Chase & Co. FRS Series Z 5.30% due 05/01/2020(1)	155,000	155,465
JPMorgan Chase & Co. FRS Series R 6.00% due 08/01/2023(1)	35,000	35,508
JPMorgan Chase & Co. FRS Series X 6.10% due 07/01/2019(1)	145,000	147,900

		536,073

Insurance-Multi-line — 0.0%
Farmers Exchange Capital III FRS 5.45% due 10/15/2054*	130,000	128,738

Total Preferred Securities/Capital Securities (cost $665,000)		664,811

CONVERTIBLE BONDS & NOTES — 6.8%
Applications Software — 0.5%
Citrix Systems, Inc. Senior Notes 0.50% due 04/15/2019	$2,538,000	2,886,975
NetSuite, Inc. Senior Notes 0.25% due 06/01/2018	397,000	402,707

		3,289,682

Broadcast Services/Program — 0.4%
Liberty Interactive LLC Senior Notes 0.75% due 03/30/2043	1,415,000	2,248,081

Commercial Services — 0.2%
Live Nation Entertainment, Inc. Senior Notes 2.50% due 05/15/2019	968,000	1,044,230

Computers-Memory Devices — 0.4%
SanDisk Corp. Senior Notes 0.50% due 10/15/2020	2,245,000	2,367,072

Diversified Banking Institutions — 0.0%
Goldman Sachs Group, Inc. Senior Notes 1.00% due 09/28/2020*	171,000	192,224

Electronic Components-Semiconductors — 1.3%
Microchip Technology, Inc. Senior Sub. Notes 1.63% due 02/15/2025*	828,000	858,533
Micron Technology, Inc. Senior Notes 3.00% due 11/15/2043	2,104,000	1,904,120

NVIDIA Corp. Senior Notes 1.00% due 12/01/2018	2,330,000	3,406,169
ON Semiconductor Corp. Company Guar. Notes 1.00% due 12/01/2020*	1,545,000	1,517,962

		7,686,784

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC Senior Notes 3.88% due 11/01/2029	779,000	796,527

Financial Guarantee Insurance — 0.8%
MGIC Investment Corp. Senior Notes 2.00% due 04/01/2020	1,225,000	1,783,906
MGIC Investment Corp. Senior Notes 5.00% due 05/01/2017	451,000	477,214
Radian Group, Inc. Senior Notes 2.25% due 03/01/2019	890,000	1,232,094
Radian Group, Inc. Senior Notes 3.00% due 11/15/2017	968,000	1,289,255

		4,782,469

Footwear & Related Apparel — 0.1%
Iconix Brand Group, Inc. Senior Sub. Notes 1.50% due 03/15/2018	636,000	538,613
Iconix Brand Group, Inc. Senior Sub. Notes 2.50% due 06/01/2016	478,000	456,191

		994,804

Insurance-Multi-line — 0.2%
Old Republic International Corp. Senior Notes 3.75% due 03/15/2018	1,089,000	1,352,402

Internet Security — 0.1%
FireEye, Inc. Senior Notes 1.00% due 06/01/2035*	450,000	389,250
FireEye, Inc. Senior Notes Series B 1.63% due 06/01/2035*	450,000	379,406

		768,656

Medical Instruments — 0.2%
NuVasive, Inc. Senior Notes 2.75% due 07/01/2017	952,000	1,195,355

Medical Products — 0.2%
Wright Medical Group, Inc. Senior Notes 2.00% due 02/15/2020*	1,506,000	1,423,170

Medical-Biomedical/Gene — 0.2%
BioMarin Pharmaceutical, Inc. Senior Sub. Notes 1.50% due 10/15/2020	952,000	1,381,590

Medical-Drugs — 0.3%
Jazz Investments I, Ltd. Company Guar. Notes 1.88% due 08/15/2021	1,517,000	1,608,968

Oil Companies-Exploration & Production — 0.3%
Cobalt International Energy, Inc. Senior Notes 2.63% due 12/01/2019	1,997,000	1,437,840
Stone Energy Corp. Company Guar. Notes 1.75% due 03/01/2017	433,000	394,030

		1,831,870

Oil-Field Services — 0.2%
Helix Energy Solutions Group, Inc. Senior Notes 3.25% due 03/15/2032	1,293,000	1,073,190

Physical Therapy/Rehabilitation Centers — 0.1%
HealthSouth Corp. Senior Sub. Notes 2.00% due 12/01/2043	599,000	652,536

Retail-Vitamins & Nutrition Supplements — 0.1%
GNC Holdings, Inc. Company Guar. Notes 1.50% due 08/15/2020*	377,000	309,140

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc. Senior Notes 2.75% due 06/15/2018	488,000	508,130

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 1.25% due 05/15/2018	343,000	481,915

Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp. Senior Notes 4.00% due 12/15/2020	224,000	318,780
JDS Uniphase Corp. Senior Notes 0.63% due 08/15/2033	2,288,000	2,175,030

		2,493,810

Television — 0.5%
Liberty Media Corp. Senior Notes 1.38% due 10/15/2023	2,781,000	2,845,311

Total Convertible Bonds & Notes (cost $41,840,442)		41,327,916

U.S. CORPORATE BONDS & NOTES — 5.3%
Aerospace/Defense — 0.1%
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016	175,000	176,646
Lockheed Martin Corp. Senior Notes 2.13% due 09/15/2016	225,000	227,283
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	34,000	30,526

		434,455

Agricultural Chemicals — 0.0%
Monsanto Co. Senior Notes 2.13% due 07/15/2019	30,000	29,839

Airlines — 0.0%
American Airlines Pass Through Trust Series 2014-1, Class A 3.70% due 04/01/2028	56,509	57,145
Continental Airlines 2009-1 Pass Through Trust Pass Through Certs. 9.00% due 01/08/2018	81,941	85,709
United Airlines Pass-Through Trust Series 2014-2, Class A 3.75% due 03/03/2028	60,000	60,450

		203,304

Applications Software — 0.0%
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	120,000	111,031

Auto-Cars/Light Trucks — 0.0%
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/04/2025	220,000	225,157

Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc. Senior Notes 5.50% due 01/15/2016	680,000	685,777

Banks-Commercial — 0.2%
BB&T Corp. Senior Notes 3.20% due 03/15/2016	800,000	805,916
PNC Bank NA Senior Notes 1.30% due 10/03/2016	505,000	507,388

		1,313,304

Banks-Super Regional — 0.5%
Capital One Financial Corp. Senior Notes 1.00% due 11/06/2015	395,000	395,005
Fifth Third Bancorp Senior Notes 3.63% due 01/25/2016	800,000	805,337
SunTrust Banks, Inc. Senior Notes 3.60% due 04/15/2016	690,000	697,105
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	260,000	260,373
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	315,000	292,946
Wells Fargo & Co. Sub. Notes 4.10% due 06/03/2026	200,000	203,815
Wells Fargo & Co. Sub. Notes 4.65% due 11/04/2044	170,000	167,859

		2,822,440

Beverages-Non-alcoholic — 0.2%
Coca-Cola Co. Senior Notes 1.80% due 09/01/2016	460,000	464,985
Pepsico, Inc. Senior Notes 2.50% due 05/10/2016	635,000	641,543

		1,106,528

Brewery — 0.1%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 2.88% due 02/15/2016	345,000	347,282

Building-Residential/Commercial — 0.0%
MDC Holdings, Inc. Company Guar. Notes 6.00% due 01/15/2043	10,000	8,100

Cable/Satellite TV — 0.3%
CCO Safari II LLC Senior Sec. Notes 4.46% due 07/23/2022*	345,000	350,002
Comcast Corp. Company Guar. Notes 4.40% due 08/15/2035	180,000	182,481
Comcast Corp. Company Guar. Notes 5.70% due 05/15/2018	100,000	110,503
Cox Communications, Inc. Senior Notes 8.38% due 03/01/2039*	200,000	228,738
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 3.80% due 03/15/2022	500,000	511,957
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Company Guar. Notes 5.15% due 03/15/2042	220,000	209,319

		1,593,000

Cellular Telecom — 0.2%
Crown Castle Towers LLC Senior Sec. Bonds 4.88% due 08/15/2040*	850,000	917,944

Chemicals-Specialty — 0.0%
Eastman Chemical Co. Senior Notes 2.70% due 01/15/2020	124,000	124,130

Commercial Services-Finance — 0.0%
Moody’s Corp. Senior Notes 4.50% due 09/01/2022	135,000	142,836
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	75,000	79,873

		222,709

Computer Services — 0.2%
Computer Sciences Corp. Senior Notes 4.45% due 09/15/2022	30,000	30,643
Hewlett Packard Enterprise Co. Company Guar. Notes 2.85% due 10/05/2018*	555,000	556,167
Hewlett Packard Enterprise Co. Company Guar. Notes 6.20% due 10/15/2035*	280,000	273,157

		859,967

Computers — 0.0%
Apple, Inc. Senior Notes 2.15% due 02/09/2022	126,000	124,121

Consulting Services — 0.0%
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	120,000	114,768

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 4.50% due 11/01/2023	77,000	81,106

Diversified Banking Institutions — 0.2%
Citigroup, Inc. Sub. Notes 5.30% due 05/06/2044	20,000	21,221
Citigroup, Inc. Sub. Notes 6.68% due 09/13/2043	30,000	37,551
Goldman Sachs Group, Inc. Senior Notes 2.90% due 07/19/2018	35,000	35,965
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	242,000	241,906
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	140,000	140,513
Morgan Stanley Senior Notes 2.38% due 07/23/2019	250,000	251,187
Morgan Stanley Senior Notes 2.50% due 01/24/2019	125,000	126,624
Morgan Stanley Senior Notes 4.00% due 07/23/2025	210,000	215,953

		1,070,920

Diversified Manufacturing Operations — 0.2%
Eaton Corp. Company Guar. Notes 0.95% due 11/02/2015	1,125,000	1,125,000

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 0.65% due 11/27/2015	750,000	750,101
Amazon.com, Inc. Senior Notes 4.80% due 12/05/2034	18,000	18,917

		769,018

Electric-Distribution — 0.0%
Oglethorpe Power Corp. 1st Mtg. Bonds 4.55% due 06/01/2044	200,000	193,474

Electric-Integrated — 0.0%
Georgia Power Co. Senior Notes 3.00% due 04/15/2016	210,000	212,096

Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 3.95% due 05/28/2024	35,000	33,414

Enterprise Software/Service — 0.0%
Oracle Corp. Senior Notes 4.30% due 07/08/2034	75,000	74,719

Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 2.50% due 01/15/2016	600,000	601,919

Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Senior Notes 5.50% due 01/19/2016	335,000	338,345

Finance-Credit Card — 0.0%
American Express Co. Sub. Notes 3.63% due 12/05/2024	54,000	53,994

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Senior Notes 2.20% due 07/25/2018	35,000	35,381
Lazard Group LLC Senior Notes 3.75% due 02/13/2025	201,000	188,079

		223,460

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.63% due 09/04/2018	300,000	298,791
Air Lease Corp. Senior Notes 4.25% due 09/15/2024	165,000	161,815

		460,606

Finance-Other Services — 0.0%
CME Group, Inc. Senior Notes 3.00% due 09/15/2022	65,000	65,439

Food-Meat Products — 0.0%
Tyson Foods, Inc. Company Guar. Notes 4.88% due 08/15/2034	24,000	24,507
Tyson Foods, Inc. Company Guar. Notes 5.15% due 08/15/2044	25,000	26,195

		50,702

Food-Misc./Diversified — 0.4%
General Mills, Inc. Senior Notes 0.88% due 01/29/2016	800,000	800,144
General Mills, Inc. Senior Notes 2.20% due 10/21/2019	120,000	120,129
HJ Heinz Co. Company Guar. Notes 1.60% due 06/30/2017*	306,000	306,224
Kraft Foods, Inc. Senior Notes 4.13% due 02/09/2016	750,000	756,445
Unilever Capital Corp. Company Guar. Notes 2.75% due 02/10/2016	395,000	397,544

		2,380,486

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 4.05% due 10/15/2023	60,000	62,633

Insurance-Life/Health — 0.0%
Nationwide Financial Services, Inc. Senior Notes 5.30% due 11/18/2044*	145,000	151,602
Prudential Financial, Inc. Senior Notes 5.10% due 08/15/2043	25,000	26,705

		178,307

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 9.88% due 06/15/2019	200,000	247,044

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	150,000	147,888

Insurance-Property/Casualty — 0.0%
Travelers Cos., Inc. Senior Notes 4.60% due 08/01/2043	10,000	10,556

Insurance-Reinsurance — 0.0%
Reinsurance Group of America, Inc. Senior Notes 4.70% due 09/15/2023	20,000	21,323

Investment Management/Advisor Services — 0.0%
Blackstone Holdings Finance Co., LLC Company Guar. Notes 5.00% due 06/15/2044*	225,000	229,918

Medical Instruments — 0.1%
Edwards Lifesciences Corp. Senior Notes 2.88% due 10/15/2018	29,000	29,523
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	172,000	175,935
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	61,000	63,172
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2044	15,000	15,647

		284,277

Medical Labs & Testing Services — 0.0%
Laboratory Corp. of America Holdings Senior Notes 3.20% due 02/01/2022	100,000	98,734
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	43,000	39,525

		138,259

Medical Products — 0.1%
Becton Dickinson and Co. Senior Notes 2.68% due 12/15/2019	50,000	50,568
Becton Dickinson and Co. Senior Notes 3.88% due 05/15/2024	225,000	231,494
Becton Dickinson and Co. Senior Notes 4.88% due 05/15/2044	230,000	235,166

		517,228

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.30% due 06/15/2016	255,000	257,334
Celgene Corp. Senior Notes 4.00% due 08/15/2023	10,000	10,324
Celgene Corp. Senior Notes 4.63% due 05/15/2044	110,000	105,182
Celgene Corp. Senior Notes 5.00% due 08/15/2045	55,000	55,194
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021	171,000	186,099

		614,133

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 1.20% due 11/06/2015	500,000	500,020
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	171,000	163,125
Allergan, Inc. Company Guar. Notes 5.75% due 04/01/2016	215,000	219,112
Bayer US Finance LLC Company Guar. Notes 3.00% due 10/08/2021*	200,000	203,435
Merck & Co., Inc. Senior Notes 0.70% due 05/18/2016	545,000	545,927
Zoetis, Inc. Senior Notes 1.15% due 02/01/2016	640,000	640,188
Zoetis, Inc. Senior Notes 4.70% due 02/01/2043	5,000	4,415

		2,276,222

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp. Senior Notes 2.28% due 03/15/2019	75,000	74,857

Multimedia — 0.0%
Viacom, Inc. Senior Notes 4.85% due 12/15/2034	55,000	47,436

Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 3.90% due 03/01/2035	84,000	78,664

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc. Senior Notes 4.63% due 03/15/2024	55,000	54,913
Xerox Corp. Senior Notes 4.80% due 03/01/2035	134,000	115,077

		169,990

Oil Companies-Exploration & Production — 0.0%
Devon Energy Corp. Senior Notes 2.25% due 12/15/2018	60,000	60,033
Devon Energy Corp. Senior Notes 3.25% due 05/15/2022	14,000	13,473
Noble Energy, Inc. Senior Notes 5.25% due 11/15/2043	20,000	18,422

		91,928

Oil Companies-Integrated — 0.2%
Chevron Corp. Senior Notes 1.37% due 03/02/2018	268,000	268,581
Chevron Corp. Senior Notes 1.72% due 06/24/2018	15,000	15,155
ConocoPhillips Co. Company Guar. Notes 2.88% due 11/15/2021	134,000	134,356
ConocoPhillips Co. Company Guar. Notes 4.15% due 11/15/2034	144,000	138,372
Marathon Oil Corp. Senior Notes 0.90% due 11/01/2015	540,000	540,000

		1,096,464

Pharmacy Services — 0.2%
Express Scripts Holding Co. Company Guar. Notes 2.25% due 06/15/2019	85,000	84,993
Express Scripts Holding Co. Company Guar. Notes 3.13% due 05/15/2016	800,000	809,358

		894,351

Pipelines — 0.3%
Enable Midstream Partners LP Company Guar. Notes 2.40% due 05/15/2019*	200,000	189,250
Energy Transfer Partners LP Senior Notes 4.90% due 03/15/2035	67,000	54,382
Enterprise Products Operating LLC Company Guar. Notes 2.55% due 10/15/2019	55,000	54,806
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/01/2016	700,000	703,213
Kinder Morgan, Inc. Company Guar. Notes 5.30% due 12/01/2034	83,000	69,890
Spectra Energy Partners LP Senior Notes 2.95% due 06/15/2016	345,000	348,754
Spectra Energy Partners LP Senior Notes 4.50% due 03/15/2045	101,000	84,588
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.30% due 04/01/2044	65,000	51,513
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.50% due 02/15/2020	40,000	42,986
Western Gas Partners LP Senior Notes 5.45% due 04/01/2044	65,000	58,995
Williams Partners LP Senior Notes 5.10% due 09/15/2045	166,000	127,729
Williams Partners LP Senior Notes 5.40% due 03/04/2044	30,000	23,538

		1,809,644

Private Equity — 0.0%
Apollo Management Holdings LP Company Guar. Notes 4.00% due 05/30/2024*	60,000	60,315
KKR Group Finance Co III LLC Company Guar. Notes 5.13% due 06/01/2044*	137,000	135,384

		195,699

Real Estate Investment Trusts — 0.1%
HCP, Inc. Senior Notes 3.88% due 08/15/2024	70,000	68,294
HCP, Inc. Senior Notes 4.20% due 03/01/2024	100,000	100,132
Highwoods Realty LP Senior Notes 3.20% due 06/15/2021	200,000	196,803
Piedmont Operating Partnership LP Company Guar. Notes 4.45% due 03/15/2024	115,000	115,833
Realty Income Corp. Senior Notes 2.00% due 01/31/2018	200,000	200,934
Ventas Realty LP Company Guar. Notes 5.70% due 09/30/2043	5,000	5,465

		687,461

Real Estate Operations & Development — 0.0%
Brookfield Asset Management, Inc. Senior Notes 4.00% due 01/15/2025	125,000	123,654

Rental Auto/Equipment — 0.0%
ERAC USA Finance LLC Company Guar. Notes 2.35% due 10/15/2019*	95,000	94,455

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 3.38% due 09/15/2024	54,000	53,397

Retail-Auto Parts — 0.0%
Advance Auto Parts, Inc. Company Guar. Notes 4.50% due 12/01/2023	25,000	25,985
O’Reilly Automotive, Inc. Company Guar. Notes 4.88% due 01/14/2021	20,000	21,931

		47,916

Retail-Discount — 0.1%
Dollar General Corp. Senior Notes 3.25% due 04/15/2023	40,000	38,211
Target Corp. Senior Notes 5.88% due 07/15/2016	360,000	373,403
Wal-Mart Stores, Inc. Senior Notes 3.30% due 04/22/2024	25,000	25,966

		437,580

Retail-Drug Store — 0.1%
CVS Health Corp. Senior Notes 3.38% due 08/12/2024	40,000	40,052
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/2028	44,610	49,851
Walgreens Boots Alliance, Inc. Company Guar. Notes 3.30% due 11/18/2021	94,000	93,941
Walgreens Boots Alliance, Inc. Company Guar. Notes 4.50% due 11/18/2034	69,000	63,955

		247,799

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 5.45% due 08/15/2034	100,000	89,117

Savings & Loans/Thrifts — 0.0%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	45,000	50,690

Semiconductor Equipment — 0.0%
Lam Research Corp. Senior Notes 3.80% due 03/15/2025	115,000	107,810

Special Purpose Entity — 0.1%
Athene Global Funding Sec. Notes 2.88% due 10/23/2018*	274,000	271,004

Steel Pipe & Tube — 0.0%
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	194,000	169,259

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 3.00% due 06/30/2022	115,000	112,801
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	64,000	62,105
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	102,000	95,406
AT&T, Inc. Senior Notes 6.15% due 09/15/2034	25,000	27,205
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	45,000	42,297
Verizon Communications, Inc. Senior Notes 4.52% due 09/15/2048	53,000	47,611
Verizon Communications, Inc. Senior Notes 5.01% due 08/21/2054	16,000	14,791
Verizon Communications, Inc. Senior Notes 5.15% due 09/15/2023	35,000	39,011
Verizon Communications, Inc. Senior Notes 6.40% due 09/15/2033	4,000	4,623

		445,850

Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 1.25% due 08/11/2017	70,000	70,239
Philip Morris International, Inc. Senior Notes 2.50% due 05/16/2016	370,000	373,828
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	15,000	15,717
Philip Morris International, Inc. Senior Notes 4.88% due 11/15/2043	35,000	37,571

		497,355

Transport-Equipment & Leasing — 0.1%
Aviation Capital Group Corp. Senior Notes 2.88% due 09/17/2018*	260,000	259,800
Aviation Capital Group Corp. Senior Notes 4.88% due 10/01/2025*	280,000	280,756

		540,556

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 5.15% due 09/01/2043	40,000	42,940
Union Pacific Corp. Senior Notes 4.15% due 01/15/2045	50,000	50,030
Union Pacific Corp. Senior Notes 4.85% due 06/15/2044	30,000	33,511

		126,481

Transport-Services — 0.0%
FedEx Corp. Company Guar. Notes 4.90% due 01/15/2034	25,000	26,040
FedEx Corp. Company Guar. Notes 5.10% due 01/15/2044	45,000	47,345

		73,385

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Senior Notes 4.13% due 11/15/2025	97,000	97,983

Total U.S. Corporate Bonds & Notes (cost $32,581,591)		32,327,127

FOREIGN CORPORATE BONDS & NOTES — 1.0%
Aerospace/Defense — 0.0%
Rolls-Royce PLC Company Guar. Notes 2.38% due 10/14/2020*	200,000	200,147

Airlines — 0.0%
Virgin Australia Trust Pass Through Certs. Series 2013-1A 5.00% due 04/23/2025*	157,983	163,512

Banks-Commercial — 0.2%
Australia & New Zealand Banking Group, Ltd. Senior Notes 0.90% due 02/12/2016	700,000	701,167
Sumitomo Mitsui Banking Corp. Company Guar. Notes 2.65% due 07/23/2020	250,000	251,176

		952,343

Banks-Money Center — 0.3%
Abbey National Treasury Services PLC Company Guar. Notes 4.00% due 04/27/2016	515,000	523,245
ABN AMRO Bank NV Senior Notes 1.38% due 01/22/2016*	900,000	900,711
Lloyds Bank PLC Company Guar. Notes 2.30% due 11/27/2018	200,000	202,426

		1,626,382

Cellular Telecom — 0.0%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2043	30,000	28,374

Chemicals-Plastics — 0.0%
Montell Finance Co. BV Company Guar. Notes 8.10% due 03/15/2027*	55,000	70,464

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 4.75% due 01/01/2025	115,000	103,285
Seagate HDD Cayman Company Guar. Notes 5.75% due 12/01/2034*	112,000	94,775

		198,060

Diversified Banking Institutions — 0.1%
BNP Paribas SA Company Guar. Notes 4.25% due 10/15/2024	200,000	199,794
Societe Generale SA Senior Notes 2.63% due 09/16/2020*	310,000	311,635
Societe Generale SA Sub. Notes 5.00% due 01/17/2024*	100,000	103,721

		615,150

Insurance-Multi-line — 0.1%
Aegon NV Senior Notes 4.63% due 12/01/2015	245,000	245,903

Medical-Drugs — 0.1%
Sanofi Senior Notes 2.63% due 03/29/2016	795,000	802,142

Medical-Generic Drugs — 0.1%
Actavis Funding SCS Company Guar. Notes 1.85% due 03/01/2017	171,000	171,578
Actavis Funding SCS Company Guar. Notes 4.85% due 06/15/2044	200,000	192,245
Perrigo Co. PLC Senior Notes 2.30% due 11/08/2018	65,000	64,028

		427,851

Oil Companies-Integrated — 0.0%
Suncor Energy, Inc. Senior Notes 3.60% due 12/01/2024	52,000	51,767

Telephone-Integrated — 0.1%
British Telecommunications PLC Senior Notes 1.25% due 02/14/2017	200,000	199,912
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	200,000	239,526

		439,438

Tobacco — 0.0%
Imperial Tobacco Finance PLC Company Guar. Notes 3.75% due 07/21/2022*	230,000	232,824

Total Foreign Corporate Bonds & Notes (cost $6,079,950)		6,054,357

U.S. GOVERNMENT TREASURIES — 16.2%
United States Treasury Bonds — 1.5%
3.00% due 05/15/2045	8,500,600	8,600,992
4.50% due 02/15/2036	400,000	519,953

		9,120,945

United States Treasury Notes — 14.7%
0.50% due 06/15/2016	1,350,000	1,351,302
0.50% due 04/30/2017	12,600,000	12,577,194
0.63% due 09/30/2017	14,275,000	14,243,766
0.63% due 04/30/2018	850,000	843,448
0.88% due 10/15/2018	14,855,000	14,785,657
1.25% due 01/31/2019	600,000	602,000
1.38% due 09/30/2020	31,207,100	30,993,363
1.75% due 09/30/2022	98,000	97,127
2.00% due 08/15/2025	14,238,100	14,048,719

		89,542,576

Total U.S. Government Treasuries (cost $99,017,522)		98,663,521

Total Long-Term Investment Securities (cost $561,605,890)		563,480,300

SHORT-TERM INVESTMENT SECURITIES — 7.0%
Time Deposits — 7.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $42,649,000)	$42,649,000	42,649,000

TOTAL INVESTMENTS (cost $604,254,890) (2)	99.7%	606,129,300
Other assets less liabilities	0.3	1,549,080

NET ASSETS	100.0%	$607,678,380

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $11,932,251 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Perpetual maturity — maturity date reflects the next call date.
(2)	See Note 4 for cost of investments on a tax basis.
ADR —	American Depositary Receipt
FRS —	Floating Rate Security

The rates shown on FRS are the current interest rates at October 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of New York	CAD	2,876,970	USD	2,143,058	11/06/2015	$—	$(57,066)
	CHF	1,880,582	USD	1,938,764	11/06/2015	36,043	—
	EUR	3,530,280	USD	3,978,484	11/06/2015	96,275	—
	GBP	2,339,631	USD	3,545,290	11/06/2015	—	(61,414)
	ILS	5,773,143	USD	1,469,666	11/06/2015	—	(22,426)

						132,318	(140,906)

State Street Bank and Trust Company	CAD	2,876,985	USD	2,142,862	11/06/2015	—	(57,273)
	CHF	1,880,587	USD	1,938,749	11/06/2015	36,023	—
	EUR	3,530,291	USD	3,977,120	11/06/2015	94,898	—
	GBP	2,339,643	USD	3,545,916	11/06/2015	—	(60,806)
	ILS	5,773,154	USD	1,468,703	11/06/2015	—	(23,393)

						130,921	(141,472)

Net Unrealized Appreciation/(Depreciation)						$263,239	$(282,378)

CAD — Canadian Dollar

CHF — Switzerland Franc

EUR — Euro Dollar

GBP — British Pound Sterling

ILS   — Israeli Shekel

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$382,521,426	$—	$—	$382,521,426
Convertible Preferred Securities	1,874,674	—	—	1,874,674
Preferred Securities	46,468	—	—	46,468
Preferred Securities/Capital Securities	—	664,811	—	664,811
Convertible Bonds & Notes	—	41,327,916	—	41,327,916
U.S. Corporate Bonds & Notes	—	32,327,127	—	32,327,127
Foreign Corporate Bonds & Notes	—	6,054,357	—	6,054,357
U.S. Government Treasuries	—	98,663,521	—	98,663,521
Short-Term Investment Securities	—	42,649,000	—	42,649,000

Total Investments at Value	$384,442,568	$221,686,732	$—	$606,129,300

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$263,239	$—	$263,239

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$282,378	$—	$282,378

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $24,951,455 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Telecom Utility Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 81.5%
Building-Heavy Construction — 1.1%
SBA Communications Corp., Class A†	4,274	$508,691

Cable/Satellite TV — 7.0%
Altice NV, Class A†	13,844	239,771
Altice NV, Class B†	2,117	37,596
Charter Communications, Inc., Class A†	3,115	594,778
Comcast Corp., Special Class A	14,354	900,139
Liberty Global PLC, Class C†	8,940	381,202
Numericable-SFR SAS†	1,001	45,351
Time Warner Cable, Inc.	5,355	1,014,237

		3,213,074

Cellular Telecom — 1.5%
Mobile TeleSystems PJSC ADR	30,704	215,849
Vodafone Group PLC	147,640	487,637

		703,486

Electric-Distribution — 4.5%
Hydro One, Ltd.†*	4,860	76,193
PPL Corp.	57,272	1,970,157

		2,046,350

Electric-Generation — 3.0%
EDP Renovaveis SA	156,333	1,136,852
Enel Green Power SpA	58,823	124,518
Tractebel Energia SA	14,000	122,954

		1,384,324

Electric-Integrated — 31.1%
AES Corp.	108,462	1,187,659
ALLETE, Inc.	5,387	270,481
Alliant Energy Corp.	1,813	107,003
Ameren Corp.	11,803	515,555
American Electric Power Co., Inc.	19,422	1,100,256
Cia Paranaense de Energia, Class B (Preference Shares)	23,100	194,669
CMS Energy Corp.	5,213	188,033
CPFL Energia SA†	48,112	193,244
Dominion Resources, Inc.	4,742	338,721
DTE Energy Co.	5,884	480,076
Edison International	5,135	310,770
EDP — Energias de Portugal SA	264,847	980,893
EDP — Energias do Brasil SA	80,737	236,147
Enel SpA	213,441	984,845
Enersis SA ADR	5,361	71,033
Engie SA	30,744	539,401
Exelon Corp.	57,338	1,600,877
FirstEnergy Corp.	1,443	45,022
Iberdrola SA	40,679	290,628
NextEra Energy, Inc.	20,479	2,102,374
NorthWestern Corp.	4,498	243,747
OGE Energy Corp.	14,529	414,222
PG&E Corp.	11,730	626,382
Public Service Enterprise Group, Inc.	23,550	972,380
Xcel Energy, Inc.	7,840	279,339

		14,273,757

Electric-Transmission — 1.1%
ITC Holdings Corp.	1,850	60,532
Red Electrica Corp. SA	4,817	424,821

		485,353

Energy-Alternate Sources — 0.7%
China Longyuan Power Group Corp., Ltd.	187,000	171,544
TerraForm Power, Inc., Class A	7,124	130,013

		301,557

Gas-Distribution — 4.9%
China Resources Gas Group, Ltd.	160,000	440,740
Gas Natural SDG SA	9,303	201,634
Sempra Energy	15,621	1,599,747

		2,242,121

Gas-Transportation — 0.6%
Snam SpA	51,103	264,680

Independent Power Producers — 7.5%
Abengoa Yield PLC	23,652	438,271
Calpine Corp.†	64,414	999,061
Dynegy, Inc.†	52,207	1,014,382
NRG Energy, Inc.	53,740	692,709
NRG Yield, Inc., Class A	8,556	117,474
NRG Yield, Inc., Class C	12,540	181,078

		3,442,975

Internet Connectivity Services — 1.3%
Com Hem Holding AB	70,664	605,026

Multimedia — 0.7%
Quebecor, Inc., Class B	13,902	327,350

Oil Companies-Exploration & Production — 0.9%
Anadarko Petroleum Corp.	3,302	220,838
Noble Energy, Inc.	5,563	199,378

		420,216

Pipelines — 6.8%
APA Group	18,283	119,946
Columbia Pipeline Group, Inc.	8,515	176,856
Enbridge, Inc.	19,174	819,543
Kinder Morgan, Inc.	33,139	906,352
SemGroup Corp., Class A	4,792	218,276
Tallgrass Energy GP LP	10,269	245,840
Williams Cos., Inc.	16,630	655,887

		3,142,700

Real Estate Investment Trusts — 1.8%
American Tower Corp.	8,156	833,788

Telecom Services — 0.7%
TELUS Corp.†	5,736	191,434
XL Axiata Tbk PT†	669,000	152,251

		343,685

Telephone-Integrated — 6.2%
Bezeq The Israeli Telecommunication Corp., Ltd.	169,826	365,140
BT Group PLC	40,788	292,386
Hellenic Telecommunications Organization SA	38,204	355,834
KDDI Corp.	8,100	197,751
Philippine Long Distance Telephone Co.	1,480	69,543
TDC A/S	64,429	337,708
Telecom Italia SpA RSP	210,699	237,024
Verizon Communications, Inc.	20,706	970,697

		2,826,083

Water — 0.1%
United Utilities Group PLC	3,326	50,684

Total Common Stocks (cost $37,987,497)		37,415,900

CONVERTIBLE PREFERRED SECURITIES — 10.3%
Electric-Integrated — 4.6%
Dominion Resources, Inc. Series A 6.13%	5,821	324,870
Dominion Resources, Inc. Series B 6.00%	6,936	390,219
Dominion Resources, Inc. 6.38%	6,648	329,940
Exelon Corp. 6.50%	18,316	764,876
NextEra Energy, Inc. 5.80%	2,428	133,589
NextEra Energy, Inc. 6.37%	3,570	187,639

		2,131,133

Independent Power Producers — 0.8%
Dynegy, Inc. Series A 5.80%†	5,023	365,574

Oil Companies-Exploration & Production — 0.5%
Anadarko Petroleum Corp. 7.50%	5,247	211,087

Pipelines — 3.0%
Kinder Morgan, Inc. Series A 9.75%†	28,078	1,384,526

Real Estate Investment Trusts — 0.7%
American Tower Corp. Series B 5.50%	3,282	342,969

Telephone-Integrated — 0.7%
Frontier Communications Corp. Series A 11.13%	3,175	314,738

Total Convertible Preferred Securities (cost $4,978,242)		4,750,027

Total Long-Term Investment Securities (cost $42,965,739)		42,165,927

SHORT-TERM INVESTMENT SECURITIES — 8.5%
Commercial Paper — 4.0%
HSBC USA, Inc. 0.05% due 11/02/2015*(2)	$1,818,000	1,818,000

Time Deposits — 4.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015	2,074,000	2,074,000

Total Short-Term Investment Securities (cost $3,891,997)		3,892,000

TOTAL INVESTMENTS (cost $46,857,736)(1)	100.3%	46,057,927
Liabilities in excess of other assets	(0.3)	(136,903)

NET ASSETS	100.0%	$45,921,024

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $1,894,193 representing 4.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

	Acquisition	Principal	Acquisition		Value	% of
Description	Date	Amount	Cost	Value	Per Share	Net Assets
Commercial Paper
HSBC USA, Inc.
0.05% due 11/02/2015	10/30/2015	$1,818,000	$1,817,997	$1,818,000	$100.00	3.96%

ADR — American Depositary Receipt

RSP — Risparmio Savings Shares

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	CAD	54,000	USD	41,485	01/15/2016	$203	$—

BNP Paribas SA	CAD	53,000	USD	40,743	01/15/2016	226	—
	GBP	356,895	USD	543,077	01/15/2016	—	(6,972)

						226	(6,972)

Citibank N.A.	CAD	42,000	USD	32,288	01/15/2016	180	—
	EUR	250,349	USD	280,266	01/15/2016	4,591	—

						4,771	—

Credit Suisse AG	EUR	100,791	USD	112,901	01/15/2016	1,914	—
	USD	5,435	EUR	4,771	01/15/2016	—	(182)

						1,914	(182)

Deutsche Bank AG	CAD	636,000	USD	488,776	01/15/2016	2,571	—
	EUR	939,828	USD	1,066,088	12/17/2015	31,876	—
	EUR	2,085,188	USD	2,351,247	01/15/2016	55,123	—
	USD	310,883	EUR	277,548	01/15/2016	—	(5,258)

						89,570	(5,258)

Goldman Sachs International	EUR	36,828	USD	41,394	01/15/2016	840	—

HSBC Bank USA, N.A.	USD	6,293	EUR	5,524	01/15/2016	—	(210)

JPMorgan Chase Bank	CAD	201,000	USD	154,504	01/15/2016	844	—
	EUR	226,054	USD	252,353	01/15/2016	3,432	—

						4,276	—

Merrill Lynch International	CAD	106,000	USD	81,396	01/15/2016	362	—
	EUR	94,080	USD	105,398	01/15/2016	1,801	—

						2,163	—

Morgan Stanley Capital Services, Inc.	CAD	63,000	USD	48,438	01/15/2016	276	—

UBS AG	USD	5,283	EUR	4,814	01/15/2016	17	—

Net Unrealized Appreciation/(Depreciation)						$104,256	$(12,622)

CAD — Canadian Dollar

EUR — Euro Dollar

GBP — Pound Sterling

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$37,415,900	$—	$—	$37,415,900
Convertible Preferred Securities:
Pipelines	—	1,384,526	—	1,384,526
Other Industries	3,365,501	—	—	3,365,501
Short-Term Securities	—	3,892,000	—	3,892,000

Total Investments at Value	$40,781,401	$5,276,526	$—	$46,057,927

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$104,256	$—	$104,256

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$12,622	$—	$12,622

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments, not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $8,826,153 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	27,901	$639,770
Omnicom Group, Inc.	16,517	1,237,454

		1,877,224

Advertising Services — 0.1%
Nielsen Holdings PLC	24,941	1,184,947

Aerospace/Defense — 1.4%
Boeing Co.	43,424	6,429,792
General Dynamics Corp.	20,624	3,064,314
Lockheed Martin Corp.	18,156	3,991,233
Northrop Grumman Corp.	12,740	2,391,935
Raytheon Co.	20,637	2,422,784
Rockwell Collins, Inc.	8,958	776,838

		19,076,896

Aerospace/Defense-Equipment — 0.5%
Harris Corp.	8,435	667,461
United Technologies Corp.	56,309	5,541,369

		6,208,830

Agricultural Chemicals — 0.3%
CF Industries Holdings, Inc.	15,844	804,400
Monsanto Co.	31,806	2,964,955
Mosaic Co.	22,922	774,535

		4,543,890

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	41,399	1,890,278

Airlines — 0.6%
American Airlines Group, Inc.	45,674	2,111,052
Delta Air Lines, Inc.	54,075	2,749,173
Southwest Airlines Co.	44,826	2,074,996
United Continental Holdings, Inc.†	25,682	1,548,881

		8,484,102

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	27,362	873,942
Michael Kors Holdings, Ltd.†	13,150	508,116
Ralph Lauren Corp.	4,063	450,059
Under Armour, Inc., Class A†	12,235	1,163,304
VF Corp.	23,150	1,563,088

		4,558,509

Appliances — 0.1%
Whirlpool Corp.	5,331	853,706

Applications Software — 2.6%
Citrix Systems, Inc.†	10,925	896,942
Intuit, Inc.	18,853	1,836,848
Microsoft Corp.	543,743	28,622,632
Red Hat, Inc.†	12,474	986,818
Salesforce.com, Inc.†	42,178	3,277,652

		35,620,892

Athletic Footwear — 0.4%
NIKE, Inc., Class B	46,087	6,038,780

Audio/Video Products — 0.0%
Harman International Industries, Inc.	4,839	532,096

Auto-Cars/Light Trucks — 0.5%
Ford Motor Co.	264,937	3,923,717
General Motors Co.	97,996	3,421,040

		7,344,757

Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	24,133	1,270,603

Auto/Truck Parts & Equipment-Original — 0.3%
BorgWarner, Inc.	15,386	658,829
Delphi Automotive PLC	19,331	1,608,146
Johnson Controls, Inc.	44,467	2,009,019

		4,275,994

Banks-Commercial — 0.3%
BB&T Corp.	53,002	1,969,024
M&T Bank Corp.	9,058	1,085,601
Regions Financial Corp.	90,074	842,192
Zions Bancorporation	13,880	399,328

		4,296,145

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	75,227	3,133,204
Northern Trust Corp.	14,881	1,047,474
State Street Corp.	27,746	1,914,474

		6,095,152

Banks-Super Regional — 2.4%
Capital One Financial Corp.	36,877	2,909,595
Comerica, Inc.	12,097	525,010
Fifth Third Bancorp	54,609	1,040,301
Huntington Bancshares, Inc.	54,596	598,918
KeyCorp	57,166	710,002
PNC Financial Services Group, Inc.	34,917	3,151,608
SunTrust Banks, Inc.	35,219	1,462,293
US Bancorp	112,539	4,746,895
Wells Fargo & Co.	317,582	17,193,890

		32,338,512

Beverages-Non-alcoholic — 1.8%
Coca-Cola Co.	266,162	11,271,961
Coca-Cola Enterprises, Inc.	14,328	735,600
Dr Pepper Snapple Group, Inc.	12,977	1,159,754
Monster Beverage Corp.†	10,338	1,409,276
PepsiCo, Inc.	99,870	10,205,715

		24,782,306

Beverages-Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	7,214	765,983
Constellation Brands, Inc., Class A	11,693	1,576,216

		2,342,199

Brewery — 0.1%
Molson Coors Brewing Co., Class B	10,744	946,546

Broadcast Services/Program — 0.1%
Discovery Communications, Inc., Class A†	10,150	298,816
Discovery Communications, Inc., Class C†	17,528	482,371
Scripps Networks Interactive, Inc., Class A	6,404	384,752

		1,165,939

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	4,555	706,708
Vulcan Materials Co.	9,055	874,532

		1,581,240

Building Products-Wood — 0.0%
Masco Corp.	23,383	678,107

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	22,193	653,362
Lennar Corp., Class A	11,825	592,078
PulteGroup, Inc.	21,826	400,070

		1,645,510

Cable/Satellite TV — 1.1%
Cablevision Systems Corp., Class A	15,116	492,630
Comcast Corp., Class A	143,774	9,003,128
Comcast Corp., Special Class A	25,032	1,569,757
Time Warner Cable, Inc.	19,238	3,643,677

		14,709,192

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	5,522	386,264

Chemicals-Diversified — 1.0%
Dow Chemical Co.	78,734	4,068,186
E.I. du Pont de Nemours & Co.	61,515	3,900,051
Eastman Chemical Co.	10,107	729,422
FMC Corp.	9,084	369,810
LyondellBasell Industries NV, Class A	25,338	2,354,154
PPG Industries, Inc.	18,405	1,918,905

		13,340,528

Chemicals-Specialty — 0.3%
Ecolab, Inc.	18,056	2,173,039
International Flavors & Fragrances, Inc.	5,479	635,893
Sigma-Aldrich Corp.	8,119	1,134,387

		3,943,319

Coal — 0.0%
CONSOL Energy, Inc.	15,569	103,690

Coatings/Paint — 0.1%
Sherwin-Williams Co.	5,386	1,437,146

Coffee — 0.0%
Keurig Green Mountain, Inc.	8,169	414,577

Commercial Services — 0.1%
Cintas Corp.	6,069	564,963
Quanta Services, Inc.†	13,880	279,127

		844,090

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	31,668	2,754,799
Equifax, Inc.	8,039	856,716
H&R Block, Inc.	16,030	597,278
MasterCard, Inc., Class A	67,849	6,716,373
McGraw Hill Financial, Inc.	18,526	1,716,249
Moody’s Corp.	11,847	1,139,208
PayPal Holdings, Inc.†	75,399	2,715,118
Total System Services, Inc.	11,505	603,437
Western Union Co.	34,770	669,322

		17,768,500

Computer Aided Design — 0.1%
Autodesk, Inc.†	15,378	848,712

Computer Services — 1.2%
Accenture PLC, Class A	42,432	4,548,711
Cognizant Technology Solutions Corp., Class A†	41,439	2,822,410
Computer Sciences Corp.	9,405	626,279
International Business Machines Corp.	61,266	8,582,141
Teradata Corp.†	9,627	270,615

		16,850,156

Computer Software — 0.1%
Akamai Technologies, Inc.†	12,142	738,476

Computers — 3.6%
Apple, Inc.	387,700	46,330,150
Hewlett-Packard Co.†	122,809	3,310,931

		49,641,081

Computers-Memory Devices — 0.5%
EMC Corp.	130,853	3,430,966
NetApp, Inc.	20,401	693,634
SanDisk Corp.	13,899	1,070,223
Seagate Technology PLC	20,534	781,524
Western Digital Corp.	15,664	1,046,668

		7,023,015

Consulting Services — 0.1%
Verisk Analytics, Inc.†	10,538	754,626

Consumer Products-Misc. — 0.3%
Clorox Co.	8,746	1,066,487
Kimberly-Clark Corp.	24,765	2,964,618

		4,031,105

Containers-Metal/Glass — 0.1%
Ball Corp.	9,393	643,420
Owens-Illinois, Inc.†	10,930	235,542

		878,962

Containers-Paper/Plastic — 0.1%
Sealed Air Corp.	13,994	687,385
WestRock Co.	17,802	957,036

		1,644,421

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	61,195	4,060,288
Estee Lauder Cos., Inc., Class A	15,355	1,235,463
Procter & Gamble Co.	184,414	14,085,542

		19,381,293

Cruise Lines — 0.2%
Carnival Corp.	31,470	1,701,898
Royal Caribbean Cruises, Ltd.	11,663	1,147,056

		2,848,954

Data Processing/Management — 0.3%
Dun & Bradstreet Corp.	2,455	279,551
Fidelity National Information Services, Inc.	19,143	1,395,908
Fiserv, Inc.†	15,948	1,539,141
Paychex, Inc.	21,855	1,127,281

		4,341,881

Dental Supplies & Equipment — 0.1%
DENTSPLY International, Inc.	9,505	578,379
Patterson Cos., Inc.	5,904	279,850

		858,229

Diagnostic Equipment — 0.3%
Danaher Corp.	40,426	3,772,150

Dialysis Centers — 0.1%
DaVita HealthCare Partners, Inc.†	11,574	897,101

Disposable Medical Products — 0.1%
C.R. Bard, Inc.	5,044	939,949

Distribution/Wholesale — 0.2%
Fastenal Co.	19,727	772,509
Fossil Group, Inc.†	2,815	153,164
Genuine Parts Co.	10,306	935,373
WW Grainger, Inc.	4,126	866,460

		2,727,506

Diversified Banking Institutions — 3.5%
Bank of America Corp.	711,704	11,942,393
Citigroup, Inc.	204,624	10,879,858
Goldman Sachs Group, Inc.	27,369	5,131,688
JPMorgan Chase & Co.	251,413	16,153,285
Morgan Stanley	103,585	3,415,197

		47,522,421

Diversified Manufacturing Operations — 2.5%
3M Co.	42,473	6,677,180
Dover Corp.	10,637	685,342
Eaton Corp. PLC	31,783	1,776,988
General Electric Co.	686,406	19,850,861
Illinois Tool Works, Inc.	22,400	2,059,456
Ingersoll-Rand PLC	18,040	1,069,050
Parker-Hannifin Corp.	9,410	985,227
Pentair PLC	12,241	684,517
Textron, Inc.	18,793	792,501

		34,581,122

Diversified Operations — 0.0%
Leucadia National Corp.	22,930	458,829

E-Commerce/Products — 1.3%
Amazon.com, Inc.†	26,074	16,319,717
eBay, Inc.†	76,196	2,125,868

		18,445,585

E-Commerce/Services — 0.7%
Expedia, Inc.	6,802	927,113
Netflix, Inc.†	28,962	3,138,902
Priceline Group, Inc.†	3,447	5,012,765
TripAdvisor, Inc.†	7,676	643,095

		9,721,875

Electric Products-Misc. — 0.2%
AMETEK, Inc.	16,464	902,556
Emerson Electric Co.	44,676	2,110,048

		3,012,604

Electric-Distribution — 0.1%
PPL Corp.	45,548	1,566,851

Electric-Integrated — 2.3%
AES Corp.	46,422	508,321
Ameren Corp.	16,496	720,545
American Electric Power Co., Inc.	33,351	1,889,334
CMS Energy Corp.	18,809	678,441
Consolidated Edison, Inc.	19,911	1,309,148
Dominion Resources, Inc.	40,405	2,886,129
DTE Energy Co.	12,202	995,561
Duke Energy Corp.	46,796	3,344,510
Edison International	22,150	1,340,518
Entergy Corp.	12,205	831,893
Eversource Energy	21,563	1,098,419
Exelon Corp.	58,577	1,635,470
FirstEnergy Corp.	28,720	896,064
NextEra Energy, Inc.	31,292	3,212,437
Pepco Holdings, Inc.	17,232	458,888
PG&E Corp.	33,256	1,775,871
Pinnacle West Capital Corp.	7,534	478,484
Public Service Enterprise Group, Inc.	34,391	1,420,004
SCANA Corp.	9,716	575,382
Southern Co.	61,759	2,785,331
TECO Energy, Inc.	15,991	431,757
WEC Energy Group, Inc.	21,462	1,106,581
Xcel Energy, Inc.	34,483	1,228,629

		31,607,717

Electronic Components-Misc. — 0.3%
Corning, Inc.	83,345	1,550,217
Garmin, Ltd.	8,048	285,462
TE Connectivity, Ltd.	27,356	1,762,821

		3,598,500

Electronic Components-Semiconductors — 1.8%
Altera Corp.	20,564	1,080,638
Avago Technologies, Ltd.	17,664	2,174,968
Broadcom Corp., Class A	38,004	1,953,406
Intel Corp.	323,201	10,943,586
Microchip Technology, Inc.	14,351	693,010
Micron Technology, Inc.†	73,182	1,211,894
NVIDIA Corp.	34,812	987,616
Qorvo, Inc.†	10,166	446,592
Skyworks Solutions, Inc.	12,967	1,001,571
Texas Instruments, Inc.	69,779	3,957,865
Xilinx, Inc.	17,585	837,398

		25,288,544

Electronic Connectors — 0.1%
Amphenol Corp., Class A	21,017	1,139,542

Electronic Forms — 0.2%
Adobe Systems, Inc.†	33,832	2,999,545

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	22,530	850,733
FLIR Systems, Inc.	9,535	254,298

		1,105,031

Electronic Security Devices — 0.1%
Allegion PLC	6,514	424,518
Tyco International PLC	28,657	1,044,261

		1,468,779

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	5,461	690,270

Energy-Alternate Sources — 0.0%
First Solar, Inc.†	5,145	293,625

Engineering/R&D Services — 0.1%
Fluor Corp.	9,854	471,120
Jacobs Engineering Group, Inc.†	8,416	337,818

		808,938

Engines-Internal Combustion — 0.1%
Cummins, Inc.	11,295	1,169,145

Enterprise Software/Service — 0.7%
CA, Inc.	21,302	590,278
Oracle Corp.	221,091	8,587,175

		9,177,453

Entertainment Software — 0.2%
Activision Blizzard, Inc.	34,198	1,188,722
Electronic Arts, Inc.†	21,194	1,527,452

		2,716,174

Finance-Consumer Loans — 0.0%
Navient Corp.	25,429	335,409

Finance-Credit Card — 1.3%
Alliance Data Systems Corp.†	4,177	1,241,864
American Express Co.	57,861	4,238,897
Discover Financial Services	29,594	1,663,774
Visa, Inc., Class A	132,665	10,292,151

		17,436,686

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	81,393	2,484,114
E*TRADE Financial Corp.†	19,727	562,417

		3,046,531

Finance-Other Services — 0.3%
CME Group, Inc.	22,962	2,169,220
Intercontinental Exchange, Inc.	7,512	1,896,029
Nasdaq, Inc.	8,039	465,378

		4,530,627

Food-Confectionery — 0.1%
Hershey Co.	9,930	880,692
J.M. Smucker Co.	8,135	954,967

		1,835,659

Food-Meat Products — 0.1%
Hormel Foods Corp.	9,163	618,961
Tyson Foods, Inc., Class A	20,692	917,897

		1,536,858

Food-Misc./Diversified — 1.0%
Campbell Soup Co.	12,244	621,873
ConAgra Foods, Inc.	29,352	1,190,224
General Mills, Inc.	40,705	2,365,368
Kellogg Co.	17,308	1,220,560
Kraft Heinz Co.	40,403	3,150,222
McCormick & Co., Inc.	7,884	662,098
Mondelez International, Inc., Class A	109,545	5,056,597

		14,266,942

Food-Retail — 0.2%
Kroger Co.	66,042	2,496,387
Whole Foods Market, Inc.	24,329	728,897

		3,225,284

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	37,614	1,551,578

Gas-Distribution — 0.2%
AGL Resources, Inc.	8,164	510,250
CenterPoint Energy, Inc.	29,251	542,606
NiSource, Inc.	21,610	414,048
Sempra Energy	16,012	1,639,789

		3,106,693

Gold Mining — 0.1%
Newmont Mining Corp.	35,968	699,937

Hazardous Waste Disposal — 0.1%
Stericycle, Inc.†	5,767	699,941

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc.	18,206	772,481

Home Furnishings — 0.0%
Leggett & Platt, Inc.	9,302	418,869

Hotels/Motels — 0.2%
Marriott International, Inc., Class A	13,557	1,040,906
Starwood Hotels & Resorts Worldwide, Inc.	11,583	925,134
Wyndham Worldwide Corp.	8,030	653,241

		2,619,281

Human Resources — 0.0%
Robert Half International, Inc.	9,144	481,523

Independent Power Producers — 0.0%
NRG Energy, Inc.	22,480	289,767

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,117	995,212

Industrial Gases — 0.3%
Air Products & Chemicals, Inc.	13,154	1,828,143
Airgas, Inc.	4,568	439,259
Praxair, Inc.	19,476	2,163,589

		4,430,991

Instruments-Controls — 0.4%
Honeywell International, Inc.	53,148	5,489,125

Instruments-Scientific — 0.3%
PerkinElmer, Inc.	7,708	398,041
Thermo Fisher Scientific, Inc.	27,091	3,542,961
Waters Corp.†	5,593	714,786

		4,655,788

Insurance Brokers — 0.3%
Aon PLC	19,039	1,776,529
Marsh & McLennan Cos., Inc.	36,032	2,008,424

		3,784,953

Insurance-Life/Health — 0.5%
Aflac, Inc.	29,281	1,866,664
Lincoln National Corp.	17,061	912,934
Principal Financial Group, Inc.	18,636	934,782
Prudential Financial, Inc.	30,661	2,529,532
Torchmark Corp.	7,911	458,917
Unum Group	16,771	581,115

		7,283,944

Insurance-Multi-line — 1.3%
ACE, Ltd.	22,014	2,499,469
Allstate Corp.	27,221	1,684,435
American International Group, Inc.(1)	87,965	5,547,073
Assurant, Inc.	4,543	370,391
Cincinnati Financial Corp.	10,040	604,709
Genworth Financial, Inc., Class A†	33,817	158,264
Hartford Financial Services Group, Inc.	28,203	1,304,671
Loews Corp.	19,500	710,970
MetLife, Inc.	75,931	3,825,404
XL Group PLC	20,553	782,658

		17,488,044

Insurance-Property/Casualty — 0.4%
Chubb Corp.	15,431	1,996,000
Progressive Corp.	39,835	1,319,733
Travelers Cos., Inc.	21,157	2,388,414

		5,704,147

Insurance-Reinsurance — 1.3%
Berkshire Hathaway, Inc., Class B†	127,363	17,323,915

Internet Content-Entertainment — 1.1%
Facebook, Inc., Class A†	153,628	15,665,447

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	4,827	531,935

Internet Security — 0.1%
Symantec Corp.	46,514	958,188
VeriSign, Inc.†	6,790	547,274

		1,505,462

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.†	3,690	665,159
Ameriprise Financial, Inc.	12,116	1,397,702
BlackRock, Inc.	8,710	3,065,659
Franklin Resources, Inc.	26,290	1,071,580
Invesco, Ltd.	29,146	966,773
Legg Mason, Inc.	7,458	333,745
T. Rowe Price Group, Inc.	17,419	1,317,225

		8,817,843

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	40,970	2,990,400

Machinery-Farming — 0.1%
Deere & Co.	21,195	1,653,210

Machinery-General Industrial — 0.1%
Roper Technologies, Inc.	6,844	1,275,379

Machinery-Pumps — 0.1%
Flowserve Corp.	9,067	420,346
Xylem, Inc.	12,339	449,263

		869,609

Medical Information Systems — 0.1%
Cerner Corp.†	20,879	1,384,069

Medical Instruments — 0.9%
Boston Scientific Corp.†	91,369	1,670,225
Edwards Lifesciences Corp.†	7,309	1,148,609
Intuitive Surgical, Inc.†	2,517	1,249,942
Medtronic PLC	96,144	7,106,965
St. Jude Medical, Inc.	19,154	1,222,217

		12,397,958

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	6,839	839,419
Quest Diagnostics, Inc.	9,759	663,124

		1,502,543

Medical Products — 0.6%
Baxter International, Inc.	37,088	1,386,720
Becton Dickinson and Co.	14,294	2,037,181
Henry Schein, Inc.†	5,670	860,196
Stryker Corp.	21,504	2,056,212
Varian Medical Systems, Inc.†	6,711	527,015
Zimmer Biomet Holdings, Inc.	11,614	1,214,476

		8,081,800

Medical-Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	15,375	2,706,000
Amgen, Inc.	51,550	8,154,179
Biogen, Inc.†	15,154	4,402,389
Celgene Corp.†	53,745	6,595,049
Gilead Sciences, Inc.	99,775	10,788,671
Regeneron Pharmaceuticals, Inc.†	5,257	2,930,199
Vertex Pharmaceuticals, Inc.†	16,633	2,074,800

		37,651,287

Medical-Drugs — 5.8%
Abbott Laboratories	101,328	4,539,494
AbbVie, Inc.	112,534	6,701,400
Allergan PLC†	26,761	8,254,966
Baxalta, Inc.	36,819	1,268,783
Bristol-Myers Squibb Co.	113,365	7,476,422
Eli Lilly & Co.	66,320	5,409,722
Endo International PLC†	14,158	849,338
Johnson & Johnson	188,258	19,019,706
Mallinckrodt PLC†	7,978	523,915
Merck & Co., Inc.	191,489	10,466,789
Pfizer, Inc.	419,287	14,180,286
Zoetis, Inc.	31,207	1,342,213

		80,033,034

Medical-Generic Drugs — 0.2%
Mylan NV†	28,071	1,237,651
Perrigo Co. PLC	9,945	1,568,724

		2,806,375

Medical-HMO — 1.2%
Aetna, Inc.	23,699	2,720,171
Anthem, Inc.	17,784	2,474,644
Cigna Corp.	17,506	2,346,504
Humana, Inc.	10,072	1,799,161
UnitedHealth Group, Inc.	64,828	7,635,442

		16,975,922

Medical-Hospitals — 0.2%
HCA Holdings, Inc.†	21,735	1,495,151
Tenet Healthcare Corp.†	6,769	212,344
Universal Health Services, Inc., Class B	6,237	761,475

		2,468,970

Medical-Wholesale Drug Distribution — 0.4%
AmerisourceBergen Corp.	13,964	1,347,666
Cardinal Health, Inc.	22,256	1,829,443
McKesson Corp.	15,800	2,825,040

		6,002,149

Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	9,348	2,157,612

Metal-Aluminum — 0.1%
Alcoa, Inc.	89,047	795,190

Metal-Copper — 0.1%
Freeport-McMoRan, Inc.	77,294	909,750

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	14,003	692,448

Multimedia — 1.5%
Time Warner, Inc.	55,447	4,177,377
Twenty-First Century Fox, Inc., Class A	83,006	2,547,454
Twenty-First Century Fox, Inc., Class B	29,315	905,247
Viacom, Inc., Class B	23,622	1,164,801
Walt Disney Co.	105,569	12,007,418

		20,802,297

Networking Products — 0.7%
Cisco Systems, Inc.	345,764	9,975,291

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	16,368	715,936
Waste Management, Inc.	28,594	1,537,214

		2,253,150

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	13,727	283,462
Xerox Corp.	68,302	641,356

		924,818

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	6,216	403,854

Oil & Gas Drilling — 0.1%
Diamond Offshore Drilling, Inc.	4,383	87,134
Ensco PLC, Class A	16,027	266,529
Helmerich & Payne, Inc.	7,325	412,178
Transocean, Ltd.	23,233	367,778

		1,133,619

Oil Companies-Exploration & Production — 1.7%
Anadarko Petroleum Corp.	34,537	2,309,835
Apache Corp.	25,697	1,211,100
Cabot Oil & Gas Corp.	28,133	610,767
Chesapeake Energy Corp.	35,157	250,669
Cimarex Energy Co.	6,422	758,181
ConocoPhillips	83,857	4,473,771
Devon Energy Corp.	26,265	1,101,292
EOG Resources, Inc.	37,335	3,205,210
EQT Corp.	10,361	684,551
Hess Corp.	16,393	921,451
Newfield Exploration Co.†	11,079	445,265
Noble Energy, Inc.	28,898	1,035,704
Occidental Petroleum Corp.	51,937	3,871,384
Pioneer Natural Resources Co.	10,151	1,392,108
Range Resources Corp.	11,514	350,486
Southwestern Energy Co.†	26,136	288,541

		22,910,315

Oil Companies-Integrated — 2.6%
Chevron Corp.	127,930	11,626,278

Exxon Mobil Corp.	283,460	23,453,480
Marathon Oil Corp.	46,038	846,179
Murphy Oil Corp.	11,040	313,867

		36,239,804

Oil Field Machinery & Equipment — 0.2%
Cameron International Corp.†	13,020	885,490
FMC Technologies, Inc.†	15,601	527,782
National Oilwell Varco, Inc.	26,093	982,141

		2,395,413

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	36,451	1,888,162
Phillips 66	32,553	2,898,845
Tesoro Corp.	8,369	894,897
Valero Energy Corp.	33,796	2,227,832

		7,909,736

Oil-Field Services — 0.8%
Baker Hughes, Inc.	29,633	1,561,066
Halliburton Co.	58,110	2,230,262
Schlumberger, Ltd.	86,032	6,724,261

		10,515,589

Paper & Related Products — 0.1%
International Paper Co.	28,400	1,212,396

Pharmacy Services — 0.3%
Express Scripts Holding Co.†	45,940	3,968,297

Pipelines — 0.5%
Columbia Pipeline Group, Inc.	21,593	448,487
Kinder Morgan, Inc.	122,195	3,342,033
ONEOK, Inc.	14,220	482,342
Spectra Energy Corp.	45,643	1,304,021
Williams Cos., Inc.	46,382	1,829,306

		7,406,189

Publishing-Newspapers — 0.0%
News Corp., Class A	25,902	398,891
News Corp., Class B	7,329	113,453

		512,344

Real Estate Investment Trusts — 2.4%
American Tower Corp.	28,777	2,941,873
Apartment Investment & Management Co., Class A	10,625	416,394
AvalonBay Communities, Inc.	9,035	1,579,589
Boston Properties, Inc.	10,441	1,314,000
Crown Castle International Corp.	22,691	1,939,173
Equinix, Inc.	3,872	1,148,745
Equity Residential	24,752	1,913,825
Essex Property Trust, Inc.	4,470	985,367
General Growth Properties, Inc.	39,740	1,150,473
HCP, Inc.	31,449	1,169,903
Host Hotels & Resorts, Inc.	51,065	884,956
Iron Mountain, Inc.	13,043	399,637
Kimco Realty Corp.	28,087	751,889
Macerich Co.	9,149	775,286
Plum Creek Timber Co., Inc.	11,879	483,950
Prologis, Inc.	35,633	1,522,598
Public Storage	9,995	2,293,453
Realty Income Corp.	16,969	839,287
Simon Property Group, Inc.	21,035	4,237,711
SL Green Realty Corp.	6,772	803,295
Ventas, Inc.	22,605	1,214,340
Vornado Realty Trust	12,046	1,211,225
Welltower, Inc.	23,923	1,551,885
Weyerhaeuser Co.	34,957	1,025,289

		32,554,143

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	19,707	734,677

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	6,484	485,392

Retail-Apparel/Shoe — 0.4%
Coach, Inc.	18,806	586,747
Gap, Inc.	16,173	440,229
L Brands, Inc.	17,467	1,676,483
PVH Corp.	5,612	510,411
Ross Stores, Inc.	28,132	1,422,917
Urban Outfitters, Inc.†	6,446	184,356

		4,821,143

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	4,978	987,784
AutoZone, Inc.†	2,099	1,646,477
O’Reilly Automotive, Inc.†	6,758	1,866,965

		4,501,226

Retail-Automobile — 0.1%
AutoNation, Inc.†	5,321	336,234
CarMax, Inc.†	14,144	834,637

		1,170,871

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	11,530	687,534

Retail-Building Products — 1.1%
Home Depot, Inc.	87,300	10,793,772
Lowe’s Cos., Inc.	62,902	4,644,055

		15,437,827

Retail-Computer Equipment — 0.0%
GameStop Corp., Class A	7,255	334,238

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	20,865	730,901

Retail-Discount — 1.2%
Costco Wholesale Corp.	29,879	4,724,468
Dollar General Corp.	20,032	1,357,569
Dollar Tree, Inc.†	15,957	1,045,024
Target Corp.	42,724	3,297,438
Wal-Mart Stores, Inc.	107,285	6,140,993

		16,565,492

Retail-Drug Store — 0.9%
CVS Health Corp.	75,768	7,484,363
Walgreens Boots Alliance, Inc.	59,407	5,030,585

		12,514,948

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,234	853,129

Retail-Jewelry — 0.1%
Signet Jewelers, Ltd.	5,411	816,736
Tiffany & Co.	7,627	628,770

		1,445,506

Retail-Major Department Stores — 0.3%
Nordstrom, Inc.	9,470	617,539
TJX Cos., Inc.	45,847	3,355,542

		3,973,081

Retail-Office Supplies — 0.0%
Staples, Inc.	43,753	568,352

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	13,453	620,452
Macy’s, Inc.	22,502	1,147,152

		1,767,604

Retail-Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	2,117	1,355,367
Darden Restaurants, Inc.	7,750	479,647
McDonald’s Corp.	64,029	7,187,255
Starbucks Corp.	100,903	6,313,501
Yum! Brands, Inc.	29,316	2,078,798

		17,414,568

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.	18,315	601,465

Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	32,760	331,531
People’s United Financial, Inc.	21,075	336,146

		667,677

Security Services — 0.0%
ADT Corp.	11,553	381,711

Semiconductor Components-Integrated Circuits — 0.6%
Analog Devices, Inc.	21,325	1,282,059
Linear Technology Corp.	16,300	724,046
QUALCOMM, Inc.	106,818	6,347,126

		8,353,231

Semiconductor Equipment — 0.2%
Applied Materials, Inc.	81,624	1,368,835
KLA-Tencor Corp.	10,710	718,855
Lam Research Corp.	10,754	823,649

		2,911,339

Steel-Producers — 0.1%
Nucor Corp.	21,728	919,094

Telecom Services — 0.1%
Level 3 Communications, Inc.†	19,595	998,365

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	24,044	754,741

Telephone-Integrated — 2.1%
AT&T, Inc.	418,176	14,013,078
CenturyLink, Inc.	38,275	1,079,738
Frontier Communications Corp.	79,421	408,224
Verizon Communications, Inc.	276,406	12,957,913

		28,458,953

Television — 0.1%
CBS Corp., Class B	30,213	1,405,509
TEGNA, Inc.	15,397	416,335

		1,821,844

Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	4,321	844,756

Tobacco — 1.5%
Altria Group, Inc.	133,298	8,060,530
Philip Morris International, Inc.	105,321	9,310,377
Reynolds American, Inc.	56,351	2,722,880

		20,093,787

Tools-Hand Held — 0.1%
Snap-on, Inc.	3,955	656,095
Stanley Black & Decker, Inc.	10,418	1,104,100

		1,760,195

Toys — 0.1%
Hasbro, Inc.	7,642	587,135
Mattel, Inc.	23,021	565,856

		1,152,991

Transport-Rail — 0.7%
CSX Corp.	66,879	1,805,064
Kansas City Southern	7,503	620,948
Norfolk Southern Corp.	20,490	1,639,815
Union Pacific Corp.	58,990	5,270,757

		9,336,584

Transport-Services — 0.7%
C.H. Robinson Worldwide, Inc.	9,640	668,823
Expeditors International of Washington, Inc.	12,860	640,299
FedEx Corp.	17,857	2,786,585
Ryder System, Inc.	3,629	260,490
United Parcel Service, Inc., Class B	47,484	4,891,802

		9,247,999

Transport-Truck — 0.0%
J.B. Hunt Transport Services, Inc.	6,244	476,854

Vitamins & Nutrition Products — 0.1%
Mead Johnson Nutrition Co.	13,783	1,130,206

Web Portals/ISP — 2.3%
Alphabet, Inc., Class A†	19,708	14,532,482
Alphabet, Inc., Class C†	20,109	14,293,678
Yahoo!, Inc.†	58,880	2,097,306

		30,923,466

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	10,930	764,772

Total Common Stocks
(cost $1,064,398,758)		1,246,032,984

EXCHANGE-TRADED FUNDS — 7.6%
iShares Core S&P 500 ETF	271,300	56,715,265
SPDR S&P 500 ETF Trust, Series 1	227,371	47,277,252

Total Exchange-Traded Funds
(cost $103,136,983)		103,992,517

Total Long-Term Investment Securities
(cost $1,167,535,741)		1,350,025,501

REPURCHASE AGREEMENTS — 1.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(2) (cost $17,397,000)	$17,397,000	17,397,000

TOTAL INVESTMENTS
(cost $1,184,932,741) (3)	99.8%	1,367,422,501
Other assets less liabilities	0.2	2,316,741

NET ASSETS	100.0%	$1,369,739,242

†	Non-income producing security
(1)	Security represents an investment in an affiliated company; see Note 3.
(2)	See Note 2 for details of Joint Repurchase Agreements.
(3)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
174	Long	S&P 500 E-Mini Index	December 2015	$16,876,549	$18,041,190	$1,164,641

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,246,032,984	$—	$—	$1,246,032,984
Exchange-Traded Funds	103,992,517	—	—	103,992,517
Repurchase Agreements	—	17,397,000	—	17,397,000

Total Investments at Value	$1,350,025,501	$17,397,000	$—	$1,367,422,501

Other Financial Instruments:+
Futures Contracts	$1,164,641	$—	$—	$1,164,641

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth-Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense-Equipment — 1.3%
United Technologies Corp.	131,273	$12,918,576

Apparel Manufacturers — 0.7%
VF Corp.	107,702	7,272,039

Applications Software — 1.4%
Microsoft Corp.	276,816	14,571,594

Auto-Heavy Duty Trucks — 0.8%
PACCAR, Inc.	165,171	8,696,253

Banks-Commercial — 2.2%
BB&T Corp.	309,499	11,497,888
Cullen/Frost Bankers, Inc.	82,444	5,642,468
M&T Bank Corp.	48,311	5,790,073

		22,930,429

Banks-Fiduciary — 0.9%
Northern Trust Corp.	128,075	9,015,199

Banks-Super Regional — 8.2%
Capital One Financial Corp.	99,129	7,821,278
PNC Financial Services Group, Inc.	231,530	20,897,898
US Bancorp	255,943	10,795,676
Wells Fargo & Co.	817,017	44,233,300

		83,748,152

Beverages-Non-alcoholic — 2.6%
Coca-Cola Co.	198,363	8,400,673
Coca-Cola Enterprises, Inc.	138,271	7,098,833
Dr Pepper Snapple Group, Inc.	118,599	10,599,193

		26,098,699

Cable/Satellite TV — 1.4%
Comcast Corp., Special Class A	153,273	9,611,750
Time Warner Cable, Inc.	23,162	4,386,883

		13,998,633

Chemicals-Diversified — 1.6%
E.I. du Pont de Nemours & Co.	144,397	9,154,770
PPG Industries, Inc.	69,467	7,242,629

		16,397,399

Coatings/Paint — 0.4%
RPM International, Inc.	86,167	3,938,694

Commercial Services-Finance — 1.1%
Automatic Data Processing, Inc.	68,729	5,978,736
McGraw Hill Financial, Inc.	55,572	5,148,190

		11,126,926

Computer Services — 0.9%
Accenture PLC, Class A	88,558	9,493,418

Computers — 2.3%
Apple, Inc.	196,994	23,540,783

Consumer Products-Misc. — 0.6%
Kimberly-Clark Corp.	53,600	6,416,456

Containers-Paper/Plastic — 0.3%
WestRock Co.	49,271	2,648,809

Cosmetics & Toiletries — 0.9%
Procter & Gamble Co.	127,012	9,701,177

Data Processing/Management — 1.1%
Fidelity National Information Services, Inc.	147,994	10,791,722

Distribution/Wholesale — 0.8%
Genuine Parts Co.	86,875	7,884,775

Diversified Manufacturing Operations — 2.7%
3M Co.	76,601	12,042,443
Illinois Tool Works, Inc.	173,367	15,939,362

		27,981,805

Electric-Integrated — 3.7%
CMS Energy Corp.	275,555	9,939,269
DTE Energy Co.	24,815	2,024,656
Edison International	167,088	10,112,166
NextEra Energy, Inc.	65,795	6,754,514
Xcel Energy, Inc.	239,579	8,536,200

		37,366,805

Electronic Components-Semiconductors — 1.3%
Texas Instruments, Inc.	227,513	12,904,537

Finance-Credit Card — 0.3%
Discover Financial Services	53,058	2,982,921

Finance-Other Services — 2.0%
CME Group, Inc.	214,744	20,286,866

Food-Confectionery — 0.7%
Hershey Co.	86,603	7,680,820

Food-Misc./Diversified — 1.1%
Kraft Heinz Co.	29,984	2,337,852
Mondelez International, Inc., Class A	182,775	8,436,894

		10,774,746

Gas-Distribution — 0.9%
NiSource, Inc.	267,644	5,128,059
Sempra Energy	41,165	4,215,708

		9,343,767

Hotels/Motels — 1.1%
Wyndham Worldwide Corp.	135,966	11,060,834

Industrial Gases — 1.3%
Airgas, Inc.	95,125	9,147,220
Praxair, Inc.	34,539	3,836,938

		12,984,158

Instruments-Controls — 1.3%
Honeywell International, Inc.	124,589	12,867,552

Insurance Brokers — 0.5%
Arthur J. Gallagher & Co.	120,668	5,276,812

Insurance-Life/Health — 0.8%
Prudential Financial, Inc.	105,030	8,664,975

Insurance-Multi-line — 3.9%
ACE, Ltd.	68,555	7,783,735
Cincinnati Financial Corp.	66,198	3,987,106
Hartford Financial Services Group, Inc.	343,755	15,902,106
MetLife, Inc.	241,719	12,177,803

		39,850,750

Insurance-Property/Casualty — 2.4%
Progressive Corp.	115,273	3,818,994
Travelers Cos., Inc.	179,620	20,277,302

		24,096,296

Insurance-Reinsurance — 0.2%
Validus Holdings, Ltd.	52,415	2,321,984

Investment Management/Advisor Services — 3.6%
Ameriprise Financial, Inc.	46,113	5,319,596

BlackRock, Inc.	54,225	19,085,573
T. Rowe Price Group, Inc.	164,417	12,433,213

		36,838,382

Medical Products — 1.3%
Becton Dickinson and Co.	92,278	13,151,461

Medical-Drugs — 9.9%
Abbott Laboratories	176,848	7,922,790
AbbVie, Inc.	106,205	6,324,508
Bristol-Myers Squibb Co.	184,551	12,171,138
Eli Lilly & Co.	145,070	11,833,360
Johnson & Johnson	224,258	22,656,786
Merck & Co., Inc.	352,629	19,274,701
Pfizer, Inc.	614,639	20,787,091

		100,970,374

Multimedia — 1.5%
Time Warner, Inc.	205,406	15,475,288

Non-Hazardous Waste Disposal — 0.7%
Republic Services, Inc.	165,285	7,229,566

Oil Companies-Exploration & Production — 3.1%
ConocoPhillips	239,091	12,755,505
Occidental Petroleum Corp.	249,075	18,566,050

		31,321,555

Oil Companies-Integrated — 4.2%
Chevron Corp.	122,600	11,141,888
Exxon Mobil Corp.	384,847	31,842,241

		42,984,129

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	148,838	7,709,808

Pipelines — 0.6%
Columbia Pipeline Group, Inc.	146,221	3,037,010
Kinder Morgan, Inc.	115,682	3,163,903

		6,200,913

Real Estate Investment Trusts — 2.7%
Alexandria Real Estate Equities, Inc.	37,504	3,365,609
AvalonBay Communities, Inc.	38,372	6,708,577
HCP, Inc.	149,571	5,564,041
Simon Property Group, Inc.	60,644	12,217,340

		27,855,567

Retail-Apparel/Shoe — 1.4%
L Brands, Inc.	148,413	14,244,680

Retail-Building Products — 1.9%
Home Depot, Inc.	157,921	19,525,352

Retail-Consumer Electronics — 0.5%
Best Buy Co., Inc.	144,847	5,073,990

Retail-Discount — 0.7%
Target Corp.	89,308	6,892,791

Retail-Jewelry — 0.9%
Tiffany & Co.	106,276	8,761,393

Retail-Mail Order — 0.2%
Williams-Sonoma, Inc.	23,109	1,704,289

Retail-Restaurants — 1.1%
Brinker International, Inc.	134,908	6,139,663
Dunkin’ Brands Group, Inc.	132,290	5,478,129

		11,617,792

Semiconductor Components-Integrated Circuits — 1.5%
Analog Devices, Inc.	137,803	8,284,717
QUALCOMM, Inc.	113,760	6,759,619

		15,044,336

Semiconductor Equipment — 0.8%
KLA-Tencor Corp.	120,980	8,120,178

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	319,453	14,975,957

Theaters — 0.4%
Cinemark Holdings, Inc.	109,238	3,871,395

Tobacco — 3.3%
Altria Group, Inc.	389,676	23,563,708
Philip Morris International, Inc.	112,084	9,908,225

		33,471,933

Tools-Hand Held — 0.3%
Snap-on, Inc.	17,584	2,917,010

Transport-Rail — 1.5%
Norfolk Southern Corp.	99,095	7,930,573
Union Pacific Corp.	87,944	7,857,796

		15,788,369

Transport-Services — 0.6%
United Parcel Service, Inc., Class B	62,010	6,388,270

Total Long-Term Investment Securities (cost $880,934,969)		1,005,770,139

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Time Deposits — 1.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $16,624,000)	$16,624,000	16,624,000

TOTAL INVESTMENTS (cost $897,558,969) (1)	100.2%	1,022,394,139
Liabilities in excess of other assets	(0.2)	(1,976,076)

NET ASSETS	100.0%	$1,020,418,063

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,005,770,139	$—	$—	$1,005,770,139
Short-Term Investment Securities	—	16,624,000	—	16,624,000

Total Investments at Value	$1,005,770,139	$16,624,000	$—	$1,022,394,139

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Equity Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.3%
Advertising Services — 1.3%
Nielsen Holdings PLC	85,574	$4,065,621

Aerospace/Defense — 0.8%
Lockheed Martin Corp.	12,210	2,684,124

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	29,040	2,857,826

Auto-Cars/Light Trucks — 0.9%
General Motors Co.	80,680	2,816,539

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC	32,850	2,732,791

Banks-Commercial — 0.8%
M&T Bank Corp.	21,570	2,585,165

Banks-Fiduciary — 1.6%
Bank of New York Mellon Corp.	121,310	5,052,561

Beverages-Non-alcoholic — 2.6%
PepsiCo, Inc.	79,800	8,154,762

Building Products-Cement — 1.0%
Vulcan Materials Co.	33,560	3,241,225

Cable/Satellite TV — 2.3%
Comcast Corp., Class A	115,770	7,249,517

Chemicals-Diversified — 0.7%
PPG Industries, Inc.	20,670	2,155,054

Commercial Services-Finance — 3.9%
MasterCard, Inc., Class A	25,790	2,552,952
McGraw Hill Financial, Inc.	51,190	4,742,242
PayPal Holdings, Inc.†	139,900	5,037,799

		12,332,993

Computer Services — 1.9%
Amdocs, Ltd.	102,510	6,106,521

Computers — 5.0%
Apple, Inc.	133,390	15,940,105

Computers-Memory Devices — 0.9%
Western Digital Corp.	41,150	2,749,643

Diversified Banking Institutions — 3.6%
Citigroup, Inc.	216,794	11,526,937

Diversified Manufacturing Operations — 3.5%
General Electric Co.	389,880	11,275,330

Diversified Minerals — 0.1%
Teck Resources, Ltd., Class B	52,920	310,640

E-Commerce/Products — 1.4%
Amazon.com, Inc.†	7,140	4,468,926

Electric-Integrated — 2.2%
PG&E Corp.	129,900	6,936,660

Electric-Transmission — 0.5%
ITC Holdings Corp.	51,940	1,699,477

Electronic Security Devices — 1.4%
Tyco International PLC	123,810	4,511,636

Finance-Credit Card — 1.2%
Discover Financial Services	67,718	3,807,106

Finance-Other Services — 2.8%
CME Group, Inc.	95,820	9,052,115

Food-Misc./Diversified — 4.3%
Kraft Heinz Co.	30,430	2,372,627
Mondelez International, Inc., Class A	244,570	11,289,351

		13,661,978

Gas-Distribution — 0.5%
AmeriGas Partners LP	35,970	1,533,761

Insurance Brokers — 1.3%
Marsh & McLennan Cos., Inc.	75,110	4,186,631

Insurance-Multi-line — 0.4%
Genworth Financial, Inc., Class A†	257,360	1,204,445

Insurance-Reinsurance — 2.0%
Berkshire Hathaway, Inc., Class B†	46,500	6,324,930

Internet Content-Entertainment — 1.5%
Facebook, Inc., Class A†	46,780	4,770,157

Machinery-Farming — 1.3%
Deere & Co.	53,830	4,198,740

Medical Instruments — 1.3%
Boston Scientific Corp.†	219,830	4,018,492

Medical-Biomedical/Gene — 1.9%
Gilead Sciences, Inc.	56,040	6,059,605

Medical-Drugs — 7.2%
Allergan PLC†	11,450	3,531,982
Bristol-Myers Squibb Co.	86,020	5,673,019
Johnson & Johnson	71,880	7,262,036
Merck & Co., Inc.	117,100	6,400,686

		22,867,723

Medical-Generic Drugs — 0.9%
Mylan NV†	61,750	2,722,558

Medical-HMO — 1.9%
UnitedHealth Group, Inc.	51,430	6,057,425

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	20,440	1,010,758

Non-Hazardous Waste Disposal — 0.9%
Republic Services, Inc.	25,640	1,121,494
Waste Connections, Inc.	32,270	1,758,069

		2,879,563

Office Automation & Equipment — 0.9%
Xerox Corp.	308,940	2,900,947

Oil Companies-Exploration & Production — 1.3%
Noble Energy, Inc.	115,700	4,146,688

Oil Companies-Integrated — 4.3%
Chevron Corp.	87,040	7,910,195
Suncor Energy, Inc.	196,080	5,829,459

		13,739,654

Oil Refining & Marketing — 0.7%
HollyFrontier Corp.	42,230	2,068,003

Pharmacy Services — 2.1%
Express Scripts Holding Co.†	76,994	6,650,742

Pipelines — 0.6%
Magellan Midstream Partners LP	27,675	1,765,942

Real Estate Investment Trusts — 1.4%
Simon Property Group, Inc.	21,860	4,403,916

Retail-Auto Parts — 1.7%
AutoZone, Inc.†	6,973	5,469,691

Retail-Building Products — 2.0%
Home Depot, Inc.	50,350	6,225,274

Retail-Restaurants — 0.5%
Dunkin’ Brands Group, Inc.	38,590	1,598,012

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	190,930	3,201,896

Soap & Cleaning Preparation — 1.2%
Henkel AG & Co. KGaA	42,248	3,902,939

Telephone-Integrated — 1.7%
Verizon Communications, Inc.	116,930	5,481,678

Tobacco — 3.0%
Philip Morris International, Inc.	109,010	9,636,484

Transport-Rail — 2.2%
Canadian National Railway Co.	82,390	5,033,205
CSX Corp.	71,000	1,916,290

		6,949,495

Web Portals/ISP — 4.8%
Alphabet, Inc., Class C†	21,470	15,261,091

Total Long-Term Investment Securities (cost $293,574,290)		309,212,492

REPURCHASE AGREEMENTS — 2.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $8,540,000 and collateralized by $8,895,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2015 and having an approximate value of $8,712,386 (cost $8,540,000)	$8,540,000	8,540,000

TOTAL INVESTMENTS (cost $302,114,290)(1)	100.0%	317,752,492
Liabilities in excess of other assets	0.0	(62,220)

NET ASSETS	100.0%	$317,690,272

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$309,212,492	$—	$—	$309,212,492
Short-Term Investment Securities	—	8,540,000	—	8,540,000

Total Investments at Value	$309,212,492	$8,540,000	$—	$317,752,492

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $3,902,939 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Legg Mason BW Large Cap Value Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.1%
Advertising Agencies — 0.2%
Omnicom Group, Inc.	38,700	$2,899,404

Aerospace/Defense — 3.7%
Boeing Co.	107,000	15,843,490
General Dynamics Corp.	65,800	9,776,564
Lockheed Martin Corp.	55,800	12,266,514
Northrop Grumman Corp.	51,600	9,687,900
Rockwell Collins, Inc.	21,900	1,899,168
Spirit AeroSystems Holdings, Inc., Class A†	22,500	1,186,650

		50,660,286

Aerospace/Defense-Equipment — 0.9%
United Technologies Corp.	125,400	12,340,614

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	33,200	1,685,564

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	117,000	5,342,220
Bunge, Ltd.	20,000	1,459,200

		6,801,420

Airlines — 1.3%
Alaska Air Group, Inc.	23,800	1,814,750
American Airlines Group, Inc.	100,700	4,654,354
Delta Air Lines, Inc.	125,700	6,390,588
Southwest Airlines Co.	104,000	4,814,160

		17,673,852

Appliances — 0.1%
Whirlpool Corp.	10,200	1,633,428

Auto-Cars/Light Trucks — 0.6%
General Motors Co.	248,700	8,682,117

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	50,800	2,674,620

Auto/Truck Parts & Equipment-Original — 0.8%
BorgWarner, Inc.	5,300	226,946
Delphi Automotive PLC	45,500	3,785,145
Johnson Controls, Inc.	118,900	5,371,902
Lear Corp.	14,700	1,838,382

		11,222,375

Banks-Commercial — 0.4%
BOK Financial Corp.	10,900	732,262
Commerce Bancshares, Inc.	17,600	801,680
Cullen/Frost Bankers, Inc.	10,000	684,400
East West Bancorp, Inc.	23,000	928,970
Regions Financial Corp.	242,200	2,264,570

		5,411,882

Banks-Fiduciary — 1.1%
Bank of New York Mellon Corp.	200,800	8,363,320
Northern Trust Corp.	35,000	2,463,650
State Street Corp.	65,200	4,498,800

		15,325,770

Banks-Super Regional — 6.5%
Capital One Financial Corp.	86,300	6,809,070
Comerica, Inc.	29,700	1,288,980
Fifth Third Bancorp	147,200	2,804,160
Huntington Bancshares, Inc.	143,100	1,569,807
KeyCorp	156,300	1,941,246
PNC Financial Services Group, Inc.	91,300	8,240,738
SunTrust Banks, Inc.	91,300	3,790,776
US Bancorp	287,000	12,105,660
Wells Fargo & Co.	928,500	50,268,990

		88,819,427

Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc.	47,800	2,454,052

Building & Construction Products-Misc. — 0.1%
Owens Corning	18,600	846,858

Building-Residential/Commercial — 0.2%
Lennar Corp., Class A	23,900	1,196,673
PulteGroup, Inc.	50,300	921,999
Toll Brothers, Inc.†	28,100	1,010,757

		3,129,429

Chemicals-Diversified — 2.3%
Celanese Corp., Series A	26,300	1,868,615
Dow Chemical Co.	185,100	9,564,117
E.I. du Pont de Nemours & Co.	132,900	8,425,860
Eastman Chemical Co.	23,800	1,717,646
LyondellBasell Industries NV, Class A	98,200	9,123,762
Westlake Chemical Corp.	21,100	1,271,697

		31,971,697

Chemicals-Specialty — 0.1%
Ashland, Inc.	10,800	1,184,976

Coatings/Paint — 0.1%
Valspar Corp.	12,700	1,028,065

Commercial Services-Finance — 0.1%
Western Union Co.	81,800	1,574,650

Computer Services — 1.7%
Computer Sciences Corp.	24,400	1,624,796
International Business Machines Corp.	155,100	21,726,408

		23,351,204

Computers — 5.7%
Apple, Inc.	650,400	77,722,800

Computers-Memory Devices — 0.6%
Brocade Communications Systems, Inc.	66,300	690,846
EMC Corp.	272,900	7,155,438

		7,846,284

Containers-Metal/Glass — 0.2%
Ball Corp.	17,100	1,171,350
Crown Holdings, Inc.†	23,700	1,257,048

		2,428,398

Containers-Paper/Plastic — 0.2%
Bemis Co., Inc.	17,500	801,150
Packaging Corp. of America	15,600	1,067,820
Sonoco Products Co.	17,200	734,268

		2,603,238

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.	10,800	914,868

Cruise Lines — 0.6%
Carnival Corp.	94,300	5,099,744
Royal Caribbean Cruises, Ltd.	27,500	2,704,625

		7,804,369

Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	8,100	922,347

Distribution/Wholesale — 0.2%
Ingram Micro, Inc., Class A	24,900	741,522
WW Grainger, Inc.	10,100	2,121,000

		2,862,522

Diversified Banking Institutions — 9.4%
Bank of America Corp.	1,871,100	31,397,058
Citigroup, Inc.	476,100	25,314,237
Goldman Sachs Group, Inc.	78,900	14,793,750
JPMorgan Chase & Co.	713,700	45,855,225
Morgan Stanley	342,100	11,279,037

		128,639,307

Diversified Manufacturing Operations — 5.5%
Dover Corp.	24,800	1,597,864
Eaton Corp. PLC	63,300	3,539,103
General Electric Co.	1,944,600	56,237,832
Illinois Tool Works, Inc.	58,500	5,378,490
Ingersoll-Rand PLC	41,700	2,471,142
Parker-Hannifin Corp.	24,300	2,544,210
Pentair PLC	28,800	1,610,496
Textron, Inc.	43,800	1,847,046

		75,226,183

Diversified Operations — 0.1%
Leucadia National Corp.	58,600	1,172,586

Electric Products-Misc. — 0.4%
Emerson Electric Co.	111,400	5,261,422

Electric-Integrated — 2.6%
AES Corp.	131,900	1,444,305
Ameren Corp.	40,500	1,769,040
American Electric Power Co., Inc.	78,400	4,441,360
Consolidated Edison, Inc.	46,800	3,077,100
DTE Energy Co.	19,500	1,591,005
Duke Energy Corp.	97,600	6,975,472
Edison International	52,100	3,153,092
Eversource Energy	50,700	2,582,658
Exelon Corp.	105,200	2,937,184
Great Plains Energy, Inc.	24,700	679,250
OGE Energy Corp.	16,900	481,819
Pinnacle West Capital Corp.	17,700	1,124,127
Public Service Enterprise Group, Inc.	80,800	3,336,232
Xcel Energy, Inc.	81,000	2,886,030

		36,478,674

Electronic Components-Misc. — 0.4%
Corning, Inc.	249,200	4,635,120
Gentex Corp.	46,800	767,052
Jabil Circuit, Inc.	30,300	696,294

		6,098,466

Electronic Components-Semiconductors — 2.5%
Intel Corp.	754,300	25,540,598
Texas Instruments, Inc.	146,700	8,320,824

		33,861,422

Electronic Parts Distribution — 0.2%
Arrow Electronics, Inc.†	17,600	967,824
Avnet, Inc.	34,900	1,585,507

		2,553,331

Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	16,100	2,035,040

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.†	19,800	794,772

Enterprise Software/Service — 2.1%
CA, Inc.	70,200	1,945,242
Oracle Corp.	681,700	26,477,228

		28,422,470

Finance-Credit Card — 1.3%
American Express Co.	186,400	13,655,664
Discover Financial Services	84,100	4,728,102

		18,383,766

Finance-Investment Banker/Broker — 0.1%
E*TRADE Financial Corp.†	39,600	1,128,996

Finance-Other Services — 0.1%
Nasdaq, Inc.	23,800	1,377,782

Food-Misc./Diversified — 0.8%
General Mills, Inc.	110,600	6,426,966
Ingredion, Inc.	11,400	1,083,684
Kellogg Co.	49,000	3,455,480

		10,966,130

Gas-Distribution — 0.1%
UGI Corp.	22,500	825,075

Hotels/Motels — 0.1%
Hyatt Hotels Corp., Class A†	6,600	332,640
Wyndham Worldwide Corp.	18,600	1,513,110

		1,845,750

Human Resources — 0.1%
ManpowerGroup, Inc.	12,300	1,128,894

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	21,400	2,336,024

Instruments-Controls — 0.9%
Honeywell International, Inc.	123,200	12,724,096

Insurance-Life/Health — 1.5%
Aflac, Inc.	68,300	4,354,125
Lincoln National Corp.	47,300	2,531,023
Principal Financial Group, Inc.	51,500	2,583,240
Prudential Financial, Inc.	81,500	6,723,750
Torchmark Corp.	61,000	3,538,610
Unum Group	46,000	1,593,900

		21,324,648

Insurance-Multi-line — 2.3%
ACE, Ltd.	57,900	6,573,966
Allstate Corp.	80,700	4,993,716
American Financial Group, Inc.	35,300	2,548,307
Assurant, Inc.	13,500	1,100,655
Cincinnati Financial Corp.	23,300	1,403,359
Hartford Financial Services Group, Inc.	65,500	3,030,030
Loews Corp.	58,000	2,114,680
MetLife, Inc.	178,500	8,992,830

Voya Financial, Inc.	36,200	1,468,634

		32,226,177

Insurance-Property/Casualty — 1.7%
Alleghany Corp.†	3,400	1,687,318
Arch Capital Group, Ltd.†	16,700	1,250,663
Markel Corp.†	1,900	1,649,200
Progressive Corp.	93,400	3,094,342
Travelers Cos., Inc.	134,200	15,149,838
WR Berkley Corp.	19,700	1,099,851

		23,931,212

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	15,400	831,600
Everest Re Group, Ltd.	9,500	1,690,715
Reinsurance Group of America, Inc.	14,700	1,326,528

		3,848,843

Internet Security — 0.1%
Symantec Corp.	50,400	1,038,240

Investment Management/Advisor Services — 1.4%
Ameriprise Financial, Inc.	33,500	3,864,560
BlackRock, Inc.	27,800	9,784,766
Eaton Vance Corp.	18,600	671,646
Invesco, Ltd.	77,700	2,577,309
T. Rowe Price Group, Inc.	40,100	3,032,362

		19,930,643

Machine Tools & Related Products — 0.0%
Lincoln Electric Holdings, Inc.	10,200	610,062

Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	96,300	7,028,937

Machinery-Farming — 0.3%
AGCO Corp.	13,900	672,621
Deere & Co.	52,400	4,087,200

		4,759,821

Machinery-Pumps — 0.1%
Xylem, Inc.	22,300	811,943

Medical Instruments — 0.2%
St. Jude Medical, Inc.	49,600	3,164,976

Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	23,000	1,562,850

Medical Products — 0.1%
Baxter International, Inc.	59,800	2,235,922

Medical-Biomedical/Gene — 3.5%
Amgen, Inc.	130,400	20,626,672
Gilead Sciences, Inc.	239,600	25,907,948
United Therapeutics Corp.†	7,300	1,070,399

		47,605,019

Medical-Drugs — 7.9%
Baxalta, Inc.	58,400	2,012,464
Johnson & Johnson	442,300	44,685,569
Merck & Co., Inc.	509,700	27,860,202
Pfizer, Inc.	985,700	33,336,374

		107,894,609

Medical-HMO — 2.4%
Aetna, Inc.	45,700	5,245,446
Anthem, Inc.	51,200	7,124,480
UnitedHealth Group, Inc.	177,400	20,894,172

		33,264,098

Medical-Hospitals — 0.3%
HCA Holdings, Inc.†	65,200	4,485,108

Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	29,100	1,438,995

Multimedia — 1.8%
Time Warner, Inc.	249,400	18,789,796
Twenty-First Century Fox, Inc., Class A	189,300	5,809,617

		24,599,413

Networking Products — 1.7%
Cisco Systems, Inc.	813,100	23,457,935

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	14,900	307,685

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	13,500	877,095

Oil & Gas Drilling — 0.1%
Helmerich & Payne, Inc.	17,300	973,471

Oil Companies-Exploration & Production — 0.7%
Occidental Petroleum Corp.	122,100	9,101,334

Oil Companies-Integrated — 4.0%
Exxon Mobil Corp.	666,400	55,137,936

Oil Field Machinery & Equipment — 0.1%
FMC Technologies, Inc.†	36,500	1,234,795

Oil Refining & Marketing — 1.6%
HollyFrontier Corp.	26,800	1,312,396
Marathon Petroleum Corp.	85,700	4,439,260
Phillips 66	105,800	9,421,490
Tesoro Corp.	11,400	1,219,002
Valero Energy Corp.	84,100	5,543,872
Western Refining, Inc.	13,500	561,870

		22,497,890

Oil-Field Services — 0.2%
Baker Hughes, Inc.	52,400	2,760,432

Paper & Related Products — 0.2%
International Paper Co.	57,000	2,433,330

Power Converter/Supply Equipment — 0.1%
Hubbell, Inc., Class B	8,100	784,485

Publishing-Newspapers — 0.1%
News Corp., Class A	61,000	939,400

Real Estate Management/Services — 0.1%
Jones Lang LaSalle, Inc.	7,200	1,200,312

Retail-Apparel/Shoe — 0.3%
Coach, Inc.	35,200	1,098,240
Foot Locker, Inc.	22,200	1,504,050
PVH Corp.	12,000	1,091,400

		3,693,690

Retail-Automobile — 0.1%
AutoNation, Inc.†	17,700	1,118,463

Penske Automotive Group, Inc.	15,900	776,556

		1,895,019

Retail-Computer Equipment — 0.1%
GameStop Corp., Class A	16,900	778,583

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	55,000	1,926,650

Retail-Discount — 0.6%
Target Corp.	100,400	7,748,872

Retail-Office Supplies — 0.0%
Staples, Inc.	24,900	323,451

Retail-Regional Department Stores — 0.5%
Dillard’s, Inc., Class A	5,300	474,244
Macy’s, Inc.	137,200	6,994,456

		7,468,700

Retail-Sporting Goods — 0.0%
Dick’s Sporting Goods, Inc.	13,400	596,970

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.	38,200	1,254,488

Savings & Loans/Thrifts — 0.2%
Investors Bancorp, Inc.	55,200	690,552
New York Community Bancorp, Inc.	75,700	1,250,564
People’s United Financial, Inc.	44,000	701,800

		2,642,916

Security Services — 0.1%
ADT Corp.	27,100	895,384

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc.	12,900	766,518

Semiconductor Equipment — 0.1%
Lam Research Corp.	22,400	1,715,616

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	7,600	911,544

Steel-Producers — 0.2%
Nucor Corp.	51,100	2,161,530
Reliance Steel & Aluminum Co.	11,600	695,536

		2,857,066

Telephone-Integrated — 2.2%
Verizon Communications, Inc.	638,888	29,951,070

Television — 0.3%
AMC Networks, Inc., Class A†	8,600	635,454
CBS Corp., Class B	62,200	2,893,544
TEGNA, Inc.	39,300	1,062,672

		4,591,670

Tobacco — 1.4%
Philip Morris International, Inc.	222,700	19,686,680

Tools-Hand Held — 0.2%
Stanley Black & Decker, Inc.	26,200	2,776,676

Transport-Equipment & Leasing — 0.1%
AMERCO	2,500	1,015,775

Transport-Rail — 0.5%
CSX Corp.	177,800	4,798,822
Union Pacific Corp.	18,800	1,679,780

		6,478,602

Transport-Services — 0.0%
Ryder System, Inc.	7,200	516,816

Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.†	13,500	756,540

Water — 0.1%
American Water Works Co., Inc.	23,900	1,370,904

Total Common Stocks (cost $1,208,353,423)		1,331,824,518

EXCHANGE-TRADED FUNDS — 1.5% iShares Russell 1000 Value ETF (cost $20,151,988)	205,400	20,599,566

Total Long-Term Investment Securities (cost $1,228,505,411)		1,352,424,084

SHORT-TERM INVESTMENT SECURITIES — 0.5%
Registered Investment Companies — 0.5%
State Street Institutional Liquid Reserves Fund 0.00%(1) (cost $6,309,352)	6,309,352	6,309,352

TOTAL INVESTMENTS (cost $1,234,814,763) (2)	99.1%	1,358,733,436
Other assets less liabilities	0.9	12,066,532

NET ASSETS	100.0%	$1,370,799,968

#	Effective September 8, 2015, the Portfolio’s name changed to SA Legg Mason BW Large Cap Value Portfolio.
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of October 31, 2015.
(2)	See Note 4 for cost of investments on a tax basis.
ETF	— Exchange Traded Funds

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,331,824,518	$—	$—	$1,331,824,518
Exchange-Traded Funds	20,599,566	—	—	20,599,566
Short-Term Investment Securities	6,309,352	—	—	6,309,352

Total Investments at Value	$1,358,733,436	$—	$—	$1,358,733,436

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

“Dogs” of Wall Street Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Advertising Agencies — 3.4%
Omnicom Group, Inc.	148,546	$11,129,066

Aerospace/Defense — 3.3%
Lockheed Martin Corp.	48,489	10,659,337

Aerospace/Defense-Equipment — 3.4%
United Technologies Corp.	110,234	10,848,128

Beverages-Non-alcoholic — 6.6%
Coca-Cola Co.	249,075	10,548,326
PepsiCo, Inc.	105,101	10,740,271

		21,288,597

Computer Services — 3.0%
International Business Machines Corp.	68,572	9,605,566

Consumer Products-Misc. — 3.4%
Kimberly-Clark Corp.	91,524	10,956,338

Cosmetics & Toiletries — 3.3%
Procter & Gamble Co.	138,994	10,616,362

Data Processing/Management — 3.4%
Paychex, Inc.	210,223	10,843,302

Distribution/Wholesale — 6.8%
Fastenal Co.	275,287	10,780,239
Genuine Parts Co.	123,110	11,173,464

		21,953,703

Diversified Manufacturing Operations — 10.1%
3M Co.	69,978	11,001,241
Dover Corp.	166,647	10,737,066
General Electric Co.	373,841	10,811,482

		32,549,789

Electric Products-Misc. — 3.2%
Emerson Electric Co.	220,825	10,429,565

Food-Misc./Diversified — 6.6%
General Mills, Inc.	183,162	10,643,544
Kellogg Co.	151,031	10,650,706

		21,294,250

Industrial Gases — 3.3%
Praxair, Inc.	96,274	10,695,079

Machinery-Construction & Mining — 3.2%
Caterpillar, Inc.	144,057	10,514,720

Machinery-Farming — 3.1%
Deere & Co.	130,063	10,144,914

Medical-Drugs — 10.1%
Johnson & Johnson	109,207	11,033,183
Merck & Co., Inc.	204,862	11,197,757
Pfizer, Inc.	311,135	10,522,586

		32,753,526

Oil Companies-Integrated — 6.6%
Chevron Corp.	117,279	10,658,315
Exxon Mobil Corp.	130,981	10,837,368

		21,495,683

Retail-Apparel/Shoe — 3.0%
Gap, Inc.	358,725	9,764,495

Retail-Discount — 2.7%
Wal-Mart Stores, Inc.	155,331	8,891,146

Retail-Restaurants — 3.5%
McDonald’s Corp.	100,119	11,238,358

Telephone-Integrated — 3.4%
Verizon Communications, Inc.	231,551	10,855,111

Transport-Rail — 3.2%
Norfolk Southern Corp.	128,442	10,279,213

Total Long-Term Investment Securities (cost $307,204,840)		318,806,248

REPURCHASE AGREEMENTS — 1.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $3,918,000)	$3,918,000	3,918,000

TOTAL INVESTMENTS (cost $311,122,840)(2)	99.8%	322,724,248
Other assets less liabilities	0.2	559,370

NET ASSETS	100.0%	$323,283,618

(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$318,806,248	$—	$—	$318,806,248
Repurchase Agreements	—	3,918,000	—	3,918,000

Total Investments at Value	$318,806,248	$3,918,000	$—	$322,724,248

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 91.5%
Aerospace/Defense — 0.6%
Rockwell Collins, Inc.	35,260	$3,057,747

Airlines — 0.8%
Alaska Air Group, Inc.	59,104	4,506,680

Applications Software — 1.1%
ServiceNow, Inc.†	46,425	3,790,601
Tableau Software, Inc., Class A†	23,990	2,014,201

		5,804,802

Athletic Footwear — 2.8%
NIKE, Inc., Class B	112,213	14,703,269

Auto/Truck Parts & Equipment-Original — 0.6%
Mobileye NV†	68,101	3,099,958

Beverages-Non-alcoholic — 1.7%
Monster Beverage Corp.†	66,091	9,009,525

Cable/Satellite TV — 2.9%
Comcast Corp., Class A	243,572	15,252,479

Computer Aided Design — 2.0%
ANSYS, Inc.†	67,038	6,389,392
Aspen Technology, Inc.†	101,132	4,185,853

		10,575,245

Computer Services — 1.6%
Cognizant Technology Solutions Corp., Class A†	123,430	8,406,817

Computers — 6.2%
Apple, Inc.	274,229	32,770,365

Cosmetics & Toiletries — 0.8%
Estee Lauder Cos., Inc., Class A	55,778	4,487,898

Dental Supplies & Equipment — 1.4%
Align Technology, Inc.†	112,241	7,347,296

Diagnostic Equipment — 2.5%
Danaher Corp.	140,433	13,103,803

E-Commerce/Services — 2.4%
Priceline Group, Inc.†	8,638	12,561,725

Electric Products-Misc. — 0.9%
AMETEK, Inc.	86,799	4,758,321

Electronic Components-Semiconductors — 1.8%
NVIDIA Corp.	331,696	9,410,216

Electronic Connectors — 1.5%
Amphenol Corp., Class A	151,644	8,222,138

Electronic Forms — 0.6%
Adobe Systems, Inc.†	36,260	3,214,812

Finance-Credit Card — 4.1%
Visa, Inc., Class A	283,566	21,999,050

Food-Dairy Products — 0.3%
WhiteWave Foods Co.†	42,700	1,749,846

Human Resources — 0.9%
Robert Half International, Inc.	87,710	4,618,809

Instruments-Controls — 0.8%
Mettler-Toledo International, Inc.†	14,217	4,421,345

Internet Content-Entertainment — 5.3%
Facebook, Inc., Class A†	234,872	23,949,898
Twitter, Inc.†	140,290	3,992,653

		27,942,551

Internet Infrastructure Software — 0.5%
F5 Networks, Inc.†	24,974	2,752,135

Investment Management/Advisor Services — 1.6%
Affiliated Managers Group, Inc.†	23,494	4,235,028
BlackRock, Inc.	12,480	4,392,586

		8,627,614

Lighting Products & Systems — 1.1%
Acuity Brands, Inc.	27,235	5,953,571

Machinery-General Industrial — 0.7%
Wabtec Corp.	47,630	3,947,098

Medical Instruments — 5.2%
Edwards Lifesciences Corp.†	48,470	7,617,060
Intuitive Surgical, Inc.†	40,095	19,911,177

		27,528,237

Medical-Biomedical/Gene — 8.0%
Alexion Pharmaceuticals, Inc.†	10,645	1,873,520
Biogen, Inc.†	77,099	22,398,030
Gilead Sciences, Inc.	121,878	13,178,668
Illumina, Inc.†	36,060	5,166,677

		42,616,895

Medical-Drugs — 0.3%
Quintiles Transnational Holdings, Inc.†	23,908	1,521,744

Medical-HMO — 3.7%
UnitedHealth Group, Inc.	167,170	19,689,283

Medical-Outpatient/Home Medical — 0.8%
Premier, Inc., Class A†	124,352	4,204,341

Multimedia — 3.1%
Walt Disney Co.	144,309	16,413,706

Networking Products — 0.4%
Arista Networks, Inc.†	30,640	1,976,586

Retail-Auto Parts — 0.9%
O’Reilly Automotive, Inc.†	18,004	4,973,785

Retail-Building Products — 3.8%
Home Depot, Inc.	162,411	20,080,496

Retail-Discount — 2.5%
Costco Wholesale Corp.	55,867	8,833,690
Dollar Tree, Inc.†	71,930	4,710,696

		13,544,386

Retail-Drug Store — 3.0%
CVS Health Corp.	160,649	15,868,908

Retail-Perfume & Cosmetics — 0.8%
Ulta Salon Cosmetics & Fragrance, Inc.†	24,106	4,193,480

Retail-Restaurants — 2.2%
Starbucks Corp.	185,882	11,630,637

Television — 1.3%
AMC Networks, Inc., Class A†	90,920	6,718,079

Tobacco — 2.5%
Philip Morris International, Inc.	148,823	13,155,953

Web Portals/ISP — 5.5%
Alphabet, Inc., Class A†	7,295	5,379,260
Alphabet, Inc., Class C†	33,377	23,724,705

		29,103,965

Total Long-Term Investment Securities (cost $395,428,487)		485,525,596

SHORT-TERM INVESTMENT SECURITIES — 8.8%
Time Deposits — 8.8%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $46,842,000)	$46,842,000	46,842,000

TOTAL INVESTMENTS (cost $442,270,487) (1)	100.3%	532,367,596
Liabilities in excess of other assets	(0.3)	(1,535,447)

NET ASSETS	100.0%	$530,832,149

#	Effective May 1, 2015, the Portfolio’s name changed to SA AB Growth Portfolio.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,525,596	$—	$—	$485,525,596
Short-Term Investment Securities	—	46,842,000	—	46,842,000

Total Investments at Value	$485,525,596	$46,842,000	$—	$532,367,596

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Capital Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Advertising Agencies — 1.3%
Interpublic Group of Cos., Inc.	78,698	$1,804,545

Aerospace/Defense — 1.6%
Raytheon Co.	19,006	2,231,304

Aerospace/Defense-Equipment — 1.2%
United Technologies Corp.	16,554	1,629,079

Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	27,435	1,392,875

Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	31,324	1,430,254

Apparel Manufacturers — 1.4%
Hanesbrands, Inc.	59,742	1,908,160

Applications Software — 3.7%
Citrix Systems, Inc.†	18,098	1,485,846
Intuit, Inc.	15,932	1,552,255
Salesforce.com, Inc.†	27,106	2,106,407

		5,144,508

Athletic Footwear — 2.0%
NIKE, Inc., Class B	20,785	2,723,459

Auto-Cars/Light Trucks — 0.4%
Tesla Motors, Inc.†	2,769	572,989

Auto/Truck Parts & Equipment-Original — 0.9%
Delphi Automotive PLC	15,909	1,323,470

Beverages-Non-alcoholic — 2.8%
PepsiCo, Inc.	38,863	3,971,410

Brewery — 1.2%
Molson Coors Brewing Co., Class B	19,656	1,731,694

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	44,521	2,787,905

Chemicals-Diversified — 1.0%
Dow Chemical Co.	27,543	1,423,147

Computer Data Security — 0.5%
Fortinet, Inc.†	19,595	673,284

Computer Services — 1.2%
Cognizant Technology Solutions Corp., Class A†	25,193	1,715,895

Computer Software — 1.0%
Akamai Technologies, Inc.†	21,894	1,331,593

Computers — 6.6%
Apple, Inc.	77,214	9,227,073

Cosmetics & Toiletries — 1.4%
Estee Lauder Cos., Inc., Class A	24,060	1,935,868

Diagnostic Equipment — 1.7%
Danaher Corp.	25,053	2,337,695

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	7,287	4,560,933

E-Commerce/Services — 2.2%
Priceline Group, Inc.†	2,073	3,014,640

Electronic Components-Semiconductors — 1.1%
Avago Technologies, Ltd.	12,790	1,574,833

Electronic Forms — 1.2%
Adobe Systems, Inc.†	18,678	1,655,991

Enterprise Software/Service — 1.8%
Oracle Corp.	64,117	2,490,304

Finance-Consumer Loans — 0.9%
Synchrony Financial†	39,351	1,210,437

Finance-Credit Card — 3.0%
Visa, Inc., Class A	53,871	4,179,312

Finance-Other Services — 1.4%
Intercontinental Exchange, Inc.	7,735	1,952,314

Food-Misc./Diversified — 3.1%
ConAgra Foods, Inc.	47,135	1,911,324
Mondelez International, Inc., Class A	51,693	2,386,149

		4,297,473

Instruments-Controls — 2.3%
Honeywell International, Inc.	30,851	3,186,291

Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc.	5,530	308,242

Internet Application Software — 0.6%
Splunk, Inc.†	13,932	782,421

Internet Content-Entertainment — 3.4%
Facebook, Inc., Class A†	46,337	4,724,984

Investment Management/Advisor Services — 2.1%
Ameriprise Financial, Inc.	10,025	1,156,484
BlackRock, Inc.	4,992	1,757,034

		2,913,518

Medical Information Systems — 1.1%
Cerner Corp.†	23,736	1,573,459

Medical Instruments — 1.0%
Boston Scientific Corp.†	78,099	1,427,650

Medical-Biomedical/Gene — 5.0%
Alexion Pharmaceuticals, Inc.†	9,146	1,609,696
Biogen, Inc.†	5,933	1,723,596
Illumina, Inc.†	7,308	1,047,090
Regeneron Pharmaceuticals, Inc.†	2,557	1,425,246
Vertex Pharmaceuticals, Inc.†	9,835	1,226,818

		7,032,446

Medical-Drugs — 4.5%
AbbVie, Inc.	39,064	2,326,261
Allergan PLC†	5,163	1,592,631
Bristol-Myers Squibb Co.	34,877	2,300,138

		6,219,030

Medical-HMO — 2.0%
UnitedHealth Group, Inc.	24,180	2,847,920

Medical-Wholesale Drug Distribution — 1.2%
Cardinal Health, Inc.	20,339	1,671,866

Networking Products — 1.7%
Cisco Systems, Inc.	83,480	2,408,398

Oil-Field Services — 1.0%
Schlumberger, Ltd.	18,616	1,455,027

Pharmacy Services — 1.4%
Express Scripts Holding Co.†	23,237	2,007,212

Retail-Apparel/Shoe — 0.6%
lululemon athletica, Inc.†	16,761	824,138

Retail-Building Products — 2.4%
Home Depot, Inc.	27,256	3,369,932

Retail-Drug Store — 1.4%
CVS Health Corp.	20,438	2,018,866

Retail-Perfume & Cosmetics — 1.3%
Ulta Salon Cosmetics & Fragrance, Inc.†	10,149	1,765,520

Retail-Restaurants — 2.2%
McDonald’s Corp.	27,197	3,052,863

Telephone-Integrated — 2.1%
Verizon Communications, Inc.	61,099	2,864,321

Television — 1.8%
AMC Networks, Inc., Class A†	16,660	1,231,008
CBS Corp., Class B	28,437	1,322,889

		2,553,897

Transport-Services — 1.5%
FedEx Corp.	13,791	2,152,086

Web Portals/ISP — 5.0%
Alphabet, Inc., Class A†	4,498	3,316,780
Alphabet, Inc., Class C†	5,134	3,649,299

		6,966,079

Total Long-Term Investment Securities (cost $119,185,983)		136,358,610

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposits — 2.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $3,538,000)	$3,538,000	3,538,000

TOTAL INVESTMENTS (cost $122,723,983) (1)	100.2%	139,896,610
Liabilities in excess of other assets	(0.2)	(295,545)

NET ASSETS	100.0%	$139,601,065

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$136,358,610	$—	$—	$136,358,610
Short-Term Investment Securities	—	3,538,000	—	3,538,000

Total Investments at Value	$136,358,610	$3,538,000	$—	$139,896,610

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.9%
Aerospace/Defense-Equipment — 1.6%
United Technologies Corp.	176,581	$17,377,336

Agricultural Chemicals — 1.0%
Monsanto Co.	119,447	11,134,849

Apparel Manufacturers — 0.9%
VF Corp.	146,322	9,879,661

Athletic Footwear — 0.6%
NIKE, Inc., Class B	46,793	6,131,287

Banks-Commercial — 0.4%
BB&T Corp.	132,999	4,940,913

Banks-Fiduciary — 0.5%
State Street Corp.	88,104	6,079,176

Banks-Super Regional — 2.0%
Wells Fargo & Co.	411,440	22,275,362

Beverages-Wine/Spirits — 1.8%
Diageo PLC	278,107	8,053,685
Pernod Ricard SA	103,079	12,151,211

		20,204,896

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	311,396	19,499,618

Chemicals-Specialty — 1.0%
W.R. Grace & Co.†	115,156	11,550,147

Coatings/Paint — 1.1%
Sherwin-Williams Co.	45,776	12,214,410

Commercial Services-Finance — 1.8%
MasterCard, Inc., Class A	198,876	19,686,735

Computer Services — 4.1%
Accenture PLC, Class A	195,200	20,925,440
Cognizant Technology Solutions Corp., Class A†	297,526	20,264,496
Hewlett Packard Enterprise Co.†	278,131	4,094,088

		45,284,024

Computers — 1.2%
Apple, Inc.	101,703	12,153,508
HP, Inc.	87,976	1,067,149

		13,220,657

Computers-Memory Devices — 1.7%
EMC Corp.	711,793	18,663,212

Consulting Services — 0.6%
Gartner, Inc.†	68,439	6,205,364

Consumer Products-Misc. — 0.4%
Kimberly-Clark Corp.	38,026	4,552,092

Containers-Metal/Glass — 1.2%
Crown Holdings, Inc.†	257,375	13,651,170

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	159,919	10,610,626
Estee Lauder Cos., Inc., Class A	51,788	4,166,862
Procter & Gamble Co.	125,032	9,549,944

		24,327,432

Data Processing/Management — 1.8%
Fidelity National Information Services, Inc.	272,475	19,868,877

Diagnostic Equipment — 2.9%
Danaher Corp.	342,851	31,991,427

Distribution/Wholesale — 1.1%
WW Grainger, Inc.	56,762	11,920,020

Diversified Banking Institutions — 7.9%
Bank of America Corp.	1,360,295	22,825,750
Goldman Sachs Group, Inc.	109,022	20,441,625
JPMorgan Chase & Co.	543,776	34,937,608
Morgan Stanley	274,045	9,035,264

		87,240,247

Electric-Integrated — 1.4%
American Electric Power Co., Inc.	127,403	7,217,380
CMS Energy Corp.	218,049	7,865,027

		15,082,407

Electronic Components-Semiconductors — 2.1%
Avago Technologies, Ltd.	123,378	15,191,533
Microchip Technology, Inc.	157,860	7,623,060

		22,814,593

Electronic Forms — 0.7%
Adobe Systems, Inc.†	84,011	7,448,415

Engineering/R&D Services — 0.7%
Fluor Corp.	171,054	8,178,092

Finance-Credit Card — 4.9%
American Express Co.	283,823	20,792,873
Visa, Inc., Class A	435,996	33,824,570

		54,617,443

Finance-Other Services — 1.2%
Nasdaq, Inc.	234,682	13,585,741

Food-Misc./Diversified — 3.3%
Danone SA	195,566	13,636,587
General Mills, Inc.	84,016	4,882,170
Mondelez International, Inc., Class A	390,987	18,047,960

		36,566,717

Home Decoration Products — 1.6%
Newell Rubbermaid, Inc.	421,576	17,887,470

Industrial Gases — 0.7%
Praxair, Inc.	69,350	7,704,091

Instruments-Controls — 1.8%
Honeywell International, Inc.	189,499	19,571,457

Instruments-Scientific — 1.9%
Thermo Fisher Scientific, Inc.	160,770	21,025,501

Insurance-Multi-line — 1.0%
ACE, Ltd.	95,869	10,884,966

Investment Management/Advisor Services — 1.6%
BlackRock, Inc.	50,918	17,921,608

Medical Instruments — 1.5%
Medtronic PLC	119,711	8,849,037
St. Jude Medical, Inc.	121,881	7,777,227

		16,626,264

Medical Products — 1.0%
Stryker Corp.	117,097	11,196,815

Medical-Drugs — 7.9%
Abbott Laboratories	132,577	5,939,450
Allergan PLC†	41,260	12,727,472
Bristol-Myers Squibb Co.	233,575	15,404,271
Eli Lilly & Co.	168,611	13,753,599
Endo International PLC†	137,954	8,275,861

Johnson & Johnson	228,778	23,113,441
Valeant Pharmaceuticals International, Inc.†	94,574	8,868,204

		88,082,298

Medical-Wholesale Drug Distribution — 1.0%
McKesson Corp.	61,820	11,053,416

Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	22,485	5,189,763

Multimedia — 4.4%
Time Warner, Inc.	227,842	17,165,616
Twenty-First Century Fox, Inc., Class A	445,200	13,663,188
Walt Disney Co.	157,114	17,870,147

		48,698,951

Oil Companies-Exploration & Production — 2.7%
EOG Resources, Inc.	203,025	17,429,696
Noble Energy, Inc.	226,250	8,108,800
Occidental Petroleum Corp.	55,819	4,160,748

		29,699,244

Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	155,115	10,549,371
National Oilwell Varco, Inc.	117,757	4,432,374

		14,981,745

Oil-Field Services — 1.2%
Schlumberger, Ltd.	173,337	13,548,020

Private Equity — 0.4%
Blackstone Group LP	138,155	4,567,404

Real Estate Investment Trusts — 2.0%
American Tower Corp.	216,908	22,174,505

Retail-Apparel/Shoe — 1.8%
L Brands, Inc.	62,057	5,956,231
Ross Stores, Inc.	278,291	14,075,959

		20,032,190

Retail-Auto Parts — 1.3%
AutoZone, Inc.†	18,390	14,425,300

Retail-Discount — 1.6%
Costco Wholesale Corp.	45,929	7,262,293
Target Corp.	138,953	10,724,393

		17,986,686

Retail-Regional Department Stores — 0.8%
Kohl’s Corp.	202,380	9,333,766

Textile-Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	73,167	13,645,696

Transport-Rail — 1.4%
Canadian National Railway Co.	258,763	15,807,832

Vitamins & Nutrition Products — 0.4%
Mead Johnson Nutrition Co.	59,670	4,892,940

Web Portals/ISP — 4.0%
Alphabet, Inc., Class A†	33,941	25,027,754
Alphabet, Inc., Class C†	27,236	19,359,621

		44,387,375

Total Common Stocks (cost $928,001,841)		1,097,517,623

CONVERTIBLE PREFERRED SECURITIES — 0.2%
Electric-Integrated — 0.2%
Exelon Corp. 6.50% (cost $2,619,195)	51,771	2,161,957

Total Long-Term Investment Securities (cost $930,621,036)		1,099,679,580

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Commercial Paper — 0.6%
HSBC USA, Inc. 0.05% due 11/02/2015*(1) (cost $6,945,990)	$6,946,000	6,946,000

TOTAL INVESTMENTS (cost $937,567,026)(2)	99.7%	1,106,625,580
Other assets less liabilities	0.3	2,762,955

NET ASSETS	100.0%	$1,109,388,535

#	Effective May 1, 2015, the Portfolio’s name changed to SA MFS Massachusetts Investors Trust Portfolio.
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $6,946,000 representing 0.6% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commerical Paper
HSBC USA, Inc. 0.05% due 11/02/2015	10/30/2015	$6,946,000	$6,945,990	$6,946,000	$100.00	0.63%

(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,097,517,623	$—	$—	$1,097,517,623
Convertible Preferred Securities	2,161,957	—	—	2,161,957
Short-Term Investment Securities	—	6,946,000	—	6,946,000

Total Investments at Value	$1,099,679,580	$6,946,000	$—	$1,106,625,580

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $47,487,180 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Fundamental Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.8%
Airlines — 2.1%
Delta Air Lines, Inc.	85,010	$4,321,908

Applications Software — 4.1%
Salesforce.com, Inc.†	44,012	3,420,173
ServiceNow, Inc.†	35,950	2,935,317
Tableau Software, Inc., Class A†	25,620	2,151,055

		8,506,545

Athletic Footwear — 2.3%
NIKE, Inc., Class B	36,720	4,811,422

Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	7,154	1,480,377

Auto/Truck Parts & Equipment-Original — 1.1%
Delphi Automotive PLC	29,080	2,419,165

Beverages-Wine/Spirits — 1.7%
Constellation Brands, Inc., Class A	25,880	3,488,624

Building-Heavy Construction — 1.6%
SBA Communications Corp., Class A†	28,190	3,355,174

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	48,740	1,434,906

Coatings/Paint — 2.8%
Axalta Coating Systems, Ltd.†	87,453	2,416,326
Sherwin-Williams Co.	12,750	3,402,083

		5,818,409

Commercial Services-Finance — 2.1%
McGraw Hill Financial, Inc.	21,490	1,990,834
PayPal Holdings, Inc.†	68,350	2,461,283

		4,452,117

Computer Services — 2.0%
Cognizant Technology Solutions Corp., Class A†	60,150	4,096,816

Computer Software — 1.2%
Akamai Technologies, Inc.†	42,290	2,572,078

Computers — 6.5%
Apple, Inc.	113,288	13,537,916

Consulting Services — 1.6%
Verisk Analytics, Inc.†	48,060	3,441,577

Data Processing/Management — 1.5%
Fidelity National Information Services, Inc.	43,330	3,159,624

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	32,200	2,107,812

Diversified Manufacturing Operations — 0.7%
Carlisle Cos., Inc.	16,220	1,411,140

E-Commerce/Products — 4.5%
Amazon.com, Inc.†	15,117	9,461,730

E-Commerce/Services — 0.5%
Netflix, Inc.†	9,210	998,180

Electronic Forms — 2.0%
Adobe Systems, Inc.†	46,520	4,124,463

Entertainment Software — 1.5%
Electronic Arts, Inc.†	42,740	3,080,272

Finance-Credit Card — 3.8%
Visa, Inc., Class A	103,460	8,026,427

Finance-Investment Banker/Broker — 1.4%
Charles Schwab Corp.	96,330	2,939,992

Finance-Other Services — 1.6%
Intercontinental Exchange, Inc.	13,261	3,347,076

Food-Meat Products — 0.7%
Hormel Foods Corp.	23,310	1,574,591

Food-Retail — 1.8%
Kroger Co.	101,700	3,844,260

Hotels/Motels — 0.8%
Hilton Worldwide Holdings, Inc.	70,130	1,752,549

Internet Application Software — 2.1%
Splunk, Inc.†	39,160	2,199,226
Tencent Holdings, Ltd. ADR	117,380	2,214,960

		4,414,186

Internet Content-Entertainment — 4.1%
Facebook, Inc., Class A†	83,190	8,482,884

Lighting Products & Systems — 0.6%
Acuity Brands, Inc.	5,460	1,193,556

Medical Instruments — 1.5%
Edwards Lifesciences Corp.†	19,960	3,136,714

Medical-Biomedical/Gene — 6.9%
Alexion Pharmaceuticals, Inc.†	14,150	2,490,400
Celgene Corp.†	36,112	4,431,304
Gilead Sciences, Inc.	15,808	1,709,319
Regeneron Pharmaceuticals, Inc.†	5,810	3,238,436
Vertex Pharmaceuticals, Inc.†	20,060	2,502,284

		14,371,743

Medical-Drugs — 5.2%
Allergan PLC†	11,520	3,553,574
Bristol-Myers Squibb Co.	69,620	4,591,439
Shire PLC ADR	7,080	1,607,514
Zoetis, Inc.	24,204	1,041,014

		10,793,541

Medical-HMO — 2.2%
UnitedHealth Group, Inc.	38,680	4,555,730

Multimedia — 0.8%
Time Warner, Inc.	23,160	1,744,874

Networking Products — 0.9%
Palo Alto Networks, Inc.†	11,536	1,857,296

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	11,570	3,196,328

Retail-Building Products — 3.4%
Home Depot, Inc.	56,780	7,020,279

Retail-Drug Store — 2.0%
Walgreens Boots Alliance, Inc.	48,530	4,109,520

Retail-Major Department Stores — 1.9%
TJX Cos., Inc.	53,140	3,889,317

Retail-Perfume & Cosmetics — 1.1%
Ulta Salon Cosmetics & Fragrance, Inc.†	13,570	2,360,637

Retail-Restaurants — 3.3%
Chipotle Mexican Grill, Inc.†	2,620	1,677,403
Starbucks Corp.	85,160	5,328,461

		7,005,864

Telecom Services — 0.8%
Level 3 Communications, Inc.†	32,010	1,630,910

Telephone-Integrated — 0.9%
Zayo Group Holdings, Inc.†	69,226	1,836,566

Web Portals/ISP — 5.6%
Alphabet, Inc., Class A†	15,760	11,621,266

X-Ray Equipment — 0.7%
Hologic, Inc.†	40,410	1,570,333

Total Long-Term Investment Securities (cost $184,471,938)		204,356,694

REPURCHASE AGREEMENTS — 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $3,452,000 and collateralized by $3,595,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $3,521,195 (cost $3,452,000)	$3,452,000	3,452,000

TOTAL INVESTMENTS (cost $187,923,938)(1)	99.5%	207,808,694
Other assets less liabilities	0.5	1,122,545

NET ASSETS	100.0%	$208,931,239

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$204,356,694	$—	$—	$204,356,694
Repurchase Agreements	—	3,452,000	—	3,452,000

Total Investments at Value	$204,356,694	$3,452,000	$—	$207,808,694

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.6%
Aerospace/Defense — 1.6%
General Dynamics Corp.	24,207	$3,596,676
Northrop Grumman Corp.	23,556	4,422,639

		8,019,315

Aerospace/Defense-Equipment — 1.0%
United Technologies Corp.	50,315	4,951,499

Agricultural Chemicals — 1.4%
Monsanto Co.	72,544	6,762,552

Agricultural Operations — 1.6%
Archer-Daniels-Midland Co.	88,921	4,060,133
Bunge, Ltd.	54,651	3,987,337

		8,047,470

Airlines — 2.0%
Delta Air Lines, Inc.	85,808	4,362,479
United Continental Holdings, Inc.†	88,836	5,357,699

		9,720,178

Applications Software — 2.9%
Intuit, Inc.	62,312	6,071,058
Microsoft Corp.	105,752	5,566,785
Salesforce.com, Inc.†	37,294	2,898,117

		14,535,960

Athletic Footwear — 1.5%
NIKE, Inc., Class B	57,033	7,473,034

Auto/Truck Parts & Equipment-Original — 1.0%
Lear Corp.	40,798	5,102,198

Beverages-Non-alcoholic — 1.1%
Coca-Cola Co.	83,653	3,542,704
PepsiCo, Inc.	17,573	1,795,785

		5,338,489

Building & Construction Products-Misc. — 0.8%
Owens Corning	85,126	3,875,787

Cable/Satellite TV — 3.7%
Charter Communications, Inc., Class A†	27,861	5,319,779
Comcast Corp., Class A	146,823	9,194,056
Time Warner Cable, Inc.	20,327	3,849,934

		18,363,769

Chemicals-Diversified — 1.5%
LyondellBasell Industries NV, Class A	79,079	7,347,230

Coatings/Paint — 1.0%
Sherwin-Williams Co.	19,441	5,187,442

Commercial Services-Finance — 2.2%
FleetCor Technologies, Inc.†	43,338	6,277,942
Global Payments, Inc.	35,380	4,826,186

		11,104,128

Computer Aided Design — 1.0%
Aspen Technology, Inc.†	123,654	5,118,039

Computer Services — 2.9%
Accenture PLC, Class A	60,218	6,455,369
Cognizant Technology Solutions Corp., Class A†	116,342	7,924,054

		14,379,423

Computers — 5.9%
Apple, Inc.	245,043	29,282,638

Computers-Memory Devices — 0.5%
Western Digital Corp.	33,985	2,270,878

Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	60,317	4,002,033

Cruise Lines — 1.8%
Carnival Corp.	78,780	4,260,422
Norwegian Cruise Line Holdings, Ltd.†	71,035	4,519,247

		8,779,669

Data Processing/Management — 0.9%
Fidelity National Information Services, Inc.	61,809	4,507,112

Diversified Banking Institutions — 0.5%
JPMorgan Chase & Co.	38,963	2,503,373

Diversified Manufacturing Operations — 0.9%
Textron, Inc.	108,768	4,586,747

E-Commerce/Products — 3.4%
Amazon.com, Inc.†	26,793	16,769,739

E-Commerce/Services — 1.7%
Priceline Group, Inc.†	5,887	8,561,111

Electric-Integrated — 0.4%
AES Corp.	194,275	2,127,311

Electronic Components-Semiconductors — 1.5%
Avago Technologies, Ltd.	42,007	5,172,322
Broadcom Corp., Class A	48,317	2,483,494

		7,655,816

Entertainment Software — 1.4%
Electronic Arts, Inc.†	98,310	7,085,202

Finance-Credit Card — 2.4%
Discover Financial Services	88,986	5,002,793
Visa, Inc., Class A	89,285	6,926,730

		11,929,523

Food-Meat Products — 1.1%
Tyson Foods, Inc., Class A	122,394	5,429,398

Food-Misc./Diversified — 1.8%
General Mills, Inc.	108,545	6,307,550
Mondelez International, Inc., Class A	55,370	2,555,879

		8,863,429

Footwear & Related Apparel — 0.5%
Skechers U.S.A., Inc., Class A†	71,316	2,225,059

Instruments-Scientific — 1.1%
Thermo Fisher Scientific, Inc.	42,734	5,588,753

Insurance-Life/Health — 1.1%
Prudential Financial, Inc.	64,534	5,324,055

Insurance-Multi-line — 0.5%
MetLife, Inc.	51,430	2,591,043

Internet Content-Entertainment — 3.1%
Facebook, Inc., Class A†	152,100	15,509,637

Machinery-General Industrial — 1.2%
Roper Technologies, Inc.	31,879	5,940,652

Medical Instruments — 0.3%
Edwards Lifesciences Corp.†	9,298	1,461,181

Medical-Biomedical/Gene — 5.9%
Alexion Pharmaceuticals, Inc.†	29,185	5,136,560
Biogen, Inc.†	10,679	3,102,356
Celgene Corp.†	75,629	9,280,435

Gilead Sciences, Inc.	110,271	11,923,603

		29,442,954

Medical-Drugs — 4.1%
Bristol-Myers Squibb Co.	115,027	7,586,031
Eli Lilly & Co.	92,737	7,564,557
Merck & Co., Inc.	94,876	5,185,922

		20,336,510

Medical-HMO — 1.4%
Centene Corp.†	64,142	3,815,166
Molina Healthcare, Inc.†	52,270	3,240,740

		7,055,906

Medical-Hospitals — 1.3%
Community Health Systems, Inc.†	95,802	2,686,288
HCA Holdings, Inc.†	55,193	3,796,727

		6,483,015

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	33,743	6,033,248

Multimedia — 0.7%
Walt Disney Co.	32,385	3,683,470

Networking Products — 0.7%
Cisco Systems, Inc.	115,356	3,328,021

Oil Field Machinery & Equipment — 0.6%
Cameron International Corp.†	45,071	3,065,279

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	77,049	3,991,138

Real Estate Investment Trusts — 1.5%
American Tower Corp.	34,212	3,497,493
Extra Space Storage, Inc.	50,797	4,025,154

		7,522,647

Real Estate Management/Services — 0.4%
Realogy Holdings Corp.†	56,636	2,214,468

Retail-Apparel/Shoe — 1.5%
American Eagle Outfitters, Inc.	301,106	4,600,900
Ross Stores, Inc.	51,732	2,616,604

		7,217,504

Retail-Auto Parts — 1.6%
AutoZone, Inc.†	10,355	8,122,566

Retail-Building Products — 0.5%
Home Depot, Inc.	20,700	2,559,348

Retail-Computer Equipment — 0.7%
GameStop Corp., Class A	79,859	3,679,104

Retail-Consumer Electronics — 1.0%
Best Buy Co., Inc.	146,732	5,140,022

Retail-Discount — 0.1%
Target Corp.	6,451	497,888

Retail-Drug Store — 1.6%
CVS Health Corp.	82,480	8,147,374

Retail-Restaurants — 2.8%
Brinker International, Inc.	103,552	4,712,651
Domino’s Pizza, Inc.	31,156	3,323,411
Yum! Brands, Inc.	79,647	5,647,769

		13,683,831

Retail-Sporting Goods — 0.4%
Dick’s Sporting Goods, Inc.	38,786	1,727,916

Telephone-Integrated — 1.6%
Verizon Communications, Inc.	167,988	7,875,277

Tobacco — 2.6%
Altria Group, Inc.	88,993	5,381,407
Philip Morris International, Inc.	87,268	7,714,491

		13,095,898

Transport-Rail — 0.4%
Union Pacific Corp.	20,411	1,823,723

Transport-Services — 0.8%
FedEx Corp.	26,387	4,117,691

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	10,087	7,438,053
Alphabet, Inc., Class C†	13,194	9,378,427

		16,816,480

X-Ray Equipment — 1.0%
Hologic, Inc.†	127,246	4,944,780

Total Long-Term Investment Securities (cost $445,905,429)		490,926,930

SHORT-TERM INVESTMENT SECURITIES — 1.3%
Commercial Paper — 1.3%
HSBC USA, Inc. 0.05% due 11/02/2015*(1) (cost $6,390,991)	$6,391,000	6,391,000

TOTAL INVESTMENTS (cost $452,296,420) (2)	99.9%	497,317,930
Other assets less liabilities	0.1	280,668

NET ASSETS	100.0%	$497,598,598

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $6,391,000 representing 1.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of October 31, 2015, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Commercial Paper
HSBC USA, Inc. 0.05% due 11/02/2015	10/30/2015	$6,391,000	$6,390,991	$6,391,000	$100.00	1.28%

(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$490,926,930	$—	$—	$490,926,930
Short-Term Investment Securities	—	6,391,000	—	6,391,000

Total Investments at Value	$490,926,930	$6,391,000	$—	$497,317,930

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.4%
Real Estate Investment Trusts — 91.7%
Agree Realty Corp.	54,000	$1,748,520
Alexandria Real Estate Equities, Inc.	78,371	7,033,014
American Residential Properties, Inc.	120,600	1,998,342
Ashford Hospitality Prime, Inc.	160,295	2,356,336
AvalonBay Communities, Inc.	62,025	10,843,831
Boston Properties, Inc.	178,542	22,469,511
CBL & Associates Properties, Inc.	232,200	3,385,476
Cedar Realty Trust, Inc.	597,981	4,179,887
CoreSite Realty Corp.	178,200	9,792,090
Cousins Properties, Inc.	613,502	6,159,560
DCT Industrial Trust, Inc.	374,825	13,913,504
Digital Realty Trust, Inc.	85,300	6,308,788
DuPont Fabros Technology, Inc.	168,079	5,393,655
Equity LifeStyle Properties, Inc.	11,000	665,280
Equity Residential	110,754	8,563,499
Essex Property Trust, Inc.	85,013	18,740,266
Extra Space Storage, Inc.	197,784	15,672,404
Federal Realty Investment Trust	84,459	12,119,022
FelCor Lodging Trust, Inc.	1,176,272	9,468,990
General Growth Properties, Inc.	81,600	2,362,320
GEO Group, Inc.	107,300	3,462,571
HCP, Inc.	256,655	9,547,566
Healthcare Realty Trust, Inc.	347,100	9,149,556
Healthcare Trust of America, Inc., Class A	66,200	1,741,722
Hilton Worldwide Holdings, Inc.	206,000	5,147,940
Host Hotels & Resorts, Inc.	478,187	8,286,981
Kite Realty Group Trust	97,734	2,581,155
Liberty Property Trust	85,900	2,922,318
Macerich Co.	67,100	5,686,054
Mack-Cali Realty Corp.	418,500	9,106,560
Medical Properties Trust, Inc.	141,990	1,604,487
Mid-America Apartment Communities, Inc.	127,500	10,861,725
New York REIT, Inc.	102,700	1,170,780
Outfront Media, Inc.	176,800	4,174,248
Parkway Properties, Inc.	375,900	6,288,807
Pebblebrook Hotel Trust	86,400	2,953,152
Prologis, Inc.	74,067	3,164,883
Public Storage	71,042	16,301,297
Ramco-Gershenson Properties Trust	161,500	2,713,200
RLJ Lodging Trust	47,500	1,191,775
Sabra Health Care REIT, Inc.	274,565	6,227,134
Senior Housing Properties Trust	15,647	237,678
Simon Property Group, Inc.	224,269	45,181,233
SL Green Realty Corp.	153,467	18,204,255
STORE Capital Corp.	364,200	8,256,414
Sun Communities, Inc.	113,300	7,593,366
Taubman Centers, Inc.	48,800	3,756,624
Terreno Realty Corp.	181,736	4,067,252
UDR, Inc.	429,000	14,783,340
Urban Edge Properties	493,750	11,721,625
Ventas, Inc.	285,845	15,355,593
VEREIT, Inc.	1,211,800	10,009,468
Welltower, Inc.	28,414	1,843,216
WP Carey, Inc.	127,381	8,072,134
WP GLIMCHER, Inc.	69,634	809,147

		427,349,551

Real Estate Operations & Development — 1.7%
Forest City Enterprises, Inc., Class A†	360,691	7,971,271

Total Long-Term Investment Securities (cost $401,214,811)		435,320,822

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $10,342,000)	$10,342,000	10,342,000

TOTAL INVESTMENTS (cost $411,556,811)(1)	95.6%	445,662,822
Other assets less liabilities	4.4	20,424,956

NET ASSETS	100.0%	$466,087,778

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$435,320,822	$—	$—	$435,320,822
Short-Term Investment Securities	—	10,342,000	—	10,342,000

Total Investments at Value	$435,320,822	$10,342,000	$—	$445,662,822

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 90.8%
Aerospace/Defense-Equipment — 2.1%
AAR Corp.	464,500	$10,539,505

Agricultural Operations — 0.7%
GrainCorp., Ltd., Class A	584,918	3,774,800

Auto-Truck Trailers — 0.9%
Wabash National Corp.†	398,600	4,771,242

Banks-Commercial — 2.4%
Chemical Financial Corp.	269,600	9,147,528
Lakeland Financial Corp.	10,800	485,244
Peoples Bancorp, Inc.	86,000	1,647,760
TrustCo Bank Corp. NY	133,956	834,546

		12,115,078

Batteries/Battery Systems — 1.5%
EnerSys	123,100	7,507,869

Building & Construction Products-Misc. — 4.4%
Drew Industries, Inc.	137,100	8,202,693
Gibraltar Industries, Inc.†	320,000	8,102,400
Simpson Manufacturing Co., Inc.	156,500	5,943,870

		22,248,963

Building Products-Doors & Windows — 0.4%
Griffon Corp.	117,868	2,024,972

Building Products-Wood — 2.6%
Universal Forest Products, Inc.	179,682	13,050,304

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	216,300	7,103,292

Building-Mobile Home/Manufactured Housing — 2.2%
Thor Industries, Inc.	127,140	6,875,731
Winnebago Industries, Inc.	193,400	4,059,466

		10,935,197

Building-Residential/Commercial — 1.1%
M/I Homes, Inc.†	245,600	5,636,520

Chemicals-Diversified — 1.9%
Axiall Corp.	474,000	9,598,500

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	161,888	5,810,160

Chemicals-Specialty — 5.1%
H.B. Fuller Co.	145,200	5,516,148
Minerals Technologies, Inc.	105,400	6,212,276
Sensient Technologies Corp.	154,000	10,051,580
Stepan Co.	69,000	3,652,170

		25,432,174

Coatings/Paint — 0.5%
RPM International, Inc.	54,700	2,500,337

Consulting Services — 0.6%
Huron Consulting Group, Inc.†	57,800	2,791,740

Consumer Products-Misc. — 0.1%
Helen of Troy, Ltd.†	7,200	714,312

Containers-Metal/Glass — 2.7%
Gerresheimer AG	174,400	13,610,557

Distribution/Wholesale — 0.8%
Ingram Micro, Inc., Class A	143,900	4,285,342

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	67,800	5,898,600

Electric-Integrated — 1.1%
IDACORP, Inc.	85,011	5,682,985

Electronic Components-Misc. — 1.3%
Gentex Corp.	385,400	6,316,706

Engineering/R&D Services — 2.0%
EMCOR Group, Inc.	208,200	10,051,896

Environmental Monitoring & Detection — 1.1%
MSA Safety, Inc.	127,623	5,549,048

Food-Meat Products — 2.2%
Maple Leaf Foods, Inc.	683,300	10,864,031

Footwear & Related Apparel — 1.0%
Crocs, Inc.†	478,300	5,165,640

Gas-Distribution — 2.0%
Laclede Group, Inc.	173,100	10,138,467

Home Furnishings — 2.3%
Hooker Furniture Corp.	70,500	1,749,810
La-Z-Boy, Inc.	340,900	9,732,695

		11,482,505

Instruments-Controls — 0.1%
Watts Water Technologies, Inc., Class A	14,000	762,160

Insurance Brokers — 0.4%
Arthur J. Gallagher & Co.	42,700	1,867,271

Insurance-Life/Health — 1.7%
StanCorp Financial Group, Inc.	73,200	8,397,504

Insurance-Multi-line — 1.2%
Old Republic International Corp.	330,000	5,953,200

Insurance-Property/Casualty — 1.6%
Hanover Insurance Group, Inc.	94,600	7,970,050

Insurance-Reinsurance — 3.3%
Aspen Insurance Holdings, Ltd.	205,500	9,989,355
Endurance Specialty Holdings, Ltd.	39,459	2,491,047
Validus Holdings, Ltd.	96,958	4,295,239

		16,775,641

Lasers-System/Components — 0.8%
Rofin-Sinar Technologies, Inc.†	143,000	4,141,280

Machine Tools & Related Products — 0.0%
Kennametal, Inc.	4,000	112,480

Machinery-Construction & Mining — 1.6%
Astec Industries, Inc.	253,800	8,248,500

Machinery-Electrical — 3.0%
Franklin Electric Co., Inc.	121,900	4,017,824
Regal Beloit Corp.	172,800	11,022,912

		15,040,736

Machinery-Farming — 0.6%
Lindsay Corp.	46,700	3,165,326

Medical Products — 3.4%
Hill-Rom Holdings, Inc.	138,700	7,308,103
Invacare Corp.	168,600	2,913,408
Teleflex, Inc.	50,000	6,650,000

		16,871,511

Medical Sterilization Products — 2.3%
STERIS Corp.	153,500	11,504,825

Metal Processors & Fabrication — 1.7%
Mueller Industries, Inc.	269,500	8,494,640

Miscellaneous Manufacturing — 1.0%
AptarGroup, Inc.	16,600	1,221,096
Hillenbrand, Inc.	132,300	3,925,341

		5,146,437

Oil Companies-Exploration & Production — 1.4%
Energen Corp.	53,200	3,093,580
Unit Corp.†	332,500	4,192,825

		7,286,405

Oil-Field Services — 2.1%
Bristow Group, Inc.	107,300	3,726,529
Helix Energy Solutions Group, Inc.†	241,000	1,392,980
Hunting PLC	534,127	2,962,629
Oil States International, Inc.†	85,000	2,550,850

		10,632,988

Real Estate Investment Trusts — 2.2%
LTC Properties, Inc.	261,500	11,205,275

Recreational Vehicles — 2.0%
BRP, Inc.†	334,800	6,027,219
Brunswick Corp.	75,200	4,046,512

		10,073,731

Rental Auto/Equipment — 1.7%
McGrath RentCorp	281,310	8,453,366

Retail-Apparel/Shoe — 4.5%
Caleres, Inc.	208,100	6,359,536
Cato Corp., Class A	127,200	4,803,072
Genesco, Inc.†	75,500	4,730,075
Men’s Wearhouse, Inc.	166,800	6,668,664

		22,561,347

Retail-Auto Parts — 1.8%
Pep Boys-Manny Moe & Jack†	592,549	8,911,937

Retail-Automobile — 0.5%
Group 1 Automotive, Inc.	28,300	2,460,685

Retail-Leisure Products — 0.3%
West Marine, Inc.†	137,500	1,399,750

Savings & Loans/Thrifts — 2.0%
EverBank Financial Corp.	585,900	10,112,634

Semiconductor Equipment — 1.6%
Cohu, Inc.	161,000	2,026,990
MKS Instruments, Inc.	165,100	5,818,124

		7,845,114

Steel-Producers — 0.8%
Carpenter Technology Corp.	123,400	4,110,454

Steel-Specialty — 0.4%
Allegheny Technologies, Inc.	131,600	1,934,520

Total Common Stocks (cost $413,237,550)		457,040,509

U.S. CORPORATE BONDS & NOTES — 0.4%
Oil Companies-Exploration & Production — 0.4%
Unit Corp. Company Guar. Notes 6.63% due 05/15/2021 (cost $2,554,598)	$2,636,000	2,108,800

Total Long-Term Investment Securities (cost $415,792,148)		459,149,309

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Agencies — 0.3%
Federal Home Loan Bank Disc. Notes 0.00% due 11/02/2015 (cost $1,355,000)	1,355,000	1,355,000

REPURCHASE AGREEMENTS — 9.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $48,075,000 and collateralized by $50,065,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $49,037,166 (cost $48,075,000)	48,075,000	48,075,000

TOTAL INVESTMENTS (cost $465,222,148)(1)	101.0%	508,579,309
Liabilities in excess of other assets	(1.0)	(5,274,105)

NET ASSETS	100.0%	$503,305,204

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$457,040,509	$—	$—	$457,040,509
U.S. Corporate Bonds & Notes	—	2,108,800	—	2,108,800
Short-Term Investment Securities	—	1,355,000	—	1,355,000
Repurchase Agreements	—	48,075,000	—	48,075,000

Total Investments at Value	$457,040,509	$51,538,800	$—	$508,579,309

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portofolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $20,347,985 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.2%
Aerospace/Defense-Equipment — 1.6%
Harris Corp.	77,800	$6,156,314

Airlines — 2.2%
Delta Air Lines, Inc.	173,500	8,820,740

Apparel Manufacturers — 0.6%
Gildan Activewear, Inc.	82,194	2,361,434

Applications Software — 2.0%
ServiceNow, Inc.†	61,600	5,029,640
Tableau Software, Inc., Class A†	33,100	2,779,076

		7,808,716

Auto-Cars/Light Trucks — 0.7%
Tesla Motors, Inc.†	13,000	2,690,090

Auto/Truck Parts & Equipment-Original — 0.9%
Mobileye NV†	75,500	3,436,760

Banks-Commercial — 2.1%
East West Bancorp, Inc.	72,400	2,924,236
Signature Bank†	35,300	5,256,876

		8,181,112

Beverages-Non-alcoholic — 1.7%
Monster Beverage Corp.†	48,500	6,611,520

Building & Construction Products-Misc. — 1.3%
Fortune Brands Home & Security, Inc.	101,300	5,301,029

Building Products-Air & Heating — 1.5%
Lennox International, Inc.	45,800	6,082,698

Building Products-Cement — 1.8%
Eagle Materials, Inc.	62,400	4,120,272
Vulcan Materials Co.	30,400	2,936,032

		7,056,304

Building-Residential/Commercial — 0.9%
Toll Brothers, Inc.†	101,100	3,636,567

Chemicals-Diversified — 0.8%
PPG Industries, Inc.	28,500	2,971,410

Coatings/Paint — 1.6%
Sherwin-Williams Co.	23,500	6,270,505

Commercial Services — 1.2%
CoStar Group, Inc.†	23,000	4,670,610

Commercial Services-Finance — 3.4%
McGraw Hill Financial, Inc.	72,300	6,697,872
Moody’s Corp.	43,800	4,211,808
Vantiv, Inc., Class A†	49,900	2,502,485

		13,412,165

Computers-Integrated Systems — 1.2%
VeriFone Systems, Inc.†	151,400	4,563,196

Consulting Services — 1.3%
Gartner, Inc.†	54,500	4,941,515

Cruise Lines — 1.8%
Norwegian Cruise Line Holdings, Ltd.†	110,041	7,000,808

Distribution/Wholesale — 2.5%
HD Supply Holdings, Inc.†	158,100	4,709,799
Watsco, Inc.	40,800	5,019,624

		9,729,423

Diversified Manufacturing Operations — 2.5%
A.O. Smith Corp.	49,000	3,764,180
Carlisle Cos., Inc.	71,000	6,177,000

		9,941,180

E-Commerce/Products — 0.2%
Wayfair, Inc., Class A†	19,500	824,265

E-Commerce/Services — 1.6%
Netflix, Inc.†	37,950	4,113,021
TripAdvisor, Inc.†	28,100	2,354,218

		6,467,239

Electronic Components-Semiconductors — 0.8%
Avago Technologies, Ltd.	24,900	3,065,937

Electronic Connectors — 1.7%
Amphenol Corp., Class A	119,700	6,490,134

Electronic Measurement Instruments — 0.5%
Fitbit, Inc., Class A†	44,300	1,795,922

Energy-Alternate Sources — 0.1%
SolarCity Corp.†	7,031	208,469

Enterprise Software/Service — 3.5%
Guidewire Software, Inc.†	67,700	3,942,171
Inovalon Holdings, Inc., Class A†	117,679	2,712,501
Veeva Systems, Inc., Class A†	110,900	2,813,533
Workday, Inc., Class A†	56,500	4,461,805

		13,930,010

Entertainment Software — 2.0%
Electronic Arts, Inc.†	111,700	8,050,219

Finance-Credit Card — 1.8%
Alliance Data Systems Corp.†	23,700	7,046,247

Finance-Investment Banker/Broker — 2.3%
Lazard, Ltd., Class A	107,600	4,984,032
TD Ameritrade Holding Corp.	122,800	4,232,916

		9,216,948

Food-Retail — 0.7%
Sprouts Farmers Market, Inc.†	141,800	2,889,884

Hazardous Waste Disposal — 1.4%
Stericycle, Inc.†	45,660	5,541,754

Hotels/Motels — 1.9%
Hilton Worldwide Holdings, Inc.	293,200	7,327,068

Internet Application Software — 0.7%
Splunk, Inc.†	47,200	2,650,752

Investment Management/Advisor Services — 1.4%
Affiliated Managers Group, Inc.†	31,300	5,642,138

Lighting Products & Systems — 2.8%
Acuity Brands, Inc.	51,000	11,148,600

Machinery-General Industrial — 1.2%
Middleby Corp.†	41,400	4,841,316

Medical Instruments — 0.5%
Edwards Lifesciences Corp.†	13,300	2,090,095

Medical Products — 1.6%
Sirona Dental Systems, Inc.†	56,600	6,176,758

Medical-Biomedical/Gene — 4.4%
BioMarin Pharmaceutical, Inc.†	42,600	4,985,904
Illumina, Inc.†	31,920	4,573,497
Incyte Corp.†	23,400	2,750,202
Intercept Pharmaceuticals, Inc.†	10,800	1,697,760

Vertex Pharmaceuticals, Inc.†	25,200	3,143,448

		17,150,811

Medical-Drugs — 1.5%
Horizon Pharma PLC†	69,400	1,090,968
Jazz Pharmaceuticals PLC†	26,646	3,657,963
Valeant Pharmaceuticals International, Inc.†	13,100	1,228,387

		5,977,318

Medical-HMO — 1.4%
Humana, Inc.	31,620	5,648,281

Medical-Hospitals — 1.2%
Acadia Healthcare Co., Inc.†	74,000	4,544,340

Medical-Outpatient/Home Medical — 0.8%
Premier, Inc., Class A†	92,300	3,120,663

Networking Products — 2.3%
Arista Networks, Inc.†	73,000	4,709,230
Palo Alto Networks, Inc.†	27,200	4,379,200

		9,088,430

Non-Hazardous Waste Disposal — 1.4%
Waste Connections, Inc.	100,600	5,480,688

Oil Companies-Exploration & Production — 2.1%
Concho Resources, Inc.†	51,200	5,934,592
Range Resources Corp.	71,900	2,188,636

		8,123,228

Physicians Practice Management — 1.2%
Envision Healthcare Holdings, Inc.†	163,900	4,621,980

Real Estate Management/Services — 2.4%
CBRE Group, Inc., Class A†	255,000	9,506,400

Retail-Apparel/Shoe — 1.8%
L Brands, Inc.	40,700	3,906,386
Ross Stores, Inc.	63,900	3,232,062

		7,138,448

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	22,000	6,077,720

Retail-Computer Equipment — 1.1%
GameStop Corp., Class A	93,300	4,298,331

Retail-Discount — 1.8%
Dollar General Corp.	105,200	7,129,404

Retail-Gardening Products — 1.1%
Tractor Supply Co.	46,400	4,286,896

Retail-Mail Order — 0.8%
Williams-Sonoma, Inc.	42,900	3,163,875

Retail-Perfume & Cosmetics — 1.7%
Ulta Salon Cosmetics & Fragrance, Inc.†	39,000	6,784,440

Retail-Restaurants — 0.7%
Chipotle Mexican Grill, Inc.†	4,300	2,752,989

Semiconductor Components-Integrated Circuits — 1.5%
NXP Semiconductors NV†	74,500	5,837,075

Semiconductor Equipment — 1.9%
Applied Materials, Inc.	245,100	4,110,327
Lam Research Corp.	45,900	3,515,481

		7,625,808

Telecom Equipment-Fiber Optics — 1.0%
Ciena Corp.†	163,700	3,951,718

Textile-Home Furnishings — 2.3%
Mohawk Industries, Inc.†	46,100	9,012,550

Total Long-Term Investment Securities (cost $330,477,780)		378,369,244

REPURCHASE AGREEMENTS — 2.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $11,289,000 and collateralized by $11,760,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2015 and having approximate value of $11,518,567 (cost $11,289,000)	$11,289,000	11,289,000

TOTAL INVESTMENTS (cost $341,766,780)(1)	99.1%	389,658,244
Other assets less liabilities	0.9	3,438,942

NET ASSETS	100.0%	$393,097,186

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$378,369,244	$—	$—	$378,369,244
Repurchase Agreements	—	11,289,000	—	11,289,000

Total Investments at Value	$378,369,244	$11,289,000	$—	$389,658,244

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Aggressive Growth Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 93.5%
Aerospace/Defense-Equipment — 1.3%
Orbital ATK, Inc.	22,240	$1,904,189

Airlines — 0.7%
Spirit Airlines, Inc.†	26,590	987,021

Apparel Manufacturers — 1.2%
Columbia Sportswear Co.	31,862	1,747,631

Applications Software — 4.6%
Imperva, Inc.†	25,967	1,833,790
Paycom Software, Inc.†	61,291	2,329,671
Tableau Software, Inc., Class A†	31,042	2,606,286

		6,769,747

Auction Houses/Art Dealers — 1.0%
KAR Auction Services, Inc.	38,939	1,495,258

Audio/Video Products — 1.0%
Harman International Industries, Inc.	13,570	1,492,157

Auto/Truck Parts & Equipment-Original — 2.4%
Gentherm, Inc.†	41,146	2,022,737
WABCO Holdings, Inc.†	13,970	1,567,853

		3,590,590

Beverages-Wine/Spirits — 1.3%
Constellation Brands, Inc., Class A	14,190	1,912,812

Building Products-Cement — 1.3%
Vulcan Materials Co.	19,620	1,894,900

Coatings/Paint — 1.5%
Axalta Coating Systems, Ltd.†	80,962	2,236,980

Commercial Services — 6.2%
Aramark	69,520	2,109,932
CoStar Group, Inc.†	16,260	3,301,918
ServiceMaster Global Holdings, Inc.†	104,685	3,732,020

		9,143,870

Commercial Services-Finance — 7.0%
Euronet Worldwide, Inc.†	36,495	2,928,359
SEI Investments Co.	50,180	2,600,328
Vantiv, Inc., Class A†	49,879	2,501,432
WEX, Inc.†	25,950	2,333,164

		10,363,283

Computer Graphics — 1.3%
CyberArk Software, Ltd.†	39,289	1,950,306

Computer Services — 2.3%
EPAM Systems, Inc.†	27,657	2,139,269
Fleetmatics Group PLC†	22,920	1,275,727

		3,414,996

Dental Supplies & Equipment — 1.8%
Align Technology, Inc.†	41,130	2,692,370

Diagnostic Equipment — 0.9%
Cepheid†	41,617	1,390,008

Diagnostic Kits — 1.7%
Alere, Inc.†	55,330	2,551,820

Distribution/Wholesale — 1.4%
HD Supply Holdings, Inc.†	68,330	2,035,551

Diversified Manufacturing Operations — 3.3%
A.O. Smith Corp.	30,380	2,333,792
Carlisle Cos., Inc.	30,000	2,610,000

		4,943,792

Drug Delivery Systems — 1.5%
DexCom, Inc.†	27,635	2,302,548

Electronic Components-Semiconductors — 1.5%
Ambarella, Inc.†	14,983	740,760
Cavium, Inc.†	20,950	1,486,402

		2,227,162

Electronic Security Devices — 3.0%
Allegion PLC	39,330	2,563,136
TASER International, Inc.†	81,440	1,906,510

		4,469,646

Enterprise Software/Service — 3.7%
Guidewire Software, Inc.†	39,810	2,318,136
Tyler Technologies, Inc.†	18,320	3,120,995

		5,439,131

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	63,200	2,098,240

Finance-Investment Banker/Broker — 2.1%
Evercore Partners, Inc., Class A	29,870	1,612,980
Raymond James Financial, Inc.	27,410	1,510,565

		3,123,545

Finance-Leasing Companies — 1.2%
Air Lease Corp.	54,450	1,835,509

Health Care Cost Containment — 0.7%
HealthEquity, Inc.†	33,775	1,104,780

Industrial Automated/Robotic — 0.9%
Cognex Corp.	37,370	1,405,112

Internet Application Software — 1.5%
Splunk, Inc.†	39,360	2,210,458

Lighting Products & Systems — 1.6%
Acuity Brands, Inc.	11,210	2,450,506

Machinery-General Industrial — 1.8%
Wabtec Corp.	33,060	2,739,682

Medical Products — 0.5%
Intersect ENT, Inc.†	36,110	691,868

Medical-Biomedical/Gene — 3.0%
Alnylam Pharmaceuticals, Inc.†	14,488	1,245,244
Bluebird Bio, Inc.†	8,400	647,892
Medivation, Inc.†	26,476	1,113,580
PTC Therapeutics, Inc.†	11,680	290,482
Ultragenyx Pharmaceutical, Inc.†	12,270	1,219,024

		4,516,222

Medical-Drugs — 1.4%
Clovis Oncology, Inc.†	15,390	1,537,615
Insys Therapeutics, Inc.†	20,000	515,200

		2,052,815

Oil Companies-Exploration & Production — 1.3%
Diamondback Energy, Inc.†	27,140	2,004,018

Physicians Practice Management — 1.8%
Envision Healthcare Holdings, Inc.†	92,792	2,616,734

Real Estate Management/Services — 1.6%
CBRE Group, Inc., Class A†	62,540	2,331,491

Recreational Vehicles — 1.2%
Brunswick Corp.	32,740	1,761,739

Resort/Theme Parks — 1.6%
Vail Resorts, Inc.	20,710	2,364,461

Retail-Apparel/Shoe — 2.1%
Caleres, Inc.	50,670	1,548,475
Men’s Wearhouse, Inc.	38,420	1,536,032

		3,084,507

Retail-Arts & Crafts — 1.0%
Michaels Cos., Inc.†	63,960	1,495,385

Retail-Automobile — 1.4%
Lithia Motors, Inc., Class A	17,530	2,057,847

Retail-Perfume & Cosmetics — 1.4%
Ulta Salon Cosmetics & Fragrance, Inc.†	12,040	2,094,478

Retail-Restaurants — 1.5%
Dave & Buster’s Entertainment, Inc.†	58,869	2,271,166

Rubber/Plastic Products — 0.6%
Proto Labs, Inc.†	13,680	887,011

Schools — 1.5%
Bright Horizons Family Solutions, Inc.†	34,970	2,238,779

Telephone-Integrated — 1.9%
Zayo Group Holdings, Inc.†	104,738	2,778,699

Theaters — 1.6%
Cinemark Holdings, Inc.	69,340	2,457,410

Transactional Software — 0.9%
Black Knight Financial Services, Inc., Class A†	35,316	1,272,435

Transport-Truck — 1.2%
Old Dominion Freight Line, Inc.†	27,900	1,728,126

Veterinary Diagnostics — 1.6%
VCA, Inc.†	43,010	2,355,658

X-Ray Equipment — 1.3%
Hologic, Inc.†	48,720	1,893,259

Total Long-Term Investment Securities (cost $121,773,647)		138,877,708

REPURCHASE AGREEMENTS — 6.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $9,182,000 and collateralized by $9,565,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $9,368,631 (cost $9,182,000)	$9,182,000	9,182,000

TOTAL INVESTMENTS (cost $130,955,647) (1)	99.7%	148,059,708
Other assets less liabilities	0.3	485,590

NET ASSETS	100.0%	$148,545,298

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$138,877,708	$—	$—	$138,877,708
Repurchase Agreements	—	9,182,000	—	9,182,000

Total Investments at Value	$138,877,708	$9,182,000	$—	$148,059,708

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.1%
Airlines — 0.4%
Spirit Airlines, Inc.†	29,019	$1,077,185

Apparel Manufacturers — 1.1%
G-III Apparel Group, Ltd.†	58,424	3,218,578

Applications Software — 1.0%
Paycom Software, Inc.†	73,963	2,811,334

Athletic Equipment — 0.8%
Jarden Corp.†	49,982	2,239,194

Audio/Video Products — 0.9%
Harman International Industries, Inc.	22,531	2,477,509

Auto/Truck Parts & Equipment-Original — 1.5%
Gentherm, Inc.†	49,404	2,428,701
Tenneco, Inc.†	33,706	1,907,422

		4,336,123

Banks-Commercial — 1.9%
Signature Bank†	25,629	3,816,671
SVB Financial Group†	14,771	1,803,096

		5,619,767

Building & Construction Products-Misc. — 1.4%
Owens Corning	46,465	2,115,551
Trex Co., Inc.†	50,172	1,960,220

		4,075,771

Building & Construction-Misc. — 0.8%
Dycom Industries, Inc.†	30,092	2,289,700

Building Products-Air & Heating — 0.9%
Lennox International, Inc.	18,846	2,502,937

Building Products-Doors & Windows — 0.6%
Masonite International Corp.†	30,669	1,836,153

Chemicals-Plastics — 0.9%
PolyOne Corp.	75,819	2,535,387

Chemicals-Specialty — 0.4%
Methanex Corp.	30,700	1,225,851

Commercial Services — 1.2%
CoStar Group, Inc.†	17,813	3,617,286

Commercial Services-Finance — 2.1%
Euronet Worldwide, Inc.†	53,613	4,301,907
WEX, Inc.†	20,533	1,846,122

		6,148,029

Communications Software — 1.4%
SolarWinds, Inc.†	70,181	4,072,603

Computer Services — 3.0%
Barracuda Networks, Inc.†	140,136	2,687,809
EPAM Systems, Inc.†	40,866	3,160,985
Manhattan Associates, Inc.†	39,587	2,883,913

		8,732,707

Computer Software — 2.4%
InterXion Holding NV†	96,298	2,829,235
SS&C Technologies Holdings, Inc.	56,299	4,174,571

		7,003,806

Consulting Services — 1.2%
Advisory Board Co.†	32,796	1,437,449
CEB, Inc.	26,240	1,961,702

		3,399,151

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	28,746	2,851,891

Containers-Paper/Plastic — 1.2%
Berry Plastics Group, Inc.†	106,853	3,579,575

Dental Supplies & Equipment — 1.0%
Align Technology, Inc.†	44,136	2,889,143

Diagnostic Equipment — 1.2%
VWR Corp.†	127,289	3,501,720

Distribution/Wholesale — 2.2%
Core-Mark Holding Co., Inc.	40,188	3,266,883
Pool Corp.	38,623	3,149,319

		6,416,202

Diversified Manufacturing Operations — 2.2%
A.O. Smith Corp.	35,395	2,719,044
Carlisle Cos., Inc.	41,896	3,644,952

		6,363,996

Drug Delivery Systems — 1.9%
DexCom, Inc.†	46,947	3,911,624
Flamel Technologies SA ADR†	96,198	1,575,723

		5,487,347

E-Marketing/Info — 0.8%
Marketo, Inc.†	81,962	2,412,142

Electronic Components-Semiconductors — 3.1%
Cavium, Inc.†	59,280	4,205,916
Qorvo, Inc.†	55,233	2,426,386
Silicon Laboratories, Inc.†	43,948	2,196,081

		8,828,383

Electronic Design Automation — 1.8%
Cadence Design Systems, Inc.†	229,333	5,095,779

Electronic Security Devices — 0.2%
TASER International, Inc.†	29,113	681,535

Enterprise Software/Service — 4.8%
Guidewire Software, Inc.†	81,520	4,746,910
Qlik Technologies, Inc.†	86,476	2,712,752
Tyler Technologies, Inc.†	12,509	2,131,033
Ultimate Software Group, Inc.†	20,369	4,162,405

		13,753,100

Finance-Investment Banker/Broker — 2.1%
E*TRADE Financial Corp.†	136,470	3,890,760
Evercore Partners, Inc., Class A	39,931	2,156,274

		6,047,034

Finance-Other Services — 0.8%
MarketAxess Holdings, Inc.	21,793	2,207,849

Financial Guarantee Insurance — 1.3%
MGIC Investment Corp.†	396,442	3,726,555

Food-Dairy Products — 0.9%
WhiteWave Foods Co.†	62,213	2,549,489

Food-Misc./Diversified — 0.8%
Hain Celestial Group, Inc.†	47,036	2,344,745

Footwear & Related Apparel — 0.8%
Skechers U.S.A., Inc., Class A†	76,561	2,388,703

Home Furnishings — 0.9%
American Woodmark Corp.†	35,963	2,614,510

Human Resources — 2.7%
Team Health Holdings, Inc.†	81,266	4,849,142

TrueBlue, Inc.†	100,141	2,901,085

		7,750,227

Industrial Automated/Robotic — 0.5%
Cognex Corp.	39,451	1,483,358

Instruments-Controls — 0.8%
Woodward, Inc.	47,968	2,182,544

Investment Management/Advisor Services — 1.0%
WisdomTree Investments, Inc.	151,618	2,915,614

Medical Instruments — 2.0%
Bio-Techne Corp.	38,255	3,374,091
Bruker Corp.†	127,088	2,334,607

		5,708,698

Medical Products — 2.2%
Globus Medical, Inc., Class A†	133,102	2,974,830
Penumbra, Inc.†	7,948	294,314
Wright Medical Group NV†	166,294	3,214,463

		6,483,607

Medical-Biomedical/Gene — 2.6%
Esperion Therapeutics, Inc.†	34,553	829,272
Exact Sciences Corp.†	138,606	1,154,588
Intercept Pharmaceuticals, Inc.†	8,341	1,311,205
Medivation, Inc.†	67,346	2,832,573
Retrophin, Inc.†	66,300	1,268,319

		7,395,957

Medical-Drugs — 2.3%
Chiasma, Inc.†	45,456	1,033,669
Clovis Oncology, Inc.†	28,833	2,880,705
Pacira Pharmaceuticals, Inc.†	52,026	2,598,699

		6,513,073

Medical-Generic Drugs — 1.9%
Impax Laboratories, Inc.†	97,332	3,370,607
Teligent, Inc.†	286,968	2,086,258

		5,456,865

Medical-Hospitals — 1.6%
Acadia Healthcare Co., Inc.†	45,166	2,773,644
Tenet Healthcare Corp.†	58,805	1,844,713

		4,618,357

Motion Pictures & Services — 0.8%
Lions Gate Entertainment Corp.	59,983	2,337,538

Networking Products — 1.0%
Infinera Corp.†	139,495	2,756,421

Office Furnishings-Original — 0.8%
Steelcase, Inc., Class A	116,535	2,261,944

Oil Companies-Exploration & Production — 1.2%
Diamondback Energy, Inc.†	30,849	2,277,890
RSP Permian, Inc.†	43,276	1,186,628

		3,464,518

Real Estate Management/Services — 0.7%
Realogy Holdings Corp.†	51,974	2,032,183

Recreational Vehicles — 1.7%
Brunswick Corp.	88,953	4,786,561

Research & Development — 1.0%
PAREXEL International Corp.†	46,797	2,953,827

Resort/Theme Parks — 1.1%
Vail Resorts, Inc.	28,994	3,310,245

Retail-Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	85,772	4,123,918

Retail-Bedding — 0.7%
Mattress Firm Holding Corp.†	44,910	1,911,819

Retail-Restaurants — 3.6%
Jack in the Box, Inc.	49,038	3,654,802
Papa John’s International, Inc.	29,703	2,084,260
Texas Roadhouse, Inc.	80,735	2,773,247
Zoe’s Kitchen, Inc.†	52,586	1,810,536

		10,322,845

Retirement/Aged Care — 0.8%
Capital Senior Living Corp.†	104,393	2,361,370

Semiconductor Components-Integrated Circuits — 2.0%
Cypress Semiconductor Corp.	277,860	2,928,644
M/A-COM Technology Solutions Holdings, Inc.†	84,867	2,863,413

		5,792,057

Storage/Warehousing — 0.9%
Mobile Mini, Inc.	72,406	2,479,181

Telecommunication Equipment — 1.3%
ARRIS Group, Inc.†	128,574	3,633,501

Theaters — 1.1%
Cinemark Holdings, Inc.	92,247	3,269,234

Therapeutics — 1.2%
Neurocrine Biosciences, Inc.†	64,646	3,173,472
Sarepta Therapeutics, Inc.†	18,418	443,137

		3,616,609

Transport-Marine — 0.5%
Kirby Corp.†	21,446	1,400,209

Transport-Truck — 0.5%
ArcBest Corp.	61,401	1,590,286

Veterinary Diagnostics — 1.5%
VCA, Inc.†	78,905	4,321,627

Web Hosting/Design — 0.8%
Wix.com, Ltd.†	103,469	2,288,734

Total Long-Term Investment Securities (cost $253,079,693)		274,481,696

SHORT-TERM INVESTMENT SECURITIES — 5.0%
Time Deposits — 5.0%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $14,363,000)	$14,363,000	14,363,000

TOTAL INVESTMENTS (cost $267,442,693) (1)	100.1%	288,844,696
Liabilities in excess of other assets	(0.1)	(247,073)

NET ASSETS	100.0%	$288,597,623

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR - American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$274,481,696	$—	$—	$274,481,696
Short-Term Investment Securities	—	14,363,000	—	14,363,000

Total Investments at Value	$274,481,696	$14,363,000	$—	$288,844,696

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Marsico Focused Growth Portfolio#

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 99.8%
Aerospace/Defense — 4.2%
Boeing Co.	79,399	$11,756,610

Applications Software — 5.0%
Salesforce.com, Inc.†	179,576	13,954,851

Athletic Footwear — 5.8%
NIKE, Inc., Class B	122,647	16,070,436

Coatings/Paint — 5.7%
Sherwin-Williams Co.	59,250	15,809,677

Computers — 3.8%
Apple, Inc.	89,110	10,648,645

E-Commerce/Products — 7.9%
Alibaba Group Holding, Ltd. ADR†	161,543	13,542,149
Amazon.com, Inc.†	13,593	8,507,859

		22,050,008

Entertainment Software — 3.3%
Electronic Arts, Inc.†	129,480	9,331,624

Finance-Credit Card — 5.9%
Visa, Inc., Class A	213,075	16,530,358

Finance-Investment Banker/Broker — 4.4%
Charles Schwab Corp.	400,571	12,225,427

Internet Content-Entertainment — 7.8%
Facebook, Inc., Class A†	213,977	21,819,235

Medical-Biomedical/Gene — 7.7%
Celgene Corp.†	67,398	8,270,409
Regeneron Pharmaceuticals, Inc.†	9,879	5,506,456
Vertex Pharmaceuticals, Inc.†	60,788	7,582,695

		21,359,560

Medical-Drugs — 5.6%
Novartis AG	109,574	9,960,265
Pacira Pharmaceuticals, Inc.†	111,103	5,549,595

		15,509,860

Medical-HMO — 3.5%
UnitedHealth Group, Inc.	83,406	9,823,559

Medical-Hospitals — 2.8%
HCA Holdings, Inc.†	113,817	7,829,471

Multimedia — 4.3%
Walt Disney Co.	105,439	11,992,632

Oil-Field Services — 0.0%
Schlumberger, Ltd.	625	48,850

Retail-Discount — 3.6%
Dollar Tree, Inc.†	151,069	9,893,509

Retail-Drug Store — 3.5%
CVS Health Corp.	99,067	9,785,838

Retail-Restaurants — 8.8%
Chipotle Mexican Grill, Inc.†	17,145	10,976,743
Starbucks Corp.	218,608	13,678,303

		24,655,046

Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	23,379	17,239,441

Total Long-Term Investment Securities (cost $228,232,677)		278,334,637

REPURCHASE AGREEMENTS — 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $943,000 and collateralized by $985,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having approximate value of $964,778 (cost $943,000)	$943,000	943,000

TOTAL INVESTMENTS (cost $229,175,677)(1)	100.2%	279,277,637
Liabilities in excess of other assets	(0.2)	(451,733)

NET ASSETS	100.0%	$278,825,904

#	Effective May 1, 2015, the Portfolio’s name changed to SA Marsico Focused Growth Portfolio.
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$278,334,637	$—	$—	$278,334,637
Repurchase Agreements	—	943,000	—	943,000

Total Investments at Value	$278,334,637	$943,000	$—	$279,277,637

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end reporting period. Securities currently valued at $9,960,265 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. These were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Technology Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.7%
Applications Software — 9.2%
Check Point Software Technologies, Ltd.†	19,134	$1,625,242
Imperva, Inc.†	700	49,434
King Digital Entertainment PLC	97,464	1,458,061
Nuance Communications, Inc.†	30,079	510,441
Red Hat, Inc.†	2,771	219,214
Salesforce.com, Inc.†	6,483	503,794
Verint Systems, Inc.†	12,049	573,291

		4,939,477

Commercial Services-Finance — 2.5%
CPI Card Group, Inc.†	11,906	132,157
Euronet Worldwide, Inc.†	2,191	175,806
PayPal Holdings, Inc.†	3,700	133,237
Sabre Corp.	9,889	289,945
Travelport Worldwide, Ltd.	36,635	496,404
Vantiv, Inc., Class A†	2,800	140,420

		1,367,969

Communications Software — 2.4%
SolarWinds, Inc.†	22,200	1,288,266
Xura, Inc.†	2	52

		1,288,318

Computer Services — 1.2%
Computer Sciences Corp.	9,800	652,582

Computer Software — 1.6%
AVG Technologies NV†	36,489	864,789

Computers — 4.7%
Apple, Inc.	21,278	2,542,721

Computers-Memory Devices — 0.4%
EMC Corp.	8,500	222,870

Computers-Periphery Equipment — 1.3%
Electronics For Imaging, Inc.†	15,200	705,888

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	5,100	371,892

Electric Products-Misc. — 0.3%
Mabuchi Motor Co., Ltd.	2,800	140,151

Electronic Components-Semiconductors — 27.3%
Altera Corp.	10,700	562,285
Avago Technologies, Ltd.	17,898	2,203,781
Broadcom Corp., Class A	49,043	2,520,810
Cavium, Inc.†	7,911	561,285
Freescale Semiconductor, Ltd.†	9,980	334,230
Lattice Semiconductor Corp.†	115,800	530,364
Mellanox Technologies, Ltd.†	2,300	108,353
Micron Technology, Inc.†	16,100	266,616
Microsemi Corp.†	38,363	1,381,452
QLogic Corp.†	13,900	172,360
Qorvo, Inc.†	32,320	1,419,818
Rovi Corp.†	55,500	507,825
Skyworks Solutions, Inc.	14,026	1,083,368
Synaptics, Inc.†	36,350	3,093,022

		14,745,569

Electronic Design Automation — 7.1%
Synopsys, Inc.†	76,362	3,816,573

Enterprise Software/Service — 0.8%
Veeva Systems, Inc., Class A†	9,000	228,330
Xactly Corp†	23,880	222,084

		450,414

Entertainment Software — 0.1%
Activision Blizzard, Inc.	829	28,816

Finance-Credit Card — 2.6%
Visa, Inc., Class A	18,300	1,419,714

Internet Content-Entertainment — 0.7%
Facebook, Inc., Class A†	3,500	356,895

Internet Infrastructure Software — 1.0%
F5 Networks, Inc.†	4,900	539,980

Networking Products — 3.3%
Arista Networks, Inc.†	10,195	657,680
Cisco Systems, Inc.	34,100	983,785
Palo Alto Networks, Inc.†	800	128,800

		1,770,265

Power Converter/Supply Equipment — 2.6%
Advanced Energy Industries, Inc.†	49,532	1,400,765

Security Services — 1.3%
LifeLock, Inc.†	50,000	700,500

Semiconductor Components-Integrated Circuits — 6.0%
Atmel Corp.	58,500	444,600
Cypress Semiconductor Corp.	68,552	722,538
Maxim Integrated Products, Inc.	50,500	2,069,490

		3,236,628

Semiconductor Equipment — 13.2%
Applied Materials, Inc.	8,000	134,160
Lam Research Corp.	59,162	4,531,218
Mattson Technology, Inc.†	135,804	317,781
Teradyne, Inc.	109,764	2,142,593

		7,125,752

Telecommunication Equipment — 0.4%
ARRIS Group, Inc.†	7,000	197,820

Web Hosting/Design — 0.3%
Q2 Holdings, Inc.†	7,179	176,962

Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	1,700	1,253,563
Alphabet, Inc., Class C†	1,803	1,281,590

		2,535,153

Total Long-Term Investment Securities (cost $41,977,655)		51,598,463

REPURCHASE AGREEMENTS — 4.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount $2,456,000 collateralized by $2,560,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $2,507,443 (cost $2,456,000)	$2,456,000	2,456,000

TOTAL INVESTMENTS (cost $44,433,655)(1)	100.2%	54,054,463
Liabilities in excess of other assets	(0.2)	(111,436)

NET ASSETS	100.0%	$53,943,027

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$51,598,463	$—	$—	$51,598,463
Repurchase Agreements	—	2,456,000	—	2,456,000

Total Investments at Value	$51,598,463	$2,456,000	$—	$54,054,463

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.0%
Aerospace/Defense — 1.0%
Spirit AeroSystems Holdings, Inc., Class A†	122,160	$6,442,718

Applications Software — 0.6%
Verint Systems, Inc.†	84,260	4,009,091

Auto/Truck Parts & Equipment-Original — 3.4%
Dana Holding Corp.	402,420	6,760,656
Lear Corp.	63,360	7,923,802
Tenneco, Inc.†	116,480	6,591,603

		21,276,061

Banks-Commercial — 6.1%
Associated Banc-Corp.	258,080	4,991,267
Fulton Financial Corp.	454,620	6,101,000
Synovus Financial Corp.	180,320	5,703,522
Texas Capital Bancshares, Inc.†	100,240	5,533,248
Webster Financial Corp.	170,910	6,340,761
Zions Bancorporation	313,710	9,025,437

		37,695,235

Banks-Super Regional — 2.9%
Comerica, Inc.	201,890	8,762,026
Huntington Bancshares, Inc.	820,560	9,001,543

		17,763,569

Building-Heavy Construction — 1.4%
Granite Construction, Inc.	242,400	7,960,416
Tutor Perini Corp.†	33,663	564,865

		8,525,281

Building-Residential/Commercial — 2.0%
Meritage Homes Corp.†	182,640	6,439,886
PulteGroup, Inc.	338,730	6,208,921

		12,648,807

Cable/Satellite TV — 0.8%
Cable One, Inc.†	11,060	4,793,846

Chemicals-Diversified — 0.8%
Huntsman Corp.	398,650	5,250,221

Chemicals-Plastics — 1.2%
A. Schulman, Inc.	202,340	7,261,983

Circuit Boards — 0.6%
TTM Technologies, Inc.†	496,593	3,625,129

Commercial Services — 0.9%
Quanta Services, Inc.†	285,890	5,749,248

Computer Services — 1.9%
Amdocs, Ltd.	102,160	6,085,671
Genpact, Ltd.†	153,100	3,793,818
Insight Enterprises, Inc.†	72,184	1,833,474

		11,712,963

Computers-Integrated Systems — 1.5%
NCR Corp.†	346,460	9,215,836

Consulting Services — 1.4%
Booz Allen Hamilton Holding Corp.	291,740	8,594,660

Consumer Products-Misc. — 1.0%
Helen of Troy, Ltd.†	61,570	6,108,360

Containers-Paper/Plastic — 0.8%
Graphic Packaging Holding Co.	370,650	5,248,404

Distribution/Wholesale — 0.9%
WESCO International, Inc.†	112,290	5,494,350

Diversified Manufacturing Operations — 1.3%
ITT Corp.	204,170	8,081,049

E-Services/Consulting — 1.5%
CDW Corp.	208,730	9,328,144

Electric-Integrated — 2.6%
PNM Resources, Inc.	302,080	8,494,490
Westar Energy, Inc.	193,430	7,679,171

		16,173,661

Electronic Components-Misc. — 2.0%
Celestica, Inc.†	327,950	3,679,599
Vishay Intertechnology, Inc.	833,270	8,832,662

		12,512,261

Electronic Components-Semiconductors — 1.7%
Advanced Micro Devices, Inc.†	751,620	1,593,434
Fairchild Semiconductor International, Inc.†	549,060	9,158,321

		10,751,755

Electronic Measurement Instruments — 1.4%
Keysight Technologies, Inc.†	270,630	8,952,440

Electronic Parts Distribution — 1.6%
Avnet, Inc.	222,990	10,130,436

Engineering/R&D Services — 2.7%
AECOM†	301,008	8,870,706
EMCOR Group, Inc.	159,530	7,702,108

		16,572,814

Finance-Consumer Loans — 0.7%
SLM Corp.†	637,710	4,502,233

Finance-Investment Banker/Broker — 1.0%
E*TRADE Financial Corp.†	223,920	6,383,959

Food-Dairy Products — 0.7%
Dean Foods Co.	245,035	4,437,584

Food-Misc./Diversified — 1.6%
Ingredion, Inc.	106,330	10,107,730

Footwear & Related Apparel — 1.0%
Crocs, Inc.†	580,110	6,265,188

Gas-Distribution — 2.9%
Southwest Gas Corp.	142,550	8,761,123
UGI Corp.	249,700	9,156,499

		17,917,622

Insurance-Life/Health — 3.0%
CNO Financial Group, Inc.	476,540	9,154,333
StanCorp Financial Group, Inc.	82,100	9,418,512

		18,572,845

Insurance-Multi-line — 1.4%
American Financial Group, Inc.	122,170	8,819,452

Insurance-Property/Casualty — 2.6%
First American Financial Corp.	227,900	8,689,827

Hanover Insurance Group, Inc.	90,850	7,654,112

		16,343,939

Insurance-Reinsurance — 4.0%
Aspen Insurance Holdings, Ltd.	192,220	9,343,814
Essent Group, Ltd.†	292,666	7,053,251
Validus Holdings, Ltd.	190,840	8,454,212

		24,851,277

Machinery-Construction & Mining — 1.2%
Oshkosh Corp.	183,940	7,558,095

Machinery-Electrical — 1.3%
Regal Beloit Corp.	125,720	8,019,679

Medical-HMO — 1.9%
Molina Healthcare, Inc.†	71,080	4,406,960
WellCare Health Plans, Inc.†	83,670	7,413,162

		11,820,122

Medical-Hospitals — 1.1%
LifePoint Health, Inc.†	102,346	7,049,592

Networking Products — 1.2%
Polycom, Inc.†	521,170	7,181,723

Office Supplies & Forms — 1.1%
Avery Dennison Corp.	106,180	6,898,515

Oil Companies-Exploration & Production — 2.7%
QEP Resources, Inc.	579,120	8,953,195
SM Energy Co.	237,640	7,925,294

		16,878,489

Oil Companies-Integrated — 1.5%
Murphy Oil Corp.	317,880	9,037,328

Oil Refining & Marketing — 1.0%
Murphy USA, Inc.†	100,000	6,137,000

Oil-Field Services — 1.7%
MRC Global, Inc.†	622,410	7,406,679
RPC, Inc.	315,800	3,483,274

		10,889,953

Publishing-Books — 0.7%
Scholastic Corp.	100,477	4,106,495

Real Estate Investment Trusts — 5.8%
DDR Corp.	337,840	5,675,712
Gramercy Property Trust, Inc.	329,370	7,470,112
LTC Properties, Inc.	176,250	7,552,312
Mid-America Apartment Communities, Inc.	70,050	5,967,560
RLJ Lodging Trust	219,980	5,519,298
STAG Industrial, Inc.	193,170	3,963,848

		36,148,842

Retail-Apparel/Shoe — 2.0%
Caleres, Inc.	162,260	4,958,665
Children’s Place, Inc.	133,870	7,184,803

		12,143,468

Retail-Computer Equipment — 0.9%
GameStop Corp., Class A	117,810	5,427,507

Retail-Discount — 1.1%
Big Lots, Inc.	150,340	6,930,674

Retail-Home Furnishings — 0.6%
Pier 1 Imports, Inc.	474,750	3,522,645

Retail-Office Supplies — 1.2%
Office Depot, Inc.†	980,375	7,470,457

Retail-Regional Department Stores — 0.6%
Dillard’s, Inc., Class A	40,420	3,616,782

Retail-Restaurants — 1.3%
Bloomin’ Brands, Inc.	471,690	8,004,579

Savings & Loans/Thrifts — 0.9%
First Niagara Financial Group, Inc.	548,230	5,674,181

Semiconductor Components-Integrated Circuits — 1.1%
Cypress Semiconductor Corp.	630,060	6,640,832

Semiconductor Equipment — 0.8%
Lam Research Corp.	61,970	4,746,282

Steel-Producers — 0.8%
Steel Dynamics, Inc.	268,780	4,964,367

Telecom Equipment-Fiber Optics — 0.9%
Finisar Corp.†	494,210	5,619,168

Transport-Services — 1.2%
Ryder System, Inc.	103,430	7,424,205

Wire & Cable Products — 0.5%
General Cable Corp.	196,560	3,025,058

Total Long-Term Investment Securities (cost $563,553,823)		609,056,189

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Time Deposits — 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 11/02/2015 (cost $13,802,000)	$13,802,000	13,802,000

TOTAL INVESTMENTS (cost $577,355,823)(1)	100.2%	622,858,189
Liabilities in excess of other assets	(0.2)	(1,428,842)

NET ASSETS	100.0%	$621,429,347

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$609,056,189	$—	$—	$609,056,189
Short-Term Investment Securities	—	13,802,000	—	13,802,000

Total Investments at Value	$609,056,189	$13,802,000	$—	$622,858,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.4%
Australia — 4.3%
Asaleo Care, Ltd.	837,968	$1,051,697
Bank of Queensland, Ltd.	606,182	5,649,747
BHP Billiton, Ltd.	117,045	1,921,359
Challenger, Ltd.	864,943	5,076,188
Telstra Corp., Ltd.	601,901	2,317,764

		16,016,755

Belgium — 1.0%
Anheuser-Busch InBev NV	32,445	3,878,215

Canada — 4.5%
BCE, Inc.	60,500	2,615,066
Encana Corp.	291,900	2,221,172
Home Capital Group, Inc.	101,900	2,482,040
Intact Financial Corp.	45,900	3,278,220
Suncor Energy, Inc.	209,600	6,237,027

		16,833,525

Cayman Islands — 0.3%
Casetek Holdings, Ltd.	279,000	1,228,980

Denmark — 0.7%
Danske Bank A/S	97,344	2,676,750

France — 13.6%
Alcatel-Lucent†	981,640	3,992,925
AXA SA	227,755	6,092,217
Cie de Saint-Gobain	56,634	2,377,759
Eurazeo SA	35,485	2,500,471
Natixis SA	406,253	2,492,788
Sanofi	144,002	14,544,617
SCOR SE	107,805	4,015,214
TOTAL SA	79,895	3,878,428
Veolia Environnement SA	185,888	4,328,420
Vinci SA	97,453	6,577,740

		50,800,579

Germany — 6.0%
Allianz SE	16,650	2,917,568
Bayer AG	36,748	4,903,747
Daimler AG	54,240	4,710,168
Henkel AG & Co. KGaA (preference shares)	16,201	1,758,383
RWE AG	131,214	1,825,984
Siemens AG	63,847	6,424,158

		22,540,008

Hong Kong — 2.5%
AIA Group, Ltd.	734,200	4,314,867
CK Hutchison Holdings, Ltd.	699,000	2,547,771
Lenovo Group, Ltd.	2,800,000	2,601,089

		9,463,727

Ireland — 3.6%
Bank of Ireland†	9,847,314	3,670,896
CRH PLC	79,563	2,175,038
Kerry Group PLC, Class A (ISE)	46,933	3,816,551
Kerry Group PLC, Class A (LSE)	9,593	780,728
Permanent TSB Group Holdings PLC†	599,708	2,881,880

		13,325,093

Italy — 0.9%
Telecom Italia SpA RSP	2,945,396	3,313,401

Japan — 22.4%
Astellas Pharma, Inc.	474,300	6,937,429
ITOCHU Corp.	191,700	2,421,072
Japan Airlines Co., Ltd.	112,700	4,277,501
Japan Hotel REIT Investment Corp.	3,370	2,348,695
Japan Tobacco, Inc.	157,900	5,510,209
KDDI Corp.	134,300	3,278,759
Mitsubishi Corp.	236,800	4,341,758
Mitsubishi Estate Co., Ltd.	122,000	2,635,734
Mitsui Fudosan Co., Ltd.	138,000	3,785,365
Mizuho Financial Group, Inc.	1,619,800	3,359,874
Nintendo Co., Ltd.	17,700	2,857,346
Nissan Motor Co., Ltd.	671,300	7,045,674
Panasonic Corp.	400,300	4,760,342
Recruit Holdings Co., Ltd.	42,000	1,357,421
Seven & i Holdings Co., Ltd.	60,200	2,749,335
Shinsei Bank, Ltd.	1,388,000	2,933,123
Sumitomo Mitsui Financial Group, Inc.	150,400	6,057,380
Sumitomo Realty & Development Co., Ltd.	77,000	2,554,968
Sumitomo Warehouse Co., Ltd.	335,000	1,790,627
Tokyo Gas Co., Ltd.	895,000	4,462,020
Toyota Motor Corp.	95,100	5,886,317
Yamaha Motor Co., Ltd.	119,300	2,710,869

		84,061,818

Jersey — 3.0%
Genel Energy PLC†	220,494	870,178
Glencore PLC	636,352	1,103,625
Wolseley PLC	49,431	2,908,661
WPP PLC	277,039	6,226,872

		11,109,336

Netherlands — 5.1%
Airbus Group SE	44,668	3,112,191
Akzo Nobel NV	52,582	3,726,616
ING Groep NV CVA	835,538	12,160,313

		18,999,120

New Zealand — 0.9%
Spark New Zealand, Ltd.	1,488,188	3,385,960

Norway — 0.5%
DNB ASA	142,911	1,819,869

South Korea — 1.4%
Samsung Electronics Co., Ltd.	4,451	5,356,583

Spain — 1.4%
Aena SA†*	29,590	3,302,673
Atresmedia Corp. de Medios de Comunicacion SA	139,710	1,792,887

		5,095,560

Sweden — 1.1%
Com Hem Holding AB	168,676	1,444,206
Skandinaviska Enskilda Banken AB, Class A	256,928	2,703,540

		4,147,746

Switzerland — 5.5%
ACE, Ltd.	36,706	4,167,599
Barry Callebaut AG	2,501	3,003,376
Credit Suisse Group AG	108,356	2,705,474

Nestle SA	56,675	4,334,696
Novartis AG	39,577	3,597,545
UBS Group AG	149,675	2,995,166

		20,803,856

United Kingdom — 17.2%
Admiral Group PLC	56,699	1,409,877
AstraZeneca PLC	92,132	5,894,981
BAE Systems PLC	403,974	2,742,039
Barclays PLC	941,195	3,366,194
BG Group PLC	203,377	3,213,640
Centrica PLC	601,628	2,097,008
Liberty Global PLC LiLAC, Class C†	3,890	150,387
Liberty Global PLC, Class C†	80,700	3,441,048
Lloyds Banking Group PLC	2,156,654	2,451,299
Metro Bank PLC†(1)(2)	54,618	1,345,080
Prudential PLC	318,564	7,459,779
Royal Dutch Shell PLC, Class A	509,481	13,350,780
SSE PLC	166,166	3,880,845
Virgin Money Holdings UK PLC	673,568	4,026,807
Vodafone Group PLC	2,100,923	6,939,089
WM Morrison Supermarkets PLC	330,610	858,791
Worldpay Group PLC†*	461,175	1,983,542

		64,611,186

United States — 1.5%
Philip Morris International, Inc.	63,700	5,631,080

Total Long-Term Investment Securities (cost $357,996,300)		365,099,147

REPURCHASE AGREEMENTS — 4.0%
Agreement with Bank of America NA, bearing interest at 0.06%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $14,893,074 and collateralized by $14,789,000 of United States Treasury Notes, bearing interest at 2.13%, due 08/31/2020 and having an approximate value of $15,263,675 (cost $14,893,000)	$14,893,000	14,893,000

TOTAL INVESTMENTS (cost $372,889,300)(3)	101.4%	379,992,147
Liabilities in excess of other assets	(1.4)	(5,170,056)

NET ASSETS —	100.0%	$374,822,091

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $5,286,215 representing 1.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $1,345,080 representing 0.4% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

ISE — Irish Stock Exchange

LSE — London Stock Exchange

RSP — Risparmio Shares-Savings Shares

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	CAD	945,100	USD	713,488	01/20/2016	$—	$(9,004)
	USD	1,848,668	EUR	1,631,600	12/16/2015	—	(53,253)
	USD	3,702,252	GBP	2,418,500	12/16/2015	25,370	—

						25,370	(62,257)

Barclays Bank PLC	CAD	1,023,000	USD	772,699	01/20/2016	—	(9,344)
	EUR	2,460,300	USD	2,786,782	12/16/2015	79,464	—
	HKD	4,665,900	USD	601,501	11/18/2015	—	(530)
	USD	6,593,233	HKD	51,119,300	11/18/2015	2,579	—
	USD	2,301,143	JPY	285,227,800	11/18/2015	62,829	—
	USD	2,822,658	SGD	3,899,000	11/18/2015	—	(40,979)
	USD	2,498,544	CHF	2,423,900	12/16/2015	—	(42,748)
	USD	3,388,804	EUR	2,973,600	12/16/2015	—	(116,650)

						144,872	(210,251)

Citibank N.A.	CAD	1,901,200	USD	1,436,500	01/20/2016	—	(16,893)
	EUR	6,643,300	USD	7,524,866	12/16/2015	214,569	—
	JPY	33,306,400	USD	276,341	11/18/2015	297	—
	USD	1,915,498	JPY	237,436,500	11/18/2015	52,379	—
	USD	2,517,966	DKK	16,867,100	12/16/2015	—	(28,083)

						267,245	(44,976)

Credit Suisse International	CAD	691,400	USD	522,173	01/20/2016	—	(6,375)
	JPY	59,408,800	USD	501,489	11/18/2015	9,108	—
	USD	492,929	JPY	59,408,800	11/18/2015	—	(548)
	USD	337,008	EUR	297,500	12/16/2015	—	(9,638)
	USD	3,807,955	AUD	5,428,900	01/20/2016	48,494	—

						57,602	(16,561)

Deutsche Bank AG	CAD	1,457,000	USD	1,100,673	01/20/2016	—	(13,146)
	EUR	2,859,600	USD	3,239,155	12/16/2015	92,447	—
	GBP	65,200	USD	99,795	12/16/2015	—	(698)
	USD	1,155,663	GBP	761,600	12/16/2015	18,187	—

						110,634	(13,844)

Goldman Sachs International	USD	1,172,956	GBP	766,300	12/16/2015	8,138	—

HSBC Bank USA	CAD	1,638,000	USD	1,237,422	01/20/2016	—	(14,765)
	EUR	540,300	USD	607,351	12/16/2015	12,804	—
	USD	1,524,655	EUR	1,346,000	12/16/2015	—	(43,514)
	USD	1,213,782	GBP	793,000	12/16/2015	8,465	—
	USD	2,720,960	AUD	3,878,000	01/20/2016	33,799	—

						55,068	(58,279)

JPMorgan Chase Bank	CAD	962,800	USD	727,339	01/20/2016	—	(8,684)
	JPY	37,062,400	USD	298,988	11/18/2015	—	(8,185)
	NZD	3,088,400	USD	1,967,020	01/20/2016	—	(112,587)
	SGD	242,700	USD	175,688	11/18/2015	2,538	—
	USD	307,509	JPY	37,062,400	11/18/2015	—	(335)
	USD	2,037,976	SGD	2,873,400	11/18/2015	12,005	—
	USD	2,803,234	CHF	2,718,100	12/16/2015	—	(49,367)
	USD	2,180,382	EUR	1,924,900	12/16/2015	—	(62,220)
	USD	4,556,956	GBP	2,987,400	12/16/2015	47,509	—
	USD	1,948,575	NOK	16,069,900	12/16/2015	—	(58,591)
	USD	2,370,917	SEK	19,894,600	12/16/2015	—	(39,913)
	USD	182,690	CAD	238,000	01/20/2016	—	(748)

						62,052	(340,630)

State Street Bank and Trust Company	AUD	870,800	USD	610,762	01/20/2016	—	(7,816)
	CAD	1,268,800	USD	958,576	01/20/2016	—	(11,372)
	CHF	2,212,900	USD	2,280,482	12/16/2015	38,462	—
	EUR	2,155,800	USD	2,428,992	12/16/2015	56,747	—
	GBP	3,234,300	USD	4,975,220	12/16/2015	—	(9,790)
	JPY	262,182,900	USD	2,129,681	11/18/2015	—	(43,295)
	USD	2,181,398	JPY	262,182,900	11/18/2015	—	(8,422)
	USD	2,452,430	EUR	2,178,900	12/16/2015	—	(54,765)
	USD	1,871,964	SEK	15,704,000	12/16/2015	—	(31,963)
	USD	2,533,679	ILS	9,937,100	01/20/2016	36,758	—

						131,967	(167,423)

UBS AG	CAD	4,745,400	USD	3,586,360	01/20/2016	—	(41,312)
	USD	2,115,734	CHF	2,051,500	12/16/2015	—	(37,238)
	USD	3,973,526	GBP	2,596,100	12/16/2015	27,830	—
	USD	3,513,129	AUD	5,022,200	01/20/2016	54,418	—

						82,248	(78,550)

Westpac Banking Corporation	CAD	6,411,900	USD	4,867,004	01/20/2016	—	(34,642)
	GBP	1,127,600	USD	1,725,934	12/16/2015	—	(12,030)

						—	(46,672)

Net Unrealized Appreciation/(Depreciation)						$945,196	$(1,039,443)

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Switzerland Franc
EUR — Euro Dollar
GBP — Pound Sterling
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zeland Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — United States Dollar

Industry Allocation*

Banks-Commercial	13.3%
Medical-Drugs	9.6
Oil Companies-Integrated	6.3
Auto-Cars/Light Trucks	4.7
Insurance-Life/Health	4.5
Repurchase Agreements	4.0
Diversified Banking Institutions	3.7
Insurance-Multi-line	3.5
Tobacco	3.0
Telephone-Integrated	2.4
Food-Misc./Diversified	2.3
Cellular Telecom	1.8
Building-Heavy Construction	1.8
Gas-Distribution	1.8
Import/Export	1.7
Diversified Manufacturing Operations	1.7
Real Estate Operations & Development	1.7
Oil Companies-Exploration & Production	1.7
Advertising Agencies	1.7
Telecom Services	1.6
Electric-Integrated	1.5
Electronic Components-Semiconductors	1.4
Audio/Video Products	1.3
Insurance-Property/Casualty	1.3
Water	1.1
Airlines	1.1
Insurance-Reinsurance	1.1
Telecommunication Equipment	1.1
Brewery	1.0
Chemicals-Diversified	1.0
Food-Retail	0.9
Cable/Satellite TV	0.9
Airport Development/Maintenance	0.9
Aerospace/Defense-Equipment	0.8
Food-Confectionery	0.8
Distribution/Wholesale	0.8
Toys	0.8
Aerospace/Defense	0.7
Motorcycle/Motor Scooter	0.7
Real Estate Management/Services	0.7
Computers	0.7
Retail-Drug Store	0.7
Private Equity	0.7
Banks-Mortgage	0.6
Building & Construction Products-Misc.	0.6
Real Estate Investment Trusts	0.6
Building Products-Cement	0.6
Diversified Financial Services	0.5
Diversified Minerals	0.5
Television	0.5
Storage/Warehousing	0.5
Soap & Cleaning Preparation	0.5
Internet Connectivity Services	0.4
Human Resources	0.4
Electronic Components-Misc.	0.3
Metal-Diversified	0.3
Female Health Care Products	0.3

101.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$63,266,106	$—	$1,345,080	$64,611,186
Other Countries	300,487,961	—	—	300,487,961
Repurchase Agreements	—	14,893,000	—	14,893,000

Total Investments at Value	$363,754,067	$14,893,000	$1,345,080	$379,992,147

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$945,196	$—	$945,196

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$1,039,443	$—	$1,039,443

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $279,467,144 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.6%
Australia — 0.9%
Echo Entertainment Group, Ltd.	565,295	$2,059,901
Lend Lease Group	152,463	1,413,378
Woodside Petroleum, Ltd.	79,680	1,682,434

		5,155,713

Belgium — 1.0%
Ageas	54,064	2,389,058
bpost SA	69,577	1,742,141
Delhaize Group	22,067	2,048,292

		6,179,491

Canada — 2.1%
Brookfield Asset Management, Inc., Class A	61,435	2,146,184
Canadian Imperial Bank of Commerce	34,046	2,610,992
Cenovus Energy, Inc.	134,256	2,000,082
Loblaw Cos., Ltd.	35,116	1,850,331
Magna International, Inc.	33,173	1,749,472
Suncor Energy, Inc.	74,501	2,216,912

		12,573,973

Cayman Islands — 0.9%
Cheung Kong Property Holdings, Ltd.	236,500	1,666,051
CK Hutchison Holdings, Ltd.	122,500	1,689,579
Sands China, Ltd.	549,200	1,994,682

		5,350,312

China — 0.4%
China Construction Bank Corp.	2,807,000	2,038,992

Denmark — 0.6%
Danske Bank A/S	59,065	1,624,160
Pandora A/S	18,702	2,157,706

		3,781,866

Finland — 0.3%
UPM-Kymmene Oyj	103,922	1,948,438

France — 4.8%
AXA SA	121,140	3,240,373
BNP Paribas SA	46,741	2,840,295
Cap Gemini SA	20,784	1,851,951
Credit Agricole SA	146,244	1,852,615
Orange SA	155,239	2,737,313
Publicis Groupe SA	23,625	1,534,334
Renault SA	22,369	2,108,793
Safran SA	28,802	2,188,861
Sanofi	41,132	4,154,451
Teleperformance	24,797	1,949,119
Valeo SA	14,042	2,172,589
Vinci SA	32,817	2,215,034

		28,845,728

Germany — 2.5%
Bayer AG	28,920	3,859,159
Continental AG	9,100	2,188,491
Fresenius Medical Care AG & Co. KGaA	23,331	2,100,965
HeidelbergCement AG	28,646	2,135,110
Henkel AG & Co. KGaA (Preference Shares)	19,608	2,128,164
OSRAM Licht AG	41,319	2,431,304

		14,843,193

Hong Kong — 0.3%
China Overseas Land & Investment, Ltd.	574,000	1,866,281
China Overseas Property Holdings, Ltd.†	191,333	32,586

		1,898,867

India — 0.3%
HDFC Bank, Ltd. ADR	33,059	2,021,227

Ireland — 3.4%
Accenture PLC, Class A	28,947	3,103,118
Allergan PLC†	16,725	5,159,161
Eaton Corp. PLC	40,511	2,264,970
Ingersoll-Rand PLC	38,511	2,282,162
Mallinckrodt PLC†	22,667	1,488,542
Pentair PLC	31,320	1,751,414
Ryanair Holdings PLC ADR	31,421	2,456,833
XL Group PLC	51,544	1,962,796

		20,468,996

Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	41,327	2,446,145

Italy — 1.5%
Enel SpA	437,319	2,017,848
Intesa Sanpaolo SpA	875,500	3,049,972
Mediobanca SpA	182,022	1,831,469
Telecom Italia SpA†	1,668,000	2,327,621

		9,226,910

Japan — 7.5%
Bank of Yokohama, Ltd.	295,000	1,856,248
Daicel Corp.	147,400	1,964,193
Fuji Heavy Industries, Ltd.	57,600	2,256,839
FUJIFILM Holdings Corp.	55,700	2,239,632
ITOCHU Corp.	146,400	1,848,957
Japan Tobacco, Inc.	52,500	1,832,083
KDDI Corp.	93,900	2,292,446
Mitsubishi Corp.	117,100	2,147,044
Mitsubishi UFJ Financial Group, Inc.	489,600	3,207,738
Nippon Telegraph & Telephone Corp.	56,800	2,111,584
Obayashi Corp.	189,000	1,666,495
ORIX Corp.	152,600	2,252,895
Sekisui House, Ltd.	130,100	2,182,709
Sompo Japan Nipponkoa Holdings, Inc.	50,800	1,611,522
Sumitomo Chemical Co., Ltd.	287,000	1,662,493
Sumitomo Electric Industries, Ltd.	122,600	1,691,122
Sumitomo Mitsui Financial Group, Inc.	89,100	3,588,514
Toyota Motor Corp.	71,500	4,425,570
West Japan Railway Co.	28,600	2,021,696
Yamaha Corp.	91,600	2,296,263

		45,156,043

Jersey — 0.4%
Shire PLC	31,401	2,384,082

Netherlands — 2.3%
ING Groep NV CVA	200,649	2,920,220
LyondellBasell Industries NV, Class A	31,847	2,958,905
NN Group NV	77,983	2,449,992
NXP Semiconductors NV†	24,155	1,892,544
Unilever NV CVA	75,925	3,433,148

		13,654,809

Norway — 1.0%
Norsk Hydro ASA	530,177	1,900,632
Statoil ASA	158,484	2,540,444
Yara International ASA	35,761	1,623,329

		6,064,405

Singapore — 0.3%
Avago Technologies, Ltd.	16,324	2,009,974

South Korea — 0.4%
Samsung Electronics Co., Ltd.	1,750	2,106,048

Spain — 1.1%
Ferrovial SA	96,080	2,425,825
Iberdrola SA	264,904	1,892,588
Repsol SA	165,669	2,090,492

		6,408,905

Sweden — 0.9%
Svenska Cellulosa AB SCA, Class B	63,538	1,874,113
Swedish Match AB	56,852	1,788,031
Trelleborg AB, Class B	94,690	1,600,416

		5,262,560

Switzerland — 4.4%
ACE, Ltd.	23,816	2,704,069
Actelion, Ltd.†	11,328	1,574,655
Adecco SA	25,949	1,932,163
Lonza Group AG†	13,550	1,990,450
Novartis AG	59,873	5,442,449
Roche Holding AG	19,131	5,192,824
Swiss Re AG	20,899	1,943,060
TE Connectivity, Ltd.	30,971	1,995,771
UBS Group AG	183,397	3,669,981

		26,445,422

United Kingdom — 6.4%
3i Group PLC	230,887	1,783,235
Barclays PLC	772,311	2,762,178
Barratt Developments PLC	248,223	2,343,795
British Land Co. PLC	168,017	2,254,725
BT Group PLC	269,928	1,934,962
Direct Line Insurance Group PLC	339,189	2,062,292
Imperial Tobacco Group PLC	49,762	2,684,190
ITV PLC	536,123	2,086,053
Lloyds Banking Group PLC	2,112,118	2,400,678
Persimmon PLC	78,266	2,405,857
Prudential PLC	88,212	2,065,651
Rio Tinto PLC	106,273	3,863,939
Royal Dutch Shell PLC, Class A	198,631	5,174,939
Vodafone Group PLC	1,271,016	4,198,009

		38,020,503

United States — 53.5%
Abbott Laboratories	66,085	2,960,608
Aetna, Inc.	22,070	2,533,195
Alphabet, Inc., Class C†	11,269	8,010,118
Altria Group, Inc.	83,106	5,025,420
Amazon.com, Inc.†	12,145	7,601,556
Anadarko Petroleum Corp.	38,005	2,541,774
Apple, Inc.	117,845	14,082,477
AvalonBay Communities, Inc.	9,900	1,730,817
Bank of America Corp.	337,702	5,666,640
Best Buy Co., Inc.	46,670	1,634,850
Boston Scientific Corp.†	146,736	2,682,334
Broadcom Corp., Class A	39,346	2,022,384
Broadridge Financial Solutions, Inc.	31,310	1,865,450
Capital One Financial Corp.	33,440	2,638,416
Celgene Corp.†	30,226	3,709,032
Chevron Corp.	29,420	2,673,690
Cigna Corp.	13,805	1,850,422
Cisco Systems, Inc.	149,366	4,309,209
Citigroup, Inc.	115,572	6,144,963
Cognizant Technology Solutions Corp., Class A†	39,759	2,707,985
Comcast Corp., Class A	83,547	5,231,713
ConAgra Foods, Inc.	50,076	2,030,582
Constellation Brands, Inc., Class A	14,566	1,963,497
CVS Health Corp.	38,408	3,793,942
Darden Restaurants, Inc.	25,465	1,576,029
Delta Air Lines, Inc.	56,672	2,881,204
Deluxe Corp.	28,330	1,687,052
Dow Chemical Co.	66,526	3,437,398
Dr Pepper Snapple Group, Inc.	30,020	2,682,887
East West Bancorp, Inc.	59,335	2,396,541
eBay, Inc.†	64,558	1,801,168
Electronic Arts, Inc.†	30,978	2,232,584
Eli Lilly & Co.	25,604	2,088,518
Energizer Holdings, Inc.	41,013	1,756,587
Exxon Mobil Corp.	43,534	3,602,003
F5 Networks, Inc.†	19,104	2,105,261
Facebook, Inc., Class A†	58,617	5,977,175
Fluor Corp.	47,783	2,284,505
Foot Locker, Inc.	29,980	2,031,145
Fortinet, Inc.†	45,220	1,553,759
Gilead Sciences, Inc.	39,748	4,297,951
Halliburton Co.	62,552	2,400,746
Hartford Financial Services Group, Inc.	47,108	2,179,216
Hewlett-Packard Co.†	62,960	1,697,402
Hill-Rom Holdings, Inc.	42,733	2,251,602
Hologic, Inc.†	44,834	1,742,249
Honeywell International, Inc.	30,301	3,129,487
Jarden Corp.†	31,521	1,412,141
Johnson & Johnson	71,168	7,190,103
Jones Lang LaSalle, Inc.	15,037	2,506,818
Juniper Networks, Inc.	81,736	2,565,693
Korn/Ferry International	45,684	1,661,527
Kroger Co.	58,076	2,195,273
Lam Research Corp.	34,112	2,612,638

Lear Corp.	15,570	1,947,184
Leggett & Platt, Inc.	41,027	1,847,446
Lowe’s Cos., Inc.	45,130	3,331,948
Marathon Petroleum Corp.	41,894	2,170,109
Marriott Vacations Worldwide Corp.	29,092	1,873,525
McCormick & Co., Inc.	22,012	1,848,568
McKesson Corp.	11,426	2,042,969
Merck & Co., Inc.	35,679	1,950,214
MetLife, Inc.	59,943	3,019,928
Microsoft Corp.	190,452	10,025,393
Mohawk Industries, Inc.†	10,421	2,037,306
Mondelez International, Inc., Class A	54,450	2,513,412
Morgan Stanley	90,477	2,983,027
Mosaic Co.	69,007	2,331,747
Nasdaq, Inc.	40,290	2,332,388
Navient Corp.	134,651	1,776,047
NextEra Energy, Inc.	19,847	2,037,493
NIKE, Inc., Class B	15,318	2,007,118
Northrop Grumman Corp.	13,884	2,606,721
Occidental Petroleum Corp.	41,506	3,093,857
PACCAR, Inc.	41,690	2,194,979
PayPal Holdings, Inc.†	51,510	1,854,875
Pfizer, Inc.	188,500	6,375,070
PG&E Corp.	46,509	2,483,581
Phillips 66	40,957	3,647,221
Pinnacle Foods, Inc.	47,142	2,078,019
PNC Financial Services Group, Inc.	32,177	2,904,296
Priceline Group, Inc.†	1,716	2,495,476
Principal Financial Group, Inc.	44,730	2,243,657
PulteGroup, Inc.	115,702	2,120,818
Raytheon Co.	20,310	2,384,394
Reinsurance Group of America, Inc.	20,169	1,820,051
Republic Services, Inc.	47,049	2,057,923
Reynolds American, Inc.	60,982	2,946,650
Robert Half International, Inc.	32,039	1,687,174
Rockwell Automation, Inc.	17,673	1,929,185
Ross Stores, Inc.	47,457	2,400,375
Santander Consumer USA Holdings, Inc.†	105,665	1,903,027
Sealed Air Corp.	34,961	1,717,284
Snap-on, Inc.	14,633	2,427,468
St. Jude Medical, Inc.	24,943	1,591,613
Stanley Black & Decker, Inc.	22,109	2,343,112
Stryker Corp.	18,913	1,808,461
SunTrust Banks, Inc.	57,378	2,382,335
Teradyne, Inc.	116,567	2,275,388
Time Warner, Inc.	50,454	3,801,204
Time, Inc.	105,040	1,951,643
UGI Corp.	68,600	2,515,562
United Continental Holdings, Inc.†	35,760	2,156,686
Universal Health Services, Inc., Class B	11,402	1,392,070
Valero Energy Corp.	35,444	2,336,468
Visa, Inc., Class A	50,385	3,908,868
Voya Financial, Inc.	44,013	1,785,607
Wabtec Corp.	21,543	1,785,268
Wells Fargo & Co.	123,658	6,694,844
Western Digital Corp.	17,851	1,192,804
Western Union Co.	107,146	2,062,561
Zimmer Biomet Holdings, Inc.	20,047	2,096,315

		320,876,468

Total Long-Term Investment Securities (cost $540,295,340)		585,169,070

REPURCHASE AGREEMENTS — 2.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00% dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $12,592,000 and collateralized by $13,115,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $12,845,749 (cost $12,592,000)	$12,592,000	12,592,000

TOTAL INVESTMENTS (cost $552,887,340) (1)	99.7%	597,761,070
Other assets less liabilities	0.3	1,861,176

NET ASSETS	100.0%	$599,622,246

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

Industry Allocation*

Medical-Drugs	8.4%
Diversified Banking Institutions	5.2
Banks-Commercial	4.0
Oil Companies-Integrated	3.4
Insurance-Multi-line	3.2
Computers	2.7
Banks-Super Regional	2.4
Tobacco	2.4
Repurchase Agreements	2.1
Telephone-Integrated	1.9
Applications Software	1.7
E-Commerce/Products	1.6
Building-Residential/Commercial	1.6
Auto-Cars/Light Trucks	1.4
Oil Refining & Marketing	1.4
Chemicals-Diversified	1.4
Diversified Manufacturing Operations	1.4
Food-Misc./Diversified	1.3
Electric-Integrated	1.3
Web Portals/ISP	1.3
Medical-Biomedical/Gene	1.3
Computer Services	1.3
Auto/Truck Parts & Equipment-Original	1.3
Airlines	1.3
Oil Companies-Exploration & Production	1.2
Insurance-Life/Health	1.1
Medical Products	1.1
Electronic Components-Semiconductors	1.0
Food-Retail	1.0
Internet Content-Entertainment	1.0
Real Estate Operations & Development	1.0
Building & Construction-Misc.	0.9
Retail-Drug Store	0.9
Cosmetics & Toiletries	0.9
Human Resources	0.9
Cable/Satellite TV	0.9
Aerospace/Defense	0.8
Semiconductor Equipment	0.8
Tools-Hand Held	0.8
Medical Instruments	0.8
Retail-Apparel/Shoe	0.7
Medical-HMO	0.7
Networking Products	0.7
Cellular Telecom	0.7
Casino Hotels	0.7
Real Estate Investment Trusts	0.7
Agricultural Chemicals	0.7
Finance-Credit Card	0.7
Import/Export	0.6
Chemicals-Specialty	0.6
Commercial Services-Finance	0.6
Metal-Diversified	0.6
Multimedia	0.6
Insurance-Reinsurance	0.6
Finance-Consumer Loans	0.6
Retail-Building Products	0.6
Instruments-Controls	0.5
Beverages-Non-alcoholic	0.5
Telecommunication Equipment	0.4
Real Estate Management/Services	0.4
Gas-Distribution	0.4
E-Commerce/Services	0.4
Medical-Generic Drugs	0.4
Lighting Products & Systems	0.4
Oil-Field Services	0.4
Finance-Other Services	0.4
Leisure Products	0.4
Engineering/R&D Services	0.4
Finance-Leasing Companies	0.4
Photo Equipment & Supplies	0.4
Entertainment Software	0.4
Building-Heavy Construction	0.4
Auto-Heavy Duty Trucks	0.4
Electronics-Military	0.4
Rubber-Tires	0.4
Building Products-Cement	0.4
Soap & Cleaning Preparation	0.4
Internet Infrastructure Software	0.4
Television	0.4
Retail-Jewelry	0.3
Dialysis Centers	0.3
Non-Hazardous Waste Disposal	0.3
Medical-Wholesale Drug Distribution	0.3
Textile-Home Furnishings	0.3
Transport-Rail	0.3
Athletic Footwear	0.3
Electronic Components-Misc.	0.3
Beverages-Wine/Spirits	0.3
Publishing-Periodicals	0.3
Advertising Sales	0.3
Paper & Related Products	0.3
Industrial Automated/Robotic	0.3
Metal-Aluminum	0.3
Semiconductor Components-Integrated Circuits	0.3
Resorts/Theme Parks	0.3
Data Processing/Management	0.3
Home Furnishings	0.3
Machinery-General Industrial	0.3
Private Equity	0.3
Batteries/Battery Systems	0.3
X-Ray Equipment	0.3
Transport-Services	0.3
Containers-Paper/Plastic	0.3
Printing-Commercial	0.3
Retail-Consumer Electronics	0.3
Insurance-Property/Casualty	0.3
Retail-Restaurants	0.3
Computer Data Security	0.3
Advertising Services	0.2
Athletic Equipment	0.2
Medical-Hospitals	0.2
Computers-Memory Devices	0.2

99.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$585,169,070	$—	$—	$585,169,070
Repurchase Agreements	—	12,592,000	—	12,592,000

Total Investments at Value	$585,169,070	$12,592,000	$—	$597,761,070

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $148,333,820 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

International Diversified Equities Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.3%
Australia — 0.1%
WorleyParsons, Ltd.	118,133	$549,249

Belgium — 1.4%
Anheuser-Busch InBev NV VVPR†(1)(2)	10,360	0
KBC Groep NV	85,449	5,205,607

		5,205,607

Canada — 1.5%
Barrick Gold Corp.	482,833	3,710,975
Turquoise Hill Resources, Ltd.†	672,394	1,820,339

		5,531,314

China — 0.8%
China Petroleum & Chemical Corp., Class H	4,308,000	3,084,845

France — 8.8%
AXA SA	126,359	3,379,976
L’Oreal SA	23,147	4,226,571
Pernod Ricard SA	73,232	8,632,772
Publicis Groupe SA	74,215	4,819,919
Sanofi	113,090	11,422,416
Vallourec SA	48,620	539,997

		33,021,651

Germany — 7.8%
BASF SE	46,146	3,781,985
Bayer AG	67,006	8,941,452
Continental AG	25,970	6,245,617
HeidelbergCement AG	61,233	4,563,959
SAP SE	74,033	5,851,780

		29,384,793

Ireland — 0.9%
CRH PLC	130,036	3,554,834

Italy — 0.4%
Eni SpA	93,186	1,522,734

Japan — 18.4%
Hitachi, Ltd.	972,000	5,661,878
Hoya Corp.	72,800	3,033,987
Inpex Corp.	406,100	3,888,693
Japan Tobacco, Inc.	290,600	10,141,018
Keyence Corp.	4,700	2,476,390
Kyocera Corp.	40,500	1,846,950
Lawson, Inc.	51,700	3,851,686
Mitsubishi Estate Co., Ltd.	217,000	4,688,150
MS&AD Insurance Group Holdings, Inc.	53,400	1,589,565
NGK Spark Plug Co., Ltd.	232,200	5,716,965
Nitto Denko Corp.	18,300	1,186,535
NTT DOCOMO, Inc.	51,100	998,328
Sekisui House, Ltd.	130,400	2,187,742
Sompo Japan Nipponkoa Holdings, Inc.	209,800	6,655,460
Sumco Corp.	155,500	1,582,448
Sumitomo Mitsui Financial Group, Inc.	88,200	3,552,267
Sumitomo Mitsui Trust Holdings, Inc.	142,000	550,372
Toyota Motor Corp.	152,300	9,426,773

		69,035,207

Jersey — 2.8%
Experian PLC	272,227	4,649,888
Wolseley PLC	98,880	5,818,380

		10,468,268

Netherlands — 7.3%
Akzo Nobel NV	67,785	4,804,090
RELX NV	341,180	5,834,029
Unilever NV CVA	371,746	16,809,469

		27,447,588

Sweden — 1.1%
Nordea Bank AB	358,687	3,967,428

Switzerland — 15.5%
Credit Suisse Group AG	305,098	7,617,804
Nestle SA	226,452	17,319,815
Novartis AG	143,346	13,030,136
Roche Holding AG	43,925	11,922,786
Swisscom AG	7,332	3,783,014
Zurich Insurance Group AG	16,655	4,402,804

		58,076,359

United Kingdom — 30.5%
Admiral Group PLC	134,135	3,335,400
Aggreko PLC	29,582	417,501
Aviva PLC	341,358	2,557,513
BG Group PLC	219,618	3,470,270
British American Tobacco PLC	303,051	18,030,936
BT Group PLC	1,008,435	7,228,902
Bunzl PLC	219,450	6,289,071
GlaxoSmithKline PLC	605,533	13,115,524
Imperial Tobacco Group PLC	173,691	9,368,990
Lloyds Banking Group PLC	6,160,992	7,002,714
Meggitt PLC	688,536	3,753,275
Prudential PLC	437,590	10,246,998
Reckitt Benckiser Group PLC	188,977	18,481,773
RELX PLC	219,178	3,926,220
Smiths Group PLC	222,072	3,293,369
Travis Perkins PLC	109,631	3,238,176
Weir Group PLC	47,369	779,166

		114,535,798

Total Long-Term Investment Securities (cost $361,005,311)		365,385,675

TOTAL INVESTMENTS — (cost $361,005,311)(3)	97.3%	365,385,675
Other assets less liabilities	2.7	10,154,857

NET ASSETS —	100.0%	$375,540,532

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $0 representing 0.0% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

CVA — Certification Van Aandelen (Dutch Cert.)

VVPR — Reduced tax rate shares

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Commonwealth Bank of Australia	JPY	3,125,000,000	USD	26,039,446	11/13/2015	$140,598	$—

JPY — Japanese Yen	USD — United States Dollar

Industry Allocation*
Medical-Drugs	15.6%
Tobacco	10.0
Cosmetics & Toiletries	5.6
Soap & Cleaning Preparation	4.9
Food-Misc./Diversified	4.6
Diversified Banking Institutions	3.9
Banks-Commercial	3.6
Insurance-Life/Health	3.4
Insurance-Property/Casualty	3.1
Telephone-Integrated	2.9
Commercial Services	2.6
Chemicals-Diversified	2.6
Auto-Cars/Light Trucks	2.5
Beverages-Wine/Spirits	2.3
Building Products-Cement	2.1
Insurance-Multi-line	2.1
Oil Companies-Exploration & Production	1.9
Diversified Operations/Commercial Services	1.7
Rubber-Tires	1.7
Distribution/Wholesale	1.6
Enterprise Software/Service	1.5
Auto/Truck Parts & Equipment-Original	1.5
Machinery-Electrical	1.5
Electronic Components-Misc.	1.3
Advertising Services	1.3
Real Estate Management/Services	1.3
Commercial Services-Finance	1.2
Oil Companies-Integrated	1.2
Retail-Convenience Store	1.0
Aerospace/Defense	1.0
Gold Mining	1.0
Diversified Manufacturing Operations	0.9
Retail-Building Products	0.9
Electronic Measurement Instruments	0.7
Building-Residential/Commercial	0.6
Metal-Copper	0.5
Electronic Components-Semiconductors	0.4
Cellular Telecom	0.3
Machinery-Pumps	0.2
Steel Pipe & Tube	0.2
Engineering/R&D Services	0.1

97.3%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Belgium	$5,205,607	$—	$0	$5,205,607
Other Countries	360,180,068	—	—	360,180,068

Total Investments at Value	$365,385,675	$—	$0	$365,385,675

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$140,598	$—	$140,598

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $340,635,767 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 97.4%
Bermuda — 1.3%
GOME Electrical Appliances Holding, Ltd.	7,438,000	$1,372,325
REXLot Holdings, Ltd.(1)(2)	9,450,000	359,682
Shenzhen International Holdings, Ltd.	1,295,250	1,981,997
Skyworth Digital Holdings, Ltd.	2,170,000	1,612,675

		5,326,679

Brazil — 3.5%
Banco do Brasil SA	902,830	3,738,625
Itau Unibanco Holding SA ADR	851,484	5,832,665
JBS SA	552,735	2,042,363
MRV Engenharia e Participacoes SA	596,220	1,147,127
Porto Seguro SA	137,450	1,152,263

		13,913,043

Cayman Islands — 8.4%
ANTA Sports Products, Ltd.	924,000	2,592,961
Belle International Holdings, Ltd.	2,942,000	2,862,060
Casetek Holdings, Ltd.	201,000	885,394
China Lesso Group Holdings, Ltd.	1,113,000	906,127
Chlitina Holding, Ltd.	164,000	1,343,786
Geely Automobile Holdings, Ltd.	6,060,000	3,244,781
Jiangnan Group, Ltd.	3,522,000	808,861
Lee & Man Paper Manufacturing, Ltd.	2,058,000	1,282,500
NetEase, Inc. ADR	35,410	5,117,807
Sino Biopharmaceutical, Ltd.	2,236,000	2,804,160
Tencent Holdings, Ltd.	325,200	6,134,266
Trina Solar, Ltd. ADR†	119,200	1,214,648
Vipshop Holdings, Ltd. ADR†	62,700	1,286,604
Yeong Guan Energy Technology Group Co., Ltd.	183,000	1,175,335
Zhen Ding Technology Holding, Ltd.	681,000	1,946,703

		33,605,993

China — 14.7%
Bank of China, Ltd.	16,572,000	7,847,036
China CITIC Bank Corp., Ltd.†	7,018,000	4,563,610
China Construction Bank Corp.	15,281,000	11,100,048
China Everbright Bank Co., Ltd.	4,223,000	2,070,472
China Merchants Bank Co., Ltd.	2,346,000	6,159,665
China Railway Construction Corp., Ltd., Class H	1,216,500	1,830,102
China Telecom Corp., Ltd.	6,002,000	3,144,030
Great Wall Motor Co., Ltd.	2,148,000	2,627,286
Huadian Power International Corp., Ltd.	2,600,000	1,922,174
Huaneng Power International, Inc.	3,060,000	3,324,285
PICC Property & Casualty Co., Ltd.	2,460,000	5,624,235
Shanghai Pharmaceuticals Holding Co., Ltd.	531,600	1,229,101
Shenzhen Expressway Co., Ltd.	1,498,000	1,155,787
Sinopharm Group Co., Ltd.	854,000	3,525,921
Xinjiang Goldwind Science & Technology Co., Ltd.	483,200	911,463
Zhejiang Expressway Co., Ltd.	1,744,000	2,160,142

		59,195,357

Cyprus — 0.3%
QIWI PLC ADR	63,090	1,085,779

Egypt — 0.5%
Commercial International Bank of Egypt SAE GDR	324,890	1,900,606

Hong Kong — 5.9%
China Mobile, Ltd.	1,026,500	12,283,936
China Overseas Land & Investment, Ltd.	1,760,000	5,722,396
CNOOC, Ltd.	5,122,000	5,729,587

		23,735,919

India — 5.1%
Dr. Reddy’s Laboratories, Ltd. ADR	17,730	1,148,727
HDFC Bank, Ltd. ADR	104,560	6,392,798
ICICI Bank, Ltd. ADR	153,340	1,321,791
Reliance Industries, Ltd. GDR*	272,650	7,825,055
Wipro, Ltd. ADR	296,350	3,668,813

		20,357,184

Indonesia — 1.4%
Astra International Tbk PT	4,667,000	2,011,711
Bank Negara Indonesia Persero Tbk PT	7,865,300	2,732,384
United Tractors Tbk PT	593,200	784,433

		5,528,528

Malaysia — 0.6%
MISC BHD	1,082,700	2,275,787

Poland — 1.3%
Polski Koncern Naftowy Orlen SA	194,530	3,159,819
Polskie Gornictwo Naftowe I Gazownictwo SA	1,180,800	2,096,158

		5,255,977

Qatar — 0.2%
Gulf International Services QSC	51,955	914,859

Russia — 7.7%
Lukoil PJSC ADR	145,580	5,277,275
Magnitogorsk Iron & Steel Works OJSC†	4,225,650	1,595,272
MMC Norilsk Nickel PJSC ADR	320,660	4,777,834
Mobile TeleSystems PJSC ADR	304,415	2,140,037
Moscow Exchange MICEX-RTS PJSC	1,091,065	1,538,216
Sberbank of Russia ADR	1,092,980	6,678,108
Severstal OAO GDR	189,420	2,227,579
Surgutneftegas OAO† (Preference Shares)	5,073,565	3,441,323
Tatneft OAO ADR	101,870	3,152,877

		30,828,521

South Africa — 3.0%
Imperial Holdings, Ltd.	114,340	1,489,337
Netcare, Ltd.	1,087,840	3,097,895
SPAR Group, Ltd.	93,480	1,343,129
Steinhoff International Holdings, Ltd.	986,226	6,036,795

		11,967,156

South Korea — 20.8%
BNK Financial Group, Inc.	102,005	1,252,638
Coway Co., Ltd.	46,450	3,471,374
Crown Confectionery Co. Ltd.	1,740	894,382
GS Home Shopping, Inc.	4,770	712,121
GS Retail Co., Ltd.	37,595	1,899,454

Hana Tour Service, Inc.	7,010	774,756
Hankook Tire Co., Ltd.	59,198	2,271,753
Hyosung Corp.	31,010	3,182,466
Hyundai Development Co.	42,660	1,723,164
Hyundai Elevator Co., Ltd.†	29,968	1,377,416
Industrial Bank of Korea	312,550	3,838,165
Kangwon Land, Inc.	78,710	2,920,427
KB Financial Group, Inc.	155,220	4,921,892
KEPCO Plant Service & Engineering Co., Ltd.	9,180	837,437
KH Vatec Co., Ltd.	49,151	866,572
Kia Motors Corp.	141,785	6,939,698
Korea Electric Power Corp.	47,985	2,163,439
KT&G Corp.	53,590	5,358,765
Lotte Chemical Corp.	13,220	2,788,834
Meritz Securities Co., Ltd.	391,613	1,751,876
NCSoft Corp.	21,415	3,559,618
S-Oil Corp.	35,860	2,148,360
Samsung Electronics Co., Ltd.	18,605	22,390,299
Seah Besteel Corp.	26,825	676,478
SK Hynix, Inc.	170,100	4,580,562

		83,301,946

Taiwan — 15.9%
Advanced Semiconductor Engineering, Inc.	3,964,000	4,615,621
Catcher Technology Co., Ltd.	428,000	4,218,892
Cathay Financial Holding Co., Ltd.	3,530,000	5,045,420
Chicony Electronics Co., Ltd.	862,070	2,060,672
Coretronic Corp.	836,000	772,560
Elite Material Co., Ltd.	900,000	1,849,154
Feng TAY Enterprise Co., Ltd.	321,540	1,847,219
Fubon Financial Holding Co., Ltd.	3,158,000	5,126,576
Grape King Bio, Ltd.	407,000	2,244,151
Hota Industrial Manufacturing Co., Ltd.	341,000	1,134,443
Innolux Corp.	2,692,000	908,017
Inotera Memories, Inc.†	1,681,000	1,299,709
Mega Financial Holding Co., Ltd.	5,523,000	4,032,070
Pegatron Corp.	1,332,000	3,274,250
Pou Chen Corp.	1,673,000	2,370,601
Shin Zu Shing Co., Ltd.	428,000	1,384,324
Taiwan Paiho, Ltd.	735,000	1,763,719
Taiwan Semiconductor Manufacturing Co., Ltd.	907,000	3,813,683
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	582,013	12,781,005
Vanguard International Semiconductor Corp.	883,000	1,141,031
Wan Hai Lines, Ltd.	1,817,000	1,206,165
Win Semiconductors Corp.	800,994	1,091,810

		63,981,092

Thailand — 1.3%
Krung Thai Bank PCL NVDR	6,615,900	3,180,766
RS PCL NVDR	1,388,600	460,687
Thai Union Frozen Products PCL NVDR	3,694,700	1,838,650

		5,480,103

Turkey — 4.9%
Arcelik AS	272,000	1,483,433
Dogus Otomotiv Servis ve Ticaret AS	138,860	504,876
Ford Otomotiv Sanayi AS	72,360	851,323
KOC Holding AS	647,815	2,933,099
TAV Havalimanlari Holding AS	259,795	2,040,648
Tofas Turk Otomobil Fabrikasi AS	140,350	926,713
Tupras Turkiye Petrol Rafinerileri AS†	107,735	2,845,440
Turkiye Halk Bankasi AS	977,785	3,672,479
Turkiye Is Bankasi, Class C	2,513,975	4,294,298

		19,552,309

United Arab Emirates — 0.6%
Air Arabia PJSC	2,233,475	820,907
Dubai Islamic Bank PJSC	890,900	1,569,323

		2,390,230

Total Common Stocks (cost $415,870,771)		390,597,068

REGISTERED INVESTMENT COMPANIES — 0.4%
JPMorgan Indian Investment Trust PLC† (cost $1,574,954)	226,310	1,796,728

Total Long-Term Investment Securities (cost $417,445,725)		392,393,796

TOTAL INVESTMENTS (cost $417,445,725)(3)	97.8%	392,393,796
Other assets less liabilities	2.2	8,690,478

NET ASSETS —	100.0%	$401,084,274

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $7,825,055 representing 2.0% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(2)	Illiquid security. At October 31, 2015, the aggregate value of these securities was $359,682 representing 0.1% of net assets.
(3)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of October 31, 2015	Unrealized Appreciation (Depreciation)
60	Long	SGX CNX S&P NIFTY Index	November 2015	$994,550	$969,240	$(25,310)

Industry Allocation*
Banks-Commercial	18.3%
Electronic Components-Semiconductors	7.4
Semiconductor Components-Integrated Circuits	5.5
Oil Refining & Marketing	4.0
Diversified Financial Services	3.8
Oil Companies-Integrated	3.7
Cellular Telecom	3.6
Auto-Cars/Light Trucks	3.5
Electronic Components-Misc.	1.9
Internet Application Software	1.5
Home Furnishings	1.5
Oil Companies-Exploration & Production	1.4
Real Estate Operations & Development	1.4
Insurance-Property/Casualty	1.4
Retail-Apparel/Shoe	1.4
Metal Processors & Fabrication	1.3
Tobacco	1.3
Public Thoroughfares	1.3
Electric-Generation	1.3
Entertainment Software	1.3
Insurance-Life/Health	1.3
Appliances	1.3
Metal-Diversified	1.2
Diversified Operations	1.2
Athletic Footwear	1.1
Medical-Drugs	1.0
Banks-Special Purpose	1.0
Computer Services	0.9
Internet Content-Entertainment	0.9
Medical-Wholesale Drug Distribution	0.9
Transport-Marine	0.9
Metal Products-Distribution	0.8
Telecom Services	0.8
Medical-Hospitals	0.8
Computers-Periphery Equipment	0.7
Casino Hotels	0.7
Petrochemicals	0.7
Metal-Iron	0.7
Retail-Automobile	0.6
Rubber-Tires	0.6
Beverages-Non-alcoholic	0.6
Steel-Producers	0.5
Electric-Integrated	0.5
Food-Meat Products	0.5
Airport Development/Maintenance	0.5
Circuit Boards	0.5
Retail-Convenience Store	0.5
Building-Heavy Construction	0.5
Food-Canned	0.4
Closed-End Funds	0.4
Textile-Products	0.4
Finance-Investment Banker/Broker	0.4
Building & Construction-Misc.	0.4
Audio/Video Products	0.4
Finance-Other Services	0.4
Machinery-General Industrial	0.4
Cosmetics & Toiletries	0.4
Retail-Consumer Electronics	0.3
Food-Retail	0.3
E-Commerce/Products	0.3
Containers-Paper/Plastic	0.3
Retail-Drug Store	0.3
Energy-Alternate Sources	0.3
Insurance-Multi-line	0.3
Building-Residential/Commercial	0.3
Auto/Truck Parts & Equipment-Original	0.3
Commercial Services-Finance	0.3
Power Converter/Supply Equipment	0.2
Building & Construction Products-Misc.	0.2
Food-Confectionery	0.2
Engineering/R&D Services	0.2
Airlines	0.2
Wire & Cable Products	0.2
Machinery-Construction & Mining	0.2
Travel Services	0.2
Retail-Misc./Diversified	0.2
Steel-Specialty	0.2
Music	0.1
Lottery Services	0.1

97.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1-Unadjusted Quoted Prices	Level 2-Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$4,966,997	$—	$359,682	$5,326,679
Russia	29,290,305	1,538,216	—	30,828,521
Other Countries	354,441,868	—	—	354,441,868
Registered Investment Companies	1,796,728	—	—	1,796,728

Total Investments at Value	$390,495,898	$1,538,216	$359,682	$392,393,796

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$25,310	$—	$—	$25,310

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation(depreciation) on the instrument.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $201,053,130 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.

See Notes to Portfolio of Investments

SunAmerica Series Trust

Foreign Value Portfolio

PORTFOLIO OF INVESTMENTS — October 31, 2015

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 96.7%
Belgium — 1.6%
UCB SA	242,260	$20,971,109

Bermuda — 1.9%
Haier Electronics Group Co., Ltd.	2,381,000	4,614,174
Kunlun Energy Co., Ltd.	10,778,000	8,802,511
Noble Group, Ltd.	29,286,200	10,557,164

		23,973,849

Brazil — 0.2%
Petroleo Brasileiro SA ADR (Preference Shares)†	538,363	2,148,068

Canada — 1.6%
Bombardier, Inc., Class B	5,719,100	6,210,708
Precision Drilling Corp.	1,804,300	7,175,253
Suncor Energy, Inc.	237,300	7,061,290

		20,447,251

Cayman Islands — 1.2%
Cheung Kong Property Holdings, Ltd.	274,284	1,932,225
CK Hutchison Holdings, Ltd.	274,284	3,783,057
GCL-Poly Energy Holdings, Ltd.†	43,857,000	9,166,818

		14,882,100

China — 4.8%
China Life Insurance Co., Ltd.	3,960,000	14,331,536
China Telecom Corp., Ltd.	35,269,383	18,475,175
CRRC Corp., Ltd., Class H	13,626,290	17,475,463
Shanghai Pharmaceuticals Holding Co., Ltd.	2,133,100	4,931,896
Sinopharm Group Co., Ltd.	1,370,400	5,657,988

		60,872,058

Denmark — 0.6%
FLSmidth & Co. A/S	212,130	8,031,875

France — 9.3%
AXA SA	473,514	12,666,023
BNP Paribas SA	263,970	16,040,580
Cie de Saint-Gobain	386,140	16,211,952
Cie Generale des Etablissements Michelin	124,955	12,449,057
Credit Agricole SA	681,140	8,628,662
Orange SA	314,900	5,552,598
Sanofi	161,528	16,314,793
Technip SA	233,430	12,194,124
TOTAL SA	380,580	18,474,899

		118,532,688

Germany — 11.1%
Bayer AG	131,090	17,492,986
Commerzbank AG†	743,680	8,186,057
Deutsche Boerse AG	218,670	20,138,570
Deutsche Lufthansa AG†	1,235,470	18,245,796
HeidelbergCement AG	176,770	13,175,428
LANXESS AG	307,410	16,513,425
Merck KGaA	126,200	12,327,461
METRO AG	429,530	13,239,488
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	47,060	9,392,542
Siemens AG	122,690	12,344,823

		141,056,576

Hong Kong — 1.3%
China Mobile, Ltd.	1,393,500	16,675,757

Ireland — 1.5%
CRH PLC	679,845	18,585,131

Israel — 1.4%
Teva Pharmaceutical Industries, Ltd. ADR	300,197	17,768,660

Italy — 3.0%
Eni SpA	907,015	14,821,354
Intesa Sanpaolo SpA	1,688,488	5,882,172
UniCredit SpA	2,677,049	17,309,649

		38,013,175

Japan — 8.0%
Canon, Inc.	314,900	9,498,931
Konica Minolta, Inc.	1,463,500	15,172,276
Mazda Motor Corp.	165,400	3,295,801
Nissan Motor Co., Ltd.	1,503,700	15,782,183
SoftBank Group Corp.	317,900	17,906,408
Suntory Beverage & Food, Ltd.	382,800	15,575,934
Toshiba Corp.†	4,560,000	12,965,410
Toyota Motor Corp.	187,600	11,611,705

		101,808,648

Jersey — 1.8%
Petrofac, Ltd.	1,787,320	23,227,442

Netherlands — 7.2%
Aegon NV	1,336,750	8,237,642
Akzo Nobel NV	232,110	16,450,207
ING Groep NV CVA	1,211,340	17,629,687
Koninklijke Philips NV	229,399	6,203,041
NN Group NV	345,390	10,851,121
QIAGEN NV†	479,940	11,642,522
SBM Offshore NV†	1,099,505	15,071,070
TNT Express NV	694,070	5,838,743

		91,924,033

Norway — 0.8%
Telenor ASA	524,000	9,885,803

Portugal — 0.5%
Galp Energia SGPS SA	528,450	5,716,381

Russia — 0.5%
MMC Norilsk Nickel PJSC (LSE) ADR	383,808	5,699,549
MMC Norilsk Nickel PJSC (OTC) ADR	58,381	869,877

		6,569,426

Singapore — 1.6%
DBS Group Holdings, Ltd.	1,072,950	13,227,101
Singapore Telecommunications, Ltd.	1,582,000	4,494,511
Singapore Telecommunications, Ltd. 10	844,000	2,385,781

		20,107,393

South Korea — 8.3%
Hana Financial Group, Inc.	657,531	16,033,825
Hyundai Mobis Co., Ltd.	62,336	13,122,793
Hyundai Motor Co.	103,649	14,182,925
KB Financial Group, Inc. ADR	318,766	10,050,692
LG Electronics, Inc.	317,213	13,661,820
POSCO	52,741	8,419,685

Samsung Electronics Co., Ltd. GDR*	49,813	29,813,081

		105,284,821

Spain — 2.3%
Repsol SA	616,245	7,776,080
Telefonica SA	1,355,712	17,934,434
Telefonica SA ADR	289,939	3,818,496

		29,529,010

Sweden — 1.6%
Getinge AB, Class B	809,180	20,258,979

Switzerland — 5.0%
ABB, Ltd.	337,650	6,374,171
Credit Suisse Group AG	753,656	18,817,573
Novartis AG	86,270	7,841,934
Roche Holding AG	58,120	15,775,807
Swiss Re AG	157,215	14,616,883

		63,426,368

Taiwan — 0.7%
Quanta Computer, Inc.	5,499,000	9,401,158

Thailand — 1.0%
Bangkok Bank PCL	2,592,400	12,208,533

United Kingdom — 17.9%
Aviva PLC	1,360,570	10,193,625
BAE Systems PLC	1,071,271	7,271,425
Barclays PLC	5,902,840	21,111,568
BP PLC	3,723,042	22,177,192
GlaxoSmithKline PLC	1,002,377	21,710,955
HSBC Holdings PLC	254,800	2,007,011
HSBC Holdings PLC ADR	348,199	13,604,135
Kingfisher PLC	2,896,740	15,768,077
Lloyds Banking Group PLC	11,912,420	13,539,909
Marks & Spencer Group PLC	1,551,140	12,267,042
Rexam PLC	345,533	2,876,437
Royal Dutch Shell PLC ADR	368,931	19,438,974
Sky PLC	1,154,540	19,507,025
Standard Chartered PLC	1,362,340	15,150,716
Tesco PLC†	5,938,470	16,780,640
Vodafone Group PLC	4,343,483	14,345,988

		227,750,719

Total Long-Term Investment Securities (cost $1,182,202,511)		1,229,057,011

REPURCHASE AGREEMENTS — 3.2%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 10/30/2015, to be repurchased 11/02/2015 in the amount of $41,468,000 and collateralized by $43,185,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00%, due 01/30/2023 and having an approximate value of $42,298,412 (cost $41,468,000)	$41,468,000	41,468,000

TOTAL INVESTMENTS — (cost $1,223,670,511) (1)	99.9%	1,270,525,011
Other assets less liabilities	0.1	850,143

NET ASSETS —	100.0%	$1,271,375,154

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At October 31, 2015, the aggregate value of these securities was $29,813,081 representing 2.3% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(1)	See Note 4 for cost of investments on a tax basis.

ADR — American Depositary Receipt

CVA — Certification Van Aandelen (Dutch Cert.)

GDR — Global Depositary Receipt

LSE — London Stock Exchange

OTC — Over the Counter

Industry Allocation*
Diversified Banking Institutions	8.9%
Medical-Drugs	8.8
Oil Companies-Integrated	7.6
Banks-Commercial	5.8
Oil-Field Services	3.9
Telephone-Integrated	3.5
Auto-Cars/Light Trucks	3.5
Repurchase Agreements	3.2
Telecom Services	2.9
Insurance-Life/Health	2.7
Chemicals-Diversified	2.6
Building Products-Cement	2.5
Diversified Manufacturing Operations	2.5
Cellular Telecom	2.4
Food-Retail	2.3
Electronic Components-Semiconductors	2.3
Diversified Financial Services	2.1
Insurance-Reinsurance	1.9
Insurance-Multi-line	1.6
Medical Instruments	1.6
Finance-Other Services	1.6
Cable/Satellite TV	1.5
Airlines	1.4
Medical-Generic Drugs	1.4
Miscellaneous Manufacturing	1.4
Building & Construction Products-Misc.	1.3
Retail-Building Products	1.2
Beverages-Non-alcoholic	1.2
Photo Equipment & Supplies	1.2
Electric Products-Misc.	1.1
Auto/Truck Parts & Equipment-Original	1.0
Rubber-Tires	1.0
Retail-Major Department Stores	1.0
Diagnostic Kits	0.9
Diversified Operations	0.8
Office Automation & Equipment	0.8
Computers	0.7
Energy-Alternate Sources	0.7
Oil Companies-Exploration & Production	0.7
Retail-Drug Store	0.7
Steel-Producers	0.7
Machinery-General Industrial	0.6
Aerospace/Defense	0.6
Oil & Gas Drilling	0.6
Metal-Diversified	0.5
Machinery-Electrical	0.5
Electronic Components-Misc.	0.5
Transport-Services	0.5
Medical-Wholesale Drug Distribution	0.4
Appliances	0.4
Containers-Metal/Glass	0.2
Real Estate Operations & Development	0.2

99.9%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of October 31, 2015 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,229,057,011	$—	$—	$1,229,057,011
Repurchase Agreements	—	41,468,000	—	41,468,000

Total Investments at Value	$1,229,057,011	$41,468,000	$—	$1,270,525,011

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Portfolio’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities currently valued at $978,150,577 were transferred from Level 2 to Level 1 due to foreign equity securities whose values were previously adjusted for fair value pricing procedures for foreign equity securities. There were no additional material transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—October 31, 2015—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of October 31, 2015, is reported on a schedule following portfolio of investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Option contracts on swaps (“Swaptions”) and other option deriatives ( i.e. straddle options) are valued at a mid valuation provided by a Board-approved pricing service, and and are generally categorized as a Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the OTC market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the Global Bond, VCPSM Value, Telecom Utility, International Growth and Income and International Diversified Equities Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. In addition, the VCP Total Return BalancedSM Portfolio also used forward currency contracts to enhance return.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Futures: During the period, the Corporate Bond Portfolio used futures contracts to manage duration and yield curve positioning. The Global Bond Portfolio used futures contracts to increase or decrease exposure to equity and bond markets. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The Balanced, VCP Total Return BalancedSM and VCP SM Value Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy, Equity Index, and Emerging Markets Portfolios used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security(ies). Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Options: During the period, the SunAmerica Dynamic Allocation, SunAmerica Dynamic Strategy and VCP Total Return BalancedSM Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or exposure to an increase in prices of securities that may be purchased or to generate income.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Transactions in options written during the period ending October 31, 2015 are summarized as follows:

	SunAmerica Dynamic Allocation Portfolio		SunAmerica Dynamic Strategy Portfolio		VCP Total Return BalancedSM Porrtfolio
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Notional Amounts	Premiums Received
Options outstanding as of January 31, 2015	2,585,000	$22,857,350	1,360,000	$12,028,500	158	$11,600,000	$120,206
Options written	30,620,000	244,374,706	16,432,000	131,113,626	92	9,600,000	143,767
Options terminated in closing purchase transactions	(29,445,000)	(226,009,716)	(15,748,000)	(120,596,034)	—	(800,000)	(21,503)
Options exercised	—	—	—	—	(79)	(6,600,000)	(72,981)
Options expired (written)	—	—	—	—	(79)	(5,800,000)	(70,413)

Options outstanding as of October 31, 2015	3,760,000	$41,222,340	2,044,000	$22,546,092	92	$8,000,000	$99,076

Written option contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Portfolios may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily based upon quotations from market makers or are calculated using standard models and current market data. Changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolios’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the Global Bond Portfolio used credit default swaps to manage credit risk (i.e., hedging). The SA JPMorgan MFS Core Bond and VCP Total Return BalancedSM Portfolios also used credit default swaps as a substitute for physical securities.

Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule following each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments.

Equity Swap Agreements: During the period, the VCP Total Return BalancedSM Portfolio used equity swaps to gain exposure to a security or market index and to enhance total return.

Equity swaps and total return swaps, a type of equity swap, are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.

The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.

Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).

A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets.

Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.

Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments

Interest Rate Swap Agreements: During the period, the Global Bond and VCP Total Return BalancedSM Portfolios used interest rate swap agreements to manage exposure to fluctuations in interest rates. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule following each Portfolio’s Portfolio of Investments

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that the sub-adviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

The following tables represent the value of derivatives held as of October 31, 2015, by their primary underlying risk exposure. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of October 31, 2015, please refer to a schedule following each Portfolio’s Portfolio of Investments.

	Asset Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Swap Contracts(2)	Foreign Forward Exchange Contracts(2)	Total
Portfolio
Corporate Bond	$44,531	$—	$—	$—	$—	$—	$—	$—	$44,531
Global Bond	191,869	1,945,118	—	—	—	—	17,092	2,148,588	4,302,667
SA JP Morgan MFS Core Bond	74,375	—	—	—	—	—	37,674	—	112,049
Balanced	17,493	—	—	—	—	—	—	—	17,493
SunAmerica Dynamic Allocation	—	—	—	—	—	56,177,910	—	—	56,177,910
SunAmerica Dynamic Strategy	—	—	—	9,300,000	—	30,068,292	—	—	39,368,292
VCP Total Return BalancedSM	6,797	33,233	—	—	1,291,544	—	227,440	5,037	1,564,051
VCPSM Value	—	—	—	—	—	—	—	263,239	263,239
Telecome Utility	—	—	—	—	—	—	—	104,256	104,256
Equity Index	—	—	—		—	—	—	—	—
International Growth and Income	—	—	—	—	—	—	—	945,196	945,196
International Diversified Equities	—	—	—	—	—	—	—	140,598	140,598
Emerging Markets	—	—	—	—	—	—	—	—	—

	Liability Derivatives
	Interest Rate Contracts			Equity Contracts			Credit Contracts	Foreign Exchange Contracts
	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Futures Contracts(1)	Swap Contracts(2)	Options Written(3)	Swap Contracts(2)	Foreign Exchange Contracts(2)	Total
Portfolio
Corporate Bond	$15,625	$—	$—	$—	$—	$—	$—	$—	$15,625
Global Bond	70,034	1,457,473	—	—	—	—	—	2,799,566	4,327,073
SA JP Morgan MFS Core Bond	10,547	—	—	—	—	—	—	—	10,547
Balanced	210	—	—	11,625	—	—	—	—	11,835
SunAmerica Dynamic Allocation	—	—	—	21,250,500	—	64,901,031	—	—	86,151,531
SunAmerica Dynamic Strategy	—	—	—	—	—	35,891,363	—	—	35,891,363
VCP Total Return BalancedSM	—	161,891	50,521	1,367,071	—	—	—	—	1,579,483
VCPSM Value	—	—	—	—	—	—	—	282,378	282,378
Telecom Utility	—	—	—	—	—	—	—	12,622	12,622
Equity Index	—	—	—	80,910	—	—	—	—	80,910
International Growth and Income	—	—	—	—	—	—	—	1,039,443	1,039,443
International Diversified Equities	—	—	—	—	—	—	—	—	—
Emerging Markets	—	—	—	6,780	—	—	—	—	6,780

(1)	The variation margin on futures contracts is included in the cummulative appreciation (depreciation) as reported on each Portfolio’s Portfolio of Investments in the following amounts:

Portfolio	Cumulative Appreciation (Depreciation)	Portfolio	Cumulative Appreciation (Depreciation)
Corporate Bond	$(32,132)	SunAmerica Dynamic Strategy	$24,810,239
Global Bond	530,545	VCP Total Return Balanced	13,336,789
SA JPMorgan MFS Core Bond	(175,266)	Equity Index	1,164,641
Balanced	112,939	Emerging Markets	(25,310)
SunAmerica Dynamic Allocation	74,571,564

(2)	Reported as unrealized appreciation (depreciation) on the Portfolio of Investments
(3)	Reported at value on the Portfolio of Investments

The following table represents the average monthly balances of derivatives held during the period ended October 31, 2015.

	Average Amount Outstanding During the Year
	Futures Contracts(1)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Interest Rate Swap Contracts(1)	Credit Swap Contracts(1)	Total Return Swap Contracts(1)	Written Call Option Contracts(1)	Written Put Option Contracts(1)
Portfolio
Corporate Bond	$34,860,590	$—	$—	$—	$—	$—	$—	$—
Global Bond	141,331,554	274,974,580	—	438,473,179	5,727,778	—	—	—
SA JP Morgan MFS Core Bond	15,259,097	—	—	—	4,281,667	—	—	—
Balanced	9,259,998	—	—	—	—	—	—	—
SunAmerica Dynamic Allocation	3,005,315,389	—	54,343,919	—	—	—	16,644,047	—
SunAmerica Dynamic Strategy	1,233,579,111	—	29,160,173	—	—	—	9,039,011	—
VCP Total Return BalancedSM	209,653,845	874,725	—	3,973,416	69,466,667	50,854,579	35,652	43,560
VCPSM Value	23,552,777	25,014,100	—	—	—	—	—	—
Telecom Utility	—	6,490,195	—	—	—	—	—	—
Equity Index	17,837,803	—	—	—	—	—	—	—
International Growth and Income	—	154,702,573	—	—	—	—	—	—
International Diversified Equities	—	24,150,777	—	—	—	—	—	—
Emerging Markets	2,233,987	—	—	—	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

Note 2. Repurchase Agreements

As of October 31, 2015, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount
High Yield Bond	6.87%	$35,567,000
Equity Index	3.36	17,397,000
“Dogs” of Wall Street	0.76	3,918,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated October 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $517,728,000 a repurchase price of $517,728,000 and a maturity date of November 2, 2015. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	8.00%	11/15/21	$1,570,000	$2,189,596
U.S. Treasury Notes	0.75	12/31/17	100,000,000	100,084,600
U.S. Treasury Notes	1.63	12/31/19	100,000,000	101,500,000
U.S. Treasury Notes	2.38	6/30/18	85,000,000	88,790,320
U.S. Treasury Notes	3.13	5/15/21	126,760,000	138,174,484
U.S. Treasury Notes	3.38	11/15/19	50,000,000	54,692,250
U.S. Treasury Notes	3.50	2/15/18	40,000,000	42,657,880

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended October 31, 2015, transactions in these securities were as follows:

SunAmerica Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$23,411,090	$1,831,095	$521,392,163	$120,613,856	$287,797	$(3,470)	$(31,382,581)	$610,332,171
Global Bond Portfolio, Class 1	—	359,649	70,237,857	12,644,337	39,875	(5,991)	(1,424,267)	81,412,061
High-Yield Bond Portfolio, Class 1	8,824,858	—	141,385,542	34,653,163	79,750	4,963	(8,525,913)	167,438,005
SA JPMorgan MFS Core Bond Portfolio, Class 1	8,404,474	16,588,056	528,540,067	215,874,952	10,287,797	(43,905)	(31,431,654)	702,651,663
Equity Index Portfolio, Class 1	8,932,760	12,428,082	697,374,780	131,923,029	358,875	131,437	18,749,707	847,820,078
Growth-Income Portfolio, Class 1	5,836,366	12,490,533	320,247,205	58,173,157	38,155,164	12,093,628	(20,394,292)	331,964,534
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,953,386	16,666,491	390,508,972	50,150,404	110,156,016	35,330,424	(29,309,781)	336,524,003
Fundamental Growth Portfolio, Class 1	—	17,768,747	82,792,434	42,637,271	28,031,203	3,385,021	(19,600,718)	81,182,805
Blue Chip Growth Portfolio	1,420,926	6,189,881	296,228,165	57,079,052	159,500	15,012	17,894,495	371,057,224
Real Estate Portfolio, Class 1	1,108,473	5,780,497	84,650,395	13,196,522	25,031,203	3,434,925	(14,909,313)	61,341,326
Small Company Value Portfolio, Class 1	558,367	12,225,231	144,781,211	37,352,972	79,750	22,009	(10,546,684)	171,529,758
Mid Cap Growth Portfolio, Class 1	—	7,485,107	82,623,126	19,769,794	39,875	15,319	(3,396,269)	98,972,095
Aggressive Growth Portfolio, Class 1	—	—	62,030,874	12,284,687	39,875	15,603	1,025,994	75,317,283
Growth Opportunities Portfolio, Class 1	—	11,215,001	77,844,884	23,499,687	39,875	7,549	(11,056,302)	90,255,943
International Diversified Equities Portfolio, Class 1	2,375,371	—	20,229,603	142,409,071	74,562	(1,709)	(6,080,240)	156,482,163
International Growth and Income Portfolio, Class 1	264,779	—	46,559,922	264,779	40,000,000	301,601	2,929,837	10,056,139
Global Equities Portfolio, Class 1	5,100,247	806,267	299,730,107	55,045,263	159,500	50,573	2,386,795	357,053,238
Emerging Markets Portfolio, Class 1	4,302,569	—	192,813,010	67,589,596	15,136,969	(1,793,034)	(25,062,625)	218,409,978
Foreign Value Portfolio, Class 1	9,324,827	—	346,393,327	94,089,051	212,383	44,462	(9,020,035)	431,294,422
Seasons Series Trust
Stock Portfolio, Class 1	—	—	328,919,258	43,226,151	30,124,813	10,897,961	27,478,975	380,397,532
Large Cap Growth Portfolio, Class 1	—	—	98,586,247	56,909,414	25,044,211	4,358,903	3,151,071	137,961,424
Large Cap Value Portfolio, Class 1	—	—	304,685,603	49,138,749	159,500	51,132	3,650,207	357,366,191
Mid Cap Growth Portfolio, Class 1	—	—	79,733,368	12,284,687	9,039,875	2,658,534	(170,782)	85,465,932
Mid Cap Value Portfolio, Class 1	—	—	89,122,167	91,948,814	48,547	7,387	(3,868,409)	177,161,412
Small Cap Portfolio, Class 1	—	—	89,789,762	12,284,687	15,039,875	4,860,803	(3,892,218)	88,003,159
International Equity Portfolio, Class 1	—	—	273,417,666	41,845,145	20,155,164	4,042,488	(2,187,490)	296,962,645
Diversified Fixed Income Portfolio, Class 1	—	—	528,316,874	108,204,512	279,125	2,479	(8,282,596)	627,962,144
Real Return Portfolio, Class 1	—	—	140,479,488	11,473,052	35,062,406	(552,965)	(1,741,179)	114,595,990
Focus Growth Portfolio, Class 1	—	—	94,202,349	29,919,308	65,891	3,832	3,352,088	127,411,686
Focus Value Portfolio, Class 1	—	—	153,060,998	24,569,374	79,750	27,089	4,513,780	182,091,491
Anchor Series Trust
Government and Quality Bond Portfolio, Class 1	5,251,350	1,237,821	310,482,308	55,627,921	159,500	(4,951)	(9,560,031)	356,385,747
Growth and Income Portfolio, Class 1	888,847	7,755,391	160,900,724	33,213,613	10,079,750	3,194,181	3,074,230	190,302,998
Growth Portfolio, Class 1	2,303,102	51,094,765	311,362,863	102,536,617	20,159,500	4,615,558	(40,459,946)	357,895,592
Capital Appreciation Portfolio, Class 1	—	33,568,994	170,755,615	101,885,180	84,086	18,509	(20,214,095)	252,361,123
Natural Resources Portfolio, Class 1	787,514	—	53,226,645	9,691,784	8,035,539	(2,791,294)	(3,613,308)	48,478,288

	$92,049,306	$215,491,608	$7,593,405,579	$1,974,009,651	$441,987,501	$84,394,063	$(227,923,549)	$8,981,898,243

SunAmerica Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2015	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at October 31, 2015
SunAmerica Series Trust
Corporate Bond Portfolio, Class 1	$7,612,355	$595,399	$158,810,670	$50,350,075	$349,278	$(26,564)	$(10,181,254)	$198,603,649
Global Bond Portfolio, Class 1	—	427,065	71,825,330	26,498,226	174,639	(26,700)	(1,423,702)	96,698,515
High-Yield Bond Portfolio, Class 1	4,869,406	—	75,958,399	20,940,566	174,639	(5,572)	(4,760,928)	91,957,826
SA JPMorgan MFS Core Bond Portfolio, Class 1	3,329,259	6,571,016	232,847,728	93,113,755	34,523,916	(1,031,888)	(11,605,626)	278,800,053
Equity Index Portfolio, Class 1	5,304,606	7,380,260	457,690,802	75,963,961	42,685,687	13,968,055	(746,496)	504,190,635
Growth-Income Portfolio, Class 1	5,169,972	11,064,368	225,564,013	79,447,822	523,916	116,621	(10,005,799)	294,598,741
Equity Opportunities Portfolio, Class 1	1,017,771	7,596,300	122,997,020	56,180,373	614,152	179,064	1,147,584	179,889,889
SA Legg Mason BW Large Cap Value Portfolio, Class 1	—	40,021,628	198,692,321	96,296,142	436,597	48,397	(23,395,679)	271,204,584
Dogs of Wall Street Portfolio, Class 1	2,929,405	10,110,105	122,656,792	37,146,251	261,958	70,598	(6,438,933)	153,172,750
SA AB Growth Portfolio, Class 1	—	13,905,219	88,124,435	69,726,257	10,245,078	3,886,835	(6,876,831)	144,615,618
Capital Growth Portfolio, Class 1	57,049	3,176,754	35,502,203	46,159,450	580,391	17,921	1,056,100	82,155,283
SA MFS Massachusetts Investors Trust Portfolio, Class 1	2,551,760	14,400,040	285,742,234	53,495,507	40,118,165	10,572,309	(9,032,184)	300,659,701
Real Estate Portfolio, Class 1	1,835,564	9,572,152	92,254,464	27,478,877	174,639	13,988	(16,818,771)	102,753,919
Small Company Value Portfolio, Class 1	332,060	7,270,338	112,757,432	25,343,862	30,191,519	4,157,153	(10,033,656)	102,033,272
Mid Cap Growth Portfolio, Class 1	—	6,245,054	42,625,222	47,262,525	439,513	146,528	(5,845,871)	83,748,891
SA Marsico Focused Growth, Class 1	—	6,335,676	169,040,277	25,160,714	83,567,523	11,889,617	(14,487,676)	108,035,409
Growth Opportunities Portfolio, Class 1	—	751,828	15,146,340	751,829	10,000,000	1,218,501	(1,131,882)	5,984,788
Small & Mid Cap Value Portfolio, Class 1	574,460	13,965,314	80,552,818	30,610,935	174,639	(26,792)	(13,166,500)	97,795,822
International Growth and Income Portfolio, Class 1	3,450,335	—	106,132,184	39,557,076	261,958	38,116	(597,580)	144,867,838
Global Equities Portfolio, Class 1	2,073,588	327,801	118,322,469	26,508,129	261,958	70,030	720,179	145,358,849
Foreign Value Portfolio, Class 1	5,224,321	—	182,210,584	64,402,222	436,597	91,112	(4,402,933)	241,864,388
Seasons Series Trust
Large Cap Growth Portfolio, Class 1	—	—	94,820,741	16,071,160	18,174,639	3,048,786	4,731,680	100,497,728
Large Cap Value Portfolio, Class 1	—	—	305,206,265	83,284,641	698,555	175,268	2,710,634	390,678,253
Mid Cap Growth Portfolio, Class 1	—	—	41,662,034	8,035,580	3,087,319	882,936	334,436	47,827,667
Mid Cap Value Portfolio, Class 1	—	—	82,911,328	10,303,038	35,033,761	5,250,051	(4,643,235)	58,787,421
Small Cap Portfolio, Class 1	—	—	39,764,859	60,544,383	157,758	40,164	(2,263,315)	97,928,333
International Equity Portfolio, Class 1	—	—	103,949,150	75,688,251	684,591	83,169	(2,466,852)	176,569,127
Diversified Fixed Income Portfolio, Class 1	—	—	77,081,387	21,071,161	174,639	(9,408)	(1,173,978)	96,794,523
Real Return Portfolio, Class 1	—	—	39,910,583	13,035,580	87,319	(6,320)	(827,578)	52,024,946
Focus Value Portfolio, Class 1	—	—	95,333,133	16,071,160	15,174,639	3,588,017	(236,350)	99,581,321
Anchor Series Trust
Government & Quality Bond Portfolio, Class 1	2,193,254	516,983	115,862,480	36,816,977	261,958	(7,595)	(3,781,265)	148,628,639

	$48,525,165	$160,233,300	$3,991,955,697	$1,333,316,485	$329,731,940	$58,412,397	$(155,644,261)	$4,898,308,378

Equity Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2015	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at October 31, 2015
American International Group, Inc. — Common Stocks	$47,580	$—	$4,159,032	$525,284	$388,801	$170,778	$1,080,780	$5,547,073

At October 31, 2015, the following affiliates owned outstanding shares of the following Portfolios:

Portfolio	Holder	Percentage
Corporate Bond	SunAmerica Dynamic Allocation Portfolio	34%
	SunAmerica Dynamic Strategy Portfolio	11%
Global Bond	SunAmerica Dynamic Allocation Portfolio	17%
	SunAmerica Dynamic Strategy Portfolio	20%
High Yield Bond	SunAmerica Dynamic Allocation Portfolio	31%
	SunAmerica Dynamic Strategy Portfolio	17%
SA JPMorgan MFS Core Bond	SunAmerica Dynamic Allocation Portfolio	35%
	SunAmerica Dynamic Strategy Portfolio	14%
Equity Index	SunAmerica Dynamic Allocation Portfolio	62%
	SunAmerica Dynamic Strategy Portfolio	37%
Growth-Income	SunAmerica Dynamic Allocation Portfolio	33%
	SunAmerica Dynamic Strategy Portfolio	29%
Equity Opportunities	SunAmerica Dynamic Strategy Portfolio	57%
SA Legg Mason BW Large Cap Value	SunAmerica Dynamic Strategy Portfolio	20%
Dogs of Wall Street	SunAmerica Dynamic Strategy Portfolio	47%
SA AB Growth	SunAmerica Dynamic Strategy Portfolio	27%
Capital Growth	SunAmerica Dynamic Strategy Portfolio	58%
SA MFS Massachusetts Investors Trust	SunAmerica Dynamic Allocation Portfolio	30%
	SunAmerica Dynamic Strategy Portfolio	27%
Fundamental Growth	SunAmerica Dynamic Allocation Portfolio	38%
Blue Chip Growth	SunAmerica Dynamic Allocation Portfolio	75%
Real Estate	SunAmerica Dynamic Allocation Portfolio	14%
	SunAmerica Dynamic Strategy Portfolio	23%
Small Company Value	SunAmerica Dynamic Allocation Portfolio	34%
	SunAmerica Dynamic Strategy Portfolio	20%
Mid-Cap Growth	SunAmerica Dynamic Allocation Portfolio	25%
	SunAmerica Dynamic Strategy Portfolio	21%
Aggressive Growth	SunAmerica Dynamic Allocation Portfolio	50%
Growth Opportunities	SunAmerica Dynamic Allocation Portfolio	30%
SA Marsisco Focused Growth	SunAmerica Dynamic Strategy Portfolio	38%
Small & Mid Cap Value	SunAmerica Dynamic Strategy Portfolio	16%
International Growth and Income	SunAmerica Dynamic Strategy Portfolio	39%
Global Equities	SunAmerica Dynamic Allocation Portfolio	60%
	SunAmerica Dynamic Strategy Portfolio	24%
International Diversified Equities	SunAmerica Dynamic Allocation Portfolio	42%
Emerging Markets	SunAmerica Dynamic Allocation Portfolio	54%
Foreign Value	SunAmerica Dynamic Allocation Portfolio	34%
	SunAmerica Dynamic Strategy Portfolio	19%

The SunAmerica Dynamic Allocation and the SunAmerica Dynamic Strategy Portfolios (the “Dynamic Portfolios”) do not invest in funds advised by SAAMCo (each a “SAAMCo Fund” and collectively, the “SAAMCo Funds”) for the purpose of exercising management of control; however, investments by the Dynamic Portfolios within the set limits may represent a significant portion of the SAAMCo Funds’ net assets. At October 31, 2015, each Dynamic Portfolio held less than 75% of the outstanding shares of any underlying SAAMCo Fund. In addition, the Dynamic Portfolios, in aggregate, held less than 99% of the outstanding shares of any underlying SAAMCo Fund.

Note 4. Federal Income Taxes

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
Cash Management	$9,201	$(84,804)	$(75,603)	$296,584,349
Corporate Bond	56,701,842	(43,773,972)	12,927,870	1,762,265,476
Global Bond	4,633,102	(17,032,042)	(12,398,940)	484,337,278
High-Yield Bond	6,107,626	(33,588,318)	(27,480,692)	574,448,674
SA JPMorgan MFS Core Bond	5,474,111	(39,567,043)	(34,092,932)	2,054,474,999
Balanced	20,804,231	(6,490,859)	14,313,372	216,265,471
SA MFS Total Return	94,444,406	(15,064,760)	79,379,646	488,490,591
SunAmerica Dynamic Allocation	468,439,476	(210,580,884)	257,858,592	10,895,792,609
SunAmerica Dynamic Strategy	140,957,929	(135,556,827)	5,401,102	6,063,783,185
VCP Total Return BalancedSM	697,519	(625,677)	71,842	486,615,464
VCPSM Value	18,379,369	(16,688,560)	1,690,809	604,438,491
Telecom Utility	4,244,515	(5,287,625)	(1,043,110)	47,101,037
Equity Index	229,700,882	(48,714,706)	180,986,176	1,186,436,325
Growth-Income	146,426,882	(21,801,856)	124,625,026	897,769,113
Equity Opportunities	30,229,978	(14,735,147)	15,494,831	302,257,661
SA Legg Mason BW Large Cap Value	131,683,416	(7,781,539)	123,901,877	1,234,831,559
“Dogs” of Wall Street	26,738,912	(15,611,159)	11,127,753	311,596,495
SA AB Growth	94,537,785	(5,023,080)	89,514,705	442,852,891
Capital Growth	20,145,473	(3,025,185)	17,120,288	122,776,322
SA MFS Massachusetts Investors Trust	199,616,824	(32,063,010)	167,553,814	939,071,766
Fundamental Growth	24,326,633	(4,697,880)	19,628,753	188,179,941
Blue Chip Growth	59,824,398	(15,184,778)	44,639,620	452,678,310
Real Estate	44,479,046	(11,434,874)	33,044,172	412,618,650
Small Company Value	82,721,419	(39,730,780)	42,990,639	465,588,670
Mid-Cap Growth	59,681,742	(11,992,977)	47,688,765	341,969,479
Aggressive Growth	22,586,037	(5,687,174)	16,898,863	131,160,845
Growth Opportunities	40,332,812	(19,859,612)	20,473,200	268,371,496
SA Marsico Focused Growth	56,010,650	(6,101,201)	49,909,449	229,368,188
Technology	11,604,098	(2,053,506)	9,550,592	44,503,871
Small & Mid Cap Value	88,501,232	(43,651,057)	44,850,175	578,008,014
International Growth and Income	38,904,215	(32,779,433)	6,124,782	373,867,365
Global Equities	65,530,338	(21,751,380)	43,778,958	553,982,112
International Diversified Equities	17,848,503	(14,478,322)	3,370,181	362,015,494
Emerging Markets	23,816,517	(49,448,286)	(25,631,769)	418,025,565
Foreign Value	184,758,570	(137,904,074)	46,854,496	1,223,670,515

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant of Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: December 29, 2015

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: December 29, 2015